As Filed with the Securities and Exchange Commission on June 27, 2012
File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(✓)
Pre-Effective Amendment No.__( )
Post-Effective Amendment No. 37(✓)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940(✓)
Amendment No. 40 (✓)
THE VANTAGEPOINT FUNDS
(Exact Name of Registrant as Specified in Charter)
777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
(Address of Principal Executive Offices) (Zip Code)
(202) 962-4600
(Registrant’s Telephone Number, Including Area Code)
Angela Montez, Secretary
777 North Capitol Street, N.E., Ste. 600
Washington, DC 20002
(Name and Address of Agent for Service of Process)
With Copies to:
Kathryn B. McGrath, Esq.
Senior Vice President and General Counsel
ICMA Retirement Corporation
777 North Capitol Street, N.E. Ste 600
Washington, DC 20002
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on ( ) pursuant to paragraph (b) of rule 485*

☑	60 days after filing pursuant to paragraph (a)(1) of rule 485

☐	on ( ) pursuant to paragraph (a)(1) of rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of rule 485

☐	on ( ) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE
The Registrant is filing this Post-Effective Amendment No. 37 to the Registration Statement of The Vantagepoint Funds in order to make certain changes to the principal investment strategies of the Vantagepoint Aggressive Opportunities Fund.

THE VANTAGEPOINT FUNDS PROSPECTUS • AUGUST , 2012

Low Duration Bond Fund	VPIPX
Inflation Protected Securities Fund	VPTSX
Equity Income Fund	VPEIX
Growth & Income Fund	VPGIX
Growth Fund	VPGRX
Select Value Fund	VPSVX
Aggressive Opportunities Fund	VPAOX
Discovery Fund	VPDSX
International Fund	VPINX
Diversifying Strategies Fund	VPDAX
Core Bond Index Fund
Class I	VPCIX
Class II	VPCDX
500 Stock Index Fund
Class I	VPFIX
Class II	VPSKX
Broad Market Index Fund
Class I	VPMIX
Class II	VPBMX
Mid/Small Company Index Fund
Class I	VPSIX
Class II	VPMSX
Overseas Equity Index Fund
Class I	VPOIX
Class II	VPOEX
Model Portfolio Savings Oriented Fund	VPSOX
Model Portfolio Conservative Growth Fund	VPCGX
Model Portfolio Traditional Growth Fund	VPTGX
Model Portfolio Long-Term Growth Fund	VPLGX
Model Portfolio All-Equity Growth Fund	VPAGX
Milestone Retirement Income Fund	VPRRX
Milestone 2010 Fund	VPRQX
Milestone 2015 Fund	VPRPX
Milestone 2020 Fund	VPROX
Milestone 2025 Fund	VPRNX
Milestone 2030 Fund	VPRMX
Milestone 2035 Fund	VPRLX
Milestone 2040 Fund	VPRKX
Milestone 2045 Fund	VPRJX

The Vantagepoint Funds, a no-load open-end management investment company, operates as a “series” investment company offering the 29 distinct, diversified investment portfolios listed above (each a “Fund” and collectively the “Funds”). Each Fund has different investment objectives and strategies.

This prospectus gives you information about the Funds that you should know before investing. Please read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES
Low Duration Bond Fund	1
Inflation Protected Securities Fund	4
Equity Income Fund	7
Growth & Income Fund	10
Growth Fund	13
Select Value Fund	16
Aggressive Opportunities Fund	19
Discovery Fund	23
International Fund	26
Diversifying Strategies Fund	29
Core Bond Index Fund	33
500 Stock Index Fund	35
Broad Market Index Fund	37
Mid/Small Company Index Fund	39
Overseas Equity Index Fund	41
Model Portfolio Savings Oriented Fund	43
Model Portfolio Conservative Growth Fund	46
Model Portfolio Traditional Growth Fund	49
Model Portfolio Long-Term Growth Fund	52
Model Portfolio All-Equity Growth Fund	55
Milestone Retirement Income Fund	58
Milestone 2010 Fund	61
Milestone 2015 Fund	65
Milestone 2020 Fund	69
Milestone 2025 Fund	73
Milestone 2030 Fund	77
Milestone 2035 Fund	81
Milestone 2040 Fund	85
Milestone 2045 Fund	88

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	91

ADDITIONAL INFORMATION ABOUT THE FUNDS’ RISKS	118

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS	122

MANAGEMENT OF THE FUNDS	123

SHAREHOLDER INFORMATION	125
Definition of a Business Day	125
Share Accounting for All Funds	125
Valuation of the Funds’ Investment Securities	125
Reinvestment of Earnings	126
Pricing and Timing of Transactions	126
Reporting to Investors	126

PURCHASES, EXCHANGES, AND REDEMPTIONS	127
Purchases	127
Purchases—Vantagepoint Elite	127
Purchases by Employee Benefit Plans	127
Purchases by IRA Investors	128
Exchanges and Allocations Among Funds	128
Exchanges—Index Funds	128
Exchanges—Vantagepoint Elite	128
Exchanges by Telephone	128
Exchanges by Internet	128
Conversions—Index Funds	129
Redemptions	129
Redemptions—Vantagepoint Elite	129
Inability to Conduct Business	129
Frequent Purchases and Redemptions of Fund Shares	129

DISTRIBUTION ARRANGEMENTS	132

TAX CONSEQUENCES	133

FINANCIAL HIGHLIGHTS	134

FUND SUMMARIES

Low Duration Bond Fund

Investment Objective
To seek total return that is consistent with preservation of capital.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.14%
Other expenses	0.38%
Total annual fund operating expenses	0.62%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$64
3 years	$199
5 years	$347
10 years	$776

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that the Fund’s subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity.

The Fund’s investments in fixed income securities may include:

•	securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
•	securities issued by U.S. or foreign companies;
•	U.S. and foreign mortgage-backed securities;
•	U.S. and foreign asset-backed securities; and
•	municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality). The Fund may invest up to 10% of its net assets in securities that are rated below investment grade (commonly known as “high yield securities” or “junk bonds”) or are unrated securities that the Fund’s subadvisers determine are of comparable quality. The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities that are denominated in foreign currencies.

The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
5.34%	-1.72%
(2nd Qtr 2009)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Low Duration Bond Fund
Return before taxes	1.14%	3.73%	3.52%
Return after taxes on distributions	0.46%	2.56%	2.26%
Return after taxes on distributions and sale of fund shares	0.74%	2.50%	2.26%
BofA Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)	1.56%	3.94%	3.56%
Morningstar Short-Term Bond Funds Average (reflects no deduction for taxes)	1.66%	3.48%	3.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Payden & Rygel
Name	Title with Subadviser	Length of Service

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since December 2004

Mary Beth Syal, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since March 2008

STW Fixed Income Management LLC
Name	Title with Subadviser	Length of Service

William H. Williams	Chief Executive Officer and Chief Investment Officer	Portfolio Manager of the Fund since November 2004

Edward H. Jewett	Principal and Portfolio Manager	Portfolio Manager of the Fund since November 2004

Richard A. Rezek, Jr., CFA	Principal and Portfolio Manager	Portfolio Manager of the Fund since November 2004

Andrew B.J. Chorlton, CFA	Principal and Portfolio Manager	Portfolio Manager of the Fund since February 2008

Neil G Sutherland, CFA	Vice President and Portfolio Manager	Portfolio Manager of the Fund since November 2008

Julio C. Bonilla, CFA	Vice President and Portfolio Manager	Portfolio Manager of the Fund since March 2010

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Inflation Protected Securities Fund

Investment Objective
To offer current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.15%
Other expenses	0.39%
Total annual fund operating expenses	0.64%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$66
3 years	$205
5 years	$358
10 years	$800

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities (“TIPS”). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal values or coupon rates are indexed to changes in inflation. These adjustments result in changes to the interest payments. The Fund’s investments in these securities may include:

•	fixed income securities issued or guaranteed by the U.S. Government, foreign governments (national, regional or local), their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
•	fixed income securities issued by U.S. and foreign companies; and
•	municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality). The Fund generally invests in securities denominated in U.S. dollars, but may also invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in inflation rates. These securities may include securities issued by the types of issuers described above and U.S. and foreign mortgage-backed and asset-backed securities.

The Fund may invest up to 20% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund’s portfolio turnover typically exceeds 100% due to the small size of the TIPS market and active trading by the Fund’s subadvisers in that market to seek attractive return opportunities.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Inflation-Adjusted Securities Risk—Investments in inflation-adjusted securities are affected by changes in interest and inflation rates. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods, and during periods of extreme deflation these securities may not provide any income.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Active Trading Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
5.51%	-3.69%
(1st Qtr 2008)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Inflation Protected Securities Fund
Return before taxes	11.53%	7.21%	5.23%
Return after taxes on distributions	9.97%	5.92%	3.93%
Return after taxes on distributions and sale of fund shares	7.75%	5.46%	3.74%
Barclays U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	7.57%
Morningstar Inflation-Protected Bond Funds Average (reflects no deduction for taxes)	10.93%	6.66%	6.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

BlackRock Financial Management, Inc.
Name	Title with Subadviser	Length of Service

Brian Weinstein	Managing Director	Portfolio Manager of the Fund since October 2007

Martin Hegarty	Managing Director	Portfolio Manager of the Fund since July 2010

Pacific Investment Management Company, LLC
Name	Title with Subadviser	Length of Service

Mihir Worah	Managing Director	Portfolio Manager of the Fund since January 2008

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Equity Income Fund

Investment Objective
To offer long-term capital growth with consistency derived from dividend yield.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees[1]	0.35%
Other expenses	0.37%
Total annual fund operating expenses[1]	0.82%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$84
3 years	$263
5 years	$457
10 years	$1,017

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities (common and preferred stock). The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. and foreign convertible securities; and
•	U.S. preferred stock.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Equity Income/Interest Rate Risk—The Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
21.12%	-25.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Equity Income Fund
Return before taxes	0.04%	-0.66%	4.67%
Return after taxes on distributions	-0.69%	-1.11%	4.15%
Return after taxes on distributions and sale of fund shares	0.78%	-0.60%	3.99%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%
Morningstar Large Value Funds Average (reflects no deduction for taxes)	-0.75%	-2.00%	3.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Barrow, Hanley, Mewhinney & Strauss, LLC
Name	Title with Subadviser	Length of Service

Robert J. Chambers, CFA	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since August 1999

R. Lewis Ropp	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since March 2011

Southeastern Asset Management, Inc.
Name	Title with Subadviser	Length of Service

O. Mason Hawkins, CFA	Chief Executive Officer	Portfolio Manager of the Fund since December 2000

G. Staley Cates, CFA	President	Portfolio Manager of the Fund since December 2000

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

Brian C. Rogers, CFA, CIC	Chairman and Chief Investment Officer of T. Rowe Price Group, Inc.	Portfolio Manager of the Fund since August 1999

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Growth & Income Fund

Investment Objective
To offer long-term capital growth and current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.30%
Other expenses	0.38%
Total annual fund operating expenses	0.78%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$80
3 years	$250
5 years	$435
10 years	$969

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:

•	foreign equity securities;
•	mid-capitalization equity securities;
•	U.S. preferred stock; and
•	U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Equity Income/Interest Rate Risk—The Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
17.11%	-21.88%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Growth & Income Fund
Return before taxes	-0.69%	-0.03%	2.76%
Return after taxes on distributions	-0.86%	-0.60%	2.33%
Return after taxes on distributions and sale of fund shares	-0.22%	-0.05%	2.35%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	-1.27%	-0.99%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Fiduciary Management, Inc.
Name	Title with Subadviser	Length of Service

Ted Kellner, CFA	Executive Chairman	Portfolio Manager of the Fund since January 2009

Patrick English, CFA	CEO and Chief Investment Officer	Portfolio Manager of the Fund since January 2009

John Brandser	President and COO	Portfolio Manager of the Fund since January 2009

Andy Ramer, CFA	Director of Research	Portfolio Manager of the Fund since January 2010

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

Larry J. Puglia, CPA, CFA	Vice President	Portfolio Manager of the Fund since June 2001

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Ian R. Link, CFA	Director and Equity Portfolio Manager	Portfolio Manager of the Fund since February 2008

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Growth Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees[1]	0.31%
Other expenses	0.38%
Total annual fund operating expenses[1]	0.79%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$81
3 years	$253
5 years	$440
10 years	$981

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth. The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

•	foreign equity securities;
•	small-capitalization equity securities;
•	U.S. preferred stock; and
•	U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-

capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
14.72%	-25.58%
(3rd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Growth Fund
Return before taxes	-4.27%	-2.03%	0.49%
Return after taxes on distributions	-4.35%	-2.12%	0.43%
Return after taxes on distributions and sale of fund shares	-2.67%	-1.72%	0.41%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%
Morningstar Large Growth Funds Average (reflects no deduction for taxes)	-2.46%	0.79%	2.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers:

Atlanta Capital Management Company, LLC
Name	Title with Subadviser	Length of Service

Richard England, CFA	Managing Director and Principal	Co-Portfolio Manager of the Fund since January 2012

Paul Marshall, CFA	Vice President and Principal	Co-Portfolio Manager of the Fund since January 2012

Columbus Circle Investors
Name	Title with Subadviser	Length of Service

Anthony Rizza, CFA	Senior Managing Director	Portfolio Manager of the Fund since September 2008

Thomas Bisighini, CFA	Managing Director	Co-Portfolio Manager since May 2011

Victory Capital Management Inc.
Name	Title with Subadviser	Length of Service

Erick Maronak	Chief Investment Officer, Senior Portfolio Manager and Senior Managing Director	Lead Portfolio Manager of the Fund since January 2012

Jason Dahl, CFA	Senior Portfolio Manager and Managing Director	Co-Portfolio Manager of the Fund since January 2012

Scott Kefer, CFA	Senior Portfolio Manager and Managing Director	Co-Portfolio Manager of the Fund since January 2012

Michael Koskuba	Senior Portfolio Manager and Managing Director	Co-Portfolio Manager of the Fund since January 2012

Westfield Capital Management Company, L.P.
Name	Title with Subadviser	Length of Service

William Muggia	President, Chief Executive Officer, Partner and Chief Investment Officer	Portfolio Manager of the Fund since May 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Select Value Fund

Investment Objective
To offer long-term growth from dividend income and capital appreciation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.49%
Other expenses	0.40%
Total annual fund operating expenses	0.99%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$101
3 years	$317
5 years	$549
10 years	$1,217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may also offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. preferred stock;
•	U.S. convertible securities; and
•	small-capitalization equity securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
19.31%	-23.61%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns		Since
(for the periods ended		Inception
December 31, 2011)	1 year	(October 30, 2007)

Select Value Fund
Return before taxes	-0.16%	0.55%
Return after taxes on distributions	-0.31%	0.37%
Return after taxes on distributions and sale of fund shares	0.08%	0.44%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-1.38%	-0.96%
Morningstar Mid-Cap Value Funds Average (reflects no deduction for taxes)	-3.96%	-1.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Artisan Partners Limited Partnership
Name	Title with Subadviser	Length of Service

James C. Kieffer	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

Scott C. Satterwhite	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

George O. Sertl, Jr.	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

Systematic Financial Management, L.P.
Name	Title with Subadviser	Length of Service

Ronald Mushock, CFA	Managing Partner Portfolio Manager	Portfolio Manager of the Fund since October 2007

D. Kevin McCreesh, CFA	Managing Partner Chief Investment Officer	Portfolio Manager of the Fund since October 2007

WEDGE Capital Management L.L.P.
Name	Title with Subadviser	Length of Service

Paul M. VeZolles, CFA	General Partner and Lead Mid-Cap Analyst	Portfolio Manager of the Fund since October 2007

Martin L. Robinson, CFA	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

John G. Norman	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Aggressive Opportunities Fund

Investment Objective
To offer high long-term capital appreciation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees[1]	0.36%
Other expenses	0.37%
Total annual fund operating expenses[1]	0.83%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$85
3 years	$265
5 years	$457
10 years	$999

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies that one or more of the Fund’s subadvisers employing an “actively-managed” strategy believe offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap Growth Index, following an indexed or “passively managed” approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap Index.

The Fund also may invest in:

•	foreign equity securities (including those of issuers located in emerging market countries);
•	U.S. preferred stock; and
•	U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers that pursue active management may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index in equal amounts and without fundamental or quantitative analysis. The custom index will be calculated by Russell Indexes based on constituent equal weight requirements provided by the Fund’s investment adviser. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Russell Midcap Growth Index (which is a capitalization-weighted index), the custom index is an equally-weighted index. The subadviser rebalances this indexed portion of the Fund periodically (but not necessarily at the same time changes are made to the custom index), by taking into account tradeoffs between transaction costs and tracking error.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Indexing Risk—The portion of the Fund that is indexed or passively managed is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in this portion of the Fund may be purchased, held, and sold by the Fund at times when an actively managed portfolio would not do so. In addition, performance of this portion of the Fund will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of this portion of the Fund.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
24.00%	-26.13%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Aggressive Opportunities Fund
Return before taxes	-10.42%	-0.04%	2.83%
Return after taxes on distributions	-11.82%	-1.10%	2.17%
Return after taxes on distributions and sale of fund shares	-5.46%	-0.19%	2.33%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%
Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)	-3.96%	2.01%	4.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Legg Mason Capital Management, LLC
Name	Title with Subadviser	Length of Service

Sam Peters, CFA	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since January 2006

Albert Grossman	Portfolio Manager	Portfolio Manager of the Fund since October 2011

Southeastern Asset Management, Inc.
Name	Title with Subadviser	Length of Service

O. Mason Hawkins, CFA	Chief Executive Officer	Portfolio Manager of the Fund since July 2002

G. Staley Cates, CFA	President	Portfolio Manager of the Fund since July 2002

TimesSquare Capital Management, LLC
Name	Title with Subadviser	Length of Service

Tony Rosenthal, CFA	Managing Director and Portfolio Manager/Analyst	Portfolio Manager of the Fund since January 2006

Grant Babyak	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since January 2006

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Philip W. Ruedi, CFA	Senior Vice President and Equity Portfolio Manager	Portfolio Manager of the Fund since May 2011

SSgA Funds Management, Inc.
Name	Title with Subadviser	Length of Service

Michael J. Feehily, CFA	Managing Director, Portfolio Management	Portfolio Manager of the Fund since August 2012

Dwayne Hancock, CFA	Vice President, Portfolio Management	Portfolio Manager of the Fund since August 2012

Wells Capital Management Inc.
Name	Title with Subadviser	Length of Service

Thomas Pence, CFA	Managing Director and Senior Portfolio Manager	Portfolio Manager of the Fund since August 2012

Michael Smith, CFA	Co-Portfolio Manager	Portfolio Manager of the Fund since August 2012

Chris Warner, CFA	Co-Portfolio Manager	Portfolio Manager of the Fund since August 2012

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at

800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Discovery Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.44%
Other expenses	0.41%
Total annual fund operating expenses	0.95%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$97
3 years	$304
5 years	$528
10 years	$1,171

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000 Index. The Fund’s U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund’s use of futures contracts; (2) may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities; and (3) at all times have a portfolio effective duration no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

The Fund also may invest in:

•	foreign equity securities (including those of issuers located in emerging market countries);
•	U.S. preferred stock; and
•	U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality).

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
25.94%	-26.99%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns		Since
(for the periods ended		Inception
December 31, 2011)	1 year	(October 30, 2007)

Discovery Fund
Return before taxes	-6.15%	-1.27%
Return after taxes on distributions	-6.45%	-1.75%
Return after taxes on distributions and sale of fund shares	-3.93%	-1.34%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	-4.18%	-1.05%
Morningstar Small Blend Funds Average (reflects no deduction for taxes)	-4.07%	-1.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Payden & Rygel
Name	Title with Subadviser	Length of Service

Asha B. Joshi, CFA	Managing Principal and Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Jamie A. Rome, CFA	Senior Vice President and Equity Portfolio Manager	Portfolio Manager of the Fund since October 2007

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

International Fund

Investment Objective
To offer long-term capital growth and diversification by country.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.48%
Other expenses	0.39%
Total annual fund operating expenses	0.97%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$99
3 years	$310
5 years	$539
10 years	$1,194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities (common and preferred stock), including securities of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:

•	U.S. or foreign fixed income securities;
•	U.S. equity securities; and
•	U.S. or foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
21.37%	-21.17%
(2nd Qtr 2009)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

International Fund
Return before taxes	-8.57%	-3.57%	4.13%
Return after taxes on distributions	-8.80%	-4.09%	3.64%
Return after taxes on distributions and sale of fund shares	-5.00%	-2.79%	3.77%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	-12.14%	-4.72%	4.67%
Morningstar Foreign Large Blend Funds Average (reflects no deduction for taxes)	-13.97%	-4.65%	4.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Artisan Partners Limited Partnership
Name	Title with Subadviser	Length of Service

Mark L. Yockey	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since October 2002

GlobeFlex Capital, LP
Name	Title with Subadviser	Length of Service

Robert Anslow	Chief Investment Officer	Portfolio Manager of the Fund since January 2006

Mondrian Investment Partners Limited
Name	Title with Subadviser	Length of Service

Elizabeth Desmond	Director and Chief Investment Officer of International Equities	Portfolio Manager of the Fund since October 2009

Nigel Bliss	Senior Portfolio Manager	Portfolio Manager of the Fund since October 2009

Walter Scott & Partners Limited
Name	Title with Subadviser	Length of Service

Jane Henderson	Managing Director	Portfolio Manager of the Fund since May 2009

Roy Leckie	Director	Portfolio Manager of the Fund since May 2009

Charles Macquaker	Director	Portfolio Manager of the Fund since May 2011

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Diversifying Strategies Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees[1,2]	0.42%
Other expenses	0.41%
Total annual fund operating expenses[1,2]	0.93%
Fee Waiver[1,2]	(0.11%	)
Total annual fund operating expenses[2]	0.82%

[1]	One of the Fund’s subadvisers, Mellon Capital Management Corporation, has contractually agreed to waive a portion of its subadvisory fees beginning May 1, 2011 through April 30, 2014.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and, therefore is reflected only in the 1 year and 3 year examples. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$84
3 years	$263
5 years	$483
10 years	$1,115

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

•	Global Tactical Asset Allocation Strategy;
•	Low Duration-Plus Fixed Income Strategy; and
•	Convertible Securities Strategy.

Each of these investment strategies is described in more detail below.

•	Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies, or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default, and interest rate swaps), and forward currency contracts.

•	Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates see). These fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality) that the Fund’s subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure, using a variety of techniques, including forward currency contracts.

•	Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

Additional Information About the Fund’s Investments
The Fund uses derivative instruments, including futures and options, swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stocks and fixed income securities.

The Fund may take both long and short positions in derivative instruments (short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited, unlike with a long position, in which the risk of loss may be limited to the amount invested). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes.

The market value of the Fund’s net assets held in short positions in derivative instruments is not expected to exceed 25% of the market value of the Fund’s net assets. Normally, on average and over the long term, this percentage is expected to be between 0% and 10%. The Fund does not sell underlying securities short. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund generally holds a significant portion of its assets in high-quality, short-term fixed income securities, in order to provide liquidity and meet derivatives collateral obligations. The Fund may also invest in mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund invests at least 40% of its net assets in fixed income securities. The Fund’s investments in fixed income securities generally are rated B or higher by a major ratings agency (or are unrated securities that the Fund’s subadvisers determine are of comparable quality); securities rated CCC (or equivalent) or unrated securities that the Fund’s subadvisers determine are of comparable quality (the minimum quality permitted) are permitted but will be less than 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
4.07%	-5.08%
(3rd Qtr 2010)	(3rd Qtr 2008)

Average Annual Total Returns		Since
(for the periods ended		Inception
December 31, 2011)	1 year	(October 30, 2007)

Diversifying Strategies Fund
Return before taxes	0.10%	1.06%
Return after taxes on distributions	-0.16%	0.77%
Return after taxes on distributions and sale of fund shares	0.36%	0.77%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.04%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	4.33%	1.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Vassilis Dagioglu	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

James H. Stavena	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

Torrey K. Zaches, CFA	Managing Director, Asset Allocation	Portfolio Manager of the Fund since March 2010

Payden & Rygel
Name	Title with Subadviser	Length of Service

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Mary Beth Syal, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since March 2008

Calamos Advisors LLC
Name	Title with Subadviser	Length of Service

John P. Calamos, Sr.	Chairman, CEO and Co-Chief Investment Officer	Portfolio Manager of the Fund since January 2010

Nick P. Calamos	President of Investments and Co-Chief Investment Officer	Portfolio Manager of the Fund since January 2010

John P. Calamos, Jr.	Executive Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Jeff Scudieri	Senior Vice President and Co-Head of Research and Investments	Portfolio Manager of the Fund since January 2010

Jon Vacko	Senior Vice President and Co-Head of Research and Investments	Portfolio Manager of the Fund since January 2010

John Hillenbrand	Senior Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Steve Klouda	Senior Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Christopher Hartman	Asst. Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since March 2010

Joe Wysocki	Asst. Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since March 2010

Shenkman Capital Management, Inc.
Name	Title with Subadviser	Length of Service

Mark R. Shenkman	President and Chief Investment Officer	Portfolio Manager of the Fund since January 2010

Raymond F. Condon	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since January 2010

The Fund is available for investment only by the Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds.

Core Bond Index Fund

Investment Objective
To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.02%	0.02%
Other expenses	0.34%	0.14%
Total annual fund operating expenses	0.41%	0.21%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$42	$22
3 years	$132	$68
5 years	$230	$118
10 years	$518	$268

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities (i.e., U.S. dollar-denominated securities rated within the four highest grades by a major ratings agency).

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
4.55%	-2.56%
(3rd Qtr 2002)	(2nd Qtr 2004)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	Class I	Class II	Class I	Class II	Class I	Class II

Core Bond Index Fund

Return before taxes	7.41%	7.57%	6.05%	6.25%	5.32%	5.53%
Return after taxes on distributions	6.08%	—	4.41%	—	3.58%	—
Return after taxes on distributions and sale of fund shares	4.78%	—	4.20%	—	3.51%	—
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	—	6.50%	—	5.78%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

David Kwan, CFA	Managing Director, Head of Fixed Income Management	Portfolio Manager of the Fund since March 2004

Lowell Bennett, CFA	Managing Director, Fixed Income Strategist	Portfolio Manager of the Fund since March 2004

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

500 Stock Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.02%	0.02%
Other expenses	0.35%	0.15%
Total annual fund operating expenses	0.42%	0.22%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$43	$23
3 years	$135	$71
5 years	$236	$124
10 years	$531	$281

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The S&P 500 Index is an unmanaged index that consists of 500 common stocks representing larger- capitalization companies traded in the U.S.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
15.96%	-22.02%
(2nd Qtr 2009)	(4th Qtr 2008)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	Class I	Class II	Class I	Class II	Class I	Class II

500 Stock Index Fund
Return before taxes	1.72%	1.97%	-0.65%	-0.44%	2.49%	2.70%
Return after taxes on distributions	1.48%	—	-0.91%	—	2.23%	—
Return after taxes on distributions and sale of fund shares	1.43%	—	-0.57%	—	2.09%	—
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	—	-0.25%	—	2.92%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Broad Market Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.02%	0.02%
Other expenses	0.34%	0.14%
Total annual fund operating expenses	0.41%	0.21%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$42	$22
3 years	$132	$68
5 years	$230	$118
10 years	$518	$268

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 5000 Total Market Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts, and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
16.67%	-22.74%
(2nd Qtr 2009)	(4th Qtr 2008)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	Class I	Class II	Class I	Class II	Class I	Class II

Broad Market Index Fund
Return before taxes	0.85%	1.07%	-0.07%	0.13%	3.44%	3.65%
Return after taxes on distributions	0.63%	—	-0.31%	—	3.23%	—
Return after taxes on distributions and sale of fund shares	0.84%	—	-0.09%	—	2.95%	—
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses, or taxes)	0.98%	—	0.12%	—	3.80%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Mid/Small Company Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.03%	0.03%
Other expenses	0.35%	0.15%
Total annual fund operating expenses	0.43%	0.23%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$44	$24
3 years	$138	$74
5 years	$241	$130
10 years	$543	$293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 4500 Completion Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
21.19%	-26.43%
(2nd Qtr 2009)	(4th Qtr 2008)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	Class I	Class II	Class I	Class II	Class I	Class II

Mid/Small Company Index Fund
Return before taxes	-3.91%	-3.70%	1.54%	1.75%	6.41%	6.61%
Return after taxes on distributions	-4.81%	—	0.69%	—	5.84%	—
Return after taxes on distributions and sale of fund shares	-1.74%	—	1.08%	—	5.48%	—
Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes)	-4.10%	—	1.63%	—	6.74%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Overseas Equity Index Fund

Investment Objective
To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.07%	0.07%
Other expenses	0.42%	0.22%
Total annual fund operating expenses	0.54%	0.34%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$55	$35
3 years	$174	$109
5 years	$302	$191
10 years	$678	$431

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
25.36%	-20.16%
(2nd Qtr 2009)	(3rd Qtr 2011)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2011)	Class I	Class II	Class I	Class II	Class I	Class II

Overseas Equity Index Fund
Return before taxes	-12.42%	-12.28%	-5.04%	-4.86%	4.12%	4.33%
Return after taxes on distributions	-12.91%	—	-5.39%	—	3.78%	—
Return after taxes on distributions and sale of fund shares	-7.66%	—	-4.14%	—	3.61%	—
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	-12.14%	—	-4.72%	—	4.67%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Savings Oriented Fund

Investment Objective
To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.04%
Acquired fund fees and expenses[1,2]	0.70%
Total annual fund operating expenses[1,2]	0.84%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$86
3 years	$269
5 years	$468
10 years	$1,040

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	18% - 22%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Savings Oriented Fund may be an appropriate investment if you are seeking to preserve principal with some opportunity for inflation protection and growth, if you have a low tolerance for price fluctuations, or if you wish to invest for the shorter term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
7.54%	-5.91%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio Savings Oriented Fund
Return before taxes	2.38%	3.38%	4.08%
Return after taxes on distributions	1.77%	2.37%	3.04%
Return after taxes on distributions and sale of fund shares	1.65%	2.38%	2.95%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	5.22%	4.82%	5.03%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)	1.70%	2.73%	4.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Conservative Growth Fund

Investment Objective
To offer reasonable current income and capital preservation, with modest potential for capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.02%
Acquired fund fees and expenses[1,2]	0.74%
Total annual fund operating expenses[1,2]	0.86%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$88
3 years	$275
5 years	$479
10 years	$1,064

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	14% - 24%

Core Bond Index Fund (Class I)	7% - 17%

Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	6% - 16%

Growth & Income Fund	4% - 14%

Growth Fund	1% - 11%

Select Value Fund	0% - 8%

Aggressive Opportunities Fund	0% - 8%

International Fund	3% - 13%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	17% - 21%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Conservative Growth Fund may be an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
9.46%	-9.06%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio Conservative Growth Fund
Return before taxes	1.15%	2.72%	3.97%
Return after taxes on distributions	0.65%	1.82%	3.08%
Return after taxes on distributions and sale of fund shares	0.88%	1.91%	2.96%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	4.70%	3.95%	4.73%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)	1.70%	2.73%	4.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Traditional Growth Fund

Investment Objective
To offer moderate capital growth and reasonable current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.09%
Other expenses	0.02%
Acquired fund fees and expenses[1,2]	0.77%
Total annual fund operating expenses[1,2]	0.88%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$90
3 years	$282
5 years	$490
10 years	$1,088

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	3% - 13%

Core Bond Index Fund (Class I)	8% - 18%

Inflation Protected Securities Fund	0% - 9%

Equity Funds:	Allocation Range:

Equity Income Fund	7% - 17%

Growth & Income Fund	7% - 17%

Growth Fund	5% - 15%

Select Value Fund	1% - 11%

Aggressive Opportunities Fund	1% - 11%

Discovery Fund	0% - 8%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 17%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

With more than half of the Fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. The Model Portfolio Traditional Growth Fund may be an appropriate investment if you wish to participate in the returns expected from stocks but also want to seek to maintain moderate volatility. This Fund could be appropriate if you intend to invest for the intermediate or longer term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
12.44%	-13.77%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio Traditional Growth Fund
Return before taxes	-0.56%	1.74%	3.77%
Return after taxes on distributions	-1.15%	0.88%	3.03%
Return after taxes on distributions and sale of fund shares	-0.13%	1.18%	2.93%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	3.93%	2.68%	4.24%
Morningstar Moderate Allocation Funds Average (reflects no deduction for taxes)	-0.11%	1.33%	3.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Long-Term Growth Fund

Investment Objective
To offer high long-term capital growth and modest current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.09%
Other expenses	0.02%
Acquired fund fees and expenses[1,2]	0.81%
Total annual fund operating expenses[1,2]	0.92%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$94
3 years	$295
5 years	$511
10 years	$1,135

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	8% - 18%

Equity Funds:	Allocation Range:

Equity Income Fund	8% - 18%

Growth & Income Fund	8% - 18%

Growth Fund	7% - 17%

Select Value Fund	4% - 14%

Aggressive Opportunities Fund	4% - 14%

Discovery Fund	0% - 10%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	10% - 14%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The sizable allocation to stocks means the Model Portfolio Long-Term Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you intend to invest for the long term (10 years or more), are seeking to maximize the opportunity for principal growth, and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
14.99%	-17.33%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio Long-Term Growth Fund
Return before taxes	-1.98%	0.93%	3.71%
Return after taxes on distributions	-2.59%	0.08%	3.07%
Return after taxes on distributions and sale of fund shares	-0.80%	0.58%	2.99%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	3.29%	1.70%	3.85%
Morningstar Aggressive Allocation Funds Average (reflects no deduction for taxes)	-3.80%	-0.21%	3.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio All-Equity Growth Fund

Investment Objective
To offer high long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.02%
Acquired fund fees and expenses[1,2]	0.87%
Total annual fund operating expenses[1,2]	0.99%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$101
3 years	$317
5 years	$549
10 years	$1,217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, 100% of its net assets in equity Funds by investing in a combination of other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities (common and preferred stock) or instruments that provide equity exposure.

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range:

Equity Income Fund	13% - 23%

Growth & Income Fund	12% - 22%

Growth Fund	12% - 22%

Select Value Fund	5% - 15%

Aggressive Opportunities Fund	5% - 15%

Discovery Fund	4% - 14%

International Fund	15% - 25%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The significant allocation to equity securities through the underlying Funds in which this Model Portfolio invests, means the Model Portfolio All-Equity Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you are an aggressive investor seeking the opportunity for capital appreciation; intend to invest for the long term (10 years or more); are seeking to maximize principal growth without regard to current income; and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
19.60%	-23.60%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2011)	1 year	5 years	10 years

Model Portfolio All-Equity Growth Fund
Return before taxes	-4.23%	-0.74%	2.94%
Return after taxes on distributions	-4.68%	-1.62%	2.41%
Return after taxes on distributions and sale of fund shares	-2.70%	-0.76%	2.46%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	-0.86%	-1.08%	3.23%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	-1.27%	-0.99%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund has exposure to different types of equity securities, the custom benchmark is intended to provide a better performance comparison than a single benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone Retirement Income Fund

Investment Objective
To seek to offer current income and opportunities for capital growth that have limited risk.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.05%
Acquired fund fees and expenses[1,2]	0.70%
Total annual fund operating expenses[1,2]	0.85%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$87
3 years	$272
5 years	$473
10 years	$1,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	15% - 25%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

All percentages referred to above are based on the Fund’s net assets.

The Milestone Retirement Income Fund may be appropriate for you if you have already begun to make gradual withdrawals, are seeking to preserve principal with some opportunity for inflation protection and growth, have a low tolerance for price fluctuations, or wish to invest for the short term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
8.32%	-7.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since
(for the periods ended			Inception
December 31, 2011)	1 year	5 years	(January 3, 2005)

Milestone Retirement Income Fund
Return before taxes	2.37%	3.13%	3.78%
Return after taxes on distributions	1.53%	2.19%	2.86%
Return after taxes on distributions and sale of fund shares	2.04%	2.25%	2.81%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.28%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	5.22%	4.48%	4.73%
Morningstar Retirement Income Funds Average (reflects no deduction for taxes)	1.60%	2.86%	3.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2010 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.05%
Acquired fund fees and expenses[1,2]	0.76%
Total annual fund operating expenses[1,2]	0.91%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$93
3 years	$291
5 years	$506
10 years	$1,123

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2020 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	11% - 21%

Core Bond Index Fund (Class I)	2% - 12%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	13% - 23%

Growth & Income Fund	6% - 16%

Growth Fund	2% - 12%

International Fund	4% - 14%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 23%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2010. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 45% equity, 37% fixed income, and 18% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2010), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you retired in or around the year 2010 and would like to make gradual withdrawals from the Fund.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
9.28%	-8.96%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2011)	1 year	5 years	2005)

Milestone 2010 Fund
Return before taxes	1.41%	2.65%	3.81%
Return after taxes on distributions	0.77%	1.73%	2.94%
Return after taxes on distributions and sale of fund shares	1.25%	1.91%	2.91%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.28%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	4.52%	3.97%	4.71%
Morningstar Target Date 2000-2010 Funds Average (reflects no deduction for taxes)	0.91%	1.64%	3.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment

Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distribution to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2015 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.04%
Acquired fund fees and expenses[1,2]	0.74%
Total annual fund operating expenses[1,2]	0.88%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$90
3 years	$282
5 years	$490
10 years	$1,088

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2025 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	7% - 17%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	6% - 16%

Equity Funds:	Allocation Range:

Equity Income Fund	14% - 24%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	0% - 9%

International Fund	5% - 15%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	12% - 22%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2015. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 53% equity, 30% fixed income and 17% multi-strategy. The asset mix will become progressively more conservative so that by the year 2015 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2015), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2015.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
11.66%	-12.63%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2011)	1 year	5 years	2005)

Milestone 2015 Fund
Return before taxes	0.70%	2.01%	3.79%
Return after taxes on distributions	0.12%	1.17%	3.02%
Return after taxes on distributions and sale of fund shares	0.76%	1.43%	2.99%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	4.21%	3.03%	4.33%
Morningstar Target Date 2011-2015 Funds Average (reflects no deduction for taxes)	-0.27%	0.55%	3.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2020 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.03%
Acquired fund fees and expenses[1,2]	0.72%
Total annual fund operating expenses[1,2]	0.85%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$87
3 years	$272
5 years	$473
10 years	$1,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2030 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	3% - 13%

Core Bond Index Fund (Class I)	8% - 18%

Inflation Protected Securities Fund	0% - 8%

Equity Funds:	Allocation Range:

Equity Income Fund	16% - 26%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	3% - 13%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	11% - 21%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2020. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 62% equity, 23% fixed income, and 15% multi-strategy. The asset mix will become progressively more conservative so that by the year 2020 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2020), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2020.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
12.97%	-14.63%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2011)	1 year	5 years	2005)

Milestone 2020 Fund
Return before taxes	-0.26%	1.43%	3.58%
Return after taxes on distributions	-0.70%	0.60%	2.85%
Return after taxes on distributions and sale of fund shares	0.11%	0.94%	2.82%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	3.87%	2.44%	4.06%
Morningstar Target Date 2016-2020 Funds Average (reflects no deduction for taxes)	-0.22%	0.36%	3.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2025 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.04%
Acquired fund fees and expenses[1,2]	0.74%
Total annual fund operating expenses[1,2]	0.88%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$90
3 years	$282
5 years	$490
10 years	$1,088

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2035 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 9%

Core Bond Index Fund (Class I)	9% - 19%

Equity Funds:	Allocation Range:

Equity Income Fund	18% - 28%

Growth & Income Fund	8% - 18%

Growth Fund	4% - 14%

Mid/Small Company Index Fund (Class I)	6% - 16%

International Fund	9% - 19%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	9% - 19%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2025. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 70% equity, 17% fixed income, and 13% multi-strategy. The asset mix will become progressively more conservative so that by the year 2025 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2025), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2025.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
14.23%	-16.53%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2011)	1 year	5 years	2005)

Milestone 2025 Fund
Return before taxes	-0.85%	0.95%	3.43%
Return after taxes on distributions	-1.25%	0.18%	2.76%
Return after taxes on distributions and sale of fund shares	-0.23%	0.61%	2.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	3.51%	1.86%	3.78%
Morningstar Target 2021-2025 Funds Average (reflects no deduction for taxes)	-2.06%	-0.23%	3.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2030 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.05%
Acquired fund fees and expenses[1,2]	0.74%
Total annual fund operating expenses[1,2]	0.89%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$91
3 years	$285
5 years	$495
10 years	$1,100

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2040 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 7%

Core Bond Index Fund (Class I)	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	19% - 29%

Growth & Income Fund	9% - 19%

Growth Fund	5% - 15%

Mid/Small Company Index Fund (Class I)	9% - 19%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	6% - 16%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2030. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 78% equity, 11% fixed income, and 11% multi-strategy. The asset mix will become progressively more conservative so that by the year 2030 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2030), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2030.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
15.48%	-18.28%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2011)	1 year	5 years	2005)

Milestone 2030 Fund
Return before taxes	-1.46%	0.50%	3.28%
Return after taxes on distributions	-1.79%	-0.21%	2.66%
Return after taxes on distributions and sale of fund shares	-0.64%	0.25%	2.66%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	3.14%	1.31%	3.48%
Morningstar Target Date 2026-2030 Funds Average (reflects no deduction for taxes)	-2.26%	-0.79%	2.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2035 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.07%
Acquired fund fees and expenses[1,2]	0.74%
Total annual fund operating expenses[1,2]	0.91%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$93
3 years	$291
5 years	$506
10 years	$1,123

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2045 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 5%

Core Bond Index Fund (Class I)	1% - 11%

Equity Funds:	Allocation Range:

Equity Income Fund	20% - 30%

Growth & Income Fund	10% - 20%

Growth Fund	6% - 16%

Mid/Small Company Index Fund (Class I)	12% - 22%

International Fund	12% - 22%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	2% - 12%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2035. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 87% equity, 6% fixed income and 7% multi-strategy. The asset mix will become progressively more conservative so that by the year 2035 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2035), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2035.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
16.89%	-19.96%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2011)	1 year	5 years	2005)

Milestone 2035 Fund
Return before taxes	-2.24%	0.16%	3.15%
Return after taxes on distributions	-2.55%	-0.53%	2.56%
Return after taxes on distributions and sale of fund shares	-1.12%	0.00%	2.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	2.72%	0.81%	3.21%
Morningstar Target Date 2031-2035 Funds Average (reflects no deduction for taxes)	-3.51%	-0.99%	2.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2040 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.07%
Acquired fund fees and expenses[1,2]	0.73%
Total annual fund operating expenses[1,2]	0.90%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$92
3 years	$288
5 years	$500
10 years	$1,112

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2050 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	7% - 17%

Mid/Small Company Index Fund (Class I)	15% - 25%

International Fund	14% - 24%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	0% - 7%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2040. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 94% equity, 5% fixed income and 1% multi-strategy. The asset mix will become progressively more conservative so that by the year 2040 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2040), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2040.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
17.72%	-20.83%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2011)	1 year	5 years	2005)

Milestone 2040 Fund
Return before taxes	-2.61%	0.03%	3.08%
Return after taxes on distributions	-2.89%	-0.64%	2.46%
Return after taxes on distributions and sale of fund shares	-1.39%	-0.13%	2.48%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.64%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	-0.68%	-1.02%	2.57%
Morningstar Target Date 2036-2040 Funds Average (reflects no deduction for taxes)	-3.49%	-1.26%	2.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2045 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.26%
Acquired fund fees and expenses[1,2]	0.73%
Total annual fund operating expenses[1,2]	1.09%
Fee waiver and/or expense reimbursement[2,3]	(0.01%	)
Total annual fund operating expenses after fee waiver and/or expense reimbursement[2,3]	1.08%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.
[3]	The investment adviser has agreed to waive fees or reimburse expenses until April 30, 2013 to limit the Fund’s total annual operating expenses to 1.10%. After such date, this arrangement can be terminated by the investment adviser upon notification to the Fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver and/or expense reimbursement described above expires on April 30, 2013 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$111
3 years	$347
5 years	$603
10 years	$1,333

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund, a “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	8% - 18%

Mid/Small Company Index Fund (Class I)	15% - 25%

International Fund	14% - 24%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2045. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2045 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2045), the Fund will reach its “landing point” and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2045.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks decline.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
11.43%	-16.61%
(3rd Qtr 2010)	(3rd Qtr 2011)

Average Annual Total Returns		Since
(for the periods ended		Inception
December 31, 2011)	1 year	(January 4, 2010)

Milestone 2045 Fund
Return before taxes	-2.81%	5.55%
Return after taxes on distributions	-3.26%	5.18%
Return after taxes on distributions and sale of fund shares	-1.35%	4.68%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	8.44%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	-0.71%	6.26%
Morningstar Target Date 2041-2045 Funds Average (reflects no deduction for taxes)	-4.10%	4.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2010

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2010

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2010

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Additional Information About the Funds’ Investment Objectives and Principal Investment Strategies
Investment Objectives and Strategies

The investment objectives of all of the Funds except the Index Funds, are fundamental and cannot be changed without shareholder approval. The investment objectives of the Index Funds are non-fundamental and can be changed without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. Each Fund may, from time to time, take temporary defensive or liquidity positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During unusual economic or market conditions, or for temporary defensive purposes or liquidity purposes, each Fund may invest up to 100% of its assets in securities that would not ordinarily be consistent with the Fund’s objectives or in cash and cash equivalents. A Fund will do so only if VIA or a Fund’s subadviser believes the risk of loss outweighs the opportunity for capital gains or higher income. A Fund may not achieve its investment objective(s) while taking a temporary defensive position or a liquidity position.

Certain Investment Limitations of the Funds

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Please see the SAI for other investment limitations and restrictions. Some of these limitations are that a Fund will not:

(a) with respect to 75% of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the Fund’s total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its net assets in any one industry (except to the extent that the applicable benchmark for an Index Fund does not meet this standard; to the extent that a Milestone Fund invests in investment companies; or to the extent that an underlying Fund, in which a Milestone Fund invests, concentrates in a single industry);

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets except that an Index Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

Certain investment limitations and restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction.

The Actively Managed Funds

Low Duration Bond Fund

Investment Objective—To seek total return that is consistent with preservation of capital.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that its subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. The Fund invests in a wide variety of fixed income securities payable primarily in U.S. dollars. These fixed income securities may include:

•	securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), or supra-national organizations (such as the World Bank);

•	securities issued by U.S. or foreign companies;

•	U.S. and foreign mortgage-backed securities, which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities;

•	U.S. and foreign asset-backed securities, which may include utility rate reduction bonds and securities backed by collateral such as credit card receivables, auto loans, home equity loans, student loans, and small business loans; and

•	municipal securities.

The Fund generally invests in investment grade fixed income securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s Investor Services, Inc. (“Moody’s”) (at least Baa), or Fitch Ratings (“Fitch”) (at least BBB) or are unrated securities that the Fund’s subadvisers determine are of comparable quality. However, the Fund may invest up to 10% of its net assets in fixed income securities rated below investment grade (commonly known as “high yield securities” or “junk bonds”).

The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities denominated in foreign currencies.

The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, options on swaps (swaptions), and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund employing a low duration strategy. Payden & Rygel seeks to identify undervalued sectors and securities and make duration shifts to seek to add value. Quantitative techniques focused on quality, liquidity, and safety of principal are used to seek to control risk. Payden & Rygel has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

Brian W. Matthews, CFA	With Payden & Rygel since 1986	Equal responsibility among team members
Mary Beth Syal, CFA	With Payden & Rygel since 1991	Equal responsibility among team members

STW Fixed Income Management LLC (“STW”), 6185 Carpinteria Avenue, Carpinteria, California 93013, serves as a subadviser to the Fund employing a low duration strategy. STW’s strategy is to focus exclusively on value added sector and securities selection with portfolio duration defined by the benchmark. STW has served as a subadviser since 2004.

Name	Five Year Business History	Role in Fund Management

William H. Williams	With STW for more than 30 years	Chief Investment Strategist, Portfolio Management, Portfolio Construction, Research
Edward H. Jewett	Joined STW in 1988	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Richard A. Rezek, Jr., CFA	Joined STW in 2002	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Andrew B.J. Chorlton, CFA	Joined STW in 2007; with AXA Investment Managers for 6 years prior to joining STW	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Neil G. Sutherland, CFA	Joined STW in 2008; with AXA Investment Managers for 7 years prior to joining STW	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Julio C. Bonilla, CFA	Joined STW in 2010	Portfolio Management, Portfolio Construction, Quantitative Research, Trading

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Inflation Protected Securities Fund

Investment Objective—To offer current income.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities (“TIPS”). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal values or coupon rates are indexed to changes in inflation. These adjustments result in changes to the interest payments. These fixed income securities may include: (1) securities issued or guaranteed by the U.S. Government, foreign governments (national, regional, or local), and their agencies or instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), or supra-national organizations (such as the World Bank); (2) securities issued by U.S. and foreign companies; and (3) municipal securities.

The Fund generally invests in investment grade fixed income securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in reported inflation rates. These securities may include those listed above, in addition to U.S. and foreign mortgage-backed securities (which may include: (1) U.S. agency and non-agency pass through and collateralized mortgage obligations and (2) U.S. and foreign commercial mortgage-backed securities) and asset-backed securities (which may include utility rate reduction bonds and securities backed by collateral such as credit card receivables, auto loans, home equity loans, student loans and small business loans). The Fund generally invests in securities denominated in U.S. dollars, but may invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, options on swaps (swaptions), and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund’s portfolio turnover typically exceeds 100% due to the small size of the TIPS market and active trading by the Fund’s subadvisers in that market to seek attractive return opportunities.

Investment Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, serves as a subadviser to the Fund employing a broad-based inflation-linked strategy. BlackRock seeks to invest in a broad array of fixed income securities, including non-benchmark sectors. BlackRock primarily invests in investment grade securities, but may invest opportunistically in below investment grade securities. BlackRock has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Brian Weinstein	Joined BlackRock in 2000	Portfolio Manager
Martin Hegarty	Joined BlackRock in 2010, with Bank of America Merrill Lynch from 2003 to 2010	Portfolio Manager

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as a subadviser to the Fund employing a broad-based inflation-linked strategy. PIMCO seeks to invest in a broad array of investment grade fixed income securities including non-benchmark sectors. PIMCO has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Mihir Worah	Joined PIMCO in 2003	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Equity Income Fund

Investment Objective—To offer long-term capital growth with consistency derived from dividend yield.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:

•	foreign equity securities;

•	U.S. and foreign convertible securities; and

•	U.S. preferred stock.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a subadviser to the Fund employing a contrarian value strategy. BHMS follows a value-oriented investment approach that stresses fundamental analysis in its process of individual stock selection. BHMS has served as a subadviser since 1999.

Name	Five Year Business History	Role in Fund Management

Robert J. Chambers, CFA	Joined BHMS in 1994	Lead Portfolio Manager
R. Lewis Ropp	Joined BHMS in 2001	Portfolio Manager

Southeastern Asset Management, Inc. (“Southeastern”), 6410 Poplar Avenue, Memphis, Tennessee 38119, serves as a subadviser to the Fund employing a special situations strategy. Southeastern seeks to invest in financially strong, well-managed companies that can be purchased at prices Southeastern believes are significantly below their current intrinsic values. Southeastern has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

O. Mason Hawkins, CFA	Co-founder of Southeastern in 1975	Co-head of investment team
G. Staley Cates, CFA	Joined Southeastern in 1986	Co-head of investment team

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a relative yield value strategy. T. Rowe Price, seeks to invest in securities that display above-market yield and below-market valuation with good prospects for capital appreciation and dividend growth. T. Rowe Price has served as a subadviser since 1999.

Name	Five Year Business History	Role in Fund Management

Brian C. Rogers, CFA, CIC	Joined T. Rowe Price in 1982	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Growth & Income Fund

Investment Objective—To offer long-term capital growth and current income.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:

•	foreign equity securities;

•	mid-capitalization equity securities;

•	U.S. preferred stock; and

•	U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202, employs a large-cap blend strategy. FMI generally seeks to employ what it believes to be a business owner’s approach to investing by seeking to evaluate a potential investment as if it were an outright purchase of the company. This includes a detailed analysis of the economics of the business, the return on invested capital, and the qualities of the management team. FMI has served as a subadviser since 2009.

Name	Five Year Business History	Role in Fund Management

Ted Kellner, CFA	Joined FMI in 1980	Equal responsibility among team members
Patrick English, CFA	Joined FMI in 1986	Equal responsibility among team members
John Brandser	Joined FMI in 1995	Equal responsibility among team members
Andy Ramer, CFA	Joined FMI in 2002	Equal responsibility among team members

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a blue chip growth strategy. T. Rowe Price uses fundamental research to identify firms that it believes to be well-established in their industries and have potential for above-average earnings growth. T. Rowe Price has served as a subadviser since 2001.

Name	Five Year Business History	Role in Fund Management

Larry J. Puglia, CPA, CFA	Joined T. Rowe Price in 1990	Portfolio Manager

Wellington Management Company, LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts 02210, employs a yield focused strategy. Wellington Management seeks to invest in large-capitalization companies that it believes are selling at attractive prices relative to the market and that sell at below-average price-to-earnings multiples. Wellington Management has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

Ian R. Link, CFA	Joined Wellington Management in 2006	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Growth Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth.

The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

•	foreign equity securities;

•	small-capitalization equity securities;

•	U.S. preferred stock; and

•	U.S. convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Atlanta Capital Management Company, LLC (“Atlanta Capital”), 1075 Peachtree Street NE, Suite 2100, Atlanta, Georgia 30309 serves as a subadviser to the Fund employing a large-cap growth strategy. Atlanta Capital seeks to invest in companies with a demonstrated history of consistent growth and stability in earnings that Atlanta Capital believes will provide attractive returns with moderate risk over the long-term. Atlanta Capital’s investment process combines growth stock investing with a proprietary reward-to-risk valuation discipline to create portfolios of approximately forty-five to fifty-five companies that it believes to be high quality. Atlanta Capital has served as a subadviser since 2012.

Name	Five Year Business History	Role in Fund Management

Richard England, CFA	Joined Atlanta Capital in 2004	Co-Portfolio Manager
Paul Marshall, CFA	Joined Atlanta Capital in 2000	Co-Portfolio Manager

Victory Capital Management, Inc. (“Victory Capital”), 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 serves as a subadviser to the Fund employing a large-cap growth strategy. Victory Capital seeks to invest in a focused portfolio of approximately thirty stocks of growth companies that Victory Capital believes are high quality and will deliver earnings growth greater than that which the market expects. Victory Capital has served as a subadviser since 2012.

Name	Five Year Business History	Role in Fund Management

Erick Maronak	Joined Victory and/or an affiliate in 2003	Lead Portfolio Manager and Chief Investment Officer
Jason Dahl, CFA	Joined Victory and/or an affiliate in 2003	Co-Portfolio Manager
Scott Kefer, CFA	Joined Victory and/or an affiliate in 2003	Co-Portfolio Manager
Michael Koskuba	Joined Victory and/or an affiliate in 2003	Co-Portfolio Manager

Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Fund employing a large-cap growth strategy. Westfield seeks to invest the portion of the Fund’s portfolio that it manages in growth stocks of companies with market capitalizations typically in excess of $6 billion at the time of initial purchase. The portfolio also may invest in stocks of companies with market capitalizations below $6 billion, if such stocks’ market capitalization is within the range of the Russell 1000 Growth benchmark. The firm’s investment philosophy is based on its belief that stock prices follow earnings progress. Through in-depth, fundamental research, Westfield seeks out companies with reasonably priced stocks and high anticipated earnings potential. Westfield has served as a subadviser since 2005.

Name	Five Year Business History	Role in Fund Management

William Muggia	Joined Westfield in 1994	Portfolio Manager among team members

Columbus Circle Investors (“Columbus Circle”), Metro Center, One Station Place, 8th Floor South, Stamford, Connecticut 06902, serves as a subadviser to the Fund employing a large-cap growth strategy. Columbus Circle utilizes fundamental analysis in the context of the prevailing economic environment to build portfolios of companies that it believes meet specific criteria related to company success, believing that “positive momentum” in a company’s progress plus “positive surprise” in reported results should yield superior returns through rising stock prices. Columbus Circle has served as a subadviser since 2008.

Name	Five Year Business History	Role in Fund Management

Anthony Rizza, CFA	Joined Columbus Circle in 1991	Lead Portfolio Manager
Thomas Bisighini, CFA	Joined Columbus Circle in 2004	Co-Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Select Value Fund

Investment Objective—To offer long-term growth from dividend income and capital appreciation.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Russell Midcap Value Index is a widely used benchmark for mid-cap value stock performance and its market capitalization range, as of March 31, 2012, was $128.8 million to $22.9 billion. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund may also invest in:

•	foreign equity securities;

•	U.S. preferred stock;

•	U.S. convertible securities; and

•	small-capitalization equity securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Artisan Partners Limited Partnership (“Artisan Partners”), 875 E. Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202, serves as a subadviser to the Fund employing a contrarian value strategy. Artisan Partners employs a fundamental investment process to construct a diversified portfolio of medium-sized U.S. companies believed to be undervalued, in solid financial condition, and have attractive business economics. Artisan Partners has served as a subadviser since 2008.

Name	Five Year Business History	Role in Fund Management

James C. Kieffer	Joined Artisan Partners in 1997	Equal Responsibility among Portfolio Managers
Scott C. Satterwhite	Joined Artisan Partners in 1997	Equal Responsibility among Portfolio Managers
George O. Sertl, Jr.	Joined Artisan Partners in 2000	Equal Responsibility among Portfolio Managers

Systematic Financial Management, L.P. (“Systematic”), 300 Frank W. Burr Boulevard, Teaneck, New Jersey 07666, serves as a subadviser to the Fund employing a relative value strategy. Systematic focuses on seeking to identify undervalued companies exhibiting a combination of low forward price-to-earnings ratios and a positive earnings catalyst. Systematic has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Ronald Mushock, CFA	Joined Systematic in 1997	Lead Portfolio Manager
D. Kevin McCreesh, CFA	Joined Systematic in 1996	Portfolio Manager

WEDGE Capital Management L.L.P. (“WEDGE”), 301 South College Street, Suite 2920, Charlotte, North Carolina 28202, serves as a subadviser to the Fund employing a concentrated traditional value strategy. WEDGE uses both quantitative research and independent qualitative analysis. The firm employs two proprietary, fundamentally-based screening models that seek to identify stocks with low price-to-earnings ratios, high earnings quality, momentum, and the greatest growth potential. WEDGE has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Paul M. VeZolles, CFA	Joined WEDGE in 1995	Lead mid-cap analyst, responsible for the fundamental, bottom-up research for the Fund and making investment recommendations to the Investment Policy Committee; also responsible for making adjustments to the position size, as well as the decision to sell the security.
Martin L. Robinson, CFA	Joined WEDGE in 1996	Member of the Investment Policy Committee with primary oversight responsibility.
John G. Norman	Joined WEDGE in 2004	Member of the Investment Policy Committee with primary oversight responsibility.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Aggressive Opportunities Fund

Investment Objective—To offer high long-term capital appreciation.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies that one or more of the Fund’s subadvisers employing an “actively-managed” strategy believe offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap Growth Index, following an indexed or “passively managed” approach to investing. The range of the mid-capitalization stocks in which the Fund normally invests is expected to be that of the Russell Midcap Index and as of March 31, 2012, the market capitalization range of the Russell Midcap Index was from $126.0 million to $23.1 billion.

The Fund also may invest in:

•	foreign equity securities (including those of issuers located in emerging market countries);

•	U.S. preferred stock; and

•	U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers that pursue active management may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index in equal amounts and without fundamental or quantitative analysis. The custom index will be calculated by Russell Indexes based on constituent equal weight requirements provided by the Fund’s investment adviser. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Russell Midcap Growth Index (which is a capitalization-weighted index), the custom index is an equally-weighted index. The subadviser rebalances this indexed portion of the Fund periodically (but not necessarily at the same time changes are made to the custom index), by taking into account tradeoffs between transaction costs and tracking error.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets, but normally will not exceed 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Legg Mason Capital Management, LLC (“Legg Mason”), 100 International Drive, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing an opportunistic growth strategy. Legg Mason seeks to invest in equity securities and securities convertible into equity securities that it believes currently trade at significant discounts to Legg Mason’s assessment of their intrinsic value. Legg Mason expects that, under normal circumstances, the majority of the assets of the portion of the Fund it manages will be invested in securities of companies that at the time of purchase are in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap Index or the Standard & Poor’s MidCap 400, or in “special situations” regardless of market capitalization. Special situations are companies undergoing unusual or possibly one-time developments that, in the opinion of Legg Mason make them attractive for investment. Legg Mason has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Sam Peters, CFA	Joined Legg Mason in 2005	Portfolio Manager
Albert Grosman	Joined Legg Mason in 2007	Portfolio Manager

Southeastern, 6140 Poplar Avenue, Memphis, Tennessee 38119, serves as a subadviser to the Fund employing a special situations strategy. Southeastern seeks to invest in financially strong, well-managed companies, that can be purchased at prices Southeastern believes are significantly below their current intrinsic values. Southeastern has served since 2002.

Name	Five Year Business History	Role in Fund Management

O. Mason Hawkins, CFA	Co-Founder of Southeastern in 1975	Co-head of investment team
G. Staley Cates, CFA	Joined Southeastern in 1986	Co-head of investment team

Wellington Management, 280 Congress Street, Boston, Massachusetts 02210 serves as a subadviser to the Fund employing a select mid cap growth strategy. Wellington Management seeks to invest in a group of high-quality, established mid-cap growth companies with good balance sheets, strong management teams, market leadership in their industry, and above-average, sustainable earnings growth. Wellington Management has served as a subadviser since May 2010.

Name	Five Year Business History	Role in Fund Management

Philip W. Ruedi, CFA	Joined Wellington Management in 2004	Portfolio Manager

TimesSquare Capital Management, LLC (“TimesSquare”), 1177 Avenue of the Americas, 39th Floor, New York, New York 10036, serves as a subadviser to the Fund employing a growth opportunities strategy. TimesSquare uses a bottom up, research intensive approach to identify mid-cap securities that it believes have the greatest growth potential. TimesSquare has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Tony Rosenthal, CFA	Joined TimesSquare in 2000	Equal responsibility among team members
Grant Babyak	Joined TimesSquare in 2000	Equal responsibility among team members

SSgA Funds Management, Inc. (“SSgA FM”), 1 Lincoln Street, Boston, Massachusetts 02111, serves as a subadviser to the Fund employing a “passive” or “indexing” strategy. SSgA FM seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index and without fundamental or quantitative analysis. SSgA FM has served as a subadviser since August 2012.

Name	Five Year Business History	Role in Fund Management

Michael J. Feehily, CFA	Joined SSgA FM in 1997	Portfolio Manager
Dwayne Hancock, CFA	Joined SSgA FM in 1996	Portfolio Manager

Wells Capital Management Inc. (“WellsCap”), 525 Market Street, San Francisco, California 94105, serves as a subadviser to the Fund employing a fundamental small and medium capitalization growth equity strategy. WellsCap seeks to invest primarily in the equities of small and medium capitalization securities that it believes trade at reasonable valuations. WellsCap has served as a subadviser since August 2012.

Name	Five Year Business History	Role in Fund Management

Thomas Pence, CFA	Joined Wells in 2005	Lead Portfolio Manager
Michael Smith, CFA	Joined Wells in 2005	Co-Portfolio Manager
Chris Warner, CFA	Joined Wells in 2007	Co-Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Discovery Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures and U.S. and foreign fixed income securities. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000 Index. The Russell 2000 Index is a widely used benchmark for small-cap stock performance, and its market capitalization range as of March 31, 2012, was $22.5 million to $3.6 billion. The Fund’s U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund’s use of futures, (2) may include (i) government and agency securities; (ii) corporate bonds; (iii) mortgage-backed securities (which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities); (iv) asset-backed securities (which may include utility rate reduction securities and securities backed by collateral such as credit card receivables, home equity loans, student loans, and small business loans); and (v) municipal securities, and (3) at all times have a portfolio effective duration no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

The Fund’s investments also may include:

•	foreign equity securities (including those of issuers located in emerging market countries);

•	U.S. preferred stock; and

•	U.S. and foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s fixed income securities are generally investment grade securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB) or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivative instruments. The Fund’s subadvisers may use futures, options, options on swaps (swaptions), and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund employing an enhanced index strategy. Payden & Rygel’s enhanced index strategy utilizes Russell 2000 Index futures contracts or swap agreements to gain equity exposure, combined with purchasing fixed income securities seeking to generate returns in excess of the futures contracts or swap agreements implied financing costs. Payden & Rygel has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Asha B. Joshi, CFA	Joined Payden & Rygel in 1994	Equal responsibility among team members
Brian W. Matthews, CFA	Joined Payden & Rygel in 1986	Equal responsibility among team members

Wellington Management, 280 Congress Street, Boston, Massachusetts 02210, serves as a subadviser to the Fund employing a diversified small-blend strategy. Wellington Management seeks to invest in companies that it believes to be fundamentally sound and that can be purchased at what it believes to be attractive valuations; emphasis is placed on evaluating the long-term investment merit of the company rather than the trading characteristics of its securities. Wellington Management has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Jamie A. Rome, CFA	Joined Wellington Management in 1994	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

International Fund

Investment Objective—To offer long-term capital growth and diversification by country.

Principal Investment Strategies—The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities, including securities of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:

•	U.S. or foreign fixed income securities;
•	U.S. equity securities; and
•	U.S. or foreign convertible securities.

The term “equity securities” refers to both common and preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets, but normally will not exceed 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Artisan Partners, 875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202, employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Artisan seeks long-term capital growth and diversification by country, by using fundamental analysis to identify stocks of individual companies that Artisan Partners believes have sustainable growth, dominant industry positions, excellent management, attractive valuations and offer long- or short-term growth opportunities. Artisan Partners has served as a subadviser since 2002.

Name	Five Year Business History	Role in Fund Management

Mark L. Yockey	Joined Artisan Partners in 1995	Portfolio Manager

GlobeFlex Capital, LP (“GlobeFlex”), 4365 Executive Drive, Suite 720, San Diego, California 92121, employs a diversified all-cap strategy. GlobeFlex combines fundamental characteristics of traditional bottom-up research with systematic characteristics of quantitative investing in an effort to identify growing companies. GlobeFlex seeks to establish a diversified portfolio of stocks of multiple market-capitalizations and seeks to identify stocks issued by companies that, in GlobeFlex’s opinion, are characterized by accelerating growth, strong management teams and attractive valuations. GlobeFlex has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Robert Anslow	Co-Founder of GlobeFlex in 1994	Portfolio Manager

Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham Street, 5th Floor, London EC2V 7JD, employs a value-oriented international strategy. Mondrian seeks to invest in securities that it believes are priced below fair market value based on anticipated future cash flow to shareholders. A company’s expected future real growth and dividend yield, each as determined by Mondrian, play a central role in the firm’s decision making process. Mondrian seeks to apply this methodology consistently to individual securities across all markets and industries. Mondrian has served as a subadviser since 2009.

Name	Five Year Business History	Role in Fund Management

Elizabeth Desmond	Joined Mondrian in 1991	Equal responsibility among team members
Nigel Bliss	Joined Mondrian in 1995	Equal responsibility among team members

Walter Scott & Partners Limited (“Walter Scott”), One Charlotte Square, Edinburgh, Scotland EH2 4D4, employs a concentrated growth strategy. Walter Scott uses traditional fundamental analysis to build a concentrated portfolio of companies that, in Walter Scott’s opinion, are growing earnings, are operated by capable management teams, have strong balance sheets and are positioned in attractive areas of the global economy. Walter Scott has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Jane Henderson	Joined Walter Scott in 1995	Equal responsibility among team members
Roy Leckie	Joined Walter Scott in 1995	Equal responsibility among team members
Charles Macquaker	Joined Walter Scott in 1991	Equal responsibility among team members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Diversifying Strategies Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

•	Global Tactical Asset Allocation Strategy;

•	Low Duration-Plus Fixed Income Strategy; and

•	Convertible Securities Strategy.

Each of the above investment strategies is described in more detail below.

•	Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets, by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default and interest rate swaps), and forward currency contracts.

•	Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates). These fixed income securities are generally investment grade securities that the Fund’s subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies, that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure using a variety of techniques, including forward currency contracts.

•	Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

Additional Information About the Fund’s Investments

Derivative Instruments—The Fund uses derivative instruments, including futures and options, options on swaps (swaptions), swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stock and fixed income securities. Derivatives trading is intended to give the Fund the ability to share in the positive or negative returns of specific stocks, bonds, currencies, and broad and narrow market indices, traded in U.S. and foreign markets, without directly owning them. Derivative instruments also may be used to manage risk by, for example, hedging Fund portfolio holdings against losses due to exposure to certain markets, sectors or currencies. The Fund may take both long positions in derivatives (the values of which typically move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which typically move in the opposite direction from the prices of the underlying investments, pools of investments, indexes or currencies). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes. In addition, the Fund may use strategies that combine long and short positions in derivative instruments in order to seek to benefit from misvaluations and manage risk. Short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The Fund does not sell underlying securities short.

The market value of the Fund’s net assets held in short positions in derivative instruments is not expected to exceed 25% of the Fund’s net assets. Normally, on average, over the long term, 0-10% of the Fund’s net assets are held in short positions in derivatives instruments. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

To provide liquidity and the collateral needed to meet its obligations under derivatives contracts entered into for the Fund pursuant to its strategies, the Fund generally holds a significant portion of its assets in high quality, short-term fixed income securities.

Investment Grade Securities—“Investment grade” securities generally are those rated within the four highest categories by at least one major rating agency such as Standard & Poor’s (at least BBB), Moody’s (at least Baa) or Fitch (at least BBB), or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

Fixed Income Securities—The Fund invests at least 40% of the Fund’s net assets in fixed income securities. The Fund’s investments in fixed income securities generally are rated B or higher by Standard and Poor’s, Moody’s or Fitch or are unrated securities that the Fund’s subadvisers determine are of comparable quality; securities rated CCC (or equivalent) or unrated securities that the Fund’s subadvisers determine are of comparable quality (the minimum credit quality permitted) are permitted but will be less than 5% of the Fund’s net assets. The Fund limits its investments in fixed income securities of issuers located in emerging market countries or that are rated below investment grade so that, taken together, they equal no more than 30% of the Fund’s net assets.

Mortgage-Backed and Asset-Backed Securities—Assets of the Fund may be invested in U.S. or foreign mortgage backed securities, which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities and U.S. or foreign asset-backed securities including utility rate reduction bonds and fixed income securities backed by collateral, such as credit card receivables, home equity loans, student loans, and small business loans.

Volatility and Low Correlation—Although the Fund strives to have less long-term volatility than stocks in general, the Fund’s investment returns may be volatile over short periods of time. In addition, although the Fund may have low correlation to traditional asset classes (and therefore, for example, may outperform the stock market during periods of negative stock market performance and may underperform the stock market during periods of strong stock market performance), there can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall stock or bond markets. Further, there can be no assurance that the Fund will have less long-term volatility than the stock markets or have a low correlation to stocks and bonds (i.e., the Fund’s returns could move in tandem with those traditional asset classes).

Subadvisers and Portfolio Managers

The Fund incorporates complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadviser. Each subadviser’s specific strategy is described below.

Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, serves as a subadviser to the Fund employing a global convertible securities strategy. Calamos’ strategy is to invest primarily in a portfolio of convertible securities of U.S. or foreign companies (which may include emerging markets) that they believe are undervalued and represent an attractive risk/reward opportunity. Calamos employs an investment process that encompasses both top-down and bottom-up analysis. Top-down analysis of current global market and economic conditions allied with the identification of long-term secular themes provides a framework for individual security research. Through bottom-up economic profit valuation analysis and in-depth credit research, the investment team seeks to uncover the most compelling opportunities within a company’s capital structure. Calamos may also invest in combinations of either convertible or non-convertible bonds, common stocks or equity options in order to replicate the investment exposure of convertible securities or to manage portfolio risk. Calamos has served as a subadviser since 2010.

While day-to-day management of the portfolio is a team effort, the Co-CIOs, along with the Co-Heads of Research and Investments and senior strategy analysts, have joint primary and supervisory responsibility for the portfolio and work with all team members in developing and executing the portfolio’s investment program.

Name	Five Year Business History	Role in Fund Management

John P. Calamos, Sr.	Founded Calamos in 1977	Responsible for firm-wide risk management and the top-down approach of diversification by country, sector, industry and macro-level investment themes, and directs the team’s focus on macro themes, upon which the portfolio’s strategy is based
Nick P. Calamos	Joined Calamos in 1983	Responsible for portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings
John P. Calamos, Jr.	Joined Calamos in 1985	Responsible for implementation of strategy direct and supervise team
Jeff Scudieri	Joined Calamos in 1997	Responsible for implementation of strategy direct and supervise team
Jon Vacko	Joined Calamos in 2000	Responsible for implementation of strategy direct and supervise team
John Hillenbrand	Joined Calamos in 2002	Responsible for implementation of strategy direct and supervise team
Steve Klouda	Joined Calamos in 1994	Responsible for implementation of strategy direct and supervise team
Christopher Hartman	Joined Calamos in 1997	Responsible for implementation of strategy direct and supervise team
Joe Wysocki	Joined Calamos in 2003	Responsible for implementation of strategy direct and supervise team

Mellon Capital Management Corporation (“Mellon Capital”), 50 Fremont Street, San Francisco, California 94105, serves as the Fund’s subadviser employing a global tactical asset allocation strategy. Mellon Capital’s strategy applies a systematic approach which seeks to take advantage of relative misvaluations throughout global capital markets. Mellon Capital uses quantitative models that use multiple factors to seek to identify market inefficiencies to build portfolios that are well diversified across long and short positions in individual country equity, bond, and currency markets. Mellon Capital has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Vassilis Dagioglu	Joined Mellon Capital in 1999	Lead member of team with ultimate responsibility for over all portfolio management
James H. Stavena	Joined Mellon Capital in 1998	Day-to-day portfolio management responsibility
Torrey K. Zaches, CFA	Joined Mellon Capital in 1998	Day-to-day portfolio management responsibility

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund and manages two different fixed income strategies. Payden & Rygel employs an enhanced cash management strategy and utilizes an active management approach and a combination of duration management, yield curve positioning and sector rotation in the management of the portfolio subject to this strategy. In addition, Payden & Rygel manages the Fund’s low duration-plus fixed income strategy. Payden & Rygel’s portfolio consists of low duration bonds wherein the firm seeks to take advantage of inefficiencies in the world’s fixed income markets. This strategy also focuses on security selection due to what the firm believes to be the ongoing attractiveness of yield levels relative to short-term government securities. In managing a low duration strategy, Payden & Rygel seeks to provide attractive total returns in both absolute and relative terms in both rising and falling interest rate environments. Payden & Rygel has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Brian W. Matthews, CFA	Joined Payden & Rygel in 1986	Equal responsibility among team members
Mary Beth Syal, CFA	Joined Payden & Rygel in 1991	Equal responsibility among team members

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, New York, NY 10017, serves as a subadviser to the Fund employing a convertible securities strategy. Shenkman’s strategy typically invests in the fixed income segment of the convertible securities market where issues generally exhibit bond-like characteristics. Shenkman employs bottom-up fundamental credit analysis to seek to identify investment opportunities that Shenkman believes are undervalued and offer potential equity upside. Shenkman has served as a subadviser since 2010.

Name	Five Year Business History	Role in Fund Management

Mark R. Shenkman	Founded Shenkman in 1985	Lead member of team with ultimate responsibility for investment strategy
Raymond F. Condon	Joined Shenkman in 2003	Responsible for day-to-day portfolio management

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

The Index Funds

The five Index Funds described below follow an indexed or “passively managed” approach to investing. This means that securities are selected to try to approximate the investment characteristics and performance of a specified benchmark, such as the S&P 500 Index. Unlike an actively managed portfolio, an index fund does not rely on the portfolio manager’s decision-making with regard to which individual securities may outperform others. An index fund simply seeks to approximate the performance of its benchmark. Index funds tend to have lower operating expenses than actively managed funds.

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Index Funds, with the exception of the 500 Stock Index Fund and the Overseas Equity Index Fund, employ sampling techniques to approximate benchmark characteristics such as capitalization and industry weightings using fewer securities than are contained in the benchmark. Therefore, the performance of these Funds versus their respective benchmarks may deviate more than that of funds investing in all of the securities contained in the benchmark. The 500 Stock Index Fund seeks to invest at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics and performance of the index. The Overseas Equity Index Fund seeks to invest at least 90% of its net assets in equity securities included in the MSCI EAFE (Net) Index, weighted to seek to replicate the investment characteristics and performance of the index.

Performance of the Index Funds will differ from the underlying indexes for several reasons. First, fund fees and expenses reduce Fund performance, while the indexes themselves bear no management fees, transaction costs or other expenses. Second, due to sampling techniques used by the Core Bond Index Fund, Broad Market Index Fund and Mid/Small Company Index Fund, there will be tracking error, which may impact Fund performance positively or negatively as compared to its benchmark index. Third, changes to the indexes, such as additions to or deletions from the securities contained in an index and rebalancing, can cause tracking error, which may impact the Fund performance positively or negatively as compared to its benchmark index. Fourth, the timing of cash flows into and out of a Fund will affect its ability to precisely track the underlying indexes. Fifth, there may be pricing differences if the index and the Fund use different pricing sources. This is more common in the Overseas Equity Index Fund and the Core Bond Index Fund.

Information relating to the subadviser has been provided by the subadviser.

Mellon Capital, 50 Fremont Street, San Francisco, California 94105, serves as each Fund’s subadviser employing an indexing strategy. Mellon Capital uses a trading strategy for each Index Fund that seeks to minimize the impact of index additions and deletions while minimizing tracking error. Mellon Capital has served as a subadviser since 2004.

Core Bond Index Fund

Investment Objective—To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities. The index includes fixed income securities from the Treasury, government-related, corporate, mortgage-backed (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed, and commercial mortgage-backed sectors.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Standard & Poor’s (“S&P”), Wilshire Associates Incorporated (“Wilshire Associates”), MSCI Inc. and Barclays do not sponsor any Fund, nor are they affiliated with the Funds. None of the Funds are sponsored, endorsed, sold, or promoted by the index sponsors or the indexes, and neither the indexes nor their sponsors make any representation or warranty, express or implied, regarding the Funds, or the advisability of investing in the Funds or the securities represented in the indexes. Nor do the index sponsors bear any liability with respect to the Funds or the indexes on which the Funds are based. The indexes and their content are owned by the relevant index sponsors, all rights reserved. The Funds’ SAI contains more detailed descriptions of the limited relationship these index sponsors have with the Funds. Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc. Wilshire, the Wilshire Indexessm, Wilshire 5000 Total Market Indexsm and Wilshire 4500 Completion Indexsm are service marks of Wilshire Associates.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

David Kwan, CFA	Joined Mellon Capital in 1990	Equal responsibility among Team Members
Lowell Bennett, CFA	Joined Mellon Capital in 1997	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

500 Stock Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index. The Fund follows an indexed or “passively managed” approach to investing. The S&P 500 Index is an unmanaged, market-weighted index of 500 stocks selected by Standard & Poor’s on the basis of their market size, liquidity and industry group representation. The Index represents more than 75% of the total market value of all publicly traded U.S. common stocks.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Broad Market Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 5000 Total Market Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Mid/Small Company Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 4500 Completion Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Overseas Equity Index Fund

Investment Objective—To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

The Model Portfolio Funds

As a group, the Model Portfolio Savings Oriented, Model Portfolio Conservative Growth, Model Portfolio Traditional Growth, Model Portfolio Long-Term Growth, and Model Portfolio All-Equity Growth Funds are known as the Model Portfolio Funds. Each of these Funds invests in certain other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations. Each Model Portfolio Fund follows the basic strategies described below.

Asset Allocation—The allocation of each Model Portfolio Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by VIA, the investment adviser to each Fund since inception.

Changes to the Underlying Funds—Any changes made in the underlying Funds, such as changes in investment objectives, may affect the performance of the Model Portfolio Funds that invest in the underlying Funds. VIA may alter the asset class allocations or underlying Fund-level allocations of a Model Portfolio Fund at its discretion, subject to the supervision of the Fund’s Board of Directors. Reasons for changes to underlying Fund allocations include changes in an underlying Fund’s investment objective or strategy or a change in VIA’s investment assumptions underlying the Model Portfolio Funds.

Rebalancing—If one component of a particular Model Portfolio Fund outperforms another component over any given time period, the Model Portfolio Fund will become “out of balance.” For example, if the equity component of a Model Portfolio Fund outperforms the fixed income portion, the amount of the equity portion will increase beyond the predetermined allocation. A material change in the predetermined allocation could affect both the level of risk and the potential for gain or loss. VIA monitors the performance and underlying Fund allocation of each Model Portfolio Fund. From time to time, VIA will transfer assets from one underlying Fund to another in order to rebalance a Model Portfolio Fund.

Investment Advisor and Portfolio Managers:

VIA’s Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Wayne Wicker, CFA	Joined VIA in 2004	Lead member of the Team. All team members are responsible for strategic management without limitations.
David Braverman, CFA	Joined VIA in 2008; previously with Standard & Poor’s from 1985 to 2008	All team members are responsible for strategic management without limitations.
Lee Trenum, CFA	Joined VIA in 2001	Responsible for day-to-day management. All team members are responsible for strategic management without limitations.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Model Portfolio Savings Oriented Fund

Investment Objective—To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	26%-36%
Core Bond Index Fund (Class I)	4%-14%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	5%-15%
Growth & Income Fund	5%-15%
International Fund	0%-10%

Multi-Strategy Fund:

Diversifying Strategies Fund	18%-22%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Savings Oriented Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio Conservative Growth Fund

Investment Objective—To offer reasonable current income and capital preservation, with modest potential for capital growth.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	14%-24%
Core Bond Index Fund (Class I)	7%-17%
Inflation Protected Securities Fund	5%-15%

Equity Funds:

Equity Income Fund	6%-16%
Growth & Income Fund	4%-14%
Growth Fund	1%-11%
Select Value Fund	0%-8%
Aggressive Opportunities Fund	0%-8%
International Fund	3%-13%

Multi-Strategy Fund:	Allocation Range

Diversifying Strategies Fund	17%-21%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Conservative Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio Traditional Growth Fund

Investment Objective—To offer moderate capital growth and reasonable current income.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	3%-13%
Core Bond Index Fund (Class I)	8%-18%
Inflation Protected Securities Fund	0%-9%

Equity Funds:

Equity Income Fund	7%-17%
Growth & Income Fund	7%-17%
Growth Fund	5%-15%
Select Value Fund	1%-11%
Aggressive Opportunities Fund	1%-11%
Discovery Fund	0%-8%
International Fund	7%-17%

Multi-Strategy Fund:

Diversifying Strategies Fund	13%-17%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Traditional Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio Long-Term Growth Fund

Investment Objective—To offer high long-term capital growth and modest current income.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund (Class I)	8%-18%

Equity Funds:

Equity Income Fund	8%-18%
Growth & Income Fund	8%-18%
Growth Fund	7%-17%
Select Value Fund	4%-14%
Aggressive Opportunities Fund	4%-14%
Discovery Fund	0%-10%
International Fund	11%-21%

Multi-Strategy Fund:

Diversifying Strategies Fund	10%-14%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Long-Term Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio All-Equity Growth Fund

Investment Objective—To offer high long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, 100% in equity Funds by investing in other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities or instruments that provide equity exposure.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range

Equity Income Fund	13%-23%
Growth & Income Fund	12%-22%
Growth Fund	12%-22%
Select Value Fund	5%-15%
Aggressive Opportunities Fund	5%-15%
Discovery Fund	4%-14%
International Fund	15%-25%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges noted above. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Milestone Funds

As a group, the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund, and Milestone 2045 Fund are known as the Milestone Funds. The Milestone Funds seek to help investors accumulate savings throughout their careers and preserve savings in retirement. The Funds offer asset allocation, fund selection, and rebalancing through a single fund based on when withdrawals from the Fund are expected to begin, typically at or after retirement (assumed to occur at age 60). Each Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through a “multi-strategy” Fund) that is believed to be appropriate.

Each Milestone Fund invests in differing amounts of certain other Vantagepoint Funds rather than investing directly in its own portfolio of securities. Each of these Funds has a different degree of potential risk and reward and follows the basic strategies described below.

Eight of the nine Milestone Funds are designed for investors who expect to begin making gradual withdrawals, typically at or after retirement, in or around the year designated in the Fund’s name. For example, the Milestone 2020 Fund is designed for investors who expect to begin making gradual withdrawals within a few years of the year 2020. These dated Funds are designed to “age” such that each Fund’s asset allocation becomes more conservative over time until the Fund achieves a final constant asset allocation approximately ten years after the year designated in the Fund’s name.

Unlike the eight dated Milestone Funds whose asset allocations change over time, the Milestone Retirement Income Fund maintains a constant asset allocation (described below) and is designed for investors who have begun to make gradual withdrawals or are seeking to preserve principal with some opportunity for inflation protection and capital growth, or who have a low tolerance for price fluctuations or wish to invest for the shorter-term. This Fund maintains an asset allocation of approximately 25% in equity Funds and 55% in fixed income Funds and 20% in a multi-strategy Fund. When the target asset allocation of a dated Fund matches the Retirement Income Fund’s target asset allocation, scheduled to occur approximately ten years after the year indicated in the Fund’s name, it is expected that VIA will recommend combining the assets of the dated Fund with the assets of the Milestone Retirement Income Fund within approximately one year, subject to applicable regulatory requirements. As previously stated, the Milestone Funds seek to help investors accumulate savings throughout their careers and preserve savings in retirement; however, there is no guarantee that the Funds will do so.

Asset Allocation—The allocation of each Milestone Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by VIA, the investment adviser to each Fund since inception. VIA will adjust the asset allocation of each dated Milestone Fund to seek to become more conservative as the year designated in its name approaches and for approximately 10 years beyond the designated year. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the dated Funds are expected to follow over time (“glide path”) developed by VIA is illustrated below. The glide path followed prior to October 30, 2007 was different and did not incorporate a multi-strategy Fund. The glide path followed prior to January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund name.

As depicted in the charted glide path above, each dated Milestone Fund’s asset allocation will change over time. For example, 35 years before the year indicated in the Fund’s name, the asset mix will be approximately 95% equity, 5% fixed income, and 0% multi-strategy. The asset mix will progressively reduce equity exposure such that by the year indicated in the Fund’s name (“target year”), the mix will be approximately 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy Fund allocation is increased to approximately 20%. Ten years after the date in the Fund’s name, it will reach its “landing point” and its target asset allocation becomes constant.

The asset allocation of any Milestone Fund may differ from this chart for a variety of reasons. The most common reason is performance differences between a Fund’s equity allocation, its fixed income allocation, and its multi-strategy allocation. Deviations from the allocations suggested by the chart, particularly over long periods, likely will cause the investment risks associated with a given Fund to differ from what is suggested by the chart above. VIA monitors the Funds’ asset allocations on a daily basis and periodically will execute transactions as necessary to return the Milestone Funds to, or close to, the asset allocations indicated by the chart, taking into account both the cost and benefit of such transactions.

Additionally, VIA may alter the amount allocated to the equity, fixed income and multi-strategy asset classes of any Milestone Fund at its discretion subject to the supervision of the Fund’s Board of Directors. However, target allocations of the asset classes are expected to be substantially similar to the glide path and any significant deviations would be temporary.

Underlying Fund Selection—VIA selects underlying Vantagepoint Funds to fulfill the asset class allocations of each Milestone Fund. Target Fund level allocation ranges as of the date of this prospectus are discussed in the following sections describing each Fund. In selecting underlying Funds to fulfill asset class allocations, VIA will choose from the following candidate Vantagepoint Funds:

Fixed Income Funds

U.S. Fixed Income	Vantagepoint Low Duration Bond Fund
Vantagepoint Inflation Protected Securities Fund
Vantagepoint Core Bond Index Fund

Equity Funds

U.S. Equity	Vantagepoint Equity Income Fund
Vantagepoint 500 Stock Index Fund
Vantagepoint Growth & Income Fund
Vantagepoint Broad Market Index Fund
Vantagepoint Growth Fund
Vantagepoint Select Value Fund
Vantagepoint Mid/Small Company Index Fund
Vantagepoint Aggressive Opportunities Fund
Vantagepoint Discovery Fund
Foreign Equity	Vantagepoint Overseas Equity Index Fund
Vantagepoint International Fund

Multi-Strategy Fund

Vantagepoint Diversifying Strategies Fund

VIA may, at its discretion, add additional Funds to the above-listed set of candidate Funds.

Changes to the Underlying Funds—Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Milestone Funds that invest in those underlying Funds. VIA may alter the Fund-level allocations of a Milestone Fund at its discretion under the supervision of the Fund’s Board of Directors.

VIA will alter the underlying Fund allocations of the dated Milestone Funds over time until ten years after the year in the Fund’s name. Additionally, VIA also may make changes to the underlying Funds and their allocations for reasons other than the passage of time. Changes may be made for various reasons, including changes in an underlying Fund’s investment objective or investment strategy or a change in VIA’s investment assumptions underlying the Milestone Funds.

VIA monitors the performance and underlying Fund allocation of each Milestone Fund. From time to time, VIA will transfer assets from one underlying Fund to another to rebalance Fund asset allocations.

Reaching the Designated Year and Beyond—The Fund will continue to exist and its asset allocation will continue to grow more conservative for a period of 10 years after the year in the name of the Fund. At that point, the Fund will maintain a constant target asset allocation, which is expected to be approximately 25% equity, 55% fixed income, and 20% multi-strategy.

After the Fund reaches its final and constant target allocation, VIA is expected to recommend, and the Funds’ Board of Directors may approve, combining the dated Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the dated Fund at that time. If the combination is approved and applicable regulatory requirements are met, the Fund’s shareholders would then become shareholders of the Milestone Retirement Income Fund. Shareholders will be provided with additional information at that time, including information about any tax consequences of the combination for shareholders that are not investing in the Milestone Funds through a tax-advantaged retirement account.

Who should consider the Milestone Funds—In general, the Milestone Funds have been designed for investors saving for and in retirement who prefer to delegate to investment professionals most investment management tasks — such as portfolio construction, periodic rebalancing, and risk reduction over time.

Selecting a Milestone Fund—The primary factor you should consider in selecting a Milestone Fund is the year in which you plan to begin withdrawing assets, typically on or after retirement (at an assumed age of 60). The Funds have been designed on the assumption that investors will stop making new investments and gradually begin withdrawing assets from their Milestone Fund in the “target” year designated in the selected Fund’s name. If the year in which you plan to begin making withdrawals from your Milestone Fund and the year in which you plan to retire are significantly different (as it often is, for example, for public safety employees), you should take that into consideration when making your Fund selection. You should also consider your withdrawal plans as these Funds are designed for investors taking gradual withdrawals over time. These Funds may not be appropriate for investors who seek to make a single, lump sum withdrawal at retirement.

You should also consider your personal financial circumstances, additional sources of retirement income, and tolerance for risk when selecting a Milestone Fund. You can lose money in any of the Milestone Funds, including the Milestone Retirement Income Fund. Choosing a Fund with an earlier “target” date than your anticipated withdrawal/retirement date generally would be considered a more conservative investment decision, while choosing a Fund with a later target date generally would be considered a more aggressive investment decision. If you are highly risk-averse or cannot tolerate even small losses, you may wish to select an investment option that seeks a higher degree of capital preservation than the Milestone Funds.

The Milestone Funds are not a complete solution for all of your retirement savings needs. An investment in a dated Milestone Fund includes the risk of loss, including near, at or after the target date of the applicable dated Milestone Fund. There also is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement. Selecting a Milestone Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Investment Adviser and Portfolio Managers

VIA’s Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Wayne Wicker, CFA	Joined VIA in 2004	Lead member of the Team. All team members are responsible for strategic management without limitations.
David Braverman, CFA	Joined VIA in 2008; previously with Standard & Poor’s from 1985 to 2008	All team members are responsible for strategic management without limitations.
Lee Trenum, CFA	Joined VIA in 2001	Responsible for day-to-day management. All team members are responsible for strategic management without limitations.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Milestone Retirement Income Fund

Investment Objective—To seek to offer current income and opportunities for capital growth that have limited risk.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through a “multi-strategy” Fund).

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	26%-36%
Core Bond Index Fund (Class I)	4%-14%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	5%-15%
Growth & Income Fund	5%-15%
International Fund	0%-10%

Multi-Strategy Fund:

Diversifying Strategies Fund	15%-25%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger capitalization equity securities of issuers located in developed foreign countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Retirement Income Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2010 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2020 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	11%-21%
Core Bond Index Fund (Class I)	2%-12%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	13%-23%
Growth & Income Fund	6%-16%
Growth Fund	2%-12%
International Fund	4%-14%

Multi-Strategy Fund:

Diversifying Strategies Fund	13%-23%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger capitalization equity securities of issuers located in developed foreign countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2010 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2015 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2025 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	7%-17%
Core Bond Index Fund (Class I)	4%-14%
Inflation Protected Securities Fund	6%-16%

Equity Funds:

Equity Income Fund	14%-24%
Growth & Income Fund	6%-16%
Growth Fund	3%-13%
Mid/Small Company Index Fund (Class I)	0%-9%
International Fund	5%-15%

Multi-Strategy Fund:

Diversifying Strategies Fund	12%-22%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2015 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2020 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2030 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	3%-13%
Core Bond Index Fund (Class I)	8%-18%
Inflation Protected Securities Fund	0%-8%

Equity Funds:

Equity Income Fund	16%-26%
Growth & Income Fund	6%-16%
Growth Fund	3%-13%
Mid/Small Company Index Fund (Class I)	3%-13%
International Fund	7%-17%

Multi-Strategy Fund:

Diversifying Strategies Fund	11%-21%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2020 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2025 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2035 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-9%
Core Bond Index Fund (Class I)	9%-19%

Equity Funds:

Equity Income Fund	18%-28%
Growth & Income Fund	8%-18%
Growth Fund	4%-14%
Mid/Small Company Index Fund (Class I)	6%-16%
International Fund	9%-19%

Multi-Strategy Fund:

Diversifying Strategies Fund	9%-19%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2025 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2030 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2040 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-7%
Core Bond Index Fund (Class I)	5%-15%

Equity Funds:

Equity Income Fund	19%-29%
Growth & Income Fund	9%-19%
Growth Fund	5%-15%
Mid/Small Company Index Fund (Class I)	9%-19%
International Fund	11%-21%

Multi-Strategy Fund:

Diversifying Strategies Fund	6%-16%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2030 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2035 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2045 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-5%
Core Bond Index Fund (Class I)	1%-11%

Equity Funds:

Equity Income Fund	20%-30%
Growth & Income Fund	10%-20%
Growth Fund	6%-16%
Mid/Small Company Index Fund (Class I)	12%-22%
International Fund	12%-22%

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Multi-Strategy Fund:

Diversifying Strategies Fund	2%-12%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2035 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2040 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2050 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund (Class I)	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	7%-17%
Mid/Small Company Index Fund (Class I)	15%-25%
International Fund	14%-24%

Multi-Strategy Fund:

Diversifying Strategies Fund	0%-7%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2040 Fund and may be used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2045 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund a “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% equity funds, 55% fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund (Class I)	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	8%-18%
Mid/Small Company Index Fund (Class I)	15%-25%
International Fund	14%-24%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

Additional Information About the Funds’ Risks

In addition to the risk factors discussed in each Summary Prospectus, the following descriptions provide additional information about the risks that you will face as an investor in the Funds. The Model Portfolio Funds and Milestone Funds are subject to the same risks as the underlying Funds in which they invest. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

I. Equity Securities/Stock Market Risks

The Funds that invest in equity securities such as common stock or preferred stock are subject to stock market risk. Stock market risk is the possibility that stock prices overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk — Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk — Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk — Preferred stockholders generally will have more limited voting rights than the common stockholders. Holders of a company’s debt securities generally have a superior right to payment compared to holders of the company’s preferred stock, and are therefore paid before holders of preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. Funds holding preferred stock may suffer losses if dividends are not paid.

II. Foreign Securities Risks

Foreign securities (whether equity or fixed income) may involve the risk of loss or fluctuations due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; generally higher credit risks for foreign issuers; higher transaction costs; and pricing factors affecting investment in the securities of foreign businesses or governments.

Emerging Market Securities Risk — The above risk factors may be heightened with respect to securities of companies located in emerging market countries, which are countries not included in the MSCI World Index. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries.

Foreign Currency Risk — Investments directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by a Fund.

Foreign Government Securities Risk — Foreign government securities are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a Fund may have limited legal recourse against the issuer or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging market countries.

III. Fixed Income Securities Risks

Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Fixed income securities may also include loan participations and assignments that are privately negotiated notes representing the equivalent of a loan or bank debt. Fixed income securities may be subject to a variety of risks described in greater detail below.

Interest Rate Risk — Fixed income securities fluctuate in value as interest rates change. The general rule is that if interest rates rise, the market prices of fixed income securities will usually decrease. The reverse is also true: if interest rates fall, the market prices of fixed income securities will generally increase.

A fixed income security with a longer maturity (or a fund holding fixed income securities with a longer average maturity) will typically be more sensitive to changes in interest rates and it will fluctuate more in price than a shorter term security. Because of their very short-term nature, money market instruments carry less interest rate risk.

Credit Risk — Fixed income securities are also exposed to credit risk, which is the possibility that the issuer of a fixed income security will default on its obligation to pay interest and/or principal, which could cause a Fund to lose money. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have limited credit risk, while securities issued or guaranteed by U.S. Government agencies or government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government may be subject to varying degrees of credit risk (see U.S. Government Agency Securities Risk). Corporate fixed income securities rated BBB or above by Standard & Poor’s are generally considered to carry moderate credit risk. Corporate fixed income securities rated lower than BBB are considered to have significant credit risk (see High Yield Securities Risk). Of course, fixed income securities with lower credit ratings generally pay a higher level of income to investors. The financial stability of issuers located in foreign countries may be more precarious than those located in the United States. As a result, credit risk may be greater with foreign issuers of fixed income securities.

Call Risk — A fixed income security may include a provision allowing the issuer to purchase the security back from its holder earlier than the final maturity date of the security, otherwise known as a “call feature.” Issuers often exercise this right when interest rates have declined. Accordingly, holders of such callable securities may not benefit fully from the increase in value that other fixed income securities generally experience when rates decline. Unscheduled calls or prepayments also may limit the potential for capital appreciation on the security. Furthermore, after a call feature is exercised, a Fund may be forced to reinvest the proceeds received at the prevailing interest rate, which is likely to be lower than the interest rate paid on the security that was called.

High Yield Securities Risk — Lower-quality fixed income securities (those of less than investment grade quality, commonly known as “high yield bonds” or “junk bonds”) are speculative, involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions. The market prices of these securities may also experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. These securities may be harder to value, and may present greater liquidity risk (particularly if the security has restrictions on resale). In addition, the value of lower-quality fixed income securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. Issuers of these securities are less secure financially as compared with issuers of investment grade securities. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk — Municipal securities are fixed income securities issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities. The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

Inflation-Adjusted Securities Risk — Inflation-adjusted securities are fixed income securities for which the principal values or coupon rates are indexed to changes in inflation. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods. In fact, during periods of extreme deflation, these securities may provide no income at all.

U.S. Government Agency Securities Risk — Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain U.S. Government agency securities are backed only by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. Government has historically provided financial support to U.S. Government-sponsored agencies or instrumentalities, there is no assurance that it will always do so). The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government-sponsored entities that are not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government agency or a government-

sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity may be adversely impacted. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed FNMA and FHLMC into conservatorship. FHFA will act as the conservator to operate FNMA and FHLMC, but it is currently unclear how long these arrangements will last. The effect that this conservatorship will have on the entities’ debt and equities and securities guaranteed by the entities is unclear.

Inflation Risk — The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Mortgage-Backed and Asset-Backed Securities Risk — Mortgage-backed and asset-backed securities are exposed to prepayment risk, which is the risk that borrowers will pay their mortgages or loans more quickly than required under the terms of the mortgage or loan, thereby affecting the average life and often the yield of securities backed by those mortgages or loans. Most borrowers are likely to prepay their mortgage or loan at a time when it may be least advantageous to a Fund. A Fund may be forced to reinvest the proceeds of prepayments in lower-yielding instruments, resulting in a decline in the Fund’s income. Prepayments typically occur during periods of falling interest rates. Unscheduled prepayments in a falling rate environment would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. When interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates may result in decreased prepayments, which could extend the average life of the security and cause its value to decline more than traditional fixed-income securities and increase its volatility. This is known as extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets.

If a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unanticipated high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities and reduce the values of those securities or, in some cases, render them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include “subprime mortgages.”

Commercial mortgage-backed securities (“CMBS”) are structured like residential mortgage-backed securities and bear the same risks as residential mortgage-backed securities described above. The structure and prepayment penalties inherent in a CMBS provide the investor with a greater protection than a residential mortgage-backed security. However, CMBS may carry greater credit risk as the securities may represent only a few projects versus a residential mortgage-backed security that may represent thousands of homeowners spread across different regions of the country.

IV. Derivative Instruments Risks

Certain Funds use derivative instruments as part of their investment strategy. Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or return, or index, and may relate to stocks, fixed income securities, interest rates, currencies or currency exchange rates, commodities, and indexes comprised of these types of assets. Examples of derivative instruments include options, futures, forward currency contracts, options on futures contracts and swap agreements. There is no assurance that the use of any derivatives strategy will succeed, that the instruments necessary to implement investment strategies will be available or that a Fund may not lose money. Also, investing in financial contracts such as options involve additional risks and costs, which may result in losses instead of gains, so the benefits of the transaction might be diminished and a Fund may incur substantial losses. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by a Fund:

Swap Risk — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements are not traded on exchanges or other organized markets, and may be less liquid than other derivative instruments.

Management Risk — Derivatives are highly specialized instruments that require investment techniques and risk analyses different from those associated with equity and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Counterparty Risk — The use of a derivative instrument involves the risk that a loss may occur if another party to the contract (counterparty) fails to make required payments or defaults on its obligations to the Fund. The financial stability of counterparties located in foreign countries may be more precarious than those located in the U.S. As a result, counterparty risk may be greater with foreign counterparties.

Liquidity Risk — Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. A Fund’s investments in illiquid derivative instruments may reduce the returns of the Fund because the Fund may not be able to sell the instruments at the time desired for an acceptable price, or might not be able to sell the instruments at all.

Interest Rate Risk — Certain derivative instruments are more sensitive to interest rate changes and market price fluctuations.

Leverage Risk — Certain transactions may give rise to a form of leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Lack of Availability — Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. A Fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

Market and Other Risks — Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a Fund’s interest. If a subadviser incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund instruments. A Fund may also have to buy or sell a security at a disadvantageous time or price to satisfy its obligations or to meet asset segregation requirements in connection with certain derivative transactions.

Valuation Risks — Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

V. Convertible Securities Risk

Convertible securities possess investment characteristics of both stocks and bonds. Convertible securities include convertible bonds and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price. The value of a convertible security increases and decreases with the value of the underlying common stock and thus is subject to the risks associated with equity securities (see Equity Securities / Stock Risks). When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a fixed income security (and thus will be more sensitive to changes in interest rates (see Fixed Income Securities Risks)).

Convertible securities tend to be of lower credit quality, generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. Lower-quality debt securities (those of less than investment grade quality) involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic conditions. In addition, the value of lower-quality debt securities of smaller, less well-known issuers can be more volatile than that of larger issuers (see High Yield Securities Risk).

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price (see Liquidity Risk). The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

VI. REITs Risk

Real estate investment trusts (“REITs”) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. When the profits or revenues of, or the values of real estate properties owned by REITs decline or fail to meet market expectations, REIT stock prices may also decline. By investing in a REIT, a Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT’s stock price to decline), which include, without limitation: possible declines in the value of real estate; adverse general and local economic conditions; inability to obtain financing (at all or on acceptable terms); overbuilding in a given market; property tax increases; insufficient levels of occupancy; increases in operating expenses and in interest rates; and environmental problems. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus including, without limitation, the following: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility (see Small-Cap and Mid-Cap Securities Risk). Investing in REITs also involves risks related to the heavy cash flow dependency of REITs and the possibility that a REIT may fail to maintain applicable exemptions under U.S. and foreign securities and tax laws, which would significantly reduce the return on an investment in the REIT.

VII. Issuer Risk

The value of any type of security may decline for a number of reasons that relate directly to the issuer such as management performance, financial leverage, reduced demand for the issuer’s goods and services, and the possibility that an issuer may go bankrupt.

VIII. Securities Lending Risk

The Funds (other than the Diversifying Strategies Fund, the Model Portfolio Funds, and the Milestone Funds) may engage in one or more securities lending programs conducted by the Funds’ custodian or other appropriate entities to seek to generate income. These loans will be secured by collateral invested in cash or cash equivalents. The collateral that a Fund receives from a borrower is generally invested in money market funds, other cash equivalents, short-term fixed income securities or other similar instruments. Securities lending subjects a Fund to certain risks. The borrower of the security may fail to return the loaned security in a timely manner, which could cause the Fund to lose money. In addition, the Fund may incur investment losses as a result of investing the collateral received in connection with the loans. The Funds’ SAI provides additional information about the Funds’ securities lending program.

IX. Liquidity Risk

Liquidity risk exists when a particular security or other instrument is difficult to trade. A Fund’s investment in illiquid assets may reduce the returns of the Fund because the Fund may not be able to sell the assets at the time desired for an acceptable price, or might not be able to sell the assets at all.

X. Objective/Style Risk

All of the Funds are subject, in varying degrees, to objective/style risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund’s subadvisers will trail the returns of the overall market.

In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a Fund with a specific style you would be exposed to this risk. For example, growth stocks have performed best during the later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may, over time, go in and out of favor. At times when the investing style used by a Fund is out of favor, that Fund may underperform other Funds that use different investing styles.

XI. Management Risk

Although a Fund’s subadviser(s) will apply their investment strategies, techniques, and risk analyses in making investment decisions for the Fund, there is no guarantee that this will produce the intended results and there is no guarantee the Fund will meet its objective.

XII. Indexing Risk

Certain Funds may invest all or a portion of their assets in an indexed portfolio or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in an index strategy may be purchased, held, and sold by such Funds at times when as actively managed portfolio would not do so. In addition, performance of the portion of the Fund using this strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the indexed portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index; and (iii) the timing of cash flows into and out of the indexed portfolio.

XIII. Increase in Expenses

The actual costs of investing in a Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Disclosure of the Funds’ Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI. Each Fund’s complete month-end portfolio holdings are made publicly available on the Funds’ website (www.icmarc.org) 25 days after month-end (or the next business day thereafter). Such information will continue to remain available until The Vantagepoint Funds file a Form N-CSR or Form N-Q for the period that includes the date as to which the month-end portfolio holdings website disclosure is current.

In addition, some or all of the Funds’ portfolio holdings may be made publicly available at any time on the Funds’ website following a determination by the Funds’ President and its Chief Compliance Officer that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders. Once information is publicly available to all Fund shareholders on the Funds’ website, that information may be disclosed in writing or orally to other persons.

Management of the Funds

The investment adviser of the Funds is VIA, 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA, has been registered as an investment adviser since 1999, and is a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”). ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in establishing and administering deferred compensation and qualified retirement plans for their public sector employees. ICMA-RC’s primary advisory client is VantageTrust Company, trustee of VantageTrust, which was formed to provide for the investment of the retirement plans administered by ICMA-RC on a commingled basis.

As investment adviser to the Funds, VIA supervises and directs each Fund’s investments and continually monitors the performance of the subadvisers. The subadvisers are retained with the assistance of VIA, and day-to-day discretionary responsibility for security selection and portfolio management rests with the subadvisers. VIA selects the Vantagepoint Funds in which the Model Portfolio and Milestone Funds invests.

The Funds pay VIA and their subadvisers fees for managing the Funds’ investments. These fees are calculated as a percentage of a Fund’s assets under management, with the exception of the Diversifying Strategies Fund for which fees to be paid to certain of the Fund’s subadvisers are calculated as a percentage of the Fund’s assets allocated and assigned by VIA to such subadvisers. The following represents total advisory and subadvisory fees paid by the Funds for the fiscal year ended December 31, 2011:

Advisory Fee Paid
as a Percentage of
Funds	Average Net Assets

Low Duration Bond*	0.24%
Inflation Protected Securities*	0.23%
Equity Income*	0.46%
Growth & Income*	0.40%
Growth*	0.44%
Select Value*	0.60%
Aggressive Opportunities*	0.54%
Discovery*	0.54%
International*	0.58%
Diversifying Strategies*	0.46%
Core Bond Index*	0.07%
500 Stock Index*	0.07%
Broad Market Index*	0.07%
Mid/Small Company Index*	0.08%
Overseas Equity Index*	0.12%
Model Portfolio Savings Oriented	0.10%
Model Portfolio Conservative Growth	0.10%
Model Portfolio Traditional Growth	0.09%
Model Portfolio Long-Term Growth	0.09%
Model Portfolio All-Equity Growth	0.10%
Milestone Retirement Income	0.10%
Milestone 2010	0.10%
Milestone 2015	0.10%
Milestone 2020	0.10%
Milestone 2025	0.10%
Milestone 2030	0.10%
Milestone 2035	0.10%
Milestone 2040	0.10%
Milestone 2045	0.10%

*	Consists of advisory fee plus the appropriate subadviser fee(s).

The advisory and subadvisory fees charged can be found in the SAI under the heading “Investment Advisory and Other Services.”

Certain Funds’ advisory and subadvisory fee schedules include “breakpoints,” which have the effect of lowering the rate of fees paid to the adviser or a subadviser as the value of the portion of the Fund’s assets managed by the adviser or that subadviser increases. Conversely, when the value of a Fund’s assets managed by the adviser or a subadviser decreases, advisory or subadvisory fees as a percentage of those assets may increase. The amount of a Fund’s assets managed by the adviser or a subadviser may decrease due to a variety of reasons (including as a result of market forces or management actions) such that the Fund no longer qualifies for a breakpoint reduction in fee rates, which would cause the Fund to pay a higher rate of fee to the adviser or a subadviser as determined by the advisory or subadvisory fee schedule. Please see the Funds’ SAI for additional information about VIA’s fee schedule and each subadviser’s fee schedule, including any breakpoints that apply for a particular Fund.

In addition, with respect to the Model Portfolio and Milestone Funds, VIA receives fees from both the Model Portfolio and Milestone Funds as well as from the underlying Vantagepoint Funds in which they invest.

VIA oversees the subadvisers and recommends to the Funds’ Board of Directors their hiring, termination and replacement. Pursuant to an order issued by the SEC, VIA may hire or change subadvisers who are not affiliated with the Funds or VIA and materially amend subadvisory agreements, with the approval of the Funds’ Board of Directors. Shareholders will be notified of such changes. This notice may occur after the changes take place.

Shareholder approval of a change in subadvisory arrangements is not required unless the change would result in an increase in the overall management and advisory fees payable by the Fund that were previously approved by shareholders. Shareholders of the following Funds have previously approved the maximum aggregate advisory fees set forth below:

Maximum
Aggregate
Fund	Advisory Fee

Inflation Protected Securities	0.32%
Equity Income	0.53%
Growth & Income	0.56%
Growth	0.54%
Select Value*	0.66%
Aggressive Opportunities	0.95%
Discovery*	0.64%
International	0.73%
Diversifying Strategies*	0.69%
Core Bond Index	0.23%
500 Stock Index	0.20%
Broad Market Index	0.23%
Mid/Small Company Index	0.25%
Overseas Equity Index	0.40%

*	The maximum aggregate advisory fee for these Funds was approved by the sole initial shareholder, ICMA-RC, prior to the public offering of shares.

Because the rate of fees payable and the amount of assets allocated to the different subadvisers of the subadvised Fund vary, the aggregate advisory fees that may be paid by a Fund having more than one subadviser will vary from time to time, due to increases or decreases in the market value of the separate portions of the Fund’s portfolio managed by each subadviser. Variations in the aggregate amount of advisory fees paid also may result from decisions made by VIA to reallocate cash among the respective subadvisers of a Fund. These variations may occur even though there has been no change in the contractual arrangements between the Fund and any subadviser.

The investment program and its performance are subject to the overall supervision and periodic review by the Funds’ Board of Directors.

A discussion regarding the basis for the approval by the Funds’ Board of Directors of the investment advisory agreements, and the subadvisory agreements for certain Funds, is available in the Fund’s Semi-Annual Report to Shareholders for the six months ended June 30, 2011, and a discussion regarding the basis for approval by the Fund’s Board of Directors of the subadvisory agreements for certain Funds is available in the Funds’ Annual Report to Shareholders for the year ended December 31, 2011.

Shareholder Information

Definition of a Business Day

For purposes of the following discussion, unless noted otherwise, “business day” means the period(s) of time on any given day during which the New York Stock Exchange (“NYSE”) is open for business. Unless noted otherwise, “close of business” means 4:00 p.m. Eastern Time on each business day or the final close of business on any business day during which trading on the NYSE is suspended.

Share Accounting for All Funds

A share of a Fund represents a dollar-weighted proportional ownership interest in that Fund. The Funds do not issue share certificates.

The price of a share is known as its net asset value (“NAV”). The daily NAV of a share is determined as of the close of each business day by adding the value of all of a Fund’s investments, plus cash and other assets, deducting liabilities, and then dividing the result by the number of outstanding shares in the Fund as of the end of the prior day and rounding the results to the nearest cent. The value of your investment in a Fund equals the number of shares you own multiplied by the current day’s NAV.

Since share values and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment.

Valuation of the Funds’ Investment Securities

Model Portfolio and Milestone Funds—Each Model Portfolio and Milestone Fund’s NAV is calculated based upon the NAVs of the underlying Vantagepoint Funds in which it invests.

Other Vantagepoint Funds—Investment securities held by the Funds are valued each business day at their current market value.

Each Fund normally obtains market values for its securities and other instruments from independent pricing services that use reported last sale prices, current market quotations or, if market prices are not readily available, valuations from computerized “matrix” systems that derive values based on comparable securities or valuation or similar models. If a market value is not available from an independent pricing source for a particular security or instrument, that security is valued at a fair value in accordance with procedures adopted by the Funds’ Board of Directors. Certain derivatives may be valued at the last reported sales price or based on a combination of bid and ask prices. The Board of Directors has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Funds’ Pricing Committee. Determinations of the Pricing Committee are subject to review by the Board of Directors at its next scheduled quarterly meeting after the fair valuations are determined.

Each Fund normally uses the amortized cost method to value fixed income securities that will mature in 60 days or less.

Each Fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates.

A Fund may own securities or other instruments that trade primarily in foreign markets that trade on weekends or other days that the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to buy or sell shares of the Fund.

Securities issued by open-end investment companies held by a Fund will be valued using the respective NAV of such investment companies for purchase or redemption orders placed on that day.

Each Fund expects to price most of its securities based on current market values as discussed above. Securities and assets for which market quotations are not readily available will be valued at fair value. The types of securities or other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a Fund’s portfolio securities or other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities.

Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method or models that take into consideration various factors. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method or model not been used. Securities or other instruments may be valued based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from broker-dealer supplied quotations or valuations. Securities or other instruments may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event has occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

Use of Fair Value Pricing Service For Certain Foreign Equity Securities—For foreign equity securities that are principally traded in markets outside North and South America, the Funds’ Board of Directors approved the use of a third party fair valuation model (“FVIS”) to provide fair value prices. The FVIS uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. The Funds’ Board has approved use of the fair value prices provided through the FVIS service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the Funds that are principally traded in markets outside North and South America. In the event prices for such a foreign security are not available through the FVIS or another fair value pricing service approved by the Board, the security may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security determined in accordance with the Funds’ valuation procedures.

Risks of Fair Value Pricing—Valuing securities or other instruments at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. As discussed above, fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or instrument at approximately the time at which the Fund determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Reinvestment of Earnings

All earnings of the Funds (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares with the exception of Vantagepoint Elite shareholders, who may elect to receive cash dividends.

Pricing and Timing of Transactions

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Funds’ transfer agent receives the transaction request in good order. For example, under normal circumstances, a transaction request received at 9:30 a.m. Eastern Time on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. Eastern Time — at that day’s closing price. If a transaction request is received in the morning, you do not insulate yourself from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received prior to the close of business to receive that day’s NAV. Each Fund calculates its NAV as of the close of each business day.

Reporting to Investors

Please review carefully all investment transaction reports you receive from The Vantagepoint Funds. Call the toll-free Investor Services line at 800-669-7400 or contact the Funds at InvestorServices@icmarc.org immediately if you see any errors or discrepancies.

For transactions for which you receive confirmation statements, if you notify us of an error within 30 days of the confirmation date, we will correct the transaction. For transactions for which you only receive a quarterly statement, if you notify us of an error within 90 days of the end of the quarter in which the error occurred, we will correct the transaction.

Purchases, Exchanges, and Redemptions
Purchases

The Funds, with the exception of the Diversifying Strategies Fund, are open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in a VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA-RC and its affiliates. The details of such eligibility criteria are set forth in the account application.

The Funds, other than the Model Portfolio and Milestone Funds, are also available for investment by other Vantagepoint Funds. Currently, the Diversifying Strategies Fund is available for investment only by the Model Portfolio Funds and Milestone Funds.

Class I shares of the Index Funds are available to IRAs and other individual accounts and to any public sector employee benefit plan(s) sponsored by a public employer (i) having total assets of less than $20 million administered by ICMA-RC, and (ii) investing in the applicable Index Fund directly or investing in such Index Fund indirectly through the Trust or the VantageTrust Index Funds.

Class II shares are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform (described below) and (i) has total assets in excess of $20 million administered by ICMA-RC or (ii) has other qualifying characteristics as described below. All public sector employee benefit plans sponsored by the same or a related public employer may be aggregated for purposes of qualifying for Class II shares.

Other public sector employee benefit plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale or other cost savings with respect to the servicing of their accounts, and certain IRAs known as “deemed (or Sidecar) IRAs,” may also qualify for Class II shares as determined in accordance with guidelines approved by the Board of Directors from time to time and listed in the Funds’ SAI.

The Model Portfolio and Milestone Funds invest in Class I of the Index Funds.

EZLink is an Internet platform provided by ICMA-RC for on-line retirement plan administration services for plan sponsors. EZLink provides easy, efficient, and secure access to plan information as well as a secure platform for submitting transactions without the delays and quality deficiencies associated with the mailing and handling of paper documents.

There are no minimum investment amounts (except for Vantagepoint Elite investors—see below), front-end sales charges, deferred sales charges or back-end sales charges associated with investments in the Funds. Certain employee benefit plans may impose their own minimums.

The Vantagepoint Funds reserve the right in their sole discretion to (i) suspend the offering of their shares, or (ii) to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund or Funds.

Purchases—Vantagepoint Elite

Shares of The Vantagepoint Funds are available for purchase through the Vantagepoint Elite program by ICMA-RC accountholders or on behalf of a minor if the custodian is an ICMA-RC accountholder. An initial contribution by the accountholder of $5,000 in a Fund is necessary in order to open a Vantagepoint Elite account. The minimum subsequent investment for Vantagepoint Elite investors is $1,000, except that a Vantagepoint Elite investor may make subsequent investments through an Automatic Investment Program in minimum amounts of $200. There are no front-end sales charges, deferred sales charges or back-end sales charges. Other transaction fees may apply. Ineligible Vantagepoint Elite investments will be returned promptly upon detection and the Fund will retain any earnings on such accounts and the ineligible investor will bear any losses. For more information about opening a Vantagepoint Elite account please call 800-669-7400 or contact the Funds at InvestorServices@icmarc.org.

Purchases by Employee Benefit Plans

Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan’s trustee or other authorized official.

Investors may submit purchase orders to the Funds through payroll deduction or from other retirement plans as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House (“ACH”), although it is preferred that the Funds receive payments by wire. Investment detail must be submitted electronically via EZLink.

Purchase orders received in “good order” prior to the close of business on any business day are posted to investor accounts at the closing NAV of that day, or if the day the contributions are received is not a business day, at the closing NAV of the next business day. Purchase orders received in good order after close of business are posted at the closing NAV of the next business day.

Posting of contributions to investor accounts is contingent upon submission of purchase orders in good order to The Vantagepoint Funds. This means that the requests must be accompanied by sufficient detail to enable The Vantagepoint Funds to allocate assets properly. If a purchase request is not received in good order, the deposit is held in a non-interest bearing account until all necessary information is received. If the purchase request is still not in good order after three business days, the assets are returned to the investor. Purchases received for unidentified accounts for which no account form has been received will be returned to the investor.

With respect to purchases made through VantageTrust, or by certain employee benefit plans and other types of omnibus accounts, other procedures may apply as to the delivery of purchase instructions.

Purchases by IRA Investors

Payroll Deduction IRAs—Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form or an electronic application via the IRA Wizard through the Funds’ website (www.icmarc.org). Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See “Purchases by Employee Benefit Plans.”

Non-Payroll Deduction IRAs—First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check, or complete the electronic application via the IRA Wizard through the Funds’ website (www.icmarc.org). Please call 800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See “Purchases by Employee Benefit Plans.”

Exchanges and Allocations Among Funds

Investors normally may submit exchange requests through the Funds’ website (www.icmarc.org), or by telephone exclusively through the VantageLine phone system at 800-669-7400. Remember that an exchange is a two-part transaction — a redemption of shares in one Fund and a purchase of shares in another Fund. The sale price and purchase price will be based on the NAV next calculated after the exchange request has been received and is in good order.

Exchange requests received in good order prior to close of business on a business day are posted to investor accounts at that day’s closing NAV. Exchange requests received in good order after close of business will be posted at the closing NAV of the next business day.

The allocation of new purchase amounts among the Funds may be changed by investors without charge or limitation.

Confirmations are normally sent to investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt. Refer to “Reporting to Investors” on how to report an error to The Vantagepoint Funds.

Exchanges—Index Funds

Class I shares of each Index Fund may be exchanged for Class II shares of that Index Fund provided that purchase eligibility requirements for Class II shares are satisfied by the holder of Class I shares. Class I shares of a particular Index Fund also may be exchanged into Class I shares of any other Index Fund. In addition, Class I shares of the Index Funds may be exchanged into the other Vantagepoint Funds, provided such exchanges are permitted by the 1940 Act.

Class II shares of each Index Fund may not be exchanged for Class I shares of that or any other Index Fund, except as provided in “Conversions — Index Funds” below. Class II shares of a particular Index Fund may be exchanged into Class II shares of any other Index Fund. In addition, Class II shares of the Index Funds may be exchanged into the other Vantagepoint Funds, provided such exchanges are permitted by the 1940 Act. Such other Vantagepoint Funds may only have one share class available that have higher expense ratios than Class II shares.

Exchanges—Vantagepoint Elite

Vantagepoint Elite investors may exchange their shares of one Vantagepoint Fund for shares of another Vantagepoint Fund. Vantagepoint Elite investors normally may exchange shares on any business day by Account Access, online at www.tdameritrade.com, or telephone by speaking to a brokerage representative at 800-669-7400 or 866-766-4015. If shares have been purchased by check, an investor will not be able to exchange those shares until the check has cleared (which may take up to 15 days from the date of purchase). Additional transaction fees may apply.

Exchanges by Telephone

Investors normally may make exchanges through VantageLine, the Funds’ automated service line by calling 800-669-7400. Instructions received through VantageLine must be accompanied by a Personal Identification Number. In addition, verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be recorded to permit verification.

VantageLine is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Neither the Funds, the Funds’ investment adviser nor the Funds’ transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should the VantageLine service or the “800” number become unavailable, transactions may be made through the Funds’ website (www.icmarc.org), as described in “Exchanges by Internet”, or by express mail to the attention of the Workflow Management Team, 777 N. Capitol Street, NE, Suite 600, Washington, D.C. 20002, at the shareholders’ expense.

Exchanges by Internet

The Funds maintain a home page on the Internet. The address is www.icmarc.org. Information available from the site’s “Account

Access” feature (which requires a special login) includes account balances, investment allocations, and investment performance. You may also execute transactions or make changes in your investment allocation via Account Access. The transfer agent for the Funds will require that instructions received over the Internet be accompanied by a password.

Account Access is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Accordingly, neither the Funds, the Funds’ investment adviser, nor the Funds’ transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should Account Access become unavailable, transactions may be made through VantageLine or the “800” number, as described in “Exchanges by Telephone.”

Conversions—Index Funds

Each Index Fund will convert Class I shares into Class II shares effective the first day of the quarter following the quarter during which, based on asset levels at the end of the most recently completed quarter, an investor meets the eligibility criteria outlined in “Purchases, Exchanges, and Redemptions — Purchases.” Any such conversion will be preceded by written notice to the investor and will be effected on the basis of the relative net asset values of Class I shares and Class II shares of the applicable Index Fund without the imposition of any sales load, fee or other charge.

Each Index Fund may convert Class II shares into Class I shares if an investor no longer meets the eligibility criteria outlined in “Purchases, Exchanges, and Redemptions — Purchases.” Any such conversion will be preceded by written notice to the investor and will be effected on the basis of the relative net asset values of Class I shares and Class II shares of the applicable Index Fund without the imposition of any sales load, fee or other charge.

Redemptions

Shares may be redeemed on any business day, subject to certain restrictions imposed by the Internal Revenue Code of 1986, as amended, on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Funds has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. With the exception of redemptions that are made to effect exchanges among The Vantagepoint Funds, redemption requests must be in writing.

If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you may submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan or to transfer assets to another eligible plan or online through Account Access. The appropriate form may be obtained by contacting Investor Services at 800-669-7400. You also may exchange your shares for shares of other investment options available under your plan at any time.

Shares may be redeemed on any business day. To redeem shares that you own through an IRA or an EIP account, you must send your request to us, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010, and include the following information:

•	The full name in which your account is held;

•	Your social security number or, if applicable, your Employer Identification Number;

•	Your name and address;

•	The exact name(s) of the Fund(s) whose shares you wish to redeem;

•	The dollar amount or number of shares of each Fund to be redeemed;

•	How the assets are to be distributed to you (by mail or by wire);

•	If funds are to be distributed by wire, wire instructions.

A signature guarantee may be required, at the Funds’ discretion, for certain redemptions.

A form for requesting IRA account withdrawals is available online through Account Access or by contacting Investor Services at 800-669-7400.

To request a form for redeeming shares owned through an EIP account, please contact Client Services at 800-326-7272.

Redemptions—Vantagepoint Elite

A Vantagepoint Elite investor may redeem shares on any business day by Account Access, online at www.tdameritrade.com or telephone by speaking to a brokerage representative at 800-669-7400 or 866-766-4015. The redemption price of each share will be the next NAV determined after the redemption request has been received and is in good order.

Inability to Conduct Business

The Funds are normally open for business and operating for those time period(s) on any given day during which the NYSE is open for business.

However, unusual circumstances including, but not limited to, severe and extraordinary weather conditions, flooding, other natural disasters, pandemic flu or other epidemics, regional power failures, fires, market disruption, civil disturbances, or other emergencies may prevent the Funds or their service providers, including Vantagepoint Transfer Agents, LLC (“VTA”) or ICMA-RC Services, LLC (“ICMA-RC Services”) from conducting business on a given day or series of days. In the event of a pandemic flu or other similar circumstances whereby the Funds, VIA, VTA or ICMA-RC Services are open for business and operating under unusual conditions, investment transactions and other orders or directions may be required to be sent over the Internet or via an automatic voice telephone line to ensure the receipt and processing of such requests.

Frequent Purchases and Redemptions of Fund Shares

The Funds discourage short-term or frequent trading, often referred to as “market timing,” in Fund shares and seek to restrict or reject such trading or take other action to prevent it when identified and judged by the Funds or its transfer agent or adviser to be detrimental to the interests of the Fund and its long-term shareholders. The Funds are intended for long-term investment. Frequent purchases and redemptions of Fund shares may present risks for the Funds and their long-term shareholders as described below.

Frequent Trading Generally—The Board of Directors has adopted the following policies regarding frequent trading in Fund shares:

The following trading practices generally will result in the Funds taking action as described under “Consequences of Frequent Trading for Investors” below: (1) three or more “roundtrips” in the same Fund within any rolling 90-day period, or (2) ten or more “roundtrips” in the same Fund within any rolling 365-day period. A “roundtrip” is defined as a purchase of a Fund’s shares followed by a redemption of the same Fund’s shares during the relevant period. For example, three purchases and three redemptions must occur within a 90-day period or ten purchases and ten redemptions must occur within a 365-day period. If trading activity in a Fund reaches or exceeds either threshold described above, the Fund normally will take action to deter future frequent trading in the Fund, as discussed below. The Funds also may take action, even if the above thresholds are not met, if the trading is deemed to be disruptive for other reasons (e.g., excessively large trade amount).

The Funds may change the definition of frequent trading at any time without prior notice, depending upon factors such as the protection of the best interests of long-term investors or state or Federal regulatory requirements. It is expected that this policy will change over time to reflect the changing nature and strategies of frequent traders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Funds’ restrictions on frequent trading. These transactions include, but are not limited to: (1) reinvestment of dividends; (2) automatic investment/contribution, asset allocation (including accounts maintained under investment advisory programs or agreements) or withdrawal plans (including regularly scheduled and required minimum distributions); (3) retirement plan loan distributions and repayments; (4) certain retirement plan withdrawal events; (5) transactions initiated by a plan sponsor; and (6) transfers of assets that are non-investor driven.

Risks of Frequent Trades for the Funds—Depending on various factors, including the size of a Fund, the nature of the Fund’s portfolio holdings, the amount of Fund assets typically maintained in cash or cash equivalents, and the dollar amount, number and frequency of trades, short-term or excessive trading may:

•	interfere with the efficient management of a Fund’s portfolio,

•	increase a Fund’s transaction costs, administrative costs or taxes, that are borne by all shareholders, including long-term investors that do not trade frequently,

•	impact Fund performance, or

•	otherwise be detrimental to the interests of a Fund and its shareholders.

In addition, under certain circumstances, frequent trading in Fund shares may dilute the value of a Fund’s shares. This may happen when certain investors try to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of that change in the Fund’s NAV. This is sometimes called “arbitrage market timing.” Arbitrage market timing could, under certain circumstances, dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices of the Fund’s portfolio securities. The risk of arbitrage market timing particularly applies to those Vantagepoint Funds that hold significant investments in foreign securities, as certain foreign markets close several hours ahead of the U.S. markets and to those Vantagepoint Funds that have a significant portion of their assets invested in small-cap securities and other types of investments that may not trade frequently.

Please see “Valuation of the Funds’ Investment Securities” for more information.

Consequences of Frequent Trading for Investors—Although the Funds, their investment adviser and their transfer agent endeavor to apply the Funds’ frequent trading policies uniformly, monitoring and evaluating the potential detrimental or harmful effects of frequent trading on the Funds involves inherently subjective judgments. The Funds, their investment adviser and their transfer agent will not knowingly accommodate trading activity that they have identified as being detrimental to the Funds by, or make any exceptions to the Funds’ frequent trading policies with respect to such trading activity for, any particular Fund shareholder or category of shareholders. Accordingly, if the Funds’ investment adviser or transfer agent becomes aware that an investor may be engaged in frequent trading in a Fund as described above and they conclude that such trading may be detrimental to the Fund, one or more of the following actions may be taken:

Account Monitoring and Shareholder Communications—The Funds and their service providers may increase the monitoring of the investor’s account(s) based on trading activity and account history, and may communicate with the investor either over the phone or in writing about trading activities in an effort to deter such activities. If such communications fail to deter the frequent or otherwise harmful trading activity, further action may be taken, as discussed below.

Barring Future Purchases—The Funds may temporarily (e.g., for a period of 180 days) or permanently bar the investor’s future purchases into the Fund (or other Funds) or may limit the amount, number or frequency of any future purchases or the method by which the investor may request future purchases and redemptions.

Rejecting, Canceling and Revoking Purchases and Exchanges—The Funds’ investment adviser or transfer agent, on behalf of the Funds, may reject any purchase or exchange order for any series for any reason in their sole discretion, including for suspicion of frequent trading. Further, purchase orders placed in violation or suspected violation of the Funds’ frequent trading policy are not necessarily deemed accepted by the Funds and may be canceled or revoked by the Funds’ transfer agent effective the next business day following receipt by the Funds.

Steps to Reduce Frequent Trading—From time to time, the Funds’ investment adviser or transfer agent may use several methods in an effort to reduce the risks of harmful frequent trading. These may include one or more of the following:

(1)	reviewing recent trades in Fund shares in an effort to identify possible frequent trading activity;

(2)	refusing, barring, or otherwise limiting purchase orders;

(3)	closing shareholder accounts and involuntarily redeeming Fund shares as permitted by law;

(4)	imposing specific limitations on transfers in the International Fund and the Overseas Equity Index Fund (see “Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Fund”); and

(5)	using a third party fair valuation model to provide fair value prices for certain foreign equity securities.

The Funds also reserve the right to reject any order to purchase shares of any Fund when, in management’s judgment and in its sole discretion, rejection of an order is in the best interests of the Funds and their long-term shareholders.

Limitations on the Effectiveness of Frequent Trading Policy—The Funds will take steps to detect and deter harmful frequent trading, but there can be no assurances that all such trading will be detected and prevented or that the Funds or their service providers will be able to completely eliminate, reduce or deter harmful frequent trading activities. The Funds reserve the right to amend their frequent trading policy and procedures at any time.

Trading Through Intermediaries—You are subject to this policy whether you are a direct shareholder of a Fund or you are investing indirectly in a Fund through an employee benefit plan whose assets are invested through VantageTrust or another trust or trustee or if you are investing through another intermediary.

While the Funds’ investment adviser and transfer agent will encourage financial intermediaries to apply the Funds’ frequent trading policy to their customers who invest indirectly in the Funds, the Funds’ investment adviser and transfer agent may not always be able to detect frequent trading that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. However, the Funds’ investment adviser and transfer agent review trading activity at the omnibus account level to seek to identify patterns that may suggest trading activity contrary to the Funds’ frequent trading policy. If they believe that such activity may have occurred, the Funds’ investment adviser and transfer agent may request and receive personal identifying information and transaction histories for some or all underlying Fund shareholders (or in the case of retirement plans, underlying plan participants). Should the Funds’ investment adviser or transfer agent subsequently determine that an underlying shareholder has violated the Funds’ frequent trading policy, it will instruct the intermediary to take appropriate action in accordance with the Funds’ frequent trading policy.

Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Index Fund—The following transfer policy applies to the International Fund and Overseas Equity Index Fund:

Investors (except for the Model Portfolio Funds or Milestone Funds) who transfer assets out of these Funds must wait at least 91 days before transferring assets back into the same Fund. This policy affects transfers only. It does not affect regular contributions or disbursements. The above transfer policy does not apply to an investor’s transactions in shares of the Model Portfolio Funds or Milestone Funds even though these Funds from time to time invest a portion of their assets in the International Fund or the Overseas Equity Index Fund.

This policy is designed to protect long-term investors in these Funds. When money is transferred into or out of the Funds, the portfolio managers may be required to buy or sell securities. Because trading costs can be fairly high in an international equity portfolio, short-term trading may generate higher-than-usual transaction costs that are borne by all shareholders, including those who do not trade frequently.

The Funds also have adopted this policy to control frequent trading and to protect the interests of long-term investors in the Funds.

Distribution Arrangements
ICMA-RC Services, LLC (“ICMA-RC Services”) serves as distributor to the Funds. ICMA-RC Services receives no compensation for its services as distributor.

Tax Consequences

Each of the Vantagepoint Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds distribute ordinary income and capital gains, if any, at least annually. The Low Duration Bond, Core Bond Index, and Inflation Protected Securities Funds distribute ordinary income, if any, monthly.

Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans. All earnings and gains are reinvested in the Fund and used to purchase additional shares. Investors in the Vantagepoint Elite program may receive these distributions in cash. An investor should consult his/her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans.

Distributions paid to Vantagepoint Elite investors will normally be taxed as income or capital gains when they are received whether or not they are reinvested. Such dividends and distributions may be subject to federal, state and local taxation. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15% (0% for individuals in lower tax brackets). Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

Dividends declared in October, November or December and paid in January will, in certain circumstances, be treated as paid in December for tax purposes.

Unless you hold your shares in a tax advantaged account, each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss. As noted above, beginning in 2013, U.S. individuals with income exceeding certain levels will be subject to a new 3.8% Medicare contribution tax on their capital gains realized on the sale or exchange of shares.

In November 2001, the Funds began offering their shares to taxable investors. Before that time, the Funds offered their shares exclusively to retirement plans and other tax-exempt investors. The Funds’ after-tax returns in the performance tables included in the Fund Summaries section of this prospectus under the heading “Risk/Return Bar Chart and Table” reflect the Funds’ returns during periods when the Funds offered their shares exclusively to tax-exempt investors, and as a result may not be helpful to taxable investors.

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.

Financial Highlights

The following financial highlights table is intended to help you understand a Fund’s performance for the period of the Fund’s operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by          . The report of          along with the financial statements and related notes, appears in the 2011 Annual Report which is available upon request.

Financial Highlights
(For a share outstanding throughout each period)

	Low Duration Bond(1)
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.04	$9.95	$9.28	$9.83	$9.76
Income from investment operations:
Net investment income	0.19	0.25	0.32	0.37	0.41
Net realized and unrealized gain (loss)	(0.08)	0.10	0.65	(0.51)	0.09

Total from investment operations	0.11	0.35	0.97	(0.14)	0.50

Less distributions:
From net investment income	(0.19)	(0.26)	(0.30)	(0.41)	(0.43)
Return of capital	—	—	—	—	—

Total distributions	(0.19)	(0.26)	(0.30)	(0.41)	(0.43)

Net Asset Value, end of year	$9.96	$10.04	$9.95	$9.28	$9.83

Total return	1.14%	3.58%	10.63%	(1.52)%	5.24%
Ratios to Average Net Assets:
Expenses	0.62%	0.64%	0.66%	0.66%	0.65%
Net investment income	1.93%	2.51%	3.27%	3.82%	4.15%
Supplemental Data:
Net assets, end of year (000)	$524,463	$537,709	$517,659	$394,704	$507,120
Portfolio turnover	66%	70%	63%	91%	149%

(1)	Formerly Short-Term Bond Fund.

Financial Highlights
(For a share outstanding throughout each period)

	Inflation Protected Securities(2)
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.99	$10.72	$9.88	$10.46	$10.03
Income from investment operations:
Net investment income	0.34	0.19	0.11	0.57	0.50
Net realized and unrealized gain (loss)	0.91	0.44	0.85	(0.59)	0.43

Total from investment operations	1.25	0.63	0.96	(0.02)	0.93

Less distributions:
From net investment income	(0.36)	(0.19)	(0.12)	(0.46)	(0.50)
From net realized gain	(0.20)	(0.17)	—	—	—
Return of capital	—	—	—	(0.10)	—

Total distributions	(0.56)	(0.36)	(0.12)	(0.56)	(0.50)

Net Asset Value, end of year	$11.68	$10.99	$10.72	$9.88	$10.46

Total return	11.53%	5.95%	9.75%	(0.40)%	9.64%
Ratios to Average Net Assets:
Expenses	0.64%	0.65%	0.67%	0.67%	0.68%
Net investment income	2.94%	1.73%	1.13%	4.64%	4.86%
Supplemental Data:
Net assets, end of year (000)	$584,191	$492,002	$338,790	$300,148	$274,209
Portfolio turnover	109%	97%	105%	149%	174%

(2)	Formerly US Government Securities Fund.

Financial Highlights
(For a share outstanding throughout each period)

	Equity Income
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$8.64	$7.70	$5.79	$9.78	$9.90
Income from investment operations:
Net investment income	0.12	0.08	0.09	0.13	0.13
Net realized and unrealized gain (loss)	(0.13)	0.94	1.95	(3.96)	0.25

Total from investment operations	(0.01)	1.02	2.04	(3.83)	0.38

Less distributions:
From net investment income	(0.22)	(0.08)	(0.13)	—	(0.14)
From net realized gain	(0.14)	—	—	(0.16)	(0.36)

Total distributions	(0.36)	(0.08)	(0.13)	(0.16)	(0.50)

Net Asset Value, end of year	$8.27	$8.64	$7.70	$5.79	$9.78

Total return	0.04%	13.28%	35.28%	(39.19)%	3.76%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.84%	0.85%	0.88%	0.88%	0.88%
Expenses net of reimbursements/waivers, if any	0.83%	0.85%	0.88%	0.88%	0.88%
Net investment income before reimbursements/waivers	1.32%	1.19%	1.49%	1.74%	1.22%
Net investment income net of reimbursements/waivers, if any	1.32%	1.19%	1.49%	1.74%	1.23%
Supplemental Data:
Net assets, end of year (000)	$1,817,557	$1,867,505	$1,516,199	$1,102,032	$1,734,750
Portfolio turnover	18%	18%	22%	29%	18%

Financial Highlights
(For a share outstanding throughout each period)

	Growth & Income
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.67	$8.49	$6.43	$10.56	$11.49
Income from investment operations:
Net investment income	0.11	0.08	0.10	0.10	0.12
Net realized and unrealized gain (loss)	(0.18)	1.18	2.06	(4.13)	0.58

Total from investment operations	(0.07)	1.26	2.16	(4.03)	0.70

Less distributions:
From net investment income	(0.11)	(0.08)	(0.10)	(0.07)	(0.15)
From net realized gain	—	—	—	(0.03)	(1.48)

Total distributions	(0.11)	(0.08)	(0.10)	(0.10)	(1.63)

Net Asset Value, end of year	$9.49	$9.67	$8.49	$6.43	$10.56

Total return	(0.69)%	14.81%	33.61%	(38.16)%	5.98%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.78%	0.79%	0.82%	0.81%	0.81%
Expenses net of reimbursements/waivers, if any	0.78%	0.79%	0.81%	0.80%	0.80%
Net investment income before reimbursements/waivers	1.12%	0.91%	1.39%	1.20%	0.90%
Net investment income net of reimbursements/waivers, if any	1.12%	0.91%	1.39%	1.21%	0.90%
Supplemental Data:
Net assets, end of year (000)	$1,162,482	$1,228,122	$1,023,636	$747,032	$1,101,700
Portfolio turnover	40%	46%	111%	58%	41%

Financial Highlights
(For a share outstanding throughout each period)

	Growth
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$8.78	$7.70	$5.91	$10.45	$9.56
Income from investment operations:
Net investment income	0.04	0.05	0.04	0.06	0.05
Net realized and unrealized gain (loss)	(0.42)	1.09	1.79	(4.54)	0.89

Total from investment operations	(0.38)	1.14	1.83	(4.48)	0.94

Less distributions:
From net investment income	(0.04)	(0.06)	(0.04)	(0.06)	(0.05)

Total distributions	(0.04)	(0.06)	(0.04)	(0.06)	(0.05)

Net Asset Value, end of year	$8.36	$8.78	$7.70	$5.91	$10.45

Total return	(4.27)%	14.76%	31.02%	(42.89)%	9.81%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.83%	0.86%	0.86%	0.88%	0.87%
Expenses net of reimbursements/waivers, if any	0.81%	0.84%	0.84%	0.87%	0.87%
Net investment income before reimbursements/waivers	0.47%	0.64%	0.64%	0.63%	0.41%
Net investment income net of reimbursements/waivers, if any	0.49%	0.66%	0.66%	0.64%	0.41%
Supplemental Data:
Net assets, end of year (000)	$1,751,075	$1,971,807	$1,814,533	$1,427,675	$2,567,845
Portfolio turnover	70%	117%	89%	175%	50%

Financial Highlights
(For a share outstanding throughout each period)

	Select Value
					For the
					Period from
					October 30,
	For the Year Ended				2007*
	December 31,				to December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.84	$8.25	$6.07	$9.38	$10.00
Income from investment operations:
Net investment income	0.10	0.09	0.10	0.12	0.04
Net realized and unrealized gain (loss)	(0.12)	1.59	2.14	(3.31)	(0.62)

Total from investment operations	(0.02)	1.68	2.24	(3.19)	(0.58)

Less distributions:
From net investment income	(0.09)	(0.09)	(0.06)	(0.12)	(0.04)

Total distributions	(0.09)	(0.09)	(0.06)	(0.12)	(0.04)

Net Asset Value, end of year	$9.73	$9.84	$8.25	$6.07	$9.38

Total return	(0.16)%	20.34%	36.99%	(33.96)%	(5.85	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.99%	1.00%	1.04%	1.01%	1.04	%†
Expenses net of reimbursements/waivers, if any	0.99%	1.00%	1.04%	0.98%	1.00	%†
Net investment income before reimbursements/waivers	0.96%	1.01%	1.42%	1.65%	2.02	%†
Net investment income net of reimbursements/waivers, if any	0.96%	1.01%	1.42%	1.68%	2.06	%†
Supplemental Data:
Net assets, end of year (000)	$320,019	$338,336	$295,800	$220,955	$294,157
Portfolio turnover	60%	68%	85%	211%	11	%††

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	Aggressive Opportunities
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$11.34	$9.52	$6.32	$11.26	$12.85
Income from investment operations:
Net investment income (loss)	0.03	0.01	(0.00)#	0.03	0.01
Net realized and unrealized gain (loss)	(1.23)	1.81	3.22	(4.68)	0.72

Total from investment operations	(1.20)	1.82	3.22	(4.65)	0.73

Less distributions:
From net investment income	(0.04)	—	(0.02)	(0.01)	—
From net realized gain	(0.84)	—	—	(0.28)	(2.32)

Total distributions	(0.88)	—	(0.02)	(0.29)	(2.32)

Net Asset Value, end of year	$9.26	$11.34	$9.52	$6.32	$11.26

Total return	(10.42)%	19.12%	50.95%	(41.29)%	5.53%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.91%	0.93%	0.99%	1.01%	1.02%
Expenses net of reimbursements/waivers, if any	0.91%	0.93%	0.98%	0.96%	1.02%
Net investment income (loss) before reimbursements/waivers	0.21%	0.05%	(0.02)%	0.25%	0.07%
Net investment income (loss) net of reimbursements/waivers, if any	0.21%	0.05%	(0.02)%	0.30%	0.08%
Supplemental Data:
Net assets, end of year (000)	$957,271	$1,147,570	$1,010,098	$668,403	$1,154,745
Portfolio turnover	53%	96%	53%	57%	45%

#	Rounds to less than $0.01

Financial Highlights
(For a share outstanding throughout each period)

	Discovery
					For the
					Period from
					October 30,
	For the Year Ended				2007*
	December 31,				to December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.42	$7.54	$5.46	$9.25	$10.00
Income from investment operations:
Net investment income	0.10	0.08	0.08	0.20	0.03
Net realized and unrealized gain (loss)	(0.68)	1.89	2.07	(3.77)	(0.68)

Total from investment operations	(0.58)	1.97	2.15	(3.57)	(0.65)

Less distributions:
From net investment income	(0.10)	(0.09)	(0.07)	(0.17)	(0.03)
From net realized gain	—	—	—	—	(0.07)
Return of capital	—	—	—	(0.05)	—

Total distributions	(0.10)	(0.09)	(0.07)	(0.22)	(0.10)

Net Asset Value, end of year	$8.74	$9.42	$7.54	$5.46	$9.25

Total return	(6.15)%	26.08%	39.32%	(38.51)%	(6.46	)%††
Ratios to Average Net Assets:
Expenses	0.95%	0.98%	0.99%	0.99%	1.07	%†
Net investment income	1.05%	0.97%	1.35%	2.12%	2.08	%†
Supplemental Data:
Net assets, end of year (000)	$193,872	$212,770	$178,174	$126,382	$173,510
Portfolio turnover	86%	73%	85%	111%	36	%††

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	International
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.34	$8.85	$6.94	$12.19	$12.57
Income from investment operations:
Net investment income	0.20	0.15	0.12	0.17	0.18
Net realized and unrealized gain (loss)	(1.01)	0.52	1.96	(5.29)	1.37

Total from investment operations	(0.81)	0.67	2.08	(5.12)	1.55

Less distributions:
From net investment income	(0.21)	(0.18)	(0.17)	(0.02)	(0.21)
From net realized gain	—	—	—	(0.11)	(1.72)

Total distributions	(0.21)	(0.18)	(0.17)	(0.13)	(1.93)

Net Asset Value, end of year	$8.32	$9.34	$8.85	$6.94	$12.19

Total return	(8.57)%	7.61%	29.97%	(42.03)%	12.46%
Ratios to Average Net Assets:
Expenses before reimbursement/waivers	0.97%	0.98%	1.05%	1.07%	1.10%
Expenses net of reimbursements/waivers, if any	0.95%	0.98%	1.05%	1.07%	1.10%
Net investment income before reimbursements/waivers	2.25%	1.95%	1.70%	1.95%	1.15%
Net investment income net of reimbursements/waivers, if any	2.26%	1.95%	1.70%	1.95%	1.15%
Supplemental Data:
Net assets, end of year (000)	$1,139,964	$1,218,763	$1,015,627	$766,210	$1,145,029
Portfolio turnover	50%	53%	164%	59%	60%

Financial Highlights
(For a share outstanding throughout each period)

	Diversifying Strategies(3)
					For the
					Period from
					October 30,
	For the Year Ended				2007*
	December 31,				to December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.16	$9.85	$9.28	$9.95	$10.00
Income from investment operations:
Net investment income	0.10	0.06	0.09	0.28	0.06
Net realized and unrealized gain (loss)	(0.09)	0.44	0.53	(0.95)	(0.07)

Total from investment operations	0.01	0.50	0.62	(0.67)	(0.01)

Less distributions:
From net investment income	(0.02)	(0.19)	(0.05)	—	(0.04)
From net realized gain	(0.14)	—	—	(0.00)#	—

Total distributions	(0.16)	(0.19)	(0.05)	(0.00)#	(0.04)

Net Asset Value, end of year	$10.01	$10.16	$9.85	$9.28	$9.95

Total return	0.10%	5.04%	6.64%	(6.73)%	(0.07	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.91%	0.91%	0.96%	1.00%	1.02	%†
Expenses net of reimbursements/waivers, if any	0.85%	0.91%	0.95%	0.99%	1.01	%†
Net investment income before reimbursements/waivers	0.93%	1.06%	1.05%	2.30%	3.52	%†
Net investment income net of reimbursements/waivers, if any	1.00%	1.06%	1.06%	2.31%	3.53	%†
Supplemental Data:
Net assets, end of year (000)	$849,777	$870,591	$453,196	$338,090	$465,175
Portfolio turnover	73%	63%	129%	89%	16	%††

(3)	Formerly Diversified Assets Fund.

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.10	$9.89	$9.81	$9.87	$9.75
Income from investment operations:
Net investment income	0.31	0.34	0.40	0.46	0.47
Net realized and unrealized gain (loss)	0.42	0.26	0.13	(0.02)	0.15

Total from investment operations	0.73	0.60	0.53	0.44	0.62

Less distributions:
From net investment income	(0.36)	(0.39)	(0.45)	(0.50)	(0.50)
Return of capital	—	—	—	—	—

Total distributions	(0.36)	(0.39)	(0.45)	(0.50)	(0.50)

Net Asset Value, end of year	$10.47	$10.10	$9.89	$9.81	$9.87

Total return	7.41%	6.13%	5.57%	4.63%	6.52%
Ratios to Average Net Assets:
Expenses	0.41%	0.42%	0.42%	0.44%	0.44%
Net investment income	3.00%	3.31%	3.99%	4.70%	4.71%
Supplemental Data:
Net assets, end of year (000)	$813,431	$824,963	$857,504	$656,279	$888,541
Portfolio turnover	57%	85%	60%	49%	76%

	Core Bond Index Class II
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.16	$9.94	$9.86	$9.92	$9.80
Income from investment operations:
Net investment income	0.33	0.36	0.42	0.48	0.49
Net realized and unrealized gain (loss)	0.43	0.27	0.13	(0.02)	0.15

Total from investment operations	0.76	0.63	0.55	0.46	0.64

Less distributions:
From net investment income	(0.39)	(0.41)	(0.47)	(0.52)	(0.52)
Return of capital	—	—	—	—	—

Total distributions	(0.39)	(0.41)	(0.47)	(0.52)	(0.52)

Net Asset Value, end of year	$10.53	$10.16	$9.94	$9.86	$9.92

Total return	7.57%	6.41%	5.74%	4.82%	6.71%
Ratios to Average Net Assets:
Expenses	0.21%	0.22%	0.22%	0.24%	0.24%
Net investment income	3.15%	3.51%	4.21%	4.90%	4.91%
Supplemental Data:
Net assets, end of year (000)	$320,809	$282,359	$238,193	$220,355	$201,573
Portfolio turnover	57%	85%	60%	49%	76%

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.95	$8.81	$7.12	$11.63	$11.23
Income from investment operations:
Net investment income	0.17	0.15	0.16	0.18	0.22
Net realized and unrealized gain (loss)	0.00 #	1.13	1.70	(4.52)	0.35

Total from investment operations	0.17	1.28	1.86	(4.34)	0.57

Less distributions:
From net investment income	(0.16)	(0.14)	(0.17)	(0.17)	(0.17)

Total distributions	(0.16)	(0.14)	(0.17)	(0.17)	(0.17)

Net Asset Value, end of year	$9.96	$9.95	$8.81	$7.12	$11.63

Total return	1.72%	14.56%	26.13%	(37.31)%	5.06%
Ratios to Average Net Assets:
Expenses	0.42%	0.43%	0.44%	0.46%	0.45%
Net investment income	1.65%	1.63%	2.19%	1.92%	1.55%
Supplemental Data:
Net assets, end of year (000)	$94,197	$102,642	$85,772	$59,748	$95,694
Portfolio turnover	3%	3%	15%	7%	5%

	500 Stock Index Class II
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.39	$8.32	$6.73	$11.01	$10.65
Income from investment operations:
Net investment income	0.18	0.16	0.19	0.19	0.20
Net realized and unrealized gain (loss)	0.00 #	1.07	1.58	(4.28)	0.36

Total from investment operations	0.18	1.23	1.77	(4.09)	0.56

Less distributions:
From net investment income	(0.18)	(0.16)	(0.18)	(0.19)	(0.20)

Total distributions	(0.18)	(0.16)	(0.18)	(0.19)	(0.20)

Net Asset Value, end of year	$9.39	$9.39	$8.32	$6.73	$11.01

Total return	1.97%	14.78%	26.35%	(37.15)%	5.22%
Ratios to Average Net Assets:
Expenses	0.22%	0.23%	0.24%	0.26%	0.25%
Net investment income	1.86%	1.84%	2.40%	2.13%	1.75%
Supplemental Data:
Net assets, end of year (000)	$287,072	$281,443	$237,743	$200,989	$316,248
Portfolio turnover	3%	3%	15%	7%	5%

#	Rounds to less than $0.01.

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.92	$9.47	$7.53	$12.25	$11.81
Income from investment operations:
Net investment income	0.20	0.16	0.17	0.21	0.26
Net realized and unrealized gain (loss)	(0.11)	1.43	1.92	(4.75)	0.35

Total from investment operations	0.09	1.59	2.09	(4.54)	0.61

Less distributions:
From net investment income	(0.16)	(0.14)	(0.15)	(0.18)	(0.17)

Total distributions	(0.16)	(0.14)	(0.15)	(0.18)	(0.17)

Net Asset Value, end of year	$10.85	$10.92	$9.47	$7.53	$12.25

Total return	0.85%	16.84%	27.78%	(37.06)%	5.15%
Ratios to Average Net Assets:
Expenses	0.41%	0.42%	0.43%	0.44%	0.44%
Net investment income	1.56%	1.55%	2.05%	1.81%	1.48%
Supplemental Data:
Net assets, end of year (000)	$114,674	$131,673	$119,777	$94,710	$170,584
Portfolio turnover	1%	6%	7%	4%	2%

	Broad Market Index Class II
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.27	$8.91	$7.09	$11.57	$11.17
Income from investment operations:
Net investment income	0.19	0.16	0.18	0.20	0.20
Net realized and unrealized gain (loss)	(0.09)	1.36	1.81	(4.48)	0.40

Total from investment operations	0.10	1.52	1.99	(4.28)	0.60

Less distributions:
From net investment income	(0.18)	(0.16)	(0.17)	(0.20)	(0.20)

Total distributions	(0.18)	(0.16)	(0.17)	(0.20)	(0.20)

Net Asset Value, end of year	$10.19	$10.27	$8.91	$7.09	$11.57

Total return	1.07%	17.12%	28.04%	(36.97)%	5.35%
Ratios to Average Net Assets:
Expenses	0.21%	0.22%	0.23%	0.24%	0.24%
Net investment income	1.77%	1.75%	2.26%	2.03%	1.68%
Supplemental Data:
Net assets, end of year (000)	$389,031	$406,029	$358,250	$295,297	$484,534
Portfolio turnover	1%	6%	7%	4%	2%

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$15.39	$12.35	$9.17	$16.23	$16.52
Income from investment operations:
Net investment income	0.16	0.13	0.13	0.18	0.16
Net realized and unrealized gain (loss)	(0.78)	3.31	3.19	(6.46)	0.68

Total from investment operations	(0.62)	3.44	3.32	(6.28)	0.84

Less distributions:
From net investment income	(0.15)	(0.12)	(0.14)	(0.18)	(0.20)
From net realized gain	(0.60)	(0.28)	—	(0.59)	(0.93)
Return of capital	—	—	—	(0.01)	—

Total distributions	(0.75)	(0.40)	(0.14)	(0.78)	(1.13)

Net Asset Value, end of year	$14.02	$15.39	$12.35	$9.17	$16.23

Total return	(3.91)%	27.93%	36.19%	(38.57)%	4.98%
Ratios to Average Net Assets:
Expenses	0.43%	0.45%	0.48%	0.50%	0.50%
Net investment income	1.11%	1.16%	1.46%	1.47%	1.16%
Supplemental Data:
Net assets, end of year (000)	$247,732	$243,794	$134,165	$82,628	$105,496
Portfolio turnover	15%	14%	25%	15%	18%

	Mid/Small Company Index Class II
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$14.60	$11.73	$8.71	$15.48	$15.80
Income from investment operations:
Net investment income	0.19	0.15	0.17	0.23	0.22
Net realized and unrealized gain (loss)	(0.76)	3.14	3.00	(6.20)	0.61

Total from investment operations	(0.57)	3.29	3.17	(5.97)	0.83

Less distributions:
From net investment income	(0.17)	(0.14)	(0.15)	(0.20)	(0.22)
From net realized gain	(0.60)	(0.28)	—	(0.59)	(0.93)
Return of capital	—	—	—	(0.01)	—

Total distributions	(0.77)	(0.42)	(0.15)	(0.80)	(1.15)

Net Asset Value, end of year	$13.26	$14.60	$11.73	$8.71	$15.48

Total return	(3.70)%	28.15%	36.47%	(38.44)%	5.20%
Ratios to Average Net Assets:
Expenses	0.23%	0.25%	0.28%	0.30%	0.30%
Net investment income	1.30%	1.35%	1.66%	1.63%	1.36%
Supplemental Data:
Net assets, end of year (000)	$160,710	$161,178	$97,453	$71,965	$121,950
Portfolio turnover	15%	14%	25%	15%	18%

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.82	$10.30	$8.20	$14.80	$13.79
Income from investment operations:
Net investment income	0.33	0.23	0.22	0.39	0.35
Net realized and unrealized gain (loss)	(1.68)	0.52	2.12	(6.61)	1.05

Total from investment operations	(1.35)	0.75	2.34	(6.22)	1.40

Less distributions:
From net investment income	(0.28)	(0.23)	(0.24)	(0.32)	(0.38)
From net realized gain	—	—	—	(0.06)	(0.01)

Total distributions	(0.28)	(0.23)	(0.24)	(0.38)	(0.39)

Net Asset Value, end of year	$9.19	$10.82	$10.30	$8.20	$14.80

Total return	(12.42)%	7.37%	28.63%	(42.05)%	10.17%
Ratios to Average Net Assets:
Expenses	0.54%	0.56%	0.59%	0.63%	0.63%
Net investment income	2.93%	2.27%	2.61%	3.07%	2.36%
Supplemental Data:
Net assets, end of year (000)	$44,911	$57,649	$52,937	$36,021	$70,723
Portfolio turnover	2%	2%	5%	6%	5%

	Overseas Equity Index Class II
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.16	$9.69	$7.72	$13.98	$13.06
Income from investment operations:
Net investment income	0.31	0.23	0.23	0.39	0.35
Net realized and unrealized gain (loss)	(1.57)	0.50	2.00	(6.25)	0.99

Total from investment operations	(1.26)	0.73	2.23	(5.86)	1.34

Less distributions:
From net investment income	(0.30)	(0.26)	(0.26)	(0.34)	(0.41)
From net realized gain	—	—	—	(0.06)	(0.01)

Total distributions	(0.30)	(0.26)	(0.26)	(0.40)	(0.42)

Net Asset Value, end of year	$8.60	$10.16	$9.69	$7.72	$13.98

Total return	(12.28)%	7.54%	28.94%	(41.90)%	10.30%
Ratios to Average Net Assets:
Expenses	0.34%	0.36%	0.39%	0.43%	0.43%
Net investment income	3.11%	2.45%	2.83%	3.27%	2.56%
Supplemental Data:
Net assets, end of year (000)	$132,873	$149,208	$128,002	$92,719	$178,661
Portfolio turnover	2%	2%	5%	6%	5%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$24.32	$23.22	$20.58	$24.70	$24.70
Income from investment operations:
Net investment income	0.51	0.46	0.49	0.73	0.88
Net realized and unrealized gain (loss)	0.07	1.11	2.64	(3.63)	0.63

Total from investment operations	0.58	1.57	3.13	(2.90)	1.51

Less distributions:
From net investment income	(0.50)	(0.47)	(0.48)	(0.70)	(0.96)
From net realized gain	—	—	(0.01)	(0.52)	(0.55)

Total distributions	(0.50)	(0.47)	(0.49)	(1.22)	(1.51)

Net Asset Value, end of year	$24.40	$24.32	$23.22	$20.58	$24.70

Total return	2.38%	6.78%	15.18%	(11.67)%	6.15%
Ratios to Average Net Assets:
Expenses	0.14%	0.14%	0.16%	0.16%	0.15%
Net investment income	1.76%	1.97%	2.36%	2.88%	3.66%
Supplemental Data:
Net assets, end of year (000)	$288,467	$338,533	$307,297	$255,970	$311,455
Portfolio turnover	15%	25%	7%	18%	27%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$23.62	$22.13	$19.04	$24.62	$24.48
Income from investment operations:
Net investment income	0.43	0.40	0.44	0.58	0.68
Net realized and unrealized gain (loss)	(0.16)	1.50	3.08	(4.92)	0.92

Total from investment operations	0.27	1.90	3.52	(4.34)	1.60

Less distributions:
From net investment income	(0.43)	(0.41)	(0.43)	(0.53)	(0.75)
From net realized gain	—	—	—	(0.71)	(0.71)

Total distributions	(0.43)	(0.41)	(0.43)	(1.24)	(1.46)

Net Asset Value, end of year	$23.46	$23.62	$22.13	$19.04	$24.62

Total return	1.15%	8.60%	18.50%	(17.56)%	6.57%
Ratios to Average Net Assets:
Expenses	0.12%	0.13%	0.15%	0.15%	0.14%
Net investment income	1.67%	1.80%	2.20%	2.40%	2.99%
Supplemental Data:
Net assets, end of year (000)	$556,164	$586,912	$528,183	$449,433	$597,775
Portfolio turnover	14%	23%	13%	19%	27%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$22.17	$20.28	$16.65	$24.04	$24.26
Income from investment operations:
Net investment income	0.38	0.33	0.33	0.38	0.46
Net realized and unrealized gain (loss)	(0.50)	1.89	3.62	(6.53)	1.25

Total from investment operations	(0.12)	2.22	3.95	(6.15)	1.71

Less distributions:
From net investment income	(0.48)	(0.33)	(0.30)	(0.30)	(0.56)
From net realized gain	(0.05)	—	(0.02)	(0.94)	(1.37)

Total distributions	(0.53)	(0.33)	(0.32)	(1.24)	(1.93)

Net Asset Value, end of year	$21.52	$22.17	$20.28	$16.65	$24.04

Total return	(0.56)%	10.95%	23.72%	(25.39)%	7.03%
Ratios to Average Net Assets:
Expenses	0.11%	0.12%	0.13%	0.13%	0.13%
Net investment income	1.52%	1.57%	1.86%	1.74%	2.23%
Supplemental Data:
Net assets, end of year (000)	$1,366,108	$1,495,757	$1,353,050	$1,072,076	$1,487,224
Portfolio turnover	13%	15%	8%	20%	28%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$21.41	$19.30	$15.35	$24.26	$24.56
Income from investment operations:
Net investment income	0.35	0.27	0.26	0.24	0.26
Net realized and unrealized gain (loss)	(0.77)	2.15	3.99	(7.81)	1.64

Total from investment operations	(0.42)	2.42	4.25	(7.57)	1.90

Less distributions:
From net investment income	(0.40)	(0.31)	(0.21)	(0.21)	(0.43)
From net realized gain	(0.27)	—	(0.09)	(1.13)	(1.77)

Total distributions	(0.67)	(0.31)	(0.30)	(1.34)	(2.20)

Net Asset Value, end of year	$20.32	$21.41	$19.30	$15.35	$24.26

Total return	(1.98)%	12.54%	27.67%	(30.99)%	7.74%
Ratios to Average Net Assets:
Expenses	0.11%	0.12%	0.13%	0.13%	0.12%
Net investment income	1.42%	1.40%	1.63%	1.16%	1.57%
Supplemental Data:
Net assets, end of year (000)	$1,712,228	$1,848,430	$1,621,102	$1,203,596	$1,677,987
Portfolio turnover	11%	10%	5%	14%	27%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$19.81	$17.38	$13.07	$24.63	$25.88
Income from investment operations:
Net investment income	0.28	0.16	0.18	0.11	0.04
Net realized and unrealized gain (loss)	(1.12)	2.43	4.41	(10.01)	1.98

Total from investment operations	(0.84)	2.59	4.59	(9.90)	2.02

Less distributions:
From net investment income	(0.28)	(0.16)	(0.15)	(0.12)	(0.21)
From net realized gain	—	—	(0.13)	(1.54)	(3.06)

Total distributions	(0.28)	(0.16)	(0.28)	(1.66)	(3.27)

Net Asset Value, end of year	$18.69	$19.81	$17.38	$13.07	$24.63

Total return	(4.23)%	14.93%	35.07%	(39.86)%	7.75%
Ratios to Average Net Assets:
Expenses	0.12%	0.13%	0.14%	0.15%	0.14%
Net investment income	1.24%	0.95%	1.30%	0.57%	0.82%
Supplemental Data:
Net assets, end of year (000)	$649,826	$715,090	$591,533	$385,657	$597,973
Portfolio turnover	9%	6%	3%	7%	23%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone Retirement Income
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.33	$9.81	$8.56	$10.61	$10.51
Income from investment operations:
Net investment income	0.20	0.12	0.16	0.29	0.27
Net realized and unrealized gain (loss)	0.05	0.56	1.26	(1.76)	0.36

Total from investment operations	0.25	0.68	1.42	(1.47)	0.63

Less distributions:
From net investment income	(0.20)	(0.15)	(0.15)	(0.29)	(0.29)
From net realized gain	(0.20)	(0.01)	(0.02)	(0.29)	(0.24)

Total distributions	(0.40)	(0.16)	(0.17)	(0.58)	(0.53)

Net Asset Value, end of year	$10.18	$10.33	$9.81	$8.56	$10.61

Total return	2.37%	6.93%	16.53%	(13.76)%	6.05%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15%	0.18%	0.25%	0.27%	0.30%
Expenses net of reimbursements/waivers, if any	0.15%	0.18%	0.20%	0.07%	0.14%
Net investment income before reimbursements/waivers	1.79%	2.49%	2.29%	2.55%	3.48%
Net investment income net of reimbursements/waivers, if any	1.79%	2.49%	2.34%	2.74%	3.63%
Supplemental Data:
Net assets, end of year (000)	$220,063	$215,961	$76,683	$43,323	$54,573
Portfolio turnover	19%	25%	14%	36%	63%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2010
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.24	$9.56	$8.27	$10.65	$10.85
Income from investment operations:
Net investment income	0.19	0.10	0.18	0.23	0.27
Net realized and unrealized gain (loss)	(0.04)	0.71	1.29	(2.09)	0.42

Total from investment operations	0.15	0.81	1.47	(1.86)	0.69

Less distributions:
From net investment income	(0.21)	(0.13)	(0.14)	(0.23)	(0.30)
From net realized gain	(0.08)	—	(0.04)	(0.29)	(0.59)

Total distributions	(0.29)	(0.13)	(0.18)	(0.52)	(0.89)

Net Asset Value, end of year	$10.10	$10.24	$9.56	$8.27	$10.65

Total return	1.41%	8.51%	17.71%	(17.34)%	6.43%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15%	0.18%	0.22%	0.23%	0.24%
Expenses net of reimbursements/waivers, if any	0.15%	0.18%	0.19%	0.13%	0.18%
Net investment income before reimbursements/waivers	1.75%	2.11%	2.15%	2.31%	2.97%
Net investment income net of reimbursements/waivers, if any	1.75%	2.11%	2.17%	2.41%	3.02%
Supplemental Data:
Net assets, end of year (000)	$222,275	$217,770	$90,790	$65,043	$70,403
Portfolio turnover	22%	33%	20%	27%	58%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2015
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.35	$9.53	$7.96	$11.13	$11.29
Income from investment operations:
Net investment income	0.18	0.12	0.16	0.17	0.22
Net realized and unrealized gain (loss)	(0.10)	0.85	1.58	(2.80)	0.56

Total from investment operations	0.08	0.97	1.74	(2.63)	0.78

Less distributions:
From net investment income	(0.21)	(0.14)	(0.11)	(0.18)	(0.25)
From net realized gain	(0.06)	(0.01)	(0.06)	(0.36)	(0.69)

Total distributions	(0.27)	(0.15)	(0.17)	(0.54)	(0.94)

Net Asset Value, end of year	$10.16	$10.35	$9.53	$7.96	$11.13

Total return	0.70%	10.20%	21.84%	(23.54)%	6.88%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14%	0.15%	0.18%	0.19%	0.18%
Expenses net of reimbursements/waivers, if any	0.14%	0.15%	0.17%	0.14%	0.18%
Net investment income before reimbursements/waivers	1.72%	1.96%	2.06%	1.81%	2.57%
Net investment income net of reimbursements/waivers, if any	1.72%	1.96%	2.07%	1.85%	2.57%
Supplemental Data:
Net assets, end of year (000)	$381,855	$363,144	$185,989	$120,249	$138,535
Portfolio turnover	20%	15%	12%	21%	40%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2020
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.34	$9.43	$7.83	$11.38	$11.52
Income from investment operations:
Net investment income	0.18	0.14	0.16	0.13	0.20
Net realized and unrealized gain (loss)	(0.20)	0.92	1.68	(3.20)	0.63

Total from investment operations	(0.02)	1.06	1.84	(3.07)	0.83

Less distributions:
From net investment income	(0.18)	(0.14)	(0.16)	(0.14)	(0.23)
From net realized gain	(0.04)	(0.01)	(0.08)	(0.34)	(0.74)

Total distributions	(0.22)	(0.15)	(0.24)	(0.48)	(0.97)

Net Asset Value, end of year	$10.10	$10.34	$9.43	$7.83	$11.38

Total return	(0.26)%	11.27%	23.43%	(26.86)%	7.17%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.13%	0.15%	0.18%	0.19%	0.20%
Expenses net of reimbursements/waivers, if any	0.13%	0.15%	0.17%	0.15%	0.19%
Net investment income before reimbursements/waivers	1.73%	1.93%	2.16%	1.50%	2.23%
Net investment income net of reimbursements/waivers, if any	1.73%	1.93%	2.17%	1.54%	2.24%
Supplemental Data:
Net assets, end of year (000)	$368,327	$344,033	$186,148	$112,440	$112,064
Portfolio turnover	16%	10%	7%	12%	40%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2025
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.27	$9.28	$7.58	$11.55	$11.72
Income from investment operations:
Net investment income	0.17	0.13	0.14	0.10	0.16
Net realized and unrealized gain (loss)	(0.26)	1.00	1.78	(3.57)	0.68

Total from investment operations	(0.09)	1.13	1.92	(3.47)	0.84

Less distributions:
From net investment income	(0.17)	(0.12)	(0.14)	(0.11)	(0.20)
From net realized gain	(0.04)	(0.02)	(0.08)	(0.39)	(0.81)

Total distributions	(0.21)	(0.14)	(0.22)	(0.50)	(1.01)

Net Asset Value, end of year	$9.97	$10.27	$9.28	$7.58	$11.55

Total return	(0.85)%	12.25%	25.40%	(29.90)%	7.17%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14%	0.16%	0.19%	0.21%	0.22%
Expenses net of reimbursements/waivers, if any	0.14%	0.16%	0.18%	0.15%	0.18%
Net investment income before reimbursements/waivers	1.71%	1.77%	2.03%	1.17%	1.98%
Net investment income net of reimbursements/waivers, if any	1.71%	1.77%	2.04%	1.22%	2.02%
Supplemental Data:
Net assets, end of year (000)	$301,275	$267,155	$146,397	$81,317	$83,891
Portfolio turnover	15%	7%	5%	11%	38%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2030
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.34	$9.26	$7.45	$11.75	$11.88
Income from investment operations:
Net investment income	0.17	0.12	0.13	0.08	0.14
Net realized and unrealized gain (loss)	(0.32)	1.09	1.90	(3.92)	0.70

Total from investment operations	(0.15)	1.21	2.03	(3.84)	0.84

Less distributions:
From net investment income	(0.17)	(0.12)	(0.13)	(0.09)	(0.18)
From net realized gain	(0.02)	(0.01)	(0.09)	(0.37)	(0.79)

Total distributions	(0.19)	(0.13)	(0.22)	(0.46)	(0.97)

Net Asset Value, end of year	$10.00	$10.34	$9.26	$7.45	$11.75

Total return	(1.46)%	13.11%	27.33%	(32.54)%	7.11%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15%	0.16%	0.20%	0.23%	0.26%
Expenses net of reimbursements/waivers, if any	0.15%	0.16%	0.19%	0.16%	0.20%
Net investment income before reimbursements/waivers	1.65%	1.53%	1.89%	1.01%	1.78%
Net investment income net of reimbursements/waivers, if any	1.65%	1.53%	1.90%	1.07%	1.85%
Supplemental Data:
Net assets, end of year (000)	$236,452	$211,155	$121,219	$66,183	$61,465
Portfolio turnover	14%	7%	4%	10%	43%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2035
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.28	$9.10	$7.21	$11.83	$11.98
Income from investment operations:
Net investment income	0.16	0.10	0.13	0.08	0.12
Net realized and unrealized gain (loss)	(0.39)	1.20	1.98	(4.23)	0.75

Total from investment operations	(0.23)	1.30	2.11	(4.15)	0.87

Less distributions:
From net investment income	(0.16)	(0.10)	(0.13)	(0.08)	(0.17)
From net realized gain	(0.03)	(0.02)	(0.09)	(0.39)	(0.85)

Total distributions	(0.19)	(0.12)	(0.22)	(0.47)	(1.02)

Net Asset Value, end of year	$9.86	$10.28	$9.10	$7.21	$11.83

Total return	(2.24)%	14.33%	29.22%	(34.91)%	7.25%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.17%	0.19%	0.25%	0.31%	0.40%
Expenses net of reimbursements/waivers, if any	0.17%	0.19%	0.22%	0.19%	0.20%
Net investment income before reimbursements/waivers	1.62%	1.35%	1.92%	0.90%	1.60%
Net investment income net of reimbursements/waivers, if any	1.62%	1.35%	1.95%	1.03%	1.80%
Supplemental Data:
Net assets, end of year (000)	$150,472	$133,121	$76,875	$37,375	$34,831
Portfolio turnover	13%	7%	4%	9%	40%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2040
	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net Asset Value, beginning of year	$10.30	$9.07	$7.10	$11.85	$11.91
Income from investment operations:
Net investment income	0.17	0.10	0.13	0.08	0.11
Net realized and unrealized gain (loss)	(0.44)	1.25	2.05	(4.38)	0.75

Total from investment operations	(0.27)	1.35	2.18	(4.30)	0.86

Less distributions:
From net investment income	(0.17)	(0.10)	(0.13)	(0.08)	(0.16)
From net realized gain	—	(0.02)	(0.08)	(0.37)	(0.76)

Total distributions	(0.17)	(0.12)	(0.21)	(0.45)	(0.92)

Net Asset Value, end of year	$9.86	$10.30	$9.07	$7.10	$11.85

Total return	(2.61)%	14.91%	30.70%	(36.13)%	7.23%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.17%	0.18%	0.23%	0.32%	0.43%
Expenses net of reimbursements/waivers, if any	0.17%	0.18%	0.21%	0.19%	0.19%
Net investment income (loss) before reimbursements/waivers	1.67%	1.20%	2.05%	0.92%	1.61%
Net investment income net of reimbursements/waivers, if any	1.67%	1.20%	2.06%	1.05%	1.85%
Supplemental Data:
Net assets, end of year (000)	$146,032	$132,306	$91,348	$38,001	$32,882
Portfolio turnover	14%	21%	4%	11%	47%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2045
		For the
		Period from
	For the	January 4,
	Year Ended	2010* to
	December 31,	December 31,
	2011	2010

Net Asset Value, beginning of year	$11.33	$10.00
Income from investment operations:
Net investment income	0.17	0.10
Net realized and unrealized gain (loss)	(0.49)	1.36

Total from investment operations	(0.32)	1.46

Less distributions:
From net investment income	(0.17)	(0.10)
From net realized gain	(0.13)	(0.03)

Total distributions	(0.30)	(0.13)

Net Asset Value, end of year	$10.71	$11.33

Total return	(2.81)%	14.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.36%	0.87	%†
Expenses net of reimbursements/waivers, if any	0.35%	0.34	%†
Net investment income before reimbursements/waivers	1.68%	1.67	%†
Net investment income net of reimbursements/waivers, if any	1.69%	2.19	%†
Supplemental Data:
Net assets, end of year (000)	$33,434	$22,363
Portfolio turnover	14%	8	%††

*	Commencement of operations

††	Not annualized

†	Annualized

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The SAI includes additional information about The Vantagepoint Funds. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

Additional information about the Funds’ investments is available in the annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You can obtain a free copy of the SAI and the most recent annual or semi-annual report by calling 800-669-7400. You may also call 800-669-7400 to request other information or to make shareholder inquiries. The SAI, annual and semi-annual reports are also available, free of charge, on The Vantagepoint Funds’ website at www.icmarc.org.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website
(www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act file number: 811-08941

BRC000-072-201205-181

This Prospectus is printed entirely on recycled paper.

THE VANTAGEPOINT FUNDS
STATEMENT OF ADDITIONAL INFORMATION
August [    ], 2012

Actively Managed Funds	Ticker
Low Duration Bond Fund	VPIPX
Inflation Protected Securities Fund	VPTSX
Equity Income Fund	VPEIX
Growth & Income Fund	VPGIX
Growth Fund	VPGRX
Select Value Fund	VPSVX
Aggressive Opportunities Fund	VPAOX
Discovery Fund	VPDSX
International Fund	VPINX
Diversifying Strategies Fund	VPDAX

Index Funds	Ticker
Core Bond Index Fund
Class I	VPCIX
Class II	VPCDX
500 Stock Index Fund
Class I	VPFIX
Class II	VPSKX
Broad Market Index Fund
Class I	VPMIX
Class II	VPBMX
Mid/Small Company Index Fund
Class I	VPSIX
Class II	VPMSX
Overseas Equity Index Fund
Class I	VPOIX
Class II	VPOEX

Model Portfolio Funds	Ticker
Model Portfolio Savings Oriented Fund	VPSOX
Model Portfolio Conservative Growth Fund	VPCGX
Model Portfolio Traditional Growth Fund	VPTGX
Model Portfolio Long-Term Growth Fund	VPLGX
Model Portfolio All-Equity Growth Fund	VPAGX

Milestone Funds	Ticker
Milestone Retirement Income Fund	VPRRX
Milestone 2010 Fund	VPRQX
Milestone 2015 Fund	VPRPX
Milestone 2020 Fund	VPROX
Milestone 2025 Fund	VPRNX
Milestone 2030 Fund	VPRMX
Milestone 2035 Fund	VPRLX
Milestone 2040 Fund	VPRKX
Milestone 2045 Fund	VPRJX
The Vantagepoint Funds (the “Trust”) is an open-end management investment company which operates as a “series” investment company, offering the above-referenced 29 distinct no-load, diversified investment portfolios (each portfolio, a “Fund” and collectively, the “Funds”), each having different investment objectives. This Statement of Additional Information (“SAI”) contains additional information about the Funds.
This SAI is not a prospectus. This SAI is incorporated by reference into, and should be read in conjunction with, the Trust’s current Prospectus, dated August [ ], 2012 (the “Prospectus”), as supplemented from time to time. The Trust’s annual report dated as of December 31, 2011 is a separate document that includes the Funds’ most recent audited financial statements. A copy of the Prospectus, SAI, annual report [or semi-annual report] may be obtained without charge by writing to the Trust at 777 N. Capitol Street, N.E., Washington, DC 20002, by calling 1-800-669-7400 or by e-mailing a request to InvestorServices@icmarc.org. These documents are also available, free of charge, on the Trust’s website at www.icmarc.org.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on July 28, 1998. It is managed by Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”), which in turn hires, subject to the approval of the Trust’s Board of Directors (the “Board”), and manages subadvisers who are responsible for the day-to-day investment management of and security selections for certain Funds.
The following discussion of investment objectives and policies for the Funds supplements, and should be read in conjunction with, the discussion of those objectives, principal investment strategies and policies set forth in the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES
The policies and guidelines set forth below for each Fund govern the management of each Fund by VIA. Those designated as “fundamental” in this SAI and in the Prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the Prospectus may be revised at the discretion of the Board. With the exception of the Index Funds, the investment objective of each Fund is fundamental and any material change in a Fund’s fundamental investment objective requires the approval of a majority of a Fund’s shareholders.
With the exception of the Model Portfolio Funds and the Milestone Funds (the assets of which are managed directly by VIA), the assets of each Fund are managed by one or more subadvisers. Subadvisers are retained to manage all or a particular portion of each Fund’s assets under the terms of written investment advisory contracts with VIA and the Trust on the behalf of the applicable Fund. Each subadviser is selected for its individual investment management expertise and each operates independently of the others. Each subadviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940. Further information on each Fund’s subadviser(s) may be found in the Prospectus and this SAI. Each subadviser agrees to exercise complete management discretion over the assets of the Fund allocated to it in a manner consistent with the Fund’s investment policies and strategies set forth in the Prospectus and this SAI.
Consistent with Commodity Futures Trading Commission (“CFTC”) regulations, the Funds have claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and, therefore, are not subject to registration or regulation as a pool operator under the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that may affect the ability of the Funds to continue to claim this exclusion. However, on April 17, 2012, the Investment Company Institute and the U.S. Chamber of Commerce brought suit against the CFTC to challenge such rule changes. It is unknown as of the date of this SAI whether this suit will be successful. If the amendments are not vacated and set aside due to the suit, the Funds may be limited in their ability to use futures or options thereon or engage in swaps transactions if the Funds continued to claim the exclusion. If the Funds were no longer able to claim an exclusion, the Adviser would likely become subject to registration and regulation as a commodity pool operator. The Funds and the Adviser are continuing to analyze the effect of these rule changes on the Funds.
The Model Portfolio and Milestone Funds pursue their objectives by investing all of their assets in shares of other mutual funds. The Model Portfolio and Milestone Funds currently allocate their assets among other Funds of the Trust. Each current underlying Fund’s investment objective and principal investment strategy is described in the Funds’ current Prospectus.

COMPARATIVE INDEXES
The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate. All of the indexes are unmanaged and do not reflect the costs of portfolio management, trading, fees, expenses or taxes.
Barclays U.S. Aggregate Bond Index — consists of investment-grade U.S. fixed income securities.
Barclays U.S. Intermediate Aggregate Bond Index — consists of investment-grade U.S. fixed income securities with maturities of 1 to 10 years.
Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L) — consists of all U.S. Treasury inflation protected securities rated investment grade or better, having at least one year to final maturity, and at least $250 million par amount outstanding. The Series L reference identifies this index as the former Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index.
BofA Merrill Lynch 1-3 Year US Corporate & Government Index — tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.
MSCI Europe Australasia Far East (“EAFE”) Index (Net) — is a free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.
Russell 1000 Index — measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents a large portion of the investible U.S. equity market.
Russell 1000 Growth Index — measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Value Index — measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell Midcap Index — measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately one-third of the total market capitalization of the Russell 1000 companies.

- 4

Russell Midcap Growth Index — measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap Value Index — measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000 Index — measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index, and includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Russell 3000 Index — measures the performance of the largest 3000 U.S. companies based on market capitalization representing a substantial portion of the investable U.S. equity market.
Standard & Poor’s 500 Index (“S&P 500”) — consists of 500 companies representing larger capitalization stocks traded in the U.S.
Wilshire 5000 Total Market Index — consists of all U.S. equity securities with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests of U.S. companies, that have their primary market listing in the U.S.) and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.
Wilshire 4500 Completion Index — consists of all U.S. equity securities included in the Wilshire 5000 Total Market Index, excluding the companies in the S&P 500 Index. As such, it consists of small- and mid-capitalization U.S. equity securities. It is calculated using a float-adjusted market capitalization weighting, which adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Wilshire®, the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds. All content of the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM is ©2012 Wilshire Associates Incorporated, all rights reserved. The Vantagepoint Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to The Vantagepoint Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and its service marks for use in connection with The Vantagepoint Funds.
Wilshire does not:
•	Sponsor, endorse, sell or promote The Vantagepoint Funds.

•	Recommend that any person invest in The Vantagepoint Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of The Vantagepoint Funds.

•	Have any responsibility or liability for the administration, management or marketing of The Vantagepoint Funds.

•	Consider the needs of The Vantagepoint Funds or the shareholders of The Vantagepoint Funds in determining, composing or calculating the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM or have any obligation to do so.
Wilshire shall have no liability in connection with The Vantagepoint Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:
•	The results to be obtained by The Vantagepoint Funds, a shareholder of The Vantagepoint Funds or any other person in connection with the use of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and the data included in the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM;
•	The accuracy or completeness of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and any related data;
•	The merchantability or the fitness for a particular purpose or use of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and/or its related data;
Wilshire shall not have any liability for any errors, omissions or interruptions in the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for their benefit and not for the benefit of the shareholders of The Vantagepoint Funds or any other third parties.
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds. The Vantagepoint Funds is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc, (“S&P”). S&P notes no representation or warranty, express or implied, to the shareholders of The Vantagepoint Funds or any member of the public regarding the advisability of investing in securities generally or in The Vantagepoint Funds particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to The Vantagepoint Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to The Vantagepoint Funds. S&P has no obligation to take the needs of The Vantagepoint Funds or the shareholders of The Vantagepoint Funds into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of The Vantagepoint Funds or the timing of the issuance or sale of The Vantagepoint Funds or in the determination or calculation of the equation by which The Vantagepoint Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The Vantagepoint Funds.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE VANTAGEPOINT FUNDS, SHAREHOLDERS OF THE VANTAGEPOINT FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
THE VANTAGEPOINT FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE VANTAGEPOINT FUNDS. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE VANTAGEPOINT FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE VANTAGEPOINT FUNDS, ITS

SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF SHARES OF THE VANTAGEPOINT FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH SHARES OF THE VANTAGEPOINT FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE VANTAGEPOINT FUNDS.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
ELIGIBLE INVESTMENTS
As noted in the following chart, the Funds (including the underlying Funds for each Model Portfolio and Milestone Fund) are authorized to invest in the types of securities and financial instruments listed below. See the following chart for information on which Funds may invest in which instruments and securities. This chart should be read in conjunction with the Prospectus and this SAI. Not every Fund will invest in all such securities and/or financial instruments that are indicated in the following chart.
Currently, the Model Portfolio and Milestone Funds expect to be fully invested in shares of underlying Funds.

Commercial
	Asset-	Cash &		Collateralized	Mortgage
	Backed	Cash	Certificates	Mortgage	Backed	Commercial	Convertible	Corporate
	Securities	Equivalents	of Deposit	Obligations	Securities	Paper	Securities	Bonds
Low Duration Bond Fund	x	x	x	x	x	x	x *	x
Inflation Protected Securities Fund	x	x	x	x	x	x		x
Equity Income Fund	x	x	x	x	x	x	x	x
Growth & Income Fund	x	x	x	x	x	x	x	x
Growth Fund	x	x	x	x	x	x	x	x
Select Value Fund	x	x	x	x	x	x	x	x
Aggressive Opportunities Fund	x	x	x	x	x	x	x	x
Discovery Fund	x	x	x	x	x	x	x	x
International Fund	x	x	x	x	x	x	x	x
Diversifying Strategies Fund	x	x	x	x	x	x	x	x
Core Bond Index Fund	x	x	x	x	x	x	x	x
500 Stock Index Fund		x	x			x	x	x
Broad Market Index Fund		x	x			x	x	x
Mid/Small Company Index Fund		x	x			x	x	x
Overseas Equity Index Fund		x	x			x	x	x

*	Convertible bonds only

Below
				Securities		Investment
				of Issuers		Grade
				Located		Fixed
				in	U.S.	Income		Foreign
		Exchange-	U.S.	Emerging	Fixed-	Securities	Foreign	Fixed	Forward
	Depositary	Traded	Equity	Market	Income	(High-	Equity	Income	Currency
	Receipts	Funds	Securities	Countries	Securities	Yield )	Securities	Securities	Contracts
Low Duration Bond Fund				x	x	x		x	x
Inflation Protected Securities Fund				x	x	xº		x	x
Equity Income Fund#	x	x	x	x	x	x	x	x	x
Growth & Income Fund#	x	x	x	x	x	x	x	x	x
Growth Fund#	x	x	x	x	x	x	x	x	x
Select Value Fund#	x	x	x	x	x	x	x	x	x
Aggressive Opportunities Fund	x	x	x	x	x	x	x	x	x
Discovery Fund	x	x	x	x	x	xº	x	x	x
International Fund	x	x	x	x	x	x	x	x	x
Diversifying Strategies Fund	x	x	x	x	x	x	x	x	x
Core Bond Index Fund#		x		x	x	x		x
500 Stock Index Fund#		x	x		x	x	x
Broad Market Index Fund#		x	x		x	x	x
Mid/Small Company Index Fund#		x	x		x	x	x
Overseas Equity Index Fund#		x	x		x	x	x		x

# The Fund’s investments (if any) in derivative instruments, in the aggregate, will not exceed 5% of the Fund’s net assets.
º   No lower than “B” rated (or equivalent), or unrated securities that the Fund’s subadvisers determine are of comparable quality.

						To Be			Private
		Inflation		Money	Mortgage	Announced			Investments	Initial
		Adjusted	Investment	Market	-Backed	Securities	Municipal		in Public	Public
	Futures	Securities	Companies	Securities	Securities	(TBAs)	Securities	Options	Companies	Offerings
Low Duration Bond Fund	x	x	x	x	x	x	x	x
Inflation Protected Securities Fund	x	x	x	x	x	x	x	x
Equity Income Fund#	x		x	x	x			x		x
Growth & Income Fund#	x		x	x	x			x		x
Growth Fund#	x		x	x	x			x		x
Select Value Fund#	x		x	x	x			x		x
Aggressive Opportunities Fund	x		x	x	x			x	x	x
Discovery Fund	x	x	x	x	x	x	x	x	x	x
International Fund	x		x	x	x			x	x	x
Diversifying Strategies Fund	x	x	x	x	x	x	x	x	x
Core Bond Index Fund#	x		x	x	x	x	x
500 Stock Index Fund#	x		x	x	x
Broad Market Index Fund#	x		x	x	x
Mid/Small Company Index Fund#	x		x	x	x
Overseas Equity Index Fund#	x		x	x	x

# The Fund’s investments (if any) in derivative instruments, in the aggregate, will not exceed 5% of the Fund’s net assets.

Real Estate
	Investment		Rights
	Trusts	Restricted	and	Securities		Swap	U.S. Gov’t	When-Issued	Yankee	Eurodollar
	(“REITs”)	Securities	Warrants	Lending	Swaps	Options	Securities	Securities	Bonds	Instruments
Low Duration Bond Fund		x	x	x	x	x	x	x	x	x
Inflation Protected Securities Fund		x	x	x	x	x	x	x	x	x
Equity Income Fund	x	x	x	x			x	x	x
Growth & Income Fund	x	x	x	x			x	x	x
Growth Fund	x	x	x	x			x	x	x
Select Value Fund	x	x	x	x			x	x	x
Aggressive Opportunities Fund	x	x	x	x			x	x	x
Discovery Fund	x	x	x	x	x	x	x	x	x	x
International Fund	x	x	x	x			x	x	x	x
Diversifying Strategies Fund	x	x	x		x	x	x	x	x	x
Core Bond Index Fund	x	x	x	x	x	x	x	x	x	x
500 Stock Index Fund	x	x	x	x			x	x
Broad Market Index Fund	x	x	x	x			x	x
Mid/Small Company Index Fund	x	x	x	x			x	x
Overseas Equity Index Fund	x	x	x	x			x	x
The Funds may hold a portion of their assets in cash, cash equivalents or similar instruments for ongoing liquidity or cash management purposes or for defensive purposes when market conditions warrant.

The following pages contain more detailed information about certain types of instruments in which a Fund may invest. With respect to the different investments discussed below, a Fund may acquire such investments to the extent consistent with its investment strategies and policies.
ASSET-BACKED SECURITIES: Asset-backed securities are fixed income securities backed by specified pools of underlying assets and include utility rate reduction bonds and securities backed by collateral such as credit card receivables or auto, home equity, small business or student loans. Payment of principal and interest may be guaranteed up to certain amounts and for certain time periods by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. These securities have prepayment risk and the risk that the underlying loans or receivables will default. Also, many asset-backed securities are backed by assets that are a portion of a larger asset pool. These portions of the larger asset pool are known as “tranches,” and they are differentiated by their characteristics, including the type of return paid by the issuer. A given tranche may be subordinated to other interests in the same pool, and the holder of such securities would only receive payments after obligations to other interests have been paid.
BANKERS’ ACCEPTANCES: Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.
CAPITALIZATION: Capitalization, often referred to as “market cap,” estimates the aggregate value of a company or stock, and is a basic measure of the value of a company. It is calculated by multiplying the number of the company’s shares outstanding by their current price per share. For example, if XYZ company has 15,000,000 shares of common stock outstanding with a share price of $20 per share, then the company’s market capitalization is 15,000,000 x $20 = $300,000,000. Many exchanges and indices take into account, and are weighted by, market capitalization.
Generally, the U.S. market recognizes three market cap ranges: large cap, mid cap and small cap, although the specific cut off points among these categories may differ. A larger market capitalization typically indicates a more valuable and more established company as compared with smaller capitalized companies. In addition, investments in companies with smaller capitalizations, e.g., small or mid capitalization companies, involve greater risks than are customarily associated with companies that have larger capitalizations.
CASH/CASH EQUIVALENTS: These include fixed income obligations with maturities of less than one year, including short-term accounts managed by a custodian institution and shares of money market mutual funds. They also include repurchase agreements and reverse repurchase agreements. In a repurchase agreement, a Fund buys a security from a bank or broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement is considered as the borrowing of money by the Fund and, therefore, a form of leverage, which may cause any gains or losses for the Fund to become magnified.

CERTIFICATES OF DEPOSIT: Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
COMMERCIAL PAPER: Commercial paper is an unsecured short-term debt instrument issued by corporations and other entities. Maturities on these issues vary from one day up to 270 days.
CONVERTIBLE SECURITIES: Convertible securities possess investment characteristics of both equity and fixed income securities. Convertible securities include corporate bonds (“convertible bonds”) and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price.
Convertible securities tend to be of lower credit quality, have a higher risk of default and tend to be less liquid than traditional, nonconvertible investment grade bonds. The value of a convertible security increases and decreases with the value of the underlying common stock. When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a fixed income security (and thus will be more sensitive to changes in interest rates).
DEPOSITARY RECEIPTS: Those Funds that may invest in foreign securities, as identified in the Prospectus, may purchase the foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. The risks associated with depositary receipts are similar to those of investing in foreign securities as described in the Prospectus. In addition, the following risks also apply: the depositary of depositary receipts may not have physical custody of underlying securities; the depositary may charge additional fees for delivery of dividends and interest; a Fund may experience delays in receiving dividends or interest; and with respect to unsponsored programs, it may be harder to obtain financial information about the issuer of the underlying security because the issuer is not directly involved in the program.
EQUITY SECURITIES:
     Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.
     Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event an issuer is liquidates or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over claims of those who own preferred or common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and fixed income securities are subject.
     Master Limited Partnerships. Master limited partnerships (“MLPs”) are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
EXCHANGE-TRADED FUNDS (“ETFs”): Typically, a Fund would purchase ETF shares for the same reason it might purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the securities in the appropriate index while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. ETFs are investment companies that are generally registered under the Investment Company Act of 1940 (“1940 Act”) as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. As investment companies, the limitations on purchases of ETFs are governed by SEC rules and regulations. Please see “Investment Companies” in this SAI for additional information relating to these rules and regulations.
FIXED INCOME SECURITIES: Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Fixed income securities may also include loan participations and assignments that are privately negotiated notes representing the equivalent of a loan or bank debt. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates over time. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund’s net asset value.
Instability in the markets for fixed income securities, particularly mortgage-related and asset-backed securities significantly decreases the liquidity of Funds that invest in such securities. In the event of redemptions, a Fund that invests in mortgage-related and asset-backed securities may be forced to sell these portfolio securities at an unfavorable time or price. As a result of this illiquidity, a Fund may incur a greater loss on the sale of such securities than under more stable market conditions. Such losses can adversely impact a Fund’s net asset value.
Additional information regarding fixed income securities is described below:
     Corporate Bonds. Corporate bonds are debt obligations issued by private and public corporations. Corporations use the funds they raise from selling bonds for a variety of purposes, from building facilities to purchasing equipment to expanding their business. Corporate bonds are issued by a wide variety of corporations involved in the financial, industrial, and service-related industries. A wide range of choices exist for corporate bonds in regards to bond structures, coupon rates, maturity dates, credit quality and industry exposure. Corporate bonds are generally considered higher risk than the domestically issued government bonds. As a result, coupon rates paid on corporate bonds are generally higher than domestically issued government bonds with similar maturity dates, even for the highest credit quality corporations.
The backing for a corporate bond is usually the payment ability of the corporation, which is typically money to be earned from future operations. In some cases, the corporation’s physical assets may be used as collateral for bonds. Corporate bonds are a major source of capital for many corporations along with equity and bank loans/lines of credit. Unlike stocks, corporate bonds do not give you an ownership interest in the issuing corporation. However, in the event of default, corporate bond holders generally have a higher claim on the corporation’s unencumbered assets than do stock holders.
     Municipal Securities. Municipal securities are fixed income securities issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities.
     Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates change by one percent, the value of a security having a duration of two years generally would vary by two percent. The duration of a portfolio is the weighted average duration of all the bonds in the portfolio. The effective duration of a portfolio takes into account that expected cash flows will fluctuate as interest rates change.
     Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a major Nationally Recognized Statistical Rating Organization (“NRSRO”), or, if not rated, are determined to be of comparable quality by the Adviser or a subadviser, as applicable. The fourth highest rating category can carry moderate credit risk. Moody’s defines this rating category as follows, “Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” See “Appendix A—Description of Ratings” for a description of the bond rating categories of several major NRSROs.
NRSROs provide ratings on fixed income securities based on their analyses of information they deem relevant. Ratings of each major NRSRO represent its opinion or judgment of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. NRSRO ratings are not absolute standards of credit quality and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and or repay principal and a NRSRO’s decision to downgrade a security. Any shortcomings or inefficiencies in the NRSROs’ processes for determining ratings may adversely affect the ratings of securities held by the Fund and, as a result, may adversely affect those securities’ perceived or actual credit risk.
In the event a security owned by a Fund is downgraded, the Adviser or subadviser, as applicable, will review the situation and take appropriate action with regard to the security.
     Below Investment Grade (“High Yield”) Fixed Income Securities. Lower rated fixed income securities are commonly referred to as below investment grade or “junk bonds” or high yield securities. Lower rated securities are defined as securities rated below the fourth highest rating category by a major Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Moody’s, S&P’s, or Fitch’s ratings of Baa, BBB or BBB, respectively. Such obligations are speculative and may be in default. A Fund’s investments in high yield securities are subject to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price. See “Appendix A” to this SAI for more information regarding bond ratings.
Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation on a timely basis (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Lower rated (i.e., high yield) securities are more likely to react to developments affecting these risks than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of the issuer’s credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over the issuer’s credit quality, regardless of prevailing interest rates.
Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations on a timely basis or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.
Lower rated fixed income securities also present risks based on payment expectations. If an issuer calls the securities for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.
     Average Credit Quality. The average credit quality for a Fund is an average of each fixed income security’s stated credit rating calculated on an asset-weighted basis.
     Sensitivity to Economic Changes. Lower rated fixed income securities are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a fixed income security defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk fixed income securities and a Fund’s net asset value.
     Call and Similar Risks. High yield fixed income securities may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield fixed income security’s value may decrease in a rising interest rate market, as will the value of a Fund’s assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high yield fixed income securities without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.
     Liquidity and Valuation. There may be little trading in the secondary market for particular fixed income securities, which may adversely affect a Fund’s ability to value accurately or dispose of such fixed income securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield fixed income securities, especially in a thin (low trading volume) market.
     Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.
     Maturity. The date on which the issuer of a fixed income security must repay the principal or full face value in total (and sometimes the final interest payment) to the holder. For example, a bond with a period of 10 years has a maturity date 10 years after its issue. The maturity date also indicates the period of time during which the bondholder will receive interest payments. Some fixed income securities are callable (meaning that the issuer may redeem them before the maturity date under certain circumstances). Some fixed income securities, such as mortgage-backed securities, pay back their principal over the life of the debt, similar to the way a mortgage is amortized, or paid down. While these instruments also have a maturity date, that date is when the last installment payment of the loan as well as the last interest payment is due.
Fixed income securities are often classified by maturity date. Generally, the U.S. market recognizes three maturity ranges — short term, intermediate term and long term, although the specific cut off points among these categories may differ. The maturity date of a fixed income security is important because of interest rate risk. Generally, a security with a longer maturity will fluctuate more in price due to changes in interest rates as compared to a shorter term security.
     Coupon Rate. A coupon payment on a bond is a periodic interest payment that the bondholder receives during the time between when the bond is issued and when it matures. Coupons are normally described in terms of the coupon rate, which is calculated by adding the total amount of coupons paid per year and dividing by the bond’s face value.
FOREIGN SECURITIES: Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income and gains, possible seizure, nationalization, or expropriation of foreign assets, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the currency exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund’s investments denominated in foreign currencies will depend in part on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.
     Securities of Issuers Located in Emerging Market Countries (“Emerging Market Securities”). Emerging market securities are foreign securities of issuers located in countries not included in the MSCI World Index, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets around the world.
A Fund’s investments in emerging market securities can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
In addition to the risks of investing in emerging market fixed income securities, a Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.
     Foreign Government Securities. Foreign government securities are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a Fund may have limited legal recourse against the issuer and/or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging markets countries.
     Supranational Entities. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Union, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supra-national entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its fixed income securities, and a Fund may lose money on such investments.
FORWARD CURRENCY CONTRACTS: A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.
Forward currency contracts may be used by the following Funds for the following purposes:

	Manage foreign	Obtain or adjust investment
Fund	currency risk	exposure to foreign currencies

Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*
FUTURES: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Financial futures are used to adjust investment exposure and may involve a small investment of cash relative to the magnitude of the risk assumed. For purposes of meeting a Fund’s investment objectives or restrictions, futures contracts are considered to be the same type of security or financial instrument as that underlying the contract. Futures transactions must be made on national exchanges where purchases and sales transactions are regularly executed and regulated.
The risks associated with the use of futures include: a Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts; there may be an imperfect correlation between the changes in the prices of futures and options on futures and the market value of their underlying assets; trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and there may not always be a liquid secondary market for a futures contract, and; therefore, a Fund may be unable to close out its futures contracts at a time that is advantageous.

Futures may be used by the following Funds for the following purposes:

Obtain or Adjust Investment
	Manage Risk:				Exposure:
Stock
	Interest	Credit	market	Foreign	To certain assets or	To foreign
Fund	rate risk	risk	risk	currency risk	asset classes	currencies

Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*
INFLATION-ADJUSTED SECURITIES: Inflation-adjusted securities are fixed income securities whose principal values or coupon rates are periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (“CPI”) (or an equivalent, see below). Inflation-adjusted securities may be issued by the U.S. Government, agencies and instrumentalities of the U.S. Government, and by corporations as well as some state and local governments and foreign governments. The following two structures are common: (1) the U.S. Treasury and some other issuers use a structure whereby the principal value adjusts with inflation while the coupon rate remains fixed; and (2) other issuers use a structure whereby the principal value is fixed but the coupon rate adjusts with inflation.
The periodic adjustment of U.S. inflation-adjusted securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
Inflation-adjusted securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Inflation, a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real return, is 5%. Inflation, as measured by the CPI, has occurred in the U.S. for each of the past 50 years. Investors in inflation-adjusted securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distribution. While inflation-adjusted securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-adjusted securities that adjust the principal value will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (or the inflation-adjusted principal, if greater) is guaranteed in the case of U.S. Treasury inflation protected securities, even during a period of deflation. However, the current market value of the inflation-adjusted securities is not guaranteed, and will fluctuate. Other inflation-adjusted securities include inflation related fixed income securities, which may or may not provide a principal repayment guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-adjusted securities should change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a rate faster than changes in nominal interest rates, real interest rates may decline leading to an increase in value of the inflation adjusted securities. In contrast, if nominal interest rates increased at a rate faster than the rate of inflation, real interest rates may rise, leading to a decrease in value of inflation adjusted securities.
INITIAL PUBLIC OFFERINGS: An initial public offering, or IPO, is the first sale of common stock or other securities by a privately held company to the public. Companies frequently initiate public offerings in order to raise capital or reduce debt. Often, smaller, younger and relatively unknown companies will publicly offer their shares in order to raise capital to expand their business. Large, well-established, privately-held companies might conduct an initial public offering so that they can become publicly traded. The price of the security in its first few days of trading may fluctuate quickly and significantly. Additionally, securities issued in IPOs have no trading history, and information about the company may be available for very limited periods.
INVESTMENT COMPANIES: Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.
Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.
Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”
MONEY MARKET SECURITIES: Money market securities include instruments and securities that are considered “eligible securities” as defined in Rule 2a-7 under the 1940 Act. This includes securities with a remaining maturity of 397 days or less and that, as a general matter, have received a rating from major NRSROs in one of the two highest short-term ratings categories, or are unrated but are determined by the Fund’s investment adviser or a subadviser, as applicable, to be of comparable quality at the time of purchase. Security types may include U.S. Government securities, commercial paper, certificates of deposit, asset-backed securities, bank instruments, adjustable or variable rate securities, and any other securities or instruments that meet the definition of “eligible securities” under Rule 2a-7. For a description of ratings of certain NRSROs, see Appendix A to this SAI.
MORTGAGE-BACKED SECURITIES: Mortgage-backed securities generally are issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Mortgage-backed securities are also issued by non-agency entities such as banks, brokerage firms, and homebuilders. These “private label” mortgages are subject to credit risk relating to the credit rating of the issuer.
Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by lenders such as mortgage banks, commercial banks, savings and loan associations, savings banks and credit unions, to finance purchases of homes, commercial buildings or other real estate. The individual mortgage may have either fixed or adjustable interest rates. These loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are repaid, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.
Ginnie Mae guarantees the payment of principal and interest on Ginnie Mae mortgage-backed securities and this guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae may borrow U.S. Treasury funds needed to make payments under its guarantee. The guarantee, however, does not cover the value or yield of Ginnie Mae securities nor does it cover the value of the Fund’s shares which will fluctuate daily with market conditions.

Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Fannie Mae and Freddie Mac guarantees are supported by the right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S. Government will support Fannie Mae or Freddie Mac guarantees and, accordingly, these involve a risk of non-payment of principal and interest. Due largely to their prepayment or extension risk, the yields on these mortgage-backed securities historically have exceeded the yields on fixed income securities having comparable maturities that are backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors of each of Fannie Mae and Freddie Mac. It is currently unclear how long these conservatorships will last.
On September 7, 2008, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“PSPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In December 2009, the U.S. Treasury amended the PSPA to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth of Fannie Mae and Freddie Mac over the next three years. At the conclusion of the three year period, the remaining commitment will be fully available to be drawn per the terms of the PSPA.
The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s and Freddie Mac’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Fannie Mae and Freddie Mac, and the future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Funds.
The mortgage-backed securities in which the Funds invest differ from conventional fixed income securities in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae’s, Freddie Mac’s or Fannie Mae’s fees and any applicable loan servicing fees). As a result, the holder of the mortgage-backed securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and also may receive unscheduled prepayments of principal on the underlying mortgages. When a Fund reinvests the payments and any unscheduled prepayments it receives, it may have to buy securities that have a lower interest rate than it receives on the mortgage-backed securities. For this reason, pass-through mortgage-backed securities may be less effective than U.S. Government securities as a way to “lock in” long-term interest rates. In general, fixed-rate mortgage-backed securities have greater exposure to this “prepayment risk.”
The market value of mortgage-backed securities, like other fixed income securities, will generally vary inversely with changes in market interest rates, declining when interest rates go up and rising when interest rates go down. While having less risk of a decline in value during periods of rapidly rising interest rates, mortgage-backed securities also may have less potential for capital appreciation than other fixed income securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. Also, an unexpected increase in interest rates could extend the average life of a mortgage-backed security because of a lower than expected level of prepayments, potentially reducing the security’s value and increasing its volatility. Generally, coupon rates of adjustable rate mortgage-backed securities tend to move with market interest rates and their values fluctuate less than fixed rate mortgage-backed securities. These factors may limit the ability of the Fund to obtain a high level of total return under varying market conditions.
In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures or unscheduled principal prepayments may result in a loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are bought at a discount, both scheduled payments and unscheduled prepayments of principal will increase current and total returns, and accelerate the recognition of income that will be taxable as ordinary income when distributed to shareholders.
     To Be Announced (“TBA”) Securities. A TBA is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The Fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund, and a Fund bears the risk of loss in the event of the default or bankruptcy of the seller.
     U.S. Agency and Non-U.S. Agency Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are mortgage-backed fixed income securities that are collateralized by whole loan mortgages or mortgage pass-through securities. CMOs issued by U.S. Government agencies or Government sponsored enterprises (such as Freddie Mac) are U.S. Agency CMOs, while CMOs issued by private issuers are Non-U.S. Agency CMOs. The bonds issued in a CMO deal are divided into groups referred to as tranches, and they are differentiated by the type of return paid by the issuer. A given tranche may receive interest, principal, or a combination of the two, and may include more complex stipulations. The primary risk of any mortgage security is the uncertainty of cash flows. For Agency CMOs, the primary risk is prepayments or extensions of the underlying mortgages serving as collateral and from the structure of the deal (i.e., the priority of the individual tranches). An increase or decrease in prepayment rates will affect the yield, average life, and price of CMOs. For non-Agency CMOs, in addition to prepayment, extension and structure risks, default risk of the underlying collateral is also important. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Also, CMOs can be illiquid, which can increase the cost of buying and selling them.
     Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) are fixed income securities generally backed by loans on retail, office, industrial, multi-family housing and hotel properties. CMBS are structured like mortgage-backed securities. The CMBS’s collateral creates exposure to the commercial real estate market, while the structure of the bond itself will behave like a mortgage-backed security. However, the investor in a CMBS has more prepayment protection than with a mortgage-backed security. The structure and the prepayment penalties inherent in a CMBS provide the investor with greater protection than a residential backed mortgage security. CMBS carry greater credit risk as the securities may represent only a few projects, versus a traditional mortgage-backed security that may represent thousands of residential homeowners spread across different regions of the country.
OPTIONS: An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on a financial instrument at a reference price (strike price). The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. Options have various types of underlying financial instruments, including specific securities, indices of securities prices, futures contracts, and swaps
When a Fund writes an option, the Fund receives a premium and becomes obligated to sell or purchase the underlying financial instrument at a fixed price upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a financial instrument at a price different from the current market value.
When an option is exercised, the proceeds on a sale for a written call option or the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. The risk of writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised.
The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying financial instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying financial instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if the price of the underlying financial instrument falls substantially. However, if the underlying financial instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying financial instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying financial instrument with risk limited to the cost of the option if the price of the underlying financial instrument falls. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.
     Swap Option (Swaption). A swap option or swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Depending on the terms of the particular swaption agreement, a Fund will generally incur a greater potential loss when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Option contracts and options on futures may be used by the following Funds for the following purposes:

Obtain or Adjust Investment
	Manage Risk:				Exposure:
			Stock	Foreign	To certain
	Interest	Credit	market	Currency	assets or asset	To foreign
Fund	rate risk	risk	risk	risk	classes	currencies

Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Swaptions may be used by the following Funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	To certain assets or asset classes

Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*
Core Bond Index	*	*	*
PRIVATE INVESTMENTS IN PUBLIC COMPANIES: From time to time, a public company may issue its securities in a non-public transaction in reliance on an exemption from the registration requirements of the Securities Act of 1933 (the “1933 Act”). At the time that the issuer sells the unregistered stock, the issuer may commit to register the stock with the SEC, so that the stock may be resold to the public at a later date. The issuer may commit to register the stock by signing a registration rights agreement, which requires the issuer to file a shelf registration statement with the SEC within a specified number of days after the initial sale of the unregistered stock is completed.
REAL ESTATE INVESTMENT TRUSTS (“REITs”): Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property or loan money for mortgages to owners of real estate. Equity REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Mortgage REITs may be subject to risks similar to mortgage-backed securities, notably prepayment risk, default risk, and volatility associated with changes in interest rates and economic conditions.
RESTRICTED SECURITIES: Restricted securities are securities, which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. These securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Section 4(2) commercial paper is a type of restricted security that does not meet the requirements of the registration exemption provisions of Section 3(a)(3) of the 1933 Act and that may only be resold by a portfolio in certain private placements or in accordance with Rule 144A. A municipal lease obligation is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.

Pursuant to procedures adopted by the Funds’ Board, certain “restricted securities” and municipal lease obligations that are presumed to be illiquid may be treated as liquid. An illiquid security (including a Rule 144A security, Section 4(2) commercial paper or a municipal lease obligation) may be treated as “liquid” only if it is determined that there is a “readily available market” for the security under these procedures.
RIGHTS AND WARRANTS: Rights are typically short-term obligations issued in conjunction with new stock issuances. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated period of time.
SECURITIES LENDING: Certain Funds may engage in one or more securities lending programs conducted by the Funds’ custodian as securities lending agent or other appropriate entities in order to generate additional income. The Funds participate in a securities lending program under which the Funds’ custodian is authorized to lend Fund securities under contracts calling for collateral in cash or other forms of collateral as provided for in the Fund’s Securities Lending Agency Agreement with JP Morgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The Funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and generally receives the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The Funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.
The Fund will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the Funds’ account securities of the same number, issue, type, class, and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the Funds’ account an amount equal to the market value of the unreturned loaned securities.
SWAPS: Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or increase in value of a “notional amount” i.e., a particular dollar amount, invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements vary and include, but are not limited to: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
     Total Return Swaps - Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments).
     Credit Default Swaps — Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. The use of credit default swaps may be limited by a Fund’s limitations on illiquid investments. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no return from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation or other agreed upon credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
     Interest Rate Swaps — Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments on the payment dates.
     Inflation Rate Swaps — Inflation rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal. A Fund will usually enter into inflation swaps on a net, zero-coupon basis, i.e., the two rates will compound until the swap termination date at which point payments are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
Swaps may be used by the following Funds for the following purposes:

Obtain or Adjust Investment
	Manage Risk:			Exposure:
Foreign
	Interest rate		currency	To certain assets or asset
Fund	risk	Credit risk	risk	classes

Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*
Core Bond Index	*	*		*
     Regulation of Swaps under Dodd—Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) - Title VII of the Dodd-Frank Act (“Title VII”) establishes a comprehensive legislative scheme for what has previously been characterized as the “over-the-counter derivatives markets”. Title VII became law in July 2010 and most of the statutory provisions became substantially effective in July 2011. Title VII, however, requires substantial elaboration through rulemaking, primarily by the CFTC and the SEC, and those regulators have issued exemptive relief further extending the effective compliance dates for these provisions pending completion of the rulemakings. Several dozen rulemakings are now underway, with more to follow. These rulemakings define “swap dealers” and “major swap participants” to be registered and to become subject to capital, margin and business conduct regulation, among other things. These rulemakings will also define the financial instruments to be regulated, clearing and trading venue requirements and a variety of reporting obligations that will fall on registrants and ordinary counterparties, as well. At present, not all of the rulemakings are complete. At this point it remains difficult to predict with confidence how Title VII regulation will look when fully implemented, and when this implementation will be completed. It is clear, however, that Title VII will over time change how “swaps” are defined, offered and traded, and thus affect any entity looking forward to accessing the swap markets.
TIME DEPOSITS: A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.
U.S. GOVERNMENT SECURITIES: Examples of types of U.S. Government securities in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.
     U.S. Treasury Obligations - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).
     U.S. Government Zero Coupon Securities — STRIPS and TRs are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.
     U.S. Government Agency Securities - Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund’s shares.
WHEN-ISSUED SECURITIES: Securities may be purchased on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.
YANKEE BONDS AND EURODOLLAR INSTRUMENTS: Yankee bonds are foreign bonds denominated in U.S. dollars and issued in the United States by foreign banks and corporations. These bonds are usually registered with the SEC. The risks of investing in Yankee bonds include interest rate and credit risk as well as foreign securities risk. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, generally in Europe.
ELIGIBLE PRACTICES: There are no restrictions on the Adviser or subadvisers as to the following:
-	Fund portfolio turnover; and
-	Realized gains and losses.
The eligible investments and practices are not fundamental policies and may be changed by the Trust’s Board without a vote of shareholders.
In addition to investing in underlying Vantagepoint Funds, the Model Portfolio and Milestone Funds may invest in U.S. Government securities and short-term instruments as permitted by Section 12(d)(1)(G) of the 1940 Act.

FUND POLICIES AND INVESTMENT LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. It is the policy of each Fund (which includes the underlying Funds for each Model Portfolio and Milestone Fund) not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Fund without approval by vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).
Each Fund (except the Select Value Fund, Discovery Fund, Diversifying Strategies Fund and Milestone Funds) may not:
(1)	Issue senior securities (as defined in the 1940 Act), except as permitted by rule, interpretation or order of the SEC;
(2)	Engage in the business of underwriting securities issued by others, except to the extent a Fund may technically be deemed to be an underwriter under the 1933 Act, as amended;
(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);
(4)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;
(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund’s net assets (this policy does not apply to the Index Funds). An Index Fund may not make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, orders or interpretations thereunder. For purposes of this limitation for the Index Funds, entering into repurchase agreements, lending securities and acquiring any fixed income securities are not deemed to be making loans.
(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);
(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales

(unless by virtue of a Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);
(8)	Purchase or sell puts or calls, or combinations thereof except as provided herein or in the Prospectus;
(9)	Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);
(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. Notwithstanding this restriction, the Model Portfolio Funds may enter into arrangements to invest in other Funds of the Trust as described in the Prospectus and in the SAI. A Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Fund making such investment except that a Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);
(12)	Invest in companies for the purpose of exercising control or management;
(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets (except that an Index Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act); and
(14)	Invest more than 25% of its net assets in any single industry, or to the extent that the applicable benchmark for an Index Fund does not meet this standard.
The Low Duration Bond Fund, Inflation Protected Securities Fund, Equity Income Fund and Model Portfolio All-Equity Growth Fund also will provide shareholders with at least 60 days’ prior notice of any change to their non-fundamental policies to invest, under normal circumstances, at least 80% of the Low Duration Bond Fund’s net assets in bonds and other fixed income securities; 80% of the Inflation Protected Securities Fund’s net assets in inflation adjusted U.S. and foreign fixed income securities; 80% of the Equity Income Fund’s net assets in equity securities; and 100% of the Model Portfolio All-Equity Growth Fund’s net assets in equity funds that in turn invest at least 80% of their net assets, under normal circumstances, in equity securities or instruments that provide equity exposure. An Index Fund will also provide such notice if it changes its policy to invest, under normal circumstances, at least 90% of its net assets in all or a portion of the securities found in its benchmark index. For purposes of calculating the above 80% or 90% investment percentage requirements, any amount of borrowings for investment purposes are added to the Fund’s net assets. Because the above listed Funds currently do not borrow for investment purposes, no such borrowings are added to the Fund’s net assets when calculating the applicable 80% or 90% investment percentage requirements described above.
The Select Value Fund, Discovery Fund, and Diversifying Strategies Fund each may not:
(1)	Issue senior securities (as defined in the 1940 Act), except as permitted by rule, interpretation or order of the SEC;
(2)	Engage in the business of underwriting securities issued by others, except to the extent the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended;
(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);
(4)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;
(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of the Fund’s net assets;
(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);
(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and the SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of the Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);
(8)	Purchase or sell puts or calls, or combinations thereof except as provided in the SAI or in the Prospectus (this restriction is not fundamental);

(9)	Purchase or sell real estate or real estate limited partnerships (although the Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);
(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by the Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. The Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Fund making such investment except that the Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);
(12)	Invest in companies for the purpose of exercising control or management (this restriction is not fundamental);
(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets;
(14)	Invest more than 25% of its net assets in any single industry; and
(15)	Merge with another investment company without the approval of shareholders except as approved by the Fund’s Board and as permitted by the 1940 Act, any rule, order or interpretation of the SEC and applicable state law.
Each Milestone Fund may not:
(1)	Issue senior securities, (as defined in the 1940 Act) except as permitted by rule, interpretation or order of the SEC;
(2)	Engage in the business of underwriting securities issued by others, except to the extent a Milestone Fund may technically be deemed to be an underwriter under the 1933 Act, as amended;
(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);
(4)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions as long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Milestone Fund’s net assets;
(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);
(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Milestone Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);
(8)	Purchase or sell puts or calls, or combinations thereof except as provided in the SAI or in the Prospectus (this restriction is not fundamental);
(9)	Purchase or sell real estate or real estate limited partnerships (although a Milestone Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);
(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Milestone Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Milestone Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. Notwithstanding this restriction, the Milestone Funds may enter into arrangements to invest in other funds of the Trust as described in the Prospectus and in the SAI. A Milestone Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Milestone Fund making such investment (this restriction is not fundamental);
(12)	Invest in companies for the purpose of exercising control or management (this restriction is not fundamental);

(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets;
(14)	Invest more than 25% of its net assets in any single industry except to the extent that it invests in investment companies and except to the extent that an underlying Fund, in which a Milestone Fund invests, concentrates in a single industry; and
(15)	Merge with another investment company without the approval of shareholders except as approved by the Trust’s Board and as permitted by the 1940 Act, any rule, order or interpretation of the SEC and applicable state law.
The above-mentioned Fund policies and investment limitations are considered and applied at the time investment securities are purchased (with the exception of the restriction on illiquid securities).
For purposes of determining industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the MSCI Barra/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system.
Note: As stated above, no underlying Fund of a Model Portfolio Fund or a Milestone Fund is permitted to invest more than 25% of its net assets in any single industry; however, also as stated above, this limitation does not apply to an Index Fund to the extent that the applicable benchmark for such Fund does not meet this standard.

POLICY ON DISCLOSURE OF FUND PORTFOLIO HOLDINGS
Public Disclosures of the Funds’ Portfolio Holdings
Month-end full portfolio holdings of the Funds will be made publicly available on the Funds’ website 25 days after month-end (or the next business day thereafter). Disclosure of Fund portfolio holdings also will be made on a quarterly basis in the Fund’s annual and semi-annual reports to shareholders and in reports on Form N-Q filed with the SEC. These reports are publicly-available upon filing with the SEC, and the portfolio holdings information in them is current as of 60 calendar days before filing.
In addition, marketing materials and the Funds’ website may disclose the top ten holdings of a Fund, as well as a comparison of such Funds’ top ten holdings from the end of one calendar quarter to the next as is permitted under mutual fund advertising rules.
In addition to the above, some or all of the Funds’ portfolio holdings may be made publicly available at any time on the Funds’ website provided that, in light of the fact that there will be no confidentiality obligation on the part of any recipient, the Funds’ President and the Funds’ Chief Compliance Officer (“CCO”), or the persons designated by them in writing to act in their absence, make a determination that such disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders. Once information has been made publicly available to all Fund investors on the Funds’ website, that information may be disclosed in writing or orally to other persons. The CCO shall make and keep a record of all such approved disclosures, and shall report any such disclosures to the Funds’ Board at its next regular meeting. In addition, the Board will be notified of such website disclosure, and a copy of the website disclosure will be provided to the Board, at or before the time it is posted to the Funds’ website.
Non-Public Disclosures of the Funds’ Portfolio Holdings
General Policies
It is the policy of the Funds not to sell, or to permit any person to receive compensation or other consideration for disclosing, non-public information about Fund portfolio holdings. Further, disclosure of non-public Fund portfolio holdings is not permitted, except as is necessary or appropriate in connection with the day-to-day operations and management of the Funds or otherwise in furtherance of legitimate Fund business purposes.
Non-Public Disclosures to Fund Service Providers
The Funds’ portfolio holdings and related information may be disclosed for legitimate business purposes to the Funds’ investment adviser; subadvisers; custodian; administrator; fund accountant; distributor; transfer agent; sub-transfer agent; dividend disbursing agent; securities lending agent; independent public accountants; legal counsel; rating and ranking organizations; financial printers; pricing information vendors; third-parties that provide investment, analytical, statistical or other necessary or appropriate services to the Fund or to a service provider, including the Funds’ investment adviser, subadvisers or other service providers; and various broker-dealers or commodity professionals contacted by the Funds’ investment adviser or subadvisers in the course of, or in connection with, the Funds’ portfolio transactions (each, a “Service Provider” and collectively, “Service Providers”).
The frequency with which non-public Fund portfolio holdings information may be disclosed to a Service Provider, and the time lag between the date of the information and the date when it is disclosed to the Service Provider, may vary depending on the purposes for which the information is disclosed and other relevant facts and circumstances.
In addition to the Service Providers described above and identified by name elsewhere in this SAI, the service providers that may receive non-public Fund portfolio holdings information include the following: FactSet, Zeno Consulting Group, Automated Securities Clearance LLC, UpTick Data Technologies LLLP, FT Interactive Data Corporation, Electra Information Systems Inc, ISIS Financial Systems, RiskMetrics Group, ITG Inc., ADP Inc., JPMorgan Chase Bank, N.A., Advent Software, Inc., Brown Brothers Harriman & Co., Thomson Reuters Corporation, State Street Bank and Trust, Glass Lewis & Co., Bank of New York, EZE Castle Software, Research Recommendations and Electronic Voting, Fundwork UK Limited, Citibank NA, Evare, LLC, and Algorithmics (U.S.).
Non-Public Disclosures to Directors and Independent Directors’ Counsel; Legally Required
Disclosures
Non-public Fund portfolio holdings information also may be disclosed to the Trust’s Directors or to counsel to the Independent Directors. Non-public Fund portfolio holdings and related information may be disclosed to any person if required by applicable law (e.g., in a filing with or submission to the SEC or other regulatory body; in connection with a lawsuit or when seeking recovery in legal proceedings; or as required by court or similar order).
Procedures for Non-Public Disclosures
Confidentiality Obligations Required for All Non-Public Disclosures — It is the Funds’ policy that non-public Fund portfolio holdings information can be disclosed (as described above) only if the confidentiality of the information is protected by (a) the obligations of the recipient under a contract with the Trust, a Fund or a Service Provider, (b) the recipient’s fiduciary or professional obligations to the Funds or (c) applicable law (including rules of securities industry self-regulatory organizations).
Approvals Required for Non-Public Disclosures to Service Providers — In addition to the confidentiality requirement above, disclosures of non-public Fund portfolio holdings information to a Service Provider shall be approved by the President, Treasurer, Assistant Treasurer or Secretary of the Trust or by a Manager, Director, Vice-President or Senior Vice-President of VIA or Vantagepoint Transfer Agents LLC (“VTA”).
Any such approval shall be based on a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA Retirement Corporation (“ICMA-RC”), VIA, VTA,

ICMA-RC Services, LLC (“ICMA-RC Services”) or Fund subadvisers (or any of their affiliated persons)).
Other Non-Public Disclosures
Disclosure of non-public Fund portfolio holdings information to other persons or under circumstances not described above may be made only with the prior approval of the Trust’s President and CCO, based on: (1) a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA-RC, VIA, VTA, ICMA-RC Services or Fund sub-advisers (or any of their affiliated persons)); and (2) confirmation that the party receiving the information is or will be subject to a duty or contractual obligation to keep it confidential. The CCO shall make and keep a record of all such approved disclosures and shall report such disclosure to the Trust’s Board at its next regular meeting.
CCO’s Review of Non-Public Disclosures
The CCO shall review, no less frequently than annually, how non-public portfolio holdings information of the Funds is being disclosed to and used by Service Providers and others, to seek to ensure that such disclosure and use is consistent with this policy and with the best interests of the Funds and their shareholders. In addition, the CCO will report to the Board the results of his annual review of non-public portfolio holdings disclosure.
In addition, VIA and the Funds’ subadvisers, transfer agent and distributor have adopted policies and procedures that prohibit their personnel from trading in securities on the basis of material non-public information and impose restrictions and reporting requirements on personal securities transactions, including transactions in shares of the Funds. These policies and procedures, which typically include policies and procedures designed to protect confidential client information, are administered and enforced by each such Service Provider’s compliance staff. The adequacy and effective implementation of the compliance policies and procedures of these Service Providers as well as those of the Funds’ administrator also are subject to periodic monitoring, review and oversight by the CCO.

MANAGEMENT OF THE TRUST
The Trust is governed by the Board. The Directors stand in the position of fiduciaries to the Trust and its shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of the Funds and their shareholders. The Directors are responsible for overseeing and managing the business and affairs of the Trust.
The Board is composed of seven Directors, six of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (each an “Independent Director”). The Board has three standing Committees: the Audit Committee, the Investment Committee and the Nominating and Governance Committee. Each Committee is comprised solely of Independent Directors pursuant to a charter adopted by the Board. The Chair of the Board shall at all times be an Independent Director and the Chair of the Audit Committee and the Chair of the Investment Committee are Independent Directors. In addition to presiding at Board or Committee meetings, the Chairs of the Board and the Committees also review agendas for Board and Committee meetings and generally act as liaisons with management. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or Committee from time to time. In addition, the Chair of the Board may delegate his or her powers and duties to the other Directors or to the officers of the Trust as he or she deems appropriate, provided that such delegation is consistent with applicable legal and regulatory requirements.
The Board believes that its leadership structure is appropriate because it allows the Board to exercise informed business judgment over matters under its purview and allocates areas of responsibility among Committees of the Board and the full Board in a manner that seeks to enhance effective oversight. The Board also believes its current leadership structure is appropriate in light of the current characteristics of the Trust and its operations, which include, among other things, the fact that currently all the Funds are organized under one Trust, that the Independent Directors currently constitute a majority of the Board, the current amount of assets under management in the Trust, the current investment objectives of the Funds and the current ownership of the Trust’s shares.
Risk oversight forms part of the Board’s general oversight of the Funds’ investment program and operations and is addressed as part of various regular Board and Committee activities. Like most mutual funds, the actual day-to-day business of the Trust, including the day-to-day management of risk is performed by certain of the Trust’s third party service providers, such as the Trust’s investment adviser, subadvisers, distributor and administrator. The Board and its Audit Committee and Investment Committee consider risk management matters at meetings held throughout the year. For example, the Audit Committee considers risks related to financial reporting and controls and meets regularly with the Trust’s independent accountant to review reports on such matters and periodically with the internal auditor of the parent company of the Trust’s investment adviser to consider reports on certain internal audits relating to the Funds. The Investment Committee considers, and meets regularly with the personnel of the Trust’s investment adviser to discuss, the investment performance of the Funds, including investment risk and the use by the subadvisers of various investment strategies, such as the use of derivatives. In addition, under the multi-management structure, the Trust’s investment adviser is responsible for day-to-day oversight, including risk management oversight, of the services provided by the various subadvisers.

The Trust’s investment adviser and certain other service providers prepare regular written reports for Board and Committee meetings that address a variety of risk-related matters. In addition, the Board, the Audit Committee and the Investment Committee may request and receive special written reports or presentations on certain risk-related matters. The Trust’s investment adviser also prepares reports for the Board that enable the Board to monitor the number of fair valued securities in a particular Fund, the reasons for the fair valuation and the methodology used to arrive at the fair value.
The Board also has appointed a CCO for the Trust, who oversees the development and implementation of the Trust’s compliance policies and procedures, which are designed to mitigate risks relating to the possibility of non-compliance with the federal securities laws. The CCO meets quarterly with all Directors and separately in executive session with the Independent Directors, provides presentations to the Board at its quarterly meetings, and presents an annual written compliance report to the Board concerning compliance matters. The CCO also provides regular, and upon request, special, written reports to the Board regarding the operation of the Trust’s compliance policies and procedures. The CCO also discusses relevant risk issues affecting the Trust during executive sessions with the Board and the Independent Directors. In addition, in the event any material risk issues arise, the CCO or other officers of the Trust report such issues to the Board. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. In addition, it is not possible to identify, prevent or mitigate all risks that may adversely affect the Trust.
VIA serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund bears its own direct expenses, such as legal, auditing and custodial fees.
The officers of the Trust are also officers of VIA or its affiliated persons. The officers of the Trust manage its day-to-day operations and are elected by and responsible to the Trust’s Board.

INFORMATION ABOUT THE OFFICERS AND DIRECTORS
The following table provides information about the Directors and officers of the Trust. Each Director oversees all 29 Funds. The mailing address for the Directors and executive officers of the Trust is 777 North Capitol Street, N.E., Suite 600, Washington, DC 20002.
Independent Directors

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,*	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director
N. Anthony Calhoun (64)	Director, Audit Committee Member and Chair, Investment Committee and Nominating and Governance Committee Member	Term expires October 2013 Director since November 1998	Independent Consultant (financial consulting) (April 2009 — present); Executive Deputy State Treasurer —Commonwealth of Pennsylvania (August 2007 — March 2009)	N/A
George M. Chamberlain, Jr. (65)	Director, Investment Committee and Nominating and Governance Committee Member	Term expires October 2014 Director since January 2012	Vice President, Legal Affairs —SCM Advantage LLC (supply chain consulting) (October 2009 — present); Principal—GMC Consulting (corporate consulting) (May 1999 — present) Board member—Alzheimer’s Association Delaware Valley Chapter (January 2008 — present); Board member—Trapp Family Housing Cooperative (non-profit) (April 2008 — present); Board member and Vice Chair—Walnut Street Theater (January 2000 —June 2010)	N/A
Donna K. Gilding (72)	Director, Investment Committee Member and Chair, and Nominating and Governance Committee Member	Term expires October 2013 Director since November 1998	Chief Investment Officer— Lowenhaupt Global Advisors, LLC (Sept. 2006 — present); Trustee (2007 — present) and Chair (2009 — present)—The National YMCA Fund, Inc.	N/A

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,*	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director
Arthur R. Lynch (57)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	Term expires October 2013 Director since November 1998	President and Chief Executive Officer—SRJ Government Consultants, LLC (October 2009 —present); Deputy City Manager—City of Glendale, Arizona (2005 —October 2009)	N/A
Timothy M. O’Brien (62)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	Term expires October 2014 Director since September 2005	Independent Consultant (pension consulting) (2003 — present); Board member and Chair of Audit Committee and member of Investment and Benefits Committees—Colorado Public Employees Retirement Association (July 2011-present)	N/A
Robin L. Wiessmann (59)	Chair of the Board and Director, Investment Committee Member, and Nominating and Governance Committee Member	Term expires October 2013 Director since November 1998	State Treasurer—Pennsylvania (April 2007 — January 2009); Director—Merrill, Lynch, Pierce, Fenner & Smith Incorporated, (2006 — April 2007)	Director—Met-Pro Corporation (December 2009 — present)

Interested Director

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,*	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director
David R. Mora (67)**	Director	Term expires October 2012 Director since November 2011	Board member (January 2005 — present) and Chair of the Board of Directors (January 2010 — present) —ICMA Retirement Corporation; West Coast Regional Director—ICMA Retirement Corporation (February 2009 — April 2011); City Manager—City of Salinas, CA (September 1990 — September 2008); Board member—Public Entity Risk Institute (non-profit) (January 2000 — December 2008)	N/A
Additional Information Regarding the Directors
Each of the Directors possess the specific experience, qualifications, attributes and skills necessary to serve as a Director of the Trust. In particular, Mr. Calhoun has financial, executive and public sector experience from previous senior finance-related positions in state, municipal and federal governments; Mr. Chamberlain has experience as a director and officer for other mutual fund complexes, and has investment management, legal and executive experience having served as the Chief Compliance Officer and General Counsel for a mutual fund administrator and General Counsel for an SEC registered investment adviser; Ms. Gilding has experience in the field of investment management as well as executive and public sector experience by serving and having served as a chief investment officer for both SEC registered investment advisers and a municipal government; Mr. Lynch has financial, executive and public sector experience from previous senior finance-related positions for a municipal government; Mr. Mora has executive and public sector experience from senior executive positions in local governments and has experience as a director of an SEC registered investment adviser; Mr. O’Brien has financial and executive experience having served as a pension consultant and as a chief executive officer for a non-profit organization and has government audit and accounting experience having served as auditor of a state government; and Ms. Wiessmann has experience as a director for both an SEC registered investment adviser and a public company and has investment management, executive and legal experience as an investment banker in senior positions at financial services companies and as treasurer for a state government.

Officers

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,	Held with	and Length of	Occupation(s)	Held By
and Age*	the Trust	Time Served	During Past Five Years	Officer
Joan W. McCallen (59)**	President and Principal Executive Officer	Since September 2003	Chief Executive Officer—ICMA Retirement Corporation (Aug. 2003 — present); President and Manager—Vantagepoint Investment Advisers, LLC, and ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (2003 — present); Director and President, VantageTrust Company, LLC (2003 — present);	N/A
Bruce James Rohrbacher (59)**	Vice President and Chief Compliance Officer	Since September 2004	Senior Vice President and Chief Compliance Officer—ICMA Retirement Corporation (2004 — present); Chief Compliance Officer, Vantagepoint Investment Advisers, LLC (2004 — present) and Chief Compliance Officer, ICMA-RC Services, LLC (broker-dealer) (2004 — present); Chief Compliance Officer—VantageTrust Company, LLC (2004-present);	N/A
Elizabeth S. Glista (47)**	Treasurer and Principal Financial Officer	Since March 2009	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (April 2009 — present); Treasurer—Vantagepoint Investment Advisers, LLC, and Vantagepoint Transfer Agents, LLC (April 2009—present); Treasurer —ICMA-RC Services, LLC (broker-dealer) (April 2009 — present); Treasurer—VantageTrust Company, LLC (April 2009 — present); Managing Vice President, Financial Operations, Analysis & Treasury—ICMA Retirement Corporation (January 2009 — April 2009); Vice President, Financial Planning & Analysis and Treasury—ICMA-RC (January 2000 — September 2007 and March 2008 — January 2009); Acting Vice President, Internal Audit— ICMA-RC (September 2007 — March 2008)	N/A

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,	Held with	and Length of	Occupation(s)	Held By
and Age*	the Trust	Time Served	During Past Five Years	Officer
Angela C. Montez (44) **	Secretary	Since December 2006	Managing Vice President, Deputy General Counsel and Assistant Secretary—ICMA Retirement Corporation (2006 — present); Corporate Counsel—ICMA Retirement Corporation (2000 — 2006); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC (broker-dealer) (2006 — 2007); Assistant Secretary—VantageTrust Company, LLC (February 2008 — present)	N/A
Kathryn B. McGrath (67)**	Assistant Secretary	Since March 2008	Senior Vice President and General Counsel—ICMA Retirement Corporation (2007 — Present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker dealer) (2007 — present); Secretary—VantageTrust Company, LLC (February 2008-present)	N/A
NOTES:

*	The business address for each Director and Officer is 777 N. Capitol Street N.E., Washington, DC 20002.

**	Mr. Mora is considered an Interested Director because he is a director of ICMA Retirement Corporation, the parent company of VIA and ICMA-RC Services. Mses. McCallen, Glista, Montez, and McGrath and Mr. Rohrbacher are considered to be “interested persons” of the Trust, as that term is defined under the 1940 Act, due to their positions as officers of the following entities: VIA; ICMA-RC Services, the distributor of the Funds; ICMA-RC, the parent company of VIA and ICMA-RC Services; and VantageTrust Company, LLC.

COMPENSATION
Directors are paid a quarterly retainer for their services, in recognition of their duties and responsibilities over and above meeting attendance that require at least two days of service, study and review each quarter. The chairperson of the Board is paid a higher quarterly retainer in recognition of the additional responsibilities and time required in serving in that position.
In addition, each Director is paid a fee for each regular meeting and each special meeting, attended in-person, at which the approval of an investment advisory or subadvisory agreement is considered. A Director also is paid a meeting fee for any committee meeting or other special meeting attended in-person and held on a date other than the date of another compensated meeting. A Director does not receive compensation for participating in a meeting by telephone, unless the telephonic meeting is held in lieu of a regular in-person meeting in order to minimize travel costs and achieve a quorum. To promote continuing Director education, a Director who attends an Investment Company Institute seminar or conference receives an attendance fee, limited to a certain dollar amount per year.
At the conclusion of each calendar year, a stipend is paid to each Director of the Trust who attended all “in-person” regular, special and committee meetings for which he or she was responsible. A lesser stipend is paid to those Directors who missed one meeting, and to those Directors who missed no more than one regular Board meeting and one committee or special meeting. Attendance at a meeting by telephone does not count as attendance, unless the meeting was scheduled as a teleconference. Failure to attend a meeting caused by flight cancellations or family emergencies or absences from special Board meetings or committee meetings due to prior schedule conflicts announced at the time the meeting was scheduled are not considered missed meetings for purposes of calculating the stipend.
Compensation is adjusted annually for increases in the national CPI/urban index, with a maximum annual increase of five (5) percent.
The Trust pays a portion of the cash compensation of Mr. Bruce James Rohrbacher for his services as CCO. ICMA-RC, VIA’s parent company, also compensates Mr. Rohrbacher for serving as its Chief Compliance Officer, as well as VIA’s Chief Compliance Officer. The amount paid by the Trust during the year ended December 31, 2011 totaled $249,110.
The following table provides information about compensation received by each Director for the fiscal year ended December 31, 2011.

Aggregate Compensation
Name of Person	From Funds
Independent Directors*
N. Anthony Calhoun	$21,497
Donna K. Gilding	$18,429
Arthur R. Lynch	$19,665
Timothy M. O’Brien	$21,497
Robert A. Rudell	$5,540
Robin L. Wiessmann	$24,567

Aggregate Compensation
Name of Person	From Funds
Interested Director
David Mora	$0

*	Mr. Rudell no longer serves as a Director of the Trust. Mr. Chamberlain began to serve as a Director of the Trust on January 1, 2012.
OWNERSHIP OF FUND SHARES BY THE DIRECTORS
The following table represents Fund shares owned by the Directors as of December 31, 2011:

Aggregate Dollar Range of
Equity
Securities in All Registered
Investment Companies Overseen
	Dollar Range of Equity Securities in the	by Director in Family of
Name of Director	Funds	Investment Companies
Independent Directors
N. Anthony Calhoun	-0-	None
George M. Chamberlain	-0-	None
Donna K. Gilding	-0-	None
Arthur R. Lynch	Inflation Protected Securities Fund —	Over $100,000
$10,001 - $50,000; Core Bond Index
Fund — $10,001 - $50,000; Model
Portfolio Long-Term Growth Fund — Over
$100,000; Milestone 2015 Fund — $1 - $10,000.
Timothy M. O’Brien	Equity Income — $10,001-$50,000;	$50,001-$100,000
Growth & Income Fund —
$10,001-$50,000; Select Value Fund —
$10,001-$50,000; Discovery Fund — $10,001-$50,000.
Robin L. Wiessmann	-0-	None
Interested Director
David R. Mora	Milestone Retirement Income Fund — $10,001 - $50,000	$10,001 - $50,000
As of the date of this SAI, Directors and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund (or each class thereof, as applicable).

COMMITTEES OF THE BOARD
There are three standing committees of the Board: Audit Committee; Nominating and Governance Committee; and Investment Committee.
The members of the Audit Committee are: Arthur R. Lynch, Timothy M. O’Brien and N. Anthony Calhoun. The Board has determined that Messrs. Lynch, O’Brien and Calhoun are “audit committee financial experts” as that term has been defined under the federal securities laws. The Audit Committee operates pursuant to a charter adopted by the Board. The responsibilities of the Audit Committee include: acting as a liaison between the independent registered public accountants and the Board and overseeing the Funds’ accounting and financial reporting practices; approving the engagement, retention and termination of auditors; evaluating the independence of the auditors; meeting with the auditors to discuss the scope of the audit, audit results and any matters of concern that may be raised by the auditors. The Audit Committee reports to the Board on significant results of the Committee’s activities. The Audit Committee held four meetings during the fiscal year ended December 31, 2011.
The Nominating and Governance Committee consists of all of the Board’s Independent Directors and operates pursuant to a charter adopted by the Board. The Committee is responsible for evaluating qualifications of candidates for Board membership and making recommendations for nominees to the Board (and, with regard to nominations of independent director candidates, makes recommendations to the other independent directors). The Nominating and Governance Committee will review shareholder recommendations to fill vacancies, provided they are submitted in writing, addressed to the Committee and mailed to the Trust at the address listed in the SAI. The Committee will periodically review Board member compensation and reviews, as necessary, the responsibilities of any Board committee. The Nominating and Governance Committee makes recommendations to the Board for nomination for membership on Board Committees and reviews committee assignments. The Nominating and Governance Committee held three meetings during the fiscal year ended December 31, 2011.
The Investment Committee consists of all of the Board’s Independent Directors and operates pursuant to a charter adopted by the Board. The responsibilities of the Investment Committee include: receiving and reviewing reports from the Adviser on the investment performance of each Fund, including subadviser performance; reviewing and considering recommendations from the Adviser regarding proposed new Funds and proposed changes to the investment objectives and strategies for existing Funds; reviewing and considering recommendations from the Adviser regarding proposed new Fund subadvisers, proposed changes to the target allocations of the assets of a Fund among its existing subadvisers, and the termination of subadvisers; reviewing and considering recommendations from the Adviser regarding any proposed changes among the underlying Funds in which the Model Portfolio Funds or the Milestone Funds invest and to the target allocations to such underlying Funds; and periodically reviewing the investment performance benchmarks and peer group comparisons for each Fund and any changes to such benchmarks or peer groups that may be proposed from time to time by the Adviser. The Investment Committee held four meetings during the fiscal year ended December 31, 2011.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A majority of the voting shares of each Fund are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, N.E. Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking company, has the power to vote the shares of the Funds directly held by VantageTrust and has the power to direct the vote of the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by the Funds’ Adviser and is therefore considered a “control” person of the Funds for purposes of the 1940 Act. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each Fund, the Trust Company has the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of shares outstanding in each of the Funds held, directly or indirectly, by VantageTrust as of May 31, 2012:

Low Duration Bond Fund	78.39%
Inflation Protected Securities Fund	85.74%
Equity Income Fund	90.60%
Growth & Income Fund	89.92%
Growth Fund	95.16%
Select Value Fund	92.96%
Aggressive Opportunities Fund	95.75%
Discovery Fund	93.02%
International Fund	91.03%
Diversifying Strategies Fund	88.34%
Core Bond Index Fund Class I	88.23%
Core Bond Index Fund Class II	89.37%
500 Stock Index Fund Class I	82.70%
500 Stock Index Fund Class II	99.84%
Broad Market Index Fund Class I	81.79%
Broad Market Index Fund Class II	98.18%
Mid/Small Company Index Fund Class I	81.50%
Mid/Small Company Index Fund Class II	98.83%
Overseas Index Fund Class I	84.94%
Overseas Index Fund Class II	99.05%
Model Portfolio Savings Oriented Fund	80.76%
Model Portfolio Conservative Growth Fund	87.85%
Model Portfolio Traditional Growth Fund	93.91%
Model Portfolio Long-Term Growth Fund	95.76%
Model Portfolio All-Equity Growth Fund	90.35%
Milestone Retirement Income Fund	76.43%
Milestone 2010 Fund	74.24%
Milestone 2015 Fund	80.49%
Milestone 2020 Fund	83.92%
Milestone 2025 Fund	84.29%
Milestone 2030 Fund	83.94%
Milestone 2035 Fund	81.57%
Milestone 2040 Fund	83.09%
Milestone 2045 Fund	70.24%

INVESTMENT ADVISORY AND OTHER SERVICES
VIA is a wholly owned subsidiary of, and is controlled by ICMA-RC, a retirement plan administrator and investment adviser whose principal investment advisory client is VantageTrust. ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended (“Code”). ICMA-RC has been registered as an investment adviser with the SEC since 1983.
VIA is a Delaware limited liability company, and is registered as an investment adviser with the SEC.
VIA provides investment advisory services to each of the Funds, including the Model Portfolio and Milestone Funds, pursuant to Master Investment Advisory Agreements (each an “Advisory Agreement”). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers (as applicable), and performance monitoring. VIA supervises and directs each Fund’s investments. Additionally, VIA is responsible for the asset allocation for the Model Portfolio and Milestone Funds. VIA furnishes periodic reports to the Trust’s Board regarding the investment strategy and performance of each Fund.
In connection with managing the investment operations of the Funds, VIA has the authority to supervise and direct each Fund’s investments and has the discretion to determine from time to time what securities and other investments will be purchased or sold by a Fund and what portion of its assets will be invested or held uninvested as cash. VIA also may place orders with or through such brokers, dealers or futures commissions merchants as it may select. In addition, VIA has the authority and discretion to discharge and delegate its investment management responsibilities through the appointment of one or more subadvisers. From time to time VIA may recommend to the Board that a subadviser be terminated and replaced with another subadviser or an additional subadviser be hired. VIA may also recommend to the Board that a portion of a Fund’s assets that had been managed by a terminated subadviser be managed using an indexing strategy on a temporary basis, while VIA conducts a search for a replacement subadviser. This would only be considered by VIA if an appropriate index was available that met the stated investment objective and strategy of a Fund.
Pursuant to the Advisory Agreements, the Funds compensate VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

ADVISORY FEE

Name of Fund	Advisory Fee
Each Fund except the Model Portfolio Funds and Index Funds	0.10% on all assets
Each Index Fund	0.05% on all assets
Each Model Portfolio	0.10% on the first $500 million of assets
0.09% on the next $500 million to $1 billion of assets
0.08% over $1 billion of assets
VIA received the following investment advisory fees for the fiscal years ended December 31, 2009, 2010, and 2011:

Advisory Fee Paid	2009	2010	2011
Low Duration Bond	$430,760	$451,081	$544,202
Inflation Protected Securities	308,564	421,202	513,555
Equity Income	1,196,105	1,591,722	1,864,780
Growth & Income	818,578	1,058,469	1,207,727
Growth	1,506,437	1,785,676	1,893,525
Select Value	233,599	299,505	334,030
Aggressive Opportunities	766,106	1,028,442	1,084,765
Discovery	136,688	181,676	205,392
International	817,648	1,045,947	1,200,255
Diversifying Strategies	373,990	700,505	878,492
Core Bond Index	474,688	497,319	556,770
500 Stock Index	142,596	167,605	192,785
Broad Market Index	201,821	238,995	259,767
Mid/Small Company Index	88,769	142,957	208,634
Overseas Equity Index	70,361	90,476	100,612
Model Portfolio Savings Oriented	267,666	318,593	325,007
Model Portfolio Conservative Growth	462,943	539,286	569,810
Model Portfolio Traditional Growth	1,060,923	1,248,535	1,309,808
Model Portfolio Long-Term Growth	1,205,315	1,476,826	1,598,519
Model Portfolio All-Equity Growth	441,856	602,549	681,555
Milestone Retirement Income*	52,542	102,958	220,340
Milestone 2010*	73,955	118,812	222,645
Milestone 2015*	141,545	229,200	377,511
Milestone 2020*	136,644	224,483	367,457
Milestone 2025*	103,365	178,837	285,345
Milestone 2030*	85,107	149,057	224,168
Milestone 2035*	50,565	94,170	141,386
Milestone 2040*	56,310	104,091	138,945
Milestone 2045*	N/A	7,409	27,905

*	From May 1, 2006 to April 30, 2009, VIA contractually agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting total annual fund operating expenses to the following: Milestone Retirement Income Fund — 0.81%; Milestone 2010 Fund — 0.88%; Milestone 2015 Fund — 0.91%; Milestone 2020 Fund — 0.93%; Milestone 2025 Fund — 0.95%; Milestone 2030 Fund — 0.97%; Milestone 2035 Fund — 0.99%; and Milestone 2040 Fund — 0.99%. For the year ended December 31, 2009, VIA reimbursed each Fund as follows:

2009
Milestone Retirement Income	$26,965
Milestone 2010	$17,230
Milestone 2015	$12,138
Milestone 2020	$8,147
Milestone 2025	$12,156
Milestone 2030	$10,676
Milestone 2035	$12,022
Milestone 2040	$12,030
The Milestone 2045 Fund did not commence operations until January 4, 2010. VIA also has contractually agreed to waive fees and/or reimburse expenses to the Milestone 2045 Fund until April 30, 2013 by limiting total annual fund operating expenses to 1.10%. The reimbursed amounts equaled $48,469 and $1,479 for the years ended December 31, 2010 and 2011.
VIA or its broker-dealer affiliate, ICMA-RC Services, provides all distribution and marketing services for the Funds. ICMA-RC Services receives no compensation for its services as principal underwriter and distributor of the Funds. Neither VIA nor ICMA-RC Services receive compensation for the distribution and marketing services they provide to the Funds. The Funds’ shares are offered on a continuous basis.
VTA, an affiliated person of VIA, is the Funds’ designated transfer agent and, pursuant to a Transfer Agency and Administrative Services Agreement, provides certain transfer agency and administrative shareholder support services for the Funds related to the retirement plans investing in the Funds. The Fund administration and transfer agency services provided by VTA include preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders. VTA receives asset-based compensation for these administrative and transfer agency services on an annual basis as follows:

Fund	Fee
All Funds, except the Index Funds, the Model Portfolio	0.35%
Funds and the Milestone Funds
Index Funds: Class I	0.30%
Index Funds: Class II	0.10%
Model Portfolio and Milestone Funds	None
VTA received the following fees for administrative and transfer agency services for the fiscal years ended December 31, 2009, 2010, and 2011:

Amount Received	2009	2010	2011
Low Duration Bond	$1,507,683	$1,578,808	$1,904,738
Inflation Protected Securities	1,079,993	1,474,230	1,797,470
Equity Income	4,186,435	5,571,114	6,526,833
Growth & Income	2,865,070	3,704,701	4,227,111
Growth	5,272,615	6,249,962	6,627,440
Select Value	817,610	1,048,286	1,169,123
Aggressive Opportunities	2,681,413	3,599,604	3,796,736
Discovery	478,415	635,877	718,885
International	2,861,814	3,660,871	4,200,958
Diversifying Strategies	1,308,987	2,451,808	3,074,768

Amount Received	2009	2010	2011
Core Bond Index	2,385,148	2,474,383	2,766,290
500 Stock Index	418,737	511,583	585,103
Broad Market Index	601,070	718,201	768,911
Mid/Small Company Index	371,260	626,252	914,332
Overseas Equity Index	219,469	283,697	310,239
Model Portfolio Savings Oriented	N/A	N/A	N/A
Model Portfolio Conservative Growth	N/A	N/A	N/A
Model Portfolio Traditional Growth	N/A	N/A	N/A
Model Portfolio Long-Term Growth	N/A	N/A	N/A
Model Portfolio All-Equity Growth	N/A	N/A	N/A
Milestone Retirement Income	N/A	N/A	N/A
Milestone 2010	N/A	N/A	N/A
Milestone 2015	N/A	N/A	N/A
Milestone 2020	N/A	N/A	N/A
Milestone 2025	N/A	N/A	N/A
Milestone 2030	N/A	N/A	N/A
Milestone 2035	N/A	N/A	N/A
Milestone 2040	N/A	N/A	N/A
Milestone 2045	N/A	N/A	N/A
The advisory fee, transfer agency fee, and administrative services fee are deducted from the applicable Fund’s assets, and their effect is factored into any quoted share price or investment return for that Fund.
The address for VIA, ICMA-RC Services, and VTA is 777 N. Capitol Street, N.E., Washington, DC 20002.
On May 5, 2008, VTA contracted with JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, Ohio, 45202, to serve as sub-transfer agent to the Funds, to maintain certain transfer agency records and provide certain related services to VTA. On December 13, 2011, JPMorgan Chase Bank, N.A. delegated to US Bancorp Fund Services, LLC, 777 E. Wisconsin Ave., Milwaukee, Wisconsin, 53202, the obligation to perform these sub-transfer agent services. VTA compensates JPMorgan Chase Bank, N.A. for such services from the transfer agency fees it receives from the Fund.
The Trust, VIA, ICMA-RC Services and each subadviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes apply to the personal investing activities of access persons as defined by Rule 17j-1, and are designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Under the codes, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and, in certain cases, pre-clear securities transactions. A copy of these codes are on file with the SEC and available to the public.
On May 5, 2008, the Funds entered into a Mutual Fund Service Agreement with J.P. Morgan Investor Services Co. (“JP Morgan”), wherein JP Morgan performs certain financial reporting, tax services, fund accounting, administrative, and portfolio compliance services for the Funds. JP Morgan receives fees for the services provided that are either a specified dollar amount or based on a percentage of a Fund’s assets depending on the type of service being provided. JP Morgan received the following fees for these services for the fiscal years ended December 31, 2009, 2010, and 2011:

Fund	2009	2010	2011
Low Duration Bond	$34,875	$42,625	$46,500
Inflation Protected Securities	34,875	42,625	46,500
Equity Income	50,526	70,349	88,661
Growth and Income	41,959	57,141	68,354
Growth	67,722	90,590	103,889
Select Value	39,750	48,583	53,583
Aggressive Opportunities	46,068	62,755	71,986
Discovery	34,875	42,625	46,500
International	46,851	63,113	74,960
Diversifying Strategies	44,625	62,192	75,627
Core Bond Index	38,058	48,157	55,364
500 Stock Index	32,625	39,875	43,500
Broad Market Index	32,625	39,875	43,500
Mid/Small Company Index	32,625	39,875	43,500
Overseas Equity Index	32,625	39,875	43,500
Model Portfolio Savings Oriented	20,625	25,208	27,500
Model Portfolio Conservative Growth	22,063	29,100	33,245
Model Portfolio Traditional Growth	37,703	52,544	61,115
Model Portfolio Long-Term Growth	41,794	60,358	72,404
Model Portfolio All-Equity Growth	21,666	30,813	37,284
Milestone Retirement Income	20,625	25,208	27,500
Milestone 2010	20,625	25,208	27,500
Milestone 2015	20,625	25,208	27,505
Milestone 2020	20,625	25,208	27,500
Milestone 2025	20,625	25,208	27,500
Milestone 2030	20,625	25,208	27,500
Milestone 2035	20,625	25,208	27,500
Milestone 2040	20,625	25,208	27,500
Milestone 2045*	N/A	4,583	27,500

*	Fees for the Milestone 2045 Fund are N/A for 2009 because this Fund did not commence operations until January 4, 2010.

SUBADVISERS
The day-to-day investment management of certain Funds’ assets rests with one or more subadvisers retained with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA.
The following firms currently serve as subadvisers. Information relating to individual subadvisers has been provided by that subadviser.
Atlanta Capital Management Company, LLC (“Atlanta Capital”), 1075 Peachtree Street NE, Suite 2100, Atlanta, Georgia 30309 serves as a subadviser to the Growth Fund. The firm is an indirect majority owned subsidiary of Eaton Vance Corporation, a publicly traded company.
Artisan Partners Limited Partnership (“Artisan”), 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a subadviser to the International Fund and the Select Value Fund. Artisan is wholly owned by its parent company, Artisan Partners Holdings LP. Artisan Partner Holdings’ sole general partner is Artisan Investment Corporation, which is controlled by Artisan’s founders, Andrew A. Ziegler and Carlene M. Ziegler.
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a subadviser to the Equity Income Fund. The firm is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc.
BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, serves as a subadviser to the Inflation Protected Securities Fund. BlackRock is a wholly-owned subsidiary of BlackRock, Inc.
Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, serves as a subadviser to the Diversifying Strategies Fund. Calamos is an indirect wholly owned subsidiary of Calamos Asset Management, Inc., a publicly traded company.
Columbus Circle Investors (“Columbus Circle”), Metro Center, One Station Place, 8th Floor South, Stamford, Connecticut 06902, serves as a subadviser to the Growth Fund. Columbus Circle is a Delaware general partnership. Its partners are CCIP, LLC and Principal Global Columbus Circle, LLC, which are affiliated with Principal Financial Group, Inc., a publicly traded company.
Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202, serves as a subadviser to the Growth & Income Fund. FMI is a 100% employee owned Wisconsin corporation.
GlobeFlex Capital, LP, (“GlobeFlex”), 4365 Executive Drive, Suite 720, San Diego, California 92121, serves as a subadviser to the International Fund. GlobeFlex is organized as a California partnership with its general partner being Ansmar Capital, Inc., a California corporation controlled by Marina Marrelli and Robert Anslow.
Legg Mason Capital Management, LLC. (“LMCM”), 100 International Drive, Baltimore, Maryland 21202, serves as a subadviser to the Aggressive Opportunities Fund. LMCM is wholly owned by

Legg Mason, Inc., a publicly traded, global asset management firm structured as a holding company.
Mellon Capital Management Corporation (“Mellon Capital”), 50 Fremont Street, San Francisco, California, 94105, serves as a subadviser to the Diversifying Strategies and Index Funds. Mellon Capital is a wholly owned, indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial services and bank holding company.
Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham Street, 5th Floor, London, EC2V 7JD, United Kingdom, serves as a subadviser to the International Fund. Mondrian is a limited liability company organized under the laws of England and Wales and is 100% employee owned.
Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as a subadviser to the Inflation Protected Securities Fund. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) with minority interests held by PIMCO Partners, LLC, a California limited liability company and certain officers of PIMCO. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE.
Payden & Rygel, 333 S. Grand Avenue, Los Angeles, California, 90071, serves as a subadviser to the Low Duration Bond, Discovery and Diversifying Strategies Funds. The firm is a privately held independent investment management organization owned by twenty senior employees who are actively involved in the day-to-day operations of the firm.
Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, New York, New York 10017, serves as a subadviser to the Diversifying Strategies Fund. Shenkman is a privately owned New York corporation controlled by Mark R. Shenkman.
SSgA Funds Management, Inc. (“SSgA FM”), 1 Lincoln Street, Boston, Massachusetts 02111, serves as a subadviser to the Aggressive Opportunities Fund. SSgA FM is a wholly owned subsidiary of State Street Corporation, a publicly traded company.
Southeastern Asset Management, Inc. (“Southeastern”), 6410 Poplar Avenue, Suite 900, Memphis, Tennessee, 38119, serves as a subadviser to the Equity Income and Aggressive Opportunities Funds. Southeastern is wholly owned by its employees.
STW Fixed Income Management LLC (“STW”), 6185 Carpinteria Avenue, Carpinteria, California, 93013, serves as a subadviser to the Low Duration Bond Fund. The firm is owned 100% by William H. Williams, Principal, Chief Executive Officer and Chief Investment Officer.
Systematic Financial Management L.P. (“Systematic”), 300 Frank W. Burr Boulevard, 7th Floor, Teaneck, New Jersey 07666, serves as a subadviser to the Select Value Fund. Systematic is majority-owned by Affiliated Managers Group (“AMG”), a publicly traded asset management holding company.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland, 21202, serves as a subadviser to the Growth & Income and Equity Income Funds. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company listed on the Nasdaq National Market.
TimesSquare Capital Management, LLC, (“TimesSquare”) 1177 Avenue of Americas, 39th Floor, New York, New York 10036, serves as a subadviser to the Aggressive Opportunities Fund. TimesSquare is owned by its senior executives and AMG, which is a publicly traded asset management holding company.
Victory Capital Management Inc. (“Victory Capital”), 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144 serves as a subadviser to the Growth Fund. The firm is a wholly owned subsidiary of Key Bank National Association, which is a wholly owned subsidiary of KeyCorp, a publicly traded company.
Walter Scott & Partners Limited (“Walter Scott”), One Charlotte Square, Edinburgh, Scotland EH2 4DR, UK, serves as a subadviser to the International Fund. Walter Scott is a wholly owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial services and bank holding company.
WEDGE Capital Management L.L.P. (“WEDGE”), 301 South College Street, Suite 2920 Charlotte, North Carolina, 28202, serves as a subadviser to the Select Value Fund. WEDGE is structured as a North Carolina limited liability partnership with ten general partners.
Wellington Management Company, LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts, 02210, serves as a subadviser to the Growth & Income, Discovery and Aggressive Opportunities Funds. Wellington Management is a Massachusetts limited liability partnership.
Wells Capital Management Inc. (“WellsCap”), 525 Market Street, San Francisco, California 94105, serves as a subadviser to the Aggressive Opportunities Fund. WellsCap is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded company.
Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston, Massachusetts, 02111, serves as a subadviser to the Growth Fund. Westfield is 100% employee owned.
Information on the advisory services provided by each subadviser for each Fund can be found in the Prospectus, under the heading “Additional Information About the Funds’ Investment Objectives and Principal Investment Strategies.”

The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. A subadvisory fee is assessed against average daily net assets under management unless otherwise noted. The fee schedules that have been negotiated with each subadviser and the fees paid for the fiscal years ended December 31, 2009, 2010 and 2011 are set forth below.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Low Duration Bond Fund Subadviser(s)
Payden & Rygel	First $200 million	0.10%	$191,489	$217,880	$257,253
	Next $100 million	0.09%
	Over $300 million	0.08%
STW	First $130 million	0.250%	$427,336	$438,838	$491,982
	Next $370 million	0.125%
	Next $500 million	0.100%
	Over $1 billion	0.080%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Inflation Protected Securities Fund Subadviser(s)
PIMCO	Flat Fee	0.20%	$297,352	$392,556	$492,808
BlackRock	First $100 million	0.12%	$168,009	$214,814	$190,117
	Next $100 million	0.10%
	Over $200 million	0.08%

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser[1]	Managed	Fee	12/31/09	12/31/10	12/31/11
Equity Income Fund Subadviser(s)
BHMS	If average daily net assets managed by BHMS are below $525 million		$929,330	$1,208,580	$1,374,904

	First $10 million	0.75%
	Next $15 million	0.50%
	Next $175 million	0.25%
	Next $600 million	0.20%

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser[1]	Managed	Fee	12/31/09	12/31/10	12/31/11
	Over $800 million	0.15%

	If average daily net assets managed by BHMS are above $525 million:

	First $200 million	0.30%
	Next $300 million	0.20%
	Over $500 million	0.15%
Southeastern	First $50 million	0.75%	$2,060,060	$2,730,240	$3,231,145
	Over $50 million	0.50%

T. Rowe Price	When assets managed by T. Rowe Price (“AUM”) are below $100 million, the fee schedule is as follows:*		$1,383,900	$1,894,919	$2,091,992

	First $50 million of AUM	0.50%
	Next $50 million of AUM, but below $100 million	0.45%

	When AUM reaches $100 million, the fee schedule resets to this flat fee.*	0.40%

	When AUM reaches $200 million, the fee schedule resets to this flat fee.*	0.35%

	When AUM reaches $500 million, the fee schedule resets as follows:*
	First $500 million	0.325%
	Over $500 million	0.300%

1.	Effective May 1, 2011, the fee schedule charged by BHMS was replaced with the above two-part fee schedule. Prior to May 1, 2011, the fee schedule charged by BHMS was: 0.75% for the first $10 million of assets managed, 0.50% for the next $15 million, 0.25% for the next $175 million, 0.20% on the next $600 million, 0.15% on the next $200 million and 0.13% on assets managed over $1 billion. T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. For the fiscal years ended December 31, 2009, 2010 and 2011, the waiver equaled, $55,105, $74,397, and $76,072, respectively. Prior to May 1, 2011, T. Rowe Price’s subadvisory fees with respect to the Fund were: 0.40% for the first $250 million of AUM, 0.375% for the next $250 million and 0.350% for AUM over $500 million.

*	Transitional Credits

When AUM approaches or falls below the $100 million, $200 million or $500 million asset breakpoints and application of the fee schedule for that particular level of assets results in a fee that exceeds the minimum fee applicable to the next higher lever of assets (“Next Level Minimum Fee”), T. Rowe Price will provide a transitional credit so that the dollar amount payable to T. Rowe Price is not more than the Next Level Minimum Fee.

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser[2]	Managed	Fee	12/31/09	12/31/10	12/31/11
Growth & Income Fund Subadviser(s)
Capital Guardian Trust Company (“Capital Guardian”)	First $25 million	0.550%	$167,365	N/A	N/A
	Next $25 million	0.400%
	Over $50 million	0.225%
T. Rowe Price	First $250 million	0.400%	$997,563	$1,212,535	$1,120,140
	Next $250 million	0.375%
	Over $500 million	0.350%
Wellington Management	First $50 million	0.40%	$746,843	$1,021,328	$1,332,280
	Next $50 million	0.30%
	Over $100 million	0.25%
FMI	First $100 million	0.32%	$529,385	$1,005,145	$1,199,831
	Over $100 million	0.28%

2.	Capital Guardian ceased serving as a subadviser on January 16, 2009. A minimum annual fee of $167,500 was payable to Capital Guardian. T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. For the fiscal years ended December 31, 2009, 2010 and 2011, the waiver equaled $39,906, $44,441 and $41,831, respectively. FMI began serving the Fund as a subadviser on January 16, 2009.

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser[3]	Managed	Fee	12/31/09	12/31/10	12/31/11
Growth Fund Subadviser(s)

Tukman Grossman Capital Management, Inc. (“Tukman Grossman”)	If average daily net assets are below $600 million	0.50%	$1,182,382	$1,392,875	$1,153,699
	If average daily
	net assets are
	above $600 million:
	First $20 million	1.00%
	Next $480 million	0.50%
	Next $500 million	0.40%

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser[3]	Managed	Fee	12/31/09	12/31/10	12/31/11
	Over $1 billion	0.30%
LMCM	Flat Fee	0.32%	$1,195,111	$1,433,366	$929,842
Westfield	First $300 million	0.35%	$1,264,176	$1,502,397	$1,847,948
	Over $300 million	0.30%
Columbus Circle	First $300 million	0.35%	$875,442	$1,075,409	$1,721,324
	Over $300 million	0.30%
D.G. Capital Management Trust (“D.G. Capital”)	Flat Fee	0.35%	$768,958	$927,752	$780,250
Atlanta Capital	Flat Fee	0.30%	N/A	N/A	N/A
Victory Capital	First $100 million	0.29%	N/A	N/A	N/A
	Next $100 million	0.27%
	Over $200 million	0.25%

3.	Atlanta Capital and Victory Capital began serving as subadvisers of the Fund on January 23, 2012. D.G. Capital, LMCM and Tukman Grossman ceased serving as subadvisers of the Fund on January 23, 2012. While serving as a Fund subadviser, Tukman Grossman agreed to waive a portion of its subadvisory fee in an amount equal to 0.10%. For the fiscal years ended December 31, 2009, 2010 and 2011, this waiver equaled $298,553, $334,747, and $284,214, respectively. Effective January 1, 2009, LMCM lowered its fee from 0.40% for the first $200 million and 0.38% for the assets over $200 million to a flat rate of 0.32% for all assets. Effective March 1, 2011, D.G. Capital lowered its fee from 0.46% for the first $200 million and 0.36% for the assets over $200 million to a flat rate of 0.35% for all assets. From October 15, 2010 through March 1, 2011, D.G. Capital agreed to voluntarily waive its fee so that the Fund would pay a flat rate of 0.35% for all assets. For the years ended December 31, 2010 and 2011, this voluntary waiver amounted to $56,340 and $55,346, respectively.

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser	Managed	Fee	12/31/09	12/31/10	12/31/11
Select Value Fund Subadviser(s)
WEDGE	First $10 million	0.75%	$409,028	$534,106	$591,268
	Next $15 million	0.65%
	Next $75 million	0.50%
	Next $50 million	0.40%
	Over $150 million	0.30%
Systematic	First $50 million	0.50%	$326,809	$415,713	$467,513
	Next $200 million	0.35%
	Over $250 million	0.30%
Artisan	First $150 million	0.55%	$402,544	$528,413	$607,136
	Next $100 million	0.50%
	Over $250 million	0.45%

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser[4]	Managed	Fee	12/31/09	12/31/10	12/31/11
Aggressive Opportunities Fund Subadviser(s)
Southeastern	First $50 million	0.75%	$829,801	$1,097,696	$1,225,264
	Over $50 million	0 50%
T. Rowe Price	First $500 million	0.60%	$1,026,737	$793,481	N/A
	Over $500 million	0.55%
LMCM	Flat Fee	0.32%	$607,173	$888,222	$1,054,313
TimesSquare	First $300 million	0.50%	$1,068,866	$1,497,532	$1,649,080
	Next $200 million	0.47%
	Over $500 million	0.45%
Wellington Management	First $50 million	0.425%	N/A	$337,934	$890,948
	Next $275 million	0.400%
	Over $325 million	0.375%
SSgA FM	Flat Fee	0.0325%	N/A	N/A	N/A
WellsCap	First $100 million	0.450%	N/A	N/A	N/A
	Next $150 million	0.425%
	Over $250 million	0.400%

4.	SSgA FM and WellsCap began serving as subadvisers of the Fund on August [ ], 2012. T. Rowe Price ceased serving as a subadviser to the Fund in May 2010. Wellington Management began serving the Fund as a subadviser on May 1, 2010. T. Rowe Price agreed to voluntarily waive a portion of its subadvisory fees for the Fund. For the fiscal years ended December 31, 2009 and 2010, the waiver equaled $41,998 and $18,233, respectively. Effective January 1, 2009, LMCM lowered its fee from 0.40% for the first $200 million and 0.38% for the assets over $200 million to a flat rate of 0.32% for all assets.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Discovery Fund Subadviser(s)
Payden & Rygel	First $250 million	0.150%	$94,177	$131,235	$154,512
	Next $250 million	0.125%
	Next $250 million	0.100%
	Over $750 million	0.075%
Wellington Management	First $200 million	0.73%	$458,690	$625,114	$745,155
	Next $300 million	0.70%
	Over $500 million	0.67%

			Amount	Amount	Amount
	Assets		Paid	Paid	Paid
Fund/Subadviser[5]	Managed	Fee	12/31/09	12/31/10	12/31/11
International Fund Subadviser(s)
Capital Guardian	First $25 million	0.750%	$1,184,166	N/A	N/A
	Next $25 million	0.600%
	Next $200 million	0.425%
	Over $250 million	0.375%
Artisan	First $100 million	0.70%	$1,361,142	$1,214,596	$1,353,026
	Over $100 million	0.60%
GlobeFlex	First $450 million	0.40%	$758,326	$1,207,279	$1,439,971
	Over $450 million	0.30%
Walter Scott	First $100 million	0.60%	$694,626	$978,578	$1,147,143
	Over $100 million	0.50%
Mondrian	First $100 million	0.54%
	Over $100 million	0.40%	N/A	$1,482,457	$1,812,385

5.	A minimum annual fee of $337,500 was payable to Capital Guardian, which ceased serving as a subadviser on October 11, 2009. Mondrian began serving the Fund as a subadviser on October 12, 2009. Effective April 1, 2010, Artisan lowered its fee by adding a breakpoint of 0.60% for assets over $100 million (Artisan’s fee schedule prior to this date was a flat rate of 0.70% for all assets). For the month of July 2011, Mondrian agreed to voluntarily waive its fee, which amounted to $158,991 for the year ended December 31, 2011. Effective March 1, 2012, GlobeFlex added a breakpoint of 0.30% for assets over $450 million (GlobeFlex’s fee schedule prior to this date was a flat rate of 0.40% for all assets).

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[6]	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Diversifying Strategies Fund Subadviser(s)
Drake Capital Management, LLC (“Drake”)	Flat Fee	0.225%	$66,420	N/A	N/A
Analytic Investors, LLC (“Analytic”)	Flat Fee	0.45%	$516,333	$635,884	$545,605
Mellon Capital	Flat Fee	0.65%	$745,919	$918,026	$991,247
Payden & Rygel	First $200 million	0.10%	$153,919	$200,940	$256,724
(Enhanced Cash Management	Next $100 million	0.09%
Strategy)	Over $300 million	0.08%
Payden & Rygel	First $200 million	0.10%	$49,027	$219,489	$290,146
(Low Duration—Plus Fixed	Next $100 million	0.09%
Income Strategy) [7]	Over $300 million	0.08%
Calamos	First $100 million	0.55%	N/A	$364,369	$631,457
	Next $150 million	0.50%
	Over $250 million	0.45%
Shenkman	First $50 million	0.400%	N/A	$257,578	$441,381
	Next $250 million	0.375%
	Over $300 million	0.350%

6.	Prior to January 4, 2010, the name of the Fund was the Diversified Assets Fund. Drake was terminated as a subadviser to the Fund on April 10, 2009, and Analytic was terminated as a subadviser on June 17, 2011. The subadvisory fee for Analytic and Mellon Capital is calculated based on the average daily net asset value of the assets allocated and assigned to each of them by VIA. With respect to the portion of the Fund for which it employs an enhanced cash management strategy, Payden & Rygel waived a portion of its investment subadvisory fees so that its fees did not exceed 0.08%. This fee waiver was in place until April 30, 2010 and for the fiscal years ended December 31, 2009 and 2010, equaled $40,059 and $14,238, respectively. For the period from May 1, 2011 until April 30, 2014, Mellon Capital has agreed to waive a portion of its investment subadvisory fees so that its fees shall not exceed 0.325% of the Fund’s annual average daily net assets under management with Mellon Capital. For the period ended December 31, 2011, this fee waiver equaled $594,582.

7.	Payden & Rygel began managing a low duration-plus fixed income strategy (in addition to its enhanced cash management strategy) for the Fund on April 3, 2009, at which time Drake ceased serving as a subadviser. From April 3, 2009 to September 27, 2009, Payden & Rygel’s fee schedule for this strategy was a flat rate of 0.19% for all assets in this strategy; however, Payden & Rygel had agreed to voluntarily waive a portion of its subadvisory fee for this low duration bond-plus fixed income strategy during that time period such that its fees did not exceed 0.08%. For the period from April 3, 2009 through September 27, 2009, this waiver equaled $12,257.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Core Bond Index Fund Subadviser(s)
Mellon Capital	First $50 million	0.05%	$208,120	$222,950	$235,504
	Next $50 million	0.04%
	Next $900 million	0.02%
	Over $1 billion	0.01%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
500 Stock Index Fund Subadviser(s)
Mellon Capital	First $50 million	0.040%	$60,762	$69,966	$77,564
	Next $50 million	0.030%
	Next $900 million	0.015%
	Over $1 billion	0.010%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Broad Market Index Fund Subadviser(s)
Mellon Capital	First $50 million	0.0500%	$95,937	$110,201	$119,039
	Next $50 million	0.0400%
	Next $900 million	0.0175%
	Over $1 billion	0.0100%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Mid/Small Company Index Fund Subadviser(s)
Mellon Capital	First $50 million	0.07%	$78,085	$98,377	$126,496
	Next $50 million	0.06%
	Next $900 million	0.02%
	Over $1 billion	0.01%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/09	12/31/10	12/31/11
Overseas Equity Index Fund Subadviser(s)
Mellon Capital	First $50 million	0.10%	$99,063	$126,921	$142,635
	Next $950 million	0.06%
	Over $1 billion	0.01%

ADDITIONAL INFORMATION PERTAINING TO THE PORTFOLIO MANAGERS OF THE FUNDS
The following represents additional information regarding other accounts managed by each Fund’s portfolio manager(s) as of December 31, 2011. Information relating to portfolio manager compensation, potential conflicts of interest and ownership of shares also follows. All of the information in this section regarding a particular subadviser and its portfolio managers and other personnel has been provided by that subadviser. The information below regarding conflicts of interest and compensation reflects the relevant subadviser’s own description of and conclusions and beliefs regarding those subjects and the subadviser’s related policies and procedures.
Artisan
Artisan reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
International Fund
Mark L. Yockey	6	$9,815.87	5	$786.24	20		$5,283.80
Select Value Fund
James C. Kieffer	7	$12,020.87	5	$108.96	33	*	$2,822.19	*
Scott Satterwhite	7	$12,020.87	5	$108.96	33	*	$2,822.19	*
George O. Sertl	7	$12,020.87	5	$108.96	33	*	$2,822.19	*

*	One (1) of these accounts with assets of $59.2 million has an advisory fee based upon performance of the account.
Potential Conflicts of Interest
Artisan reports that its non-U.S. growth investment team, led by Mark L. Yockey as portfolio manager, manages portfolios for multiple clients within two investment strategies (non-U.S. growth and non-U.S. small-cap growth); and that its U.S. mid cap value investment team, led by James C. Kieffer, Scott C. Satterwhite, and George O. Sertl, Jr., manages portfolios for multiple clients within three investment strategies (mid cap value, value equity, and small cap value). Artisan states that portfolios managed by Artisan in these strategies may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. According to Artisan, there are a number of ways in which the interests of Artisan, its portfolio managers and its other personnel might conflict with the interests of the International Fund and the Select Value Fund and its shareholders, including:
Sharing of Personnel, Services, Research and Advice Among Clients. According to Artisan, because all client accounts within Artisan’s investment strategies (including the non-U.S. growth and U.S. mid cap value investment strategies in which Artisan manages assets for the International Fund and the Select Value Fund, respectively) are managed similarly, substantially all of the research and portfolio management activities conducted by the non-U.S. growth and U.S. mid-cap value investment teams benefit all clients within those strategies. Artisan states that its administrative and operational personnel divide their time among services to the International Fund and the Select Value Fund and other client accounts.
Restrictions on Activities. Artisan states that it generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner.
Artisan states that, to prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan invests on behalf of all of its client accounts, Artisan generally does not accept accounts subject to restrictions that Artisan believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.
Investments in Issuers with Business Relationships with Artisan. Artisan states that, from time to time, clients in a particular investment strategy, including the International Fund and the Select Value Fund, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan or has another business relationship with Artisan or its affiliates. Artisan states that it has written policies designed to prevent the misuse of material non-public information. Artisan believes that the operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.
Artisan states that it, with prior approval, may allow its personnel to serve as a director of a public company. According to Artisan, because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan does not permit investment by client accounts or persons covered by Artisan’s Code of Ethics in securities of any issuer of which an Artisan staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. Artisan states that this prohibition may foreclose investment opportunities that would be available to the International Fund and the Select Value Fund if the Artisan staff member were not a director.
Management Services Provided to or Business Relationships with the Funds’ Service Providers. Artisan states that it may provide separate account management services to or have other business relationships with entities that are, or affiliates of which are, service providers to the International Fund and the Select Value Fund. Artisan states that, in every case, the compensation received by Artisan for its advisory services from clients that have no relationship with the International Fund and the Select Value Fund is the same or consistent with fees received by Artisan from clients that have a relationship with the International Fund and the Select Value Fund.
Allocation of Portfolio Transactions Among Clients. Artisan states that it seeks to treat all of the firm’s clients fairly when allocating investment opportunities among clients. According to Artisan, because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. Artisan states that its traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. According to Artisan, to execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. Artisan states that trades for Artisan and their partners, employees and other affiliates and accounts in which one or more of them has an interest (including Artisan’s proprietary accounts, if any), may be included in aggregated trades with client accounts. Artisan states that the trader also strives to use a single broker for execution of a given trade on any given day to manage transaction costs; however, with increasing fragmentation of securities markets and dispersion of sources of liquidity, the trader may use more than one broker. Artisan further states that all participating accounts, including the International Fund and the Select Value Fund, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and commission rate.
Artisan states that, because the firm generally does not know in advance how many shares it will receive in most underwritten offerings, including initial public offerings, the firm allocates the shares after the shares are received. Artisan further states that the shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan reports that its proprietary accounts, which are discussed below, are not permitted to invest in underwritten offerings.
Artisan states that there also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. Artisan further states that “same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. According to Artisan, on occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. Artisan states that, in those cases, the trader works both trades in the market at the same time, subject to the requirements of Artisan’s written trade processing procedures. Artisan further states that when orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will contact each portfolio manager involved to determine if either portfolio manager wishes to withdraw or modify his order. According to Artisan, if both orders remain unmodified, the traders may proceed to work those orders in the markets, so long as the traders follow written trade processing procedures.
Artisan states that its procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan and included in Artisan’s compliance program.
Short Selling. Artisan states that it has trade processing procedures that mitigate the potential conflict of interest in executing a shorting strategy on behalf of a client’s account. The firm states that under those procedures, no order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Artisan further states that similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. According to Artisan, these procedures prevent an investment team from taking different positions in a security. Artisan notes that it is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different Artisan investment team and that similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different Artisan investment team.
Soft Dollars and Commission Recapture. Artisan states that, as an investment adviser, Artisan has an obligation to seek best execution for clients — that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan’s investment decisions for the benefit of its clients. Artisan states that, subject to Artisan’s duty to seek best execution, Artisan’s selection of brokers is affected by Artisan’s receipt of research services.
Artisan states that it uses client commissions (i) to acquire third party research, including the eligible portion of certain “mixed use” research products, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers’ traders and analysts, access to conferences and company managements, and the provision of market information.
According to Artisan, when Artisan receives research products and services in return for client brokerage, it relieves Artisan of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan to select a particular broker or dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, according to Artisan, it chooses those brokers or dealers it believes are best able to provide the best combination of net price and execution in each transaction.
Artisan states that it uses client brokerage from accounts managed by an investment team for research used by that team. According to Artisan, because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the International Fund and the Select Value Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain types of clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan pays for such products and services from its own funds).
Artisan states that a number of Artisan’s clients, including the Select Value Fund, participate in commission recapture arrangements, pursuant to which Artisan is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan’s duty to seek best execution. Artisan states that those client directions generally require that Artisan execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan states that it tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows in to or out of an account). Artisan further states that its progress toward those commission recapture goals are monitored on an on-going basis by Artisan. Artisan states that, largely driven by developments in brokerage commission reporting in the U.K. and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest brokers or dealers have stopped facilitating commission recapture on transactions outside the U.S. Artisan believes that, as a result, commissions in non-U.S. transactions are rarely able to be recaptured.
Artisan states that it has adopted written procedures with respect to soft dollars and commission recapture.
Proprietary and Personal Investments and Code of Ethics. Artisan believes that its proprietary investments and personal investments by the firm’s personnel (“proprietary accounts”) also may present potential conflicts of interest with Artisan’s clients, including the International Fund and the Select Value Fund. Artisan states that from time to time it uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Artisan further states that proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. Artisan reports that, to the extent there is overlap between the investments of one or more proprietary accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.
Artisan states that personal transactions are subject to Artisan’s Codes of Ethics, which generally provide that personnel of Artisan may not take personal advantage of any information that they may have concerning Artisan’s current investment program. Artisan further states that the Codes require pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibits Artisan’s personnel from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty days. Artisan reports that certain transactions, including trading of mutual funds for which Artisan acts as adviser or sub-adviser, are excluded from the short-term trading limitation. Artisan further reports that trading in mutual fund shares is excluded from that prohibition because funds typically have their own policies and procedures related to short-term trading activity.
Artisan states that, in addition, the Codes require reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan’s compliance department quarterly or more frequently. Artisan states that it reviews those reports for conflicts, or potential conflicts, with client transactions.
Artisan states that the Codes prohibit the purchase and sale of securities to and from client accounts, and that the Codes also contain policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan’s clients.
Fees. Artisan states that, like the fees Artisan receives from the International Fund and the Select Value Fund, the fees Artisan receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. Artisan further states, however, that Artisan may, under certain circumstances, negotiate performance-based fee arrangements. Artisan states that performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. Artisan reports that, as of December 31, 2011, Artisan had five separate accounts with performance-based fees encompassing all of its investment strategies. Artisan states that none of the five separate accounts are in Artisan’s non-U.S. growth or U.S. mid-cap value strategy. Artisan further states that, although Artisan may have an incentive to manage the assets of accounts with performance—based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan’s procedures to manage all clients within a particular strategy similarly regardless of fee structure.
Compensation
Artisan states that an Artisan portfolio manager is compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategies, including the International Fund and the Select Value Fund. Artisan further states that none of the portfolio managers’ compensation is based on the performance of the accounts they manage, except to the extent that positive account performance results in increased investment management fees earned by Artisan based on assets under management. Artisan states that it bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns its portfolio managers’ interests more closely with the long-term interests of clients.
Artisan states that its portfolio managers participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried associates of the firm, and that all senior professionals, including portfolio managers, have, or are expected to have over a reasonable time, limited partnership interests in the firm.
Atlanta Capital
Atlanta Capital reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth Fund
Richard England, CFA	6	$2,390.7	1	$37.6	124	$2,164.8
Paul Marshall, CFA	5	$2,346.5	1	$37.6	124	$2,164.8
Potential Conflicts of Interest
Atlanta Capital states that it is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources, and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and other accounts, Atlanta Capital states that a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Atlanta Capital states that it has established procedures to mitigate such conflicts including review of performance dispersion, policies to monitor trading and best execution and annual review of the compensation weighting process by senior management to ensure incentives are properly aligned across all client accounts.
Atlanta Capital states that it does not use short sales, IPOs or private placements in managing accounts for its clients. Atlanta Capital states that it does not engage in cross trades unless a client has specifically authorized the transaction and does not engage in cross trades for ERISA clients. In some cases, the firm states that another account managed by a portfolio manager may compensate Atlanta Capital based on the performance of the securities held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources, and investment opportunities. Whenever conflicts of interest arise, Atlanta Capital states that the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested parties. In addition, Atlanta Capital states that it monitors and reviews performance dispersion for accounts with incentive fee arrangements as compared to similarly managed non-incentive accounts on a monthly basis.
Atlanta Capital states that it relies on its trade aggregation, allocation, and sequencing policies to manage potential conflicts of interest among all of its client accounts, whether the account is a commingled investment vehicle or a separately managed account.
Compensation of Portfolio Managers
Compensation Structure: The firm states that the compensation of Atlanta Capital portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC”) nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Atlanta Capital states that certain senior executives and investment professionals are eligible to receive profit participation ownership interests in Atlanta Capital based entities. The firm states that all employees also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees, and that compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis. Atlanta Capital states that cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year-end of EVC.
Method used by Atlanta Capital to Determine Compensation: Atlanta Capital states that it compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. The firm states that each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Atlanta Capital states performance is normally based on periods ending on the June 30th preceding fiscal year-end, and the primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. Atlanta

Capital notes that fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, Atlanta Capital states that investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The firm states that performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.
Atlanta Capital states that the compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.
Atlanta Capital states that it seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Atlanta Capital states that it utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. The firm states that salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company, EVC. Atlanta Capital states that the size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with EVC. and depends primarily on Atlanta Capital’s profitability for the year. While the salaries of Atlanta Capital portfolio managers are fixed, the firm states that cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein. Atlanta Capital states that there are no differences in methods used to determine compensation of portfolio managers with respect to the Fund and other accounts.
BHMS
BHMS reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Equity Income Fund
Robert J. Chambers*	8	$1,068.1	4	$758.1	73	$4,490.2
R. Lewis Ropp	—	—	—	—	10	$307.2

*	Mr. Chambers is part of a team managing 57 other accounts in the large cap value strategy.
Potential Conflicts of Interest
BHMS believes that actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account, including mutual fund accounts. BHMS states that it manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. The firm states that its allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
Compensation of Portfolio Managers
BHMS states that in addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually, and that portfolio managers and analysts are rated on their value added to the team-oriented investment process. The firm states that overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager, and that compensation is not tied to a published or private benchmark. BHMS believes that it is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.
BHMS states that the compensation of portfolio managers is not directly tied to the Fund’s performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. It further states that, of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. According to BHMS, the consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team. BHMS reports that the compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, the firm states that many of its key investment personnel have a long-term incentive compensation plan in the form of an equity interest in the firm.
BlackRock
BlackRock reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts*
Fund/Portfolio		Total Assets		Total Assets (in			Total Assets
Manager(s)	Number	(in billions)	Number	billions)	Number		(in billions)
Inflation Protected Securities Fund
Brian Weinstein	13	$9.65	23	$7.93	187	*	$78.41	*

Martin Hegarty	8	$8.02	3	$0.38	35	*	$15.74	*

*	Seven (7) other accounts with aggregate assets of $2.10 billion have advisory fees based on account performance.
Potential Conflicts of Interest
BlackRock states that it has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock further states that it has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. BlackRock states that, nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. BlackRock states that, in addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock further states that it, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock states that it may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. BlackRock states that certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. BlackRock notes that Messrs. Weinstein and Hegarty may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. In addition, BlackRock states that Messrs. Weinstein and Hegarty may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
BlackRock states that, as a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. BlackRock reports that, when it purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock states that it attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. BlackRock reports that, to this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Compensation of Portfolio Managers
BlackRock notes that its financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. BlackRock reports that compensation may include a variety of components and may vary from year to year based on a number of factors, and that the principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base compensation. BlackRock states that, generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. BlackRock states that discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. BlackRock states that, in most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock states that, among other things, its Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Fund and other accounts managed by each portfolio manager relative to the various benchmarks. BlackRock states that performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. BlackRock reports that with respect to these portfolio managers, such benchmarks for the Fund and other accounts are a combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Blackrock states that discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. BlackRock further states that, for some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and which vest ratably over a number of years. BlackRock states that the BlackRock, Inc. restricted stock units, upon vesting, are settled in BlackRock, Inc. common stock. BlackRock states that, typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. BlackRock further states that paying a portion of discretionary incentive compensation in BlackRock stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. BlackRock states that, providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.
     Long-Term Incentive Plan Awards — BlackRock states that, from time to time, long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. BlackRock further states that, equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. BlackRock reports that Mr. Weinstein has received long-term incentive awards.
     Deferred Compensation Program — According to BlackRock, a portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred at their election for defiend periods of time into an account that tracks the performance of certain of the firm’s investment products. BlackRock reported that all of the eligible portfolio managers have both participated in the deferred compensation program.
Other compensation benefits. BlackRock states that, in addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans — BlackRock states that BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). According to BlackRock, the employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($250,000 for 2012). BlackRock states that the RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock states that contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. BlackRock states that the ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date, and that annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. BlackRock reports that Messrs. Weinstein and Hegarty are each eligible to participate in these plans.
Calamos
Calamos reported the following regarding other accounts managed by portfolio manager(s):

Diversifying Strategies Fund	Registered Investment		Other Pooled Investment
Fund/Portfolio	Companies*		Vehicles		Other Accounts
Manager(s)	Number	Total Assets	Number	Total Assets	Number	Total Assets
John P. Calamos, Sr.	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740
Nick P. Calamos	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740
John P. Calamos, Jr.	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740
Jeff Scudieri	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740
Jon A. Vacko	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740
John Hillenbrand	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740
Steve Klouda	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740
Christopher Hartman	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740
Joe Wysocki	24	25,020,769,404	11	1,487,141,578	7,248	6,268,593,740

*	Number of accounts where advisory fee is based on account performance: 3 registered investment companies with total assets of approximately $719,611,453 million.
Potential Conflicts of Interest
Calamos states that its portfolio managers are responsible for managing both mutual fund accounts and other accounts, including separate accounts and funds not required to be registered under the

1940 Act. Calamos further states that, other than potential conflicts between investment strategies, the side-by-side management of both mutual fund accounts and other accounts may raise potential conflicts of interest due to the interest held by Calamos in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a mutual fund and another account and allocation of aggregated trades).
Calamos states that it has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos states that it will only place cross-trades in securities held by mutual funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. Calamos states that the allocation methodology employed by Calamos varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Calamos states that, generally, however, orders are placed first for those clients that have given Calamos brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos to execute trades through a specific broker. Calamos, however, further states that if the directed broker allows Calamos to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos full brokerage discretion. Calamos states that it and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.
Calamos states that a client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Calamos states that under its’ policy, allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos states that its head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.
Calamos states that it generally allocates investment opportunities for which there is limited availability among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos states that it may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos states that it is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.
Calamos believes that the potential conflicts that could arise as a result of concurrent management of the Fund and other accounts include the allocation of investment opportunities and securities purchased among these multiple accounts. Similarly, Calamos states that trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients. Calamos does not believe that any of these potential conflicts of interest are material and Calamos states that the firm has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment adviser.
Calamos states that affiliates of Calamos and Calamos Financial Services LLC (“CFS”), Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Family Partners, Inc. (“CFP”) and the owners of these affiliates, which include John P. Calamos, Sr., Nick P. Calamos and John Calamos, Jr. (“Calamos Family”), may invest in products managed by Calamos to support the continued growth of investment products and strategies, including investments to seed new products. Calamos states that notwithstanding any provision to the contrary in the Calamos Code of Ethics, investments made by CAM, CILLC, CFP and the Calamos Family in products managed by Calamos are not subject to restrictions of the Calamos Code of Ethics regarding short term or speculative trading, and that as a result, such entities or individuals may hedge corporate or personal investments in such products. The firm states, however, that these hedging transactions are subject to pre-clearance by the Calamos Compliance Department and reporting to the CAM Audit Committee. In addition, Calamos states that the trading execution order must be (1) products or accounts managed by Calamos (2) CAM, (3) CILLC, (4) and CFP and/or the Calamos Family. The firm states that all other provisions of the Calamos Code of Ethics are otherwise applicable.
Calamos states that its General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.
Compensation of Portfolio Managers
Calamos states that as of October 31, 2011, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos. Calamos further states that each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash, and that their target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. Calamos states that, for example, the target bonus for a Team Leader who earns $500,000 would range from $1,500,000 to $3,000,000 and the Team Leader’s maximum annual bonus opportunity would range from $2,250,000 to $4,500,000. Calamos also states that, due to the ownership and executive management positions with Calamos Asset Management, Inc., additional multiple corporate objectives are utilized to determine the target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. Calamos states that for 2011, the additional corporate objectives were distribution effectiveness, as measured by redemption rates and sales growth; investment performance; income growth, as measured by operating margin; management evaluation, based upon several factors including the execution of strategic initiatives; and stockholder return over a 36-month period relative to the industry peer group.
Calamos states that as of October 31, 2011, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki receive all of their compensation from Calamos. Calamos states that they each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and long-term incentive awards, and that each of these associates has a bonus range of opportunity which is expressed as a percentage of base salary. Calamos further states that each of these associates is also eligible for discretionary long-term incentive awards, however these awards are not guaranteed from year to year. Calamos states that long-term incentive awards consist of restricted stock units or a combination of restricted stock units and stock options.
Calamos states that the amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. According to Calamos, the Team Leaders’ compensation structure does not differentiate between the Fund and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Calamos states that portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos.
Calamos states that all Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan and that the target annual equity awards are set at a percentage of their respective base salaries.
Calamos states that historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units. According to Calamos, most of the stock options and restricted stock units issued have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Calamos states that unless terminated early, the stock options have a ten-year term.
Columbus Circle
Columbus Circle reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Growth Fund
Anthony Rizza	7	$3,079	6	$685	105	*	$4,566	*
Thomas Bisighini	7	$3,079	6	$685	105	*	$4,566	*

*	Two (2) of these accounts with assets together totaling $174 million have an advisory fee based on performance.
Potential Conflicts of Interest
Columbus Circle states that it focuses on providing institutional equity management services. Columbus Circle further states that it provides portfolio management services to high net worth individuals, pension and profit-sharing plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, trust programs, registered mutual funds, private investment funds and other institutions.
Columbus Circle states that its clients include both affiliated and unaffiliated registered investment companies and private investment funds and that, in some cases, Columbus Circle has also entered into performance fee arrangements with qualified clients. Columbus Circle states that it and its affiliates and personnel additionally have personal investments in its affiliated private funds, and that such affiliations and fee arrangements create an incentive to favor certain accounts over other accounts in the allocation of investment opportunities. Columbus Circle states that it has procedures designed and implemented to ensure that all clients are treated fairly and equally, and to prevent these conflicts from influencing the allocation of investment opportunities among clients. The firm further states that these procedures involve aggregating portfolio transactions and allocating them among similarly managed client accounts on a pro rata basis (or rotational basis for IPOs, as necessary) subject to specific account restrictions or limiting circumstances.
Columbus Circle states that, in placing orders for the purchase and sale of securities for its clients, Columbus Circle seeks quality execution at favorable prices through responsible broker-dealers. The firm further states that, in selecting broker-dealers to execute transactions, it considers such factors as the broker’s reliability, the quality of its execution services, its financial condition, its commission rates on agency transactions, its ability to use capital, and the general brokerage and research services that it provides. Columbus Circle states that it utilizes client commissions for the purchase of research and order execution services provided these services assist Columbus Circle in the investment process. Columbus Circle also states that it utilizes brokers who refer investors to Columbus Circle. Columbus Circle states that it monitors its brokerage allocation decision-making and does not consider referrals in its brokerage selection processes. Columbus Circle also states that it does not execute any client transactions through affiliated entities.
Columbus Circle states that it has also adopted a code of ethics that governs its investment management services, and that this document emphasizes Columbus Circle’s fiduciary duty and commitment to fair and equitable treatment, including prohibitions on insider trading. Columbus Circle states that the code of ethics is further designed to assure that the personal securities transactions, activities and interests of the employees of Columbus Circle will not interfere with (i) making decisions in the best interest of advisory clients and (ii) implementing such decisions while, at the same time, allowing employees to invest for their own accounts. Columbus Circle states that, under the code, certain classes of securities have been designated as exempt transactions, based upon a determination that these would materially not interfere with the best interest of Columbus Circle’s clients. Columbus Circle states that, in addition, the code requires pre-clearance of many transactions, and restricts trading in close proximity to client trading activity. The firm states that, nonetheless, because the code of ethics in some circumstances would permit employees to invest in the same securities as clients, there is a possibility that employees might benefit from market activity by a client in a security held by an employee. Columbus Circle states that employee trading is continually monitored under the code of ethics to reasonably prevent conflicts of interest between Columbus Circle and its clients.
Finally, Columbus Circle states that it votes proxies according to pre-determined issue determinations in the first instance, and according to an independent third party’s recommendations if the matter does not meet the established voting parameters. The firm further states, however, that should Columbus Circle determine not to accept the third party’s recommendation and a conflict of interest exists, then Columbus Circle would request client consent to vote the issue. Columbus Circle states that conflicts of interest may exist if Columbus Circle manages assets for an issuer or other business relationships exist between Columbus Circle and an issuer.

Compensation of Portfolio Managers
Columbus Circle states that it seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals and that its compensation structure is comprised of the following:
a.	Base Salary. Each member of the professional staff is paid a fixed base salary, which varies depending on the experience and responsibilities assigned to that individual. The firm’s goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.
b.	Bonus. Each member of the professional staff is eligible to receive an annual bonus. Targeted bonus amounts vary among professional staff based on the experience level and responsibilities. Bonus compensation is based upon the performance of the investment strategy and the role that person plays in adding to the overall value added to the portfolio(s).
A second bonus pool is for long term compensation and retention. Five percent of the firm’s profits are allocated to certain employees via a three year cliff vesting deferred cash program. These units are awarded based on the employees’ contribution to Columbus Circle during the year.
c.	Equity Payments. Professional staff who are partners of Columbus Circle receive also quarterly distributions based upon their equity ownership share and firm profitability.
Columbus Circle states that all Columbus Circle employees are eligible to participate in a competitive benefits package including health and retirement benefits in the form of a 401(k) plan.
FMI
FMI reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth & Income Fund
Ted Kellner	5	$5,640.1	6	$866.2	929	$5,289.9
Patrick English	5	$5,640.1	6	$866.2	929	$5,289.9
John Brandser	5	$5,640.1	6	$866.2	929	$5,289.9
Andy Ramer	5	$5,640.1	6	$866.2	929	$5,289.9
Potential Conflicts of Interest
FMI states that it is also responsible for managing other portfolio accounts and that the side-by-side management of the Fund and other accounts may raise potential conflicts of interest in areas such as allocation of aggregated trades. FMI further states that all security purchase and sell decisions are approved by the firm’s portfolio management committee, which consists of the firm’s investment professionals and that those decisions are then implemented and allocated across all of the firm’s client portfolios in an equitable manner. There may be occasions when a trade order is unable to be filled across all client portfolios. FMI states that it has developed policies and procedures that are designed to mitigate any conflicts of interest in these situations.
Compensation of Portfolio Managers
FMI reported the following regarding compensation paid to each portfolio management committee member:

	Form of	Source of
Name	Compensation	Compensation	Compensation Methods
Ted Kellner Patrick English John Brandser Andy Ramer	Salary and Bonus	FMI	Salary and bonus are based upon the revenues of FMI. The type of portfolio and the source of revenues have no bearing on the portfolio managers’ salary or bonus, except insofar as they affect the revenues of FMI.
GlobeFlex
GlobeFlex reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
International Fund
Robert Anslow	2	$61	3	$193	52	*	$2,418 *

*	Three (3) of these accounts with aggregate assets of $361 million have advisory fees based on account performance.
Potential Conflicts of Interest
GlobeFlex does not believe that any material conflicts of interest may arise in connection with the management of the Fund and its other accounts. The firm states that all accounts are managed as a team, utilizing a systematic process; all accounts with the same strategy hold the same securities at the same proportionate weightings, subject to client constraints and cash flows, and all accounts are managed the same whether GlobeFlex is compensated using an asset-based fee or a performance-based fee. Lastly, the firm states that all trades are blocked and allocated pro rata among accounts. GlobeFlex states that it has adopted policies and procedures that are designed to ensure that all clients are treated fairly.
Compensation of Portfolio Managers
The firm states that the GlobeFlex investment team is compensated by fixed base salary and an annual performance bonus linked to both qualitative and quantitative measures. According to the firm, factors the firm considers include overall performance of all GlobeFlex equity strategies relative to appropriate peer groups and benchmarks over one and three year periods, as well as contribution to the original research effort, and general value-added to its team. GlobeFlex states that members of the investment team who are also GlobeFlex partners receive equity distributions based on firm-wide profits and that performance is measured on a pre-tax basis and all forms of compensation are in cash. The firm states that, in addition, portfolio managers participate in all other group benefits offered to all GlobeFlex employees, such as retirement and health plans, and that GlobeFlex personnel do not receive different or special compensation with respect to the Fund.
LMCM
LMCM reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Aggressive Opportunities Fund
Sam Peters	2	$3,326	0	$0	2	$245
Albert Grosman	1	$753	1	$2	2	$7
Potential Conflicts of Interest
LMCM states that each portfolio manager has day-to-day management responsibility for multiple accounts, which may include mutual funds, separately managed advisory accounts, commingled trust accounts, offshore funds, and insurance company separate accounts. The firm believes that the management of multiple accounts by the portfolio manager may create the potential for conflicts to arise. For example, the firm states, even though all accounts in the same investment style are managed similarly, the portfolio manager makes investment decisions for each account based on the investment guidelines, cash flows, and other factors that the manager believes are applicable to that account. LMCM states that, consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at different times. According to the firm, a portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the Fund. It further states that trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, the firm states, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the Fund maintained its position in the security. LMCM believes that a potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability. The firm states that this conflict may be heightened where an account is subject to a performance-based fee. LMCM believes that a portfolio manager’s personal investing may also give rise to potential conflicts of interest. LMCM states that it has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.
Compensation of Portfolio Managers
LMCM states that all of its portfolio managers are paid a fixed base salary and a bonus. LMCM further states that bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager’s accounts relative to the product’s published benchmark, the portfolio manager’s performance over other time periods, the total value of the assets managed by the portfolio manager, the portfolio manager’s contribution to the research process, the profitability of LMCM and the portfolio manager’s contribution to profitability, and trends in industry compensation levels and practices.
LMCM states that portfolio managers are also eligible to receive stock options from Legg Mason, Inc., the parent company of LMCM, based upon an assessment of the portfolio manager’s contribution to the success of the company. LMCM further states that they are also eligible for employee benefits, including, but not limited to, health care and other insurance benefits, an Employee Stock Purchase Plan, and participation in the Legg Mason Inc. 401(k) program with a corporate match and profit sharing contribution.
As of March 31, 2010, LMCM reports that the portfolio managers became eligible for LMCM’s Long Term Incentive Plan. LMCM states that the plan is a nonqualified deferred compensation plan under the rules and regulations of the IRS and is exempt from most of the rules and regulations under ERISA. LMCM further states that the award vests ratably over a 5 year period.
Mellon Capital
Mellon Capital reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Core Bond Index Fund
Dave Kwan	11	$5,439	29	$14,651	32	$5,439
Lowell Bennett	11	$5,439	29	$14,651	32	$5,439

*	Number of accounts where advisory fee is based on account performance: 4 other pooled investment vehicles with total assets of $274 million and 1 other account with total assets of $1,167 million.

	Registered Investment		Other Pooled Investment
	Companies		Vehicle		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
500 Stock Index, Broad Market Index, Mid/Small Company Index and Overseas Equity Index Funds
Richard Brown	81	$37,754	83	$61,058	67	$62,596
Karen Wong	81	$37,754	83	$61,058	67	$62,596
Thomas J. Durante	81	$37,754	83	$61,058	67	$62,596

	Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Diversifying Strategies Fund
Vassilis Dagioglu	9	$993	31	$6,123	115	$7,371
James H. Stavena	9	$993	31	$6,123	115	$7,371
Torrey K. Zaches	9	$993	31	$6,123	115	$7,371

*	Number of accounts where advisory fee is based on account performance: 9 other pooled investment vehicles with total assets of $917.6 million and 18 other accounts with total assets of $3,462 million.
Potential Conflicts of Interest
Mellon Capital believes that, because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The firm states that each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. The firm states, however, that the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. According to the firm, the portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. Mellon Capital states that a portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. The firm states that, for example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, the firm states, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. Mellon Capital states, however, that the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. The firm states that there are many other factors considered in determining a portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). Mellon Capital states that it has a fiduciary duty to manage all client accounts in a fair and equitable manner, and that to accomplish this, the firm has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading and purchases of securities from affiliate underwriters). Mellon Capital states that these procedures are intended to help employees identify and mitigate potential side by side conflicts of interest. Mellon Capital states that it has also developed a conflicts matrix listing potential side by side conflicts and compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest.

Compensation of Portfolio Managers
According to Mellon Capital, the primary objectives of the Mellon Capital compensation plans are to:
•	Motivate and reward superior investment and business performance

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•	Create an ownership mentality for all plan participants
Mellon Capital states that the investment professionals’ cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred), and that an investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Mellon Capital further states that a portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Mellon Capital states that funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability, and therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Mellon Capital states that annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”), and that these targets are derived based on a review of competitive market data for each position annually. Mellon Capital states that annual awards are determined by applying multiples to this target award and that awards are 100% discretionary. Mellon Capital states that the factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Mellon Capital states that other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Mellon Capital states that awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.
Mellon Capital states that these positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. Mellon Capital further states that this plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.
Mellon Capital states that its portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. Mellon Capital states that the same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mellon Capital states that mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Mellon Capital states that certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. Mellon Capital states that these plans are structured to provide the same retirement benefits as the standard retirement benefits. Mellon Capital states that, in addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.
Mondrian
Mondrian reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
International Fund
Elizabeth Desmond	9	$2,831	4	$3,371	21	$6,810
Nigel Bliss	1	$535	1	$589	14	$3,132
Potential Conflicts of Interests
Mondrian believes that there are not any material conflicts of interest that may arise in its management of Fund assets that have been allocated to it, and of any other accounts managed with similar investment guidelines. Mondrian states that it acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that Mondrian believes can arise in the course of its investment management business activities, together with a summary of Mondrian’s policy in that area:
Allocation of aggregated trades
Mondrian states that it may from time to time aggregate trades for a number of its clients. Mondrian’s policy requires that all allocations of aggregated trades must be fair among clients, and that transactions involving commingled orders are allocated in a manner Mondrian deems equitable to each account. Mondrian further states that, when a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. Mondrian states that when a trade can be allocated in a cost efficient manner to Mondrian’s clients, it will be prorated across all participating accounts. Mondrian states that it may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian states that it will consider consistency of strategy implementation among participating accounts.
Allocation of investment opportunities
Mondrian states that it is an investment manager of multiple client portfolios and that, as such, it has to ensure that investment opportunities are allocated fairly between clients. Mondrian states that there is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities. Mondrian further states that it makes security selection decisions at committee level and that those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities. According to Mondrian, all portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Mondrian states that sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates. See also “Side-by-side management of hedge funds” below.
Allocation of IPO opportunities
Mondrian believes that Initial Public Offerings (“IPOs”) present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to. Mondrian states that its clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades, and that all IPO purchases are allocated on a strict pro-rata basis.
Dealing in investments as principal in connection with the provision of seed capital
Mondrian believes that a conflict of interest exists when a portfolio management firm manages its own money alongside client money. Mondrian states that it generally does not trade for its own account. Mondrian further states, however, that Mondrian affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian states that it serves as the investment manager to these investment vehicles and that it operates dealing policies designed to ensure the fair and equal treatment of all clients, e.g., the allocation of aggregated trades among clients. Mondrian states that these policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.
Directorships and external arrangements
Mondrian states that certain of its staff may hold positions in external organizations. Mondrian believes that there is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment / directorships) ahead of the interests of Mondrian clients. Mondrian states that, before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of Mondrian’s Chief Executive Officer (“CEO”). Mondrian states that its Chief Compliance Officer (“CCO”) must also be informed of all such appointments and changes. Mondrian states that its CEO and CCO will only permit appointments that would not present a conflict of interest with the individual’s responsibilities to Mondrian clients.
Dual agency
Mondrian believes that “dual agency” (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. Mondrian believes that in such circumstances, there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate. Mondrian states that it may act as agent for both buying and selling parties with respect to transactions in investments. Mondrian further states that, if Mondrian proposes to act in such capacity, Mondrian’s portfolio manager will first obtain approval from the Mondrian’s CCO. Mondrian states that its CCO has an obligation to ensure that both parties are treated fairly in any such trade.

Employee personal account dealing
Mondrian believes that there are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account. Mondrian states that it has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction for their own account which conflicts with client interests. Mondrian states that its rules which govern personal account dealing and general ethical standards are set out in Mondrian’s Code of Ethics.
Gifts and entertainment (received)
Mondrian has indicated that in the normal course of its business, Mondrian employees may receive gifts and entertainment from third parties, e.g., brokers and other service providers and that this results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients. Mondrian states that it has a policy which requires that gifts and entertainment received are reported to Mondrian’s CCO (any items in excess of £100 require pre-approval), and that all gifts and entertainment are reviewed by Mondrian to ensure that they are not inappropriate and that Mondrian staff have not been unduly influenced by them.
Gifts and entertainment (given)
In addition, Mondrian states that, in the normal course of business, its employees may provide gifts and entertainment to third parties. Mondrian believes that excessively lavish gifts and entertainment would be inappropriate. Mondrian states that it has a policy which requires that any gifts and entertainment provided are reported to Mondrian’s CCO (any items in excess of £200 require pre-approval), and that all gifts and entertainment are reviewed by Mondrian to ensure that they are not inappropriate and that Mondrian staff have not attempted to obtain undue influence from them.
Performance fees
Mondrian believes that where an investment firm has clients with a performance fee arrangement, there is a risk that those clients could be favored over clients without performance fees. Mondrian states that it charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee. Mondrian believes that the potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedures for the allocation of aggregated trades among clients. Mondrian states that it allocates investment opportunities among its clients totally independently of fee arrangements.
Soft dollar arrangements
Mondrian has indicated that it may use client funds to pay brokerage commissions for the execution of transactions in the client’s portfolio. Mondrian states that, as part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends. Mondrian states that it may use this proprietary research in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage. With the exception of the receipt of proprietary research, Mondrian states that it has no other soft dollar or commission sharing arrangements in place with brokers.

Compensation of Portfolio Managers
Mondrian states that it compensates its portfolio managers as follows:
1.	Competitive Salary — All investment professionals are remunerated with a competitive base salary.
2.	Profit Sharing Bonus Pool — All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).
3.	Equity Ownership — Mondrian is 100% employee owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business.
Mondrian states that its incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing and that, as an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.
Mondrian states that, at Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system, and that this means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.
Compensation Committee
In determining the amount of bonuses and equity awarded, Mondrian states that its Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.
Defined Contribution Pension Plan
Mondrian states that all portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. Mondrian further states that the Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members and that, in addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

Payden & Rygel
Payden & Rygel reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Low Duration Bond Fund
Brian W. Matthews	—	—	—	—	58	$4,996
Mary Beth Syal	5	$1,603	1	$42	44	$2,562

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Discovery Fund
Asha B. Joshi	—	—	—	—	27	$4,243
Brian W. Matthews	—	—	—	—	58	$4,996

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Diversifying Strategies Fund
Mary Beth Syal	5	$1,603	1	$42	44	$2,562
Brian W. Matthews	—	—	—	—	58	$4,996
Potential Conflicts of Interest
As a fiduciary, Payden & Rygel states that it has an affirmative duty of care, loyalty, honesty and good faith to act in the best interests of its clients. The firm believes that compliance with this duty can be achieved by trying to avoid conflicts of interest and by fully disclosing all material facts concerning any conflict that does arise with respect to any client.
Conflicts Among Client Accounts: Payden & Rygel states that conflicts of interest may arise where Payden & Rygel or its employees have reason to favor the interests of one client over another (e.g., larger accounts over smaller accounts, or accounts compensated by performance fees over accounts not so compensated). In such a situation, Payden & Rygel states that it and its employees are specifically prohibited from engaging in any inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.
Client Accounts: Trade Allocation/Aggregation Policy. The firm states that, to maintain efficient trading operations and to ensure that its clients enjoy the benefits of such efficient operations, Payden & Rygel often trades securities in large dollar amounts, which are then allocated in smaller amounts among several client accounts. The firm believes that clients generally benefit from this process because these “block trades” are transacted at a price that may not be available in smaller size trades. Payden & Rygel states that, whether allocating block trades among client accounts, or allocating investment opportunities (e.g., allocation of opportunities to invest in initial public offerings or other new issues), or determining how to aggregate equitably trades for two or more clients, Payden & Rygel’s goal and procedures are the same in each case. The firm seeks to treat similar client portfolios with similar investment strategies fairly with no client receiving preferential treatment over another client. Thus, the firm states, when purchasing a security that is suitable for more than one client account with similar investment strategies, the basic procedure of the Payden & Rygel’s traders is to allocate the purchase of the security on a pro rata basis across all such accounts. The firm further states that, by the same token, when selling a partial amount of a security held by many accounts, Payden & Rygel’s basic procedure is to allocate the sale of the security on a pro rata basis across all such accounts.
Compensation of Portfolio Managers
Payden & Rygel states that, in addition to highly competitive base salaries, each employee receives annual cash bonuses based on merit and corporate profitability. Bonuses are extended to all members of the firm.
Payden & Rygel states that key personnel receive either a deferred compensation plan or equity ownership in the company, and that incentive compensation is based partially on individual performance and partially on the firm’s performance. The firm states that bonuses are not based on asset growth or returns, and that the percentage of compensation, which is base salary plus bonus, or equity incentives, varies between individual investment professionals.
Payden & Rygel states that it does not compensate directly on performance of individual portfolios, business brought in or any other specific measure, and that cash bonuses are determined on overall contribution and are subjective. The firm believes that basing compensation on specific measures such as investment performance can at times create conflicts of interest.
PIMCO
PIMCO reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Inflation Protected Securities Fund
Mihir Worah	23	$68,267.56	18	$9,783.64	65	*	$26,144.99 *

*	13 of these accounts with aggregate assets of $3,142.96 million have an advisory fee based upon the performance of the account.
Conflicts of Interest
PIMCO believes that, from time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. PIMCO states that potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. PIMCO states that other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund, and that the other accounts might also have different investment objectives or strategies than the Fund.
Knowledge and Timing of Fund Trades. According to PIMCO, a potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. PIMCO states that because of their positions with the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund’s trades, and that it is theoretically possible that the portfolio manager could use this information to the advantage of other accounts the portfolio manager manages and to the possible detriment of the Fund.
Investment Opportunities. According to PIMCO, a potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. PIMCO states that, often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully, and that similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO states that it has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
PIMCO states that, under its allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO states that it has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.
PIMCO states that conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, PIMCO states that decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, PIMCO explains that a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities.
Additionally, PIMCO reports that if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, the portfolio manager may be restricted from purchasing securities or selling securities for the Fund. PIMCO states that when making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Performance Fees. According to PIMCO, the portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. PIMCO believes that performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO states that it has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.
Portfolio Manager Compensation
PIMCO states that it has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. PIMCO states that the Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. According to PIMCO, the compensation of portfolio managers consists of a base salary, a discretionary performance bonus, and may include an equity or long term incentive component. PIMCO reports that certain of its employees, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO states that it also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation, and that PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
PIMCO reports that its Total Compensation Plan consists of three components:
Base Salary. PIMCO reports that base salaries are determined based on core job responsibilities, market factors and internal equity. PIMCO states that base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market, and that base salary is paid in regular installments throughout the year and payment dates are in line with local practice.
Performance Bonus. PIMCO reports that performance bonuses are designed to reward individual performance and that each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. PIMCO states that the objectives will outline individual goals according to pre-established measures of the group or department success. The firm states that achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of PIMCO’s Compensation Committee’s bonus decision process. PIMCO states that final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.
Equity or Long Term Incentive Compensation. PIMCO states that equity allows certain professionals to participate in the long-term growth of the firm. PIMCO reports that its M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. PIMCO states that M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. PIMCO states that option awards may represent a significant portion of individual’s total compensation.

PIMCO explains that in certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use its Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. PIMCO states that its LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Asset Management, and PIMCO over a three-year period. PIMCO states that the aggregate amount available for distribution to participants is based upon Allianz Asset Management’s profit growth and PIMCO’s profit growth.
PIMCO states that participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.
PIMCO reports that, in addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
According to PIMCO, a portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager.
Profit Sharing Plan. PIMCO states that, instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. PIMCO further states that portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

Shenkman
Shenkman reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
Diversifying Strategies Fund	Companies		Vehicles			Other Accounts
Fund/Portfolio		Total Assets			Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)	Number	(in millions)
Mark R. Shenkman	8	$3,183	18	*	$3,686 *	242	$17,732
Raymond F. Condon	2	$201	3		$69	104	$553

*	Number of accounts where advisory fee is based on account performance: three other pooled investment vehicles with total assets of approximately $647 million.
Potential Conflicts of Interest
Shenkman states that in addition to separate accounts, it also serves as investment adviser to commingled investment vehicles, including one hedge fund. Shenkman states that its commingled vehicles are managed identically to Shenkman’s other separate accounts, subject to differences in relevant investment strategies, guidelines and restrictions. Shenkman states that its Identification of Conflicts of Interest Policy is used to identify and resolve conflicts between client accounts, including the commingled funds.
Furthermore, Shenkman states that it maintains a trade allocation policy which calls for the allocation of investment opportunities among client accounts with similar investment objectives fairly over time while attempting to maintain minimum dispersion of returns. According to Shenkman, its one hedge fund is managed differently than the investment strategy that Shenkman employs on behalf of its long-only portfolios. Shenkman states that there are limited circumstances under which it would be executing “side by side” trades for the hedge fund and the long only portfolios and that, to the extent the firm did execute such a trade, Shenkman would implement its trade allocation policy.
Shenkman believes that if it effects cross transactions between clients, even in situations in which it believes there is no disadvantage to its clients, such transactions may nonetheless create an inherent conflict of interest because Shenkman has a duty to obtain the most favorable price for both the selling client and the purchasing client. Shenkman states that when engaging in cross transactions, it will ensure that all parties to the transaction receive at least as favorable a price as would be received if the transaction were executed on the open market.
Shenkman states that from time to time, it may be appropriate for Shenkman to aggregate client orders for the purchase or sale of securities. According to Shenkman, it engages in this practice to achieve more favorable execution prices for clients by buying and selling securities in greater quantities. Shenkman states that in aggregating client orders for securities, including any orders placed for private investment vehicles, it will ensure that no investment advisory client will be favored over any other investment advisory client; and each client that participates in an aggregated order shall participate on an average price basis for Shenkman’s transactions in that security on a relevant day and transaction costs (if any) shall be shared pro rata based on each client’s participation in the transaction.
From time to time, Shenkman states that it may have arrangements with brokers and/or affiliates of brokers who may recommend Shenkman’s products or services to their respective clients (in such capacity, “Sponsors/Consultants”). Generally, Shenkman states that it does not compensate Sponsors/Consultants in connection with any such arrangements (to the extent Shenkman does compensate Sponsors/Consultants, the terms of such arrangements are disclosed in accordance with Rule 206(4)-3 under the Investment Advisers Act of 1940). Shenkman further states that a conflict of interest may arise because Shenkman may execute securities transactions on behalf of its clients, including the Fund, through brokers who are, or who have affiliates who are, Sponsors/Consultants. As a fiduciary, Shenkman states that it has an obligation to obtain best execution for its clients. Shenkman states that the allocation of transactions to brokers who are (or that have affiliates who are) Sponsors/Consultants is subject at all times to Shenkman’s obligation to obtain best execution under the circumstances. Shenkman states that its Chief Compliance Officer periodically monitors Shenkman’s arrangements with Sponsors/Consultants and its trading activity with brokers who are (or who have affiliates who are) Sponsors/Consultants to ensure that Shenkman has obtained best execution in accordance with its policies and procedures.
Shenkman states that it permits its team members to trade securities for their own accounts. Investment Personnel, through their role at the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients. Thus, Shenkman states that it has an obligation to assure that its team members do not “front-run” trades for clients or otherwise favor their own accounts. To that end, Shenkman states that it maintains a personal trading policy that includes pre-clearance procedures that require team members to pre-clear all securities trades, as well as shares of mutual funds for which Shenkman acts as sub-adviser.
According to Shenkman, if it charges performance fees on any client accounts and shares those fees with the portfolio managers, such portfolio managers may be inclined to take investment risks for client accounts that are outside the scope of such client’s investment objectives and strategy. Shenkman states that it maintains procedures to review the holdings of each account periodically to assure that all securities in the account comply with the investment and risk parameters of such account. Shenkman believes that if it charges a performance fee on accounts that receive “new issues,” Shenkman may have a potential conflict of interest in allocating new issues to these accounts. Shenkman states that it maintains an allocation policy and the Chief Compliance Officer oversees a review of allocations of new issues periodically to ensure that they are being allocated among all eligible accounts in an equitable manner.
Compensation of Portfolio Managers
Shenkman states that its portfolio managers represent the majority of the firm’s senior management, and that their compensation is not formally tied to a specific list of criteria. According to Shenkman, they are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability.

Southeastern
Southeastern reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles				Other Accounts
Fund/Portfolio		Total Assets			Total Assets				Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)		Number		(in millions)
Equity Income and Aggressive Opportunities Funds
O. Mason Hawkins	6	$12,786	8	*	$1,265	*	185	**	$16,653	**
G. Staley Cates	6	$12,786	8	*	$1,265	*	185	**	$16,653	**

*	Two (2) of these accounts with assets of $312.6 million has an advisory fee based upon the performance of the account.

**	16 of these accounts with aggregate assets of $4,436.6 million have an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
Southeastern states that conflicts of interest could arise in connection with managing the Vantagepoint Fund accounts side by side with Southeastern’s other clients. Southeastern’s clients include US, Non-US, Global and Small-Cap mandates, and investment opportunities may be appropriate for more than one category of account. Because of market conditions and investment guidelines, not all investment opportunities will be available to all accounts at all times. While Southeastern has a financial incentive to favor performance fee accounts, Southeastern has developed allocation principles designed to ensure that no account is systematically given preferential treatment over time. Southeastern’s compliance personnel routinely monitor allocations for consistency with these principles, as well as evidence of conflict of interest. Performance fee accounts are subject to the same allocation principles and compliance reviews. Southeastern personnel also have substantial ownership in the Longleaf Partners Funds, a mutual fund family for which Southeastern serves as lead manager. Longleaf’s portfolios are managed under the same allocation principles and compliance reviews as all other accounts, however, and should receive equitable treatment.
Compensation of Portfolio Managers
According to Southeastern, portfolio manager compensation at December 31, 2011 included the following: competitive salary (comparable to investment firms elsewhere); and bonus based on contribution to the firm over the year. The firm states that contribution to the firm includes: how investment ideas generated by the manager performed both in price and value growth; how the other Southeastern accounts performed as measured against inflation plus 10%; and how the overall firm performed.

SSgA FM
SSgA FM reported the following regarding other accounts managed by portfolio manager(s) as of May 31, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number*	(in billions)*	Number*	(in billions)*	Number	(in billions)*
Aggressive Opportunities Fund
Michael J. Feehily, CFA	100	$90.46	259	$257.66	365	$321.32
Dwayne Hancock, CFA	100	$90.46	259	$257.66	365	$321.32

*	This table refers to accounts of Global Equity Beta Solutions (“GEBS”) Team of State Street Global Advisors. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment arm of State Street Corporation.
Potential Conflicts of Interest
SSgA FM states that all portfolio managers may manage other types of funds and accounts, such as bank commingled funds or separate accounts, including actively managed accounts that are considered “hedge” funds or market neutral funds or funds that engage in short sales. SSgA FM states that conflicts of interest may potentially arise in SSgA FM’s side-by-side management of multiple accounts. The firm states that SSgA FM seeks to treat all client accounts fairly and equitably.
SSgA FM states that it has established processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. SSgA FM states that these policies permit clients’ trades to be aggregated where appropriate and require that aggregated client trades generally be allocated on a pro-rata basis where clients receive the average price and commission when more than one trade is executed, or more than one broker is used to execute the transactions. SSgA FM states that this allocation is done electronically by the trading desk, in most cases without any direct human intervention.
SSgA FM states that it utilizes automated trading systems to facilitate trade order management, broker confirmations and to send electronic trade files to the custodian for security movement and settlement. SSgA FM states that these electronic systems have been designed to comply with regulatory requirements and to facilitate equitable treatment of all accounts. SSgA FM states that each trade order entered on the trading system is associated with a specific account and therefore executed trades are automatically linked to the account for which the trade was entered. SSgA FM states that for blocked or aggregated trades that are executed over more than one day, the trading system allocates partially filled trades to individual accounts on a pro rata basis.
SSgA FM states that in the unusual event that there is human intervention, the allocation is still done on a pro rata basis. SSgA FM states that this is an uncommon occurrence but when it does happen it is typically related to a short term technology issue. SSgA FM states that in cases where the order management systems pro rata allocation is amended or overridden, a report is generated on a daily basis and is reviewed by the Global Head of Trading.

SSgA FM states that all fixed income orders are sent to the U.S. Fixed Income Trading Team for execution on a pre-allocated basis. SSgA FM states that in situations where the entire order cannot be fulfilled due to a lack of new issue supply or liquidity issues, a pro-rata allocation process is employed across all applicable accounts. SSgA FM states that pro-rata allocation for these orders is based on order size.
SSgA FM states that as previously mentioned, trades are allocated on a pro rata basis, among portfolios with similar investment objectives (subject to individual client constraints), resulting in a reduction in performance dispersion among portfolios and an increased efficiency. SSgA FM states that the team approach of portfolio management and trading insures that portfolios with the same investment guidelines/objectives are managed similarly.
SSgA FM states that it engages in risk analysis and performance attribution to analyze accounts across similar investment objectives for a portfolio manager to determine that accounts within the sample are demonstrating comparable investment performance results. SSgA FM states that performance deviations between accounts within the sample (i.e., side-by-side) are reviewed and escalated to the appropriate asset class CIO.
SSgA FM states that all investment management accounts of the firm are reviewed regularly by the portfolio managers for performance and compliance with applicable investment objectives, guidelines, restrictions and applicable regulatory requirements. SSgA FM states that accounts are also routinely reviewed by Compliance personnel for conformance with investment guidelines, restrictions and applicable regulatory requirements. SSgA FM states that each investment strategy is also reviewed regularly by the Investment Committee.
Compensation of Portfolio Managers
SSgA FM states that the compensation of SSgA FM’s Investment professionals is based on a number of factors. SSgA FM states that the first factor considered is external market. SSgA FM states that through a compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. SSgA FM states that this data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. SSgA FM states that the second factor taken into consideration is the size of the pool available for compensation. SSgA FM states that it is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. SSgA FM states that once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliates. SSgA FM states that the discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall investment performance of the group. SSgA FM states that that the employee’s manager, in conjunction with the senior management of the employee’s business unit, would be responsible for individual compensation decisions. SSgA FM states that these decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

STW
STW reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/		Total Assets		Total Assets		Total Assets
Portfolio Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Low Duration Bond Fund
William H. Williams	3	$399	9	$929	86	$9,798
Edward H. Jewett	3	$399	9	$929	86	$9,798
Richard A. Rezek, Jr., CFA	3	$399	9	$929	86	$9,798
Andrew B.J. Chorlton, CFA	3	$399	9	$929	86	$9,798
Neil G. Sutherland, CFA	3	$399	9	$929	86	$9,798
Julio C. Bonilla, CFA	3	$399	9	$929	86	$9,798
The number of accounts provided represents STW clients rather than each portfolio. Many of STW’s clients have more than one portfolio.
Potential Conflicts of Interest
As an investment adviser and fiduciary, STW owes its clients an undivided duty of loyalty and recognize that conflicts of interest are inherent in its business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of conflicts of interest.
STW notes that it is its policy to: (1) identify material conflicts of interest between its interests and those of its clients; (2) address at an appropriate level and mitigate to the extent possible all material conflicts of interest; and (3) fully and fairly disclose any material conflicts of interest to clients. Conflicts of interest may arise in any number of situations, such as personal and proprietary trading by an adviser and its employees and outside business activities of employees. STW states that it instructs all new employees about the potential for conflicts of interest and informs them of typical conflict situations. STW reports that it reviews its compliance program with all employees on at least an annual basis and instructs them to speak to the Chief Compliance Officer if they believe that a practice or arrangement may present a conflict of interest. STW states that its Compliance Department monitors all known conflicts of interest. In addition, STW states that its Compliance Department monitors for conflicts of interest that may arise by, for example, reviewing employee trading, outside business activities requests and proxy votes. STW states that all material conflicts of interest are addressed and mitigated to the extent possible by the Chief Compliance Officer in consultation with other members of senior management.
Compensation of Portfolio Managers
STW states that its goal is to hire and retain superior individuals through an attractive compensation package and a stimulating work environment. Employees receive a base salary, benefits and a discretionary year-end bonus tied to personal performance. The discretionary year-end bonus is determined by personal performance evaluation and dedication to the firm.
STW states that the firm’s investment professionals work as a team at the trading desk and are evaluated on their contribution to the execution of the investment process, their ability to interpret and communicate investment results and their contribution to the overall success of the firm. STW further states that team members’ employment agreements may include retention payments tied to their continued employment. STW states that no STW employee is paid any kind of investment-performance-based incentive compensation.
Although it does not provide any ownership interest in the firm, STW states that principals may participate in a bonus compensation program which is the firm’s method of allotting a portion of the firm’s net profits. STW states that employees are only eligible to participate at the discretion of the Board of Directors. STW states that potential participants in this plan must exhibit a high level of competence in his or her primary job area, a strong commitment to clients, demonstration of personal growth and success, full ownership in the quality of his or her job and full ownership in the quality of the results of the firm.
Systematic
Systematic reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/		Total Assets		Total Assets			Total Assets
Portfolio Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Select Value Fund
Ronald Mushock	9	$1,654	2	$184	897	*	$3,785	*
Kevin McCreesh	5	$1,160	3	$82	88	**	$3,163	**

*	One (1) account with assets of $72 million has an advisory fee based on account performance.

**	One (1) account with assets of $319 million has an advisory fee based on account performance.
Potential Conflicts of Interest
Systematic states that it is majority owned by Affiliated Managers Group (“AMG”), a publicly traded company, which invests in mid-sized asset management firms. Systematic further states that neither AMG nor any of their other affiliates formulate advice for Systematic’s clients and do not, in Systematic’s view, present any potential conflict of interest with Systematic’s clients. Systematic states that its portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. The firm further states that a portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Systematic states that management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

However, Systematic states that it has a variety of internal controls in place that are reasonably designed to detect such conflicts and protect the interest of its clients.
Systematic states that those material conflicts of interest the firm encounters most frequently include, without limitation, employee personal securities trading, security selection, proxy voting and security allocation, which may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. Systematic further states that, to mitigate such potential conflicts and ensure its clients are not impacted negatively by Systematic’s or its employees’ adverse actions, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, and Proxy Voting and Trade Error Policies that are designed to prevent and detect conflicts when they occur . Systematic states that it reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients. Systematic states that a portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Select Value Fund and other accounts Systematic manages.
Compensation of Portfolio Managers
Systematic states that Ron Mushock and Kevin McCreesh are Managing Partners of the firm and co-Portfolio managers for the strategy, and that their compensation consists of a combination of a fixed base salary, and a share of Systematic’s profits based upon each Partner’s respective individual ownership position in Systematic. Systematic further states that, although total compensation is influenced by Systematic’s overall profitability and therefore is based in part on the aggregate performance of all of Systematic’s portfolios, including the Select Value Fund, compensation is not based on performance of the Fund individually. Systematic states that the Partners are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees, and that the portfolio managers are not compensated based solely on the performance of, or the value of assets held in the Select Value Fund or any other individual portfolio managed by Systematic.
T. Rowe Price
T. Rowe Price reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Equity Income Fund
Brian C. Rogers	12	$29,544.7	2	$1,726.7	10	$1,080.8
Growth & Income Fund
Larry J. Puglia	14	$18,516.2	3	$1,672.5	17	$2,881.3

Potential Conflicts of Interest
The firm states that portfolio managers at T. Rowe Price typically manage multiple accounts, and that these accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds, and commingled trust accounts. T. Rowe Price further states that portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio and that consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price states that it has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, T. Rowe Price states that its portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
T. Rowe Price states that its funds may, from time to time, own shares of Morningstar, Inc. T. Rowe Price states that Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price states that it manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, T. Rowe Price states that Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.
Compensation of Portfolio Managers
T. Rowe Price states that portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant; that occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships; and that compensation is variable and is determined based on the following factors.
The firm states that investment performance over one-, three-, five-, and ten-year periods is the most important input and that the weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price states that it evaluates performance in absolute, relative, and risk-adjusted terms and that relative performance and risk adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. The firm further states that investment results are also measured against comparably managed funds of competitive investment management firms.
T. Rowe Price states that performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. The firm believes that it is important to note that compensation is viewed with a long-term time horizon. According to the firm, the more consistent a manager’s performance over time, the higher the compensation opportunity. The firm states that the increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

The firm states that contribution to T. Rowe Price’s overall investment process is an important consideration as well. According to the firm, sharing ideas with other portfolio managers, working effectively with and mentoring its younger analysts, and being good corporate citizens are important components of its long term success and are highly valued.
T. Rowe Price states that all of its employees, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group and that, in addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. The firm states that eligibility for and participation in these plans is on the same basis as for all employees. Finally, the firm states, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
T. Rowe Price states that this compensation structure is used for all portfolios managed by a portfolio manager.
TimesSquare
TimesSquare reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Aggressive Opportunities Fund
Tony Rosenthal*	6	$1,736.12	3	$118.25	130	$7,652.88
Grant Babyak**	9	$3,548.86	3	$118.25	165	$9,283.11

*	11 accounts with aggregate assets of $699.72 million have an advisory fee based upon the performance of the account.

**	13 accounts with aggregate assets of $877.88 million have an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
TimesSquare states that it is committed to ensuring that first and foremost any conflicts of interest, whether actual or apparent, are avoided. Towards that aim, TimesSquare states that it implemented and continues to maintain a compliance program that includes written policies and procedures that it believes address reasonably foreseeable potential areas of conflict. According to TimesSquare, it has designated a Chief Compliance Officer and provided the resources and support required to ensure that the compliance program remains effective. The firm states that the following highlights of TimesSquare’s compliance program are critical in the firm’s avoidance of conflicts of interest.
Code of Ethics — Personal Trading Conflicts:
TimesSquare states that, as a relatively small entity, TimesSquare treats all personnel as “Access Persons.” According to the firm, all personnel are required to follow the Access Person rules as described in detail in its compliance policies and procedures, including preclearance and holdings declarations. Further, the firm states that to ensure that TimesSquare avoids conflicts of interests its compliance department prohibits individual stock transactions in issues less than $15 billion in market capitalization or in any stock that is held in any portfolios managed by TimesSquare. TimesSquare believes that the $15 billion limitation is quite effective in avoiding conflicts since the firm predominantly manages investment portfolios with Small to Mid Cap market cap mandates. TimesSquare states that it maintains a Code of Ethics, which contains policies and procedures designed to manage and mitigate any actual or potential conflicts of interest. TimesSquare states that these policies and procedures include among others, pre-clearance and reporting, blackout periods, which prohibit Access Persons from transacting in securities that have been transacted in client accounts. TimesSquare’s states that its Code of Ethics and Compliance Manual also contain a gift policy that restricts the giving and receiving of gifts by employees.
Investment Opportunity Conflicts:
According to TimesSquare, portfolio managers for all advised accounts have equal access to all suitable transactions, consistent with TimesSquare’s policy of treating all client accounts in a manner that is fair and equitable over time. The firm states that requests for publicly traded securities may be filled by TimesSquare’s trading desk in the order in which they are received, but are generally aggregated for advised accounts (including affiliated accounts). Such aggregation is appropriate, in TimesSquare’s judgment, for the purpose of achieving best execution, and all participating accounts benefit equally from any reduced price or transaction costs. TimesSquare reports that except as directed by clients, TimesSquare and its related advisers use a proportional allocation system in the case of aggregated trades where not enough securities are available to satisfy all accounts’ requests. The firm states that, in the event that this pro rata procedure results in an allocation that is not consistent with the portfolio’s relative sizes, sector allocations, diversification, and/or cash positions, as determined by the portfolio manager, then the portfolio manager may change the allocation.
TimesSquare reports that such aggregation does not always include “program trades” for actively managed equity accounts. Program trades are defined by TimesSquare as trades of more than one security that are periodically required to rebalance portfolios. According to TimesSquare, program trades also include groups of trades required to establish desired initial portfolios for new accounts. According to the firm, program trades are executed through specific program trading firms selected by TimesSquare’s active equity trading desk.
TimesSquare states that its trading desk delegates the execution and management of program trades to the program trading firms, subject to review for best execution. In the opinion of TimesSquare, it is not always advantageous to aggregate program trades with non-program trading activity.
The firm reports that decisions to aggregate/not aggregate program trades with non-program trades are made on a case-by-case basis taking into consideration, for example, liquidity of securities involved, price limits on orders and the size of the program trade(s) as compared to non-program trades.
TimesSquare believes that, where the actual allocation of new mid cap growth equity issues is significantly lower than that requested, using the original intended allocation proportions may result in allocations to portfolios that are not meaningful. In those situations, TimesSquare states that the portfolio manager may allocate the securities received to significantly fewer portfolios than originally intended, and that those portfolios chosen to receive the smaller allocations are selected non-systematically based on a combination of portfolio performance, size, cash position, sector allocations, number of positions in the portfolio, diversification among similar companies, and minimization of custodian transaction costs to the client. According to TimesSquare while the intention is to over time allocate similar proportional amounts to all portfolios, using this methodology the largest accounts are unlikely to receive small allocations and over time may not receive similar proportional amounts. TimesSquare reports that on a quarterly basis, portfolio managers and compliance personnel monitor the proportional amounts allocated to all portfolios and the dispersion of performance for all accounts, for the last rolling twelve month period. The firm states that the objective of the reviews is to evaluate dispersion of performance and relative allocations, if any, and to determine if future allocations of IPOs and secondary offerings should be adjusted.
Proxy Voting Conflicts:
TimesSquare states that it has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service — RiskMetrics Group. The firm further states that the pre-determined guidelines are developed through consultation with equity analysts and portfolio managers, and are reviewed and approved annually by TimesSquare’s Proxy Voting Committee.
TimesSquare states that, to address potential material conflicts of interest between the interests of TimesSquare and its clients, TimesSquare adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. It further states that proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.
TimesSquare reports that, taking into consideration all pertinent factors, the proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.
TimesSquare’s states that its compliance personnel are responsible for ensuring that all proxies are voted in a manner consistent with policy and procedures, required records are maintained, and, as requested, reports provided to clients.
TimesSquare states that, while it does not anticipate material conflicts of interest arising in the proxy voting area, in the event that a conflict did arise, such conflict would be handled in accordance with its Proxy Voting Policies.
Conflict Management:
TimesSquare believes that it has not been faced with a material conflict of interest to date. However, the firm states in the event that a conflict did arise, the firm would follow its written policies in that particular area. According to the firm, as per the firm’s policies, the firm’s Chief Compliance Officer would be directly involved and charged with the management of the situation and that the Chief Compliance Officer would engage senior management as necessary and enlist legal counsel towards reviewing the situation and determining the appropriate course of action to avoid and/or resolve the conflict. TimesSquare further states that, to the extent necessary,

TimesSquare would also take corrective actions that were consistent with TimesSquare’s fiduciary duty and the best interests of its clients.
TimesSquare states that its entire mid-cap growth team is bound by its compliance program that includes written policies and procedures that the firm believes address reasonably foreseeable potential areas of conflict.
Compensation of Portfolio Managers
TimesSquare states that its compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The firm further states that the program is tied exclusively to client investment performance and financial results of the firm and its investment business and that moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers. According to TimesSquare, investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm, as described below.
Base Salaries:
TimesSquare states that base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. According to TimesSquare, based on recent research, the firm’s top performing employee compensation falls within the top decile of the industry. According to TimesSquare, studies of competitive investment management compensation practices and levels are routinely conducted to ensure that investment professionals are competitively paid. The firm states that it adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. The firm further states that for key investment decision makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.
Annual Bonus Plan:
TimesSquare states that bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons, and that such performance is measured over 1 and 3 year time periods versus the Russell Midcap Growth Index. The firm states that performance is analyzed on a pre-tax basis.
Equity Ownership:
TimesSquare states that senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period, and that, once vested, certain components with vested value are not immediately accessible to further encourage retention. The firm states that, through this stake in the firm’s business, senior professionals benefit from client retention and prudent business management. The firm reports that, currently, substantially all of the firm’s investment professionals retain ownership.

Victory Capital
Victory Capital reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicle		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth Fund
Erik Maronak	2	$193.2	2	$92.3	86	$2,111.5
Jason Dahl, CFA	2	$193.2	2	$92.3	86	$2,111.5
Scott Kefer, CFA	2	$193.2	2	$92.3	86	$2,111.5
Michael Koskuba	2	$193.2	2	$92.3	86	$2,111.5
Potential Conflicts of Interest
Victory Capital states that it is the policy of the firm that all accounts under its management be treated fairly in the allocation of investment information, expertise, and timing of investment executions, and that each client account should be treated fairly and appropriately in relation to other accounts to avoid giving a single account or group of accounts a benefit or advantage, or causing a single account or group of accounts to receive a detriment or disadvantage, that results in improperly favoring any client.
Victory Capital states that other investment companies or accounts may also invest in the same securities and may follow similar investment strategies as the Fund. Victory Capital states that the allocations of transactions are performed in a timely and efficient manner. The firm states that it may combine transaction orders (“bunching” or “blocking” trades) for more than one client account where such action appears to be equitable and potentially advantageous for each account (e.g., for the purpose of reducing brokerage commissions or obtaining a more favorable transaction price.) Victory Capital states that it will aggregate transaction orders only if it believes that the aggregation is consistent with its duty to seek best execution for its clients and is consistent with the terms of investment advisory agreements with each client for whom trades are being aggregated, and that both equity and fixed income securities may be aggregated. When making such a combination of transaction orders for a new issue or secondary market trade in an equity security, Victory Capital states that it adheres to the following objectives:
•	Fairness to clients both in the execution of orders for their account, and in the allocation of orders for the accounts of more than one client.
•	Allocation of all orders in a timely and efficient manner.
•	Maintenance of detailed records reflecting the execution and subsequent allocation of orders given for managed accounts and of client security positions in compliance with Victory Capital Policy and applicable regulatory requirements
When using a trade rotation, Victory Capital states that non-directed account trade aggregations are traded first, followed by a random rotation of directed institutional account transactions. The firm states that its wrap accounts are also executed in a random rotation as a separate group and may immediately follow the directed trade rotation.
Victory Capital states that the aggregation of transactions for advisory accounts and proprietary accounts (including partnerships and other accounts in which the firm or its associated persons are partners or participants, and managed employee accounts) is permissible. Victory Capital states that no proprietary account may be favored over any other participating account.
Victory Capital states that if a conflict of interest or potential conflict is found, its Compliance and Risk departments have procedures in place for vetting an issue and making sure all laws or regulations are met and disclosures have been made, if needed. The firm states that these procedures are generally built into operational and managerial functions. The firm states that oversight and review are overseen by its committees, such as Trade Oversight, Proxy, Client Commission, etc., and also described in Compliance’s annual review of Victory Capital’s Policies and Procedures. The firm states that the Compliance Committee is the formal committee that conducts internal oversight and that a conflict or potential conflict would also be brought to this committee’s attention. Through these various processes, the firm states that a conflict would be brought to the attention of Compliance and/or Risk and a resolution found.
Compensation of Portfolio Managers
Victory Capital states that the portfolio managers for the Fund each receives a base salary plus an annual incentive bonus for managing portfolios of investment companies, pooled investment vehicles and accounts (including other accounts for which Victory Capital receives a performance fee). The firm states that a manager’s base salary is dependent on the manager’s level of experience and expertise and that Victory Capital monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.
Victory Capital states that a portfolio manager’s annual incentive bonus is based on the manager’s individual and investment performance results. Victory Capital states that it establishes a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Victory Capital states that this target is set at a percentage of base salary, generally ranging from 40% to 150%. Victory Capital states that individual performance is based on balanced scorecard objectives established annually during the first quarter of the fiscal year, and is assigned a 50% weighting. Victory Capital states that individual performance metrics include portfolio structure and positioning as determined by a consultant, research, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to KeyCorp’s corporate philosophy and values, such as leadership, risk management and teamwork. Investment performance is based on investment performance of each portfolio manager’s portfolio relative to a selected peer group(s), and is assigned a 50% weighting. Victory Capital states that the overall performance results of each fund and all similarly-managed investment companies, pooled investment vehicles and other accounts are compared to the performance information of a peer group of similarly-managed competitors, as supplied by third party analytical agencies. Victory Capital states that the manager’s performance versus the peer group then determines the final incentive amount, which generally ranges from zero to 150% of the “target,” depending on results. For example, Victory Capital states that performance in an upper decile may result in an incentive bonus that is 150% of the “target” while below-average performance may result in an incentive bonus as low as zero. Victory Capital states that Performance results for a manager are based on the composite performance of all accounts managed by that manager on a combination of one, three and five year rolling performance. Victory Capital states that Composite performance is calculated on a pre-tax basis and does not reflect applicable fees.
Victory Capital states that the Funds’ portfolio managers may participate either in Victory Capital’s long-term incentive plan, the results for which are based on the Victory Capital’s business results, or may receive options on KeyCorp common stock (the “KeyCorp Incentive Plan”). Eligibility for participation in these incentive programs depends on the manager’s performance and seniority. Mr. Dahl, Mr. Kefer, Mr. Koskuba and Mr. Maronak participate in the Victory Capital Incentive Plan.
Walter Scott
Walter Scott reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles				Other Accounts
Fund/Portfolio		Total Assets			Total Assets				Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)		Number		(in millions)
International Fund
Jane Henderson	5	$2,708.3	64	*	$16,202.5	*	130	*	$28,128.5	*
Roy Leckie	5	$2,708.3	64	*	$16,202.5	*	130	*	$28,128.5	*
Charlie Macquaker	5	$2,708.3	64	*	$16,202.5	*	130	*	$28,128.5	*

*	Number of accounts where advisory fee is based on account performance: four other pooled investment vehicles with total assets of approximately $2,545.3 million and two other accounts with total assets of approximately $223.8 million.
Potential Conflicts of Interest
Walter Scott states that it was founded in 1983 and has been run from the outset to avoid any conflicts of interest arising between the company and its clients. With regard to the conflicts inherent within an investment management firm, Walter Scott states that it has developed various rules and procedures to manage these.
According to Walter Scott, the first of these is that the firm does not trade on its own balance sheet nor does it charge any other fees to clients apart from the investment management fee. The firm states that it tries to align its interests alongside the interests of its clients. Walter Scott further states that it has strict personal trading rules prohibiting members of staff from purchasing individual securities or in any collective investment vehicle where the firm acts as subadviser.
With regard to allocation of investment opportunities, the firm states that it has a department called “Portfolio Implementation” which is charged with translating the company’s investment decisions into the structure of portfolios in line with client mandates and restrictions. The firm reports that there is a formal meeting every quarter at which similarly mandated portfolios are reviewed not only from a performance standpoint but also with respect to their geographic and sectoral dispersion. The firm further reports that “Dealing” (i.e., Trading) is a separate department and the firm maintains an authorized brokers list. Walter Scott states that it has policies and procedures for fair and timely allocation of trades. Walter Scott further states that it has no soft commission arrangements for its own benefit nor does it cross stock between client accounts.
Walter Scott states that it does not currently offer performance based fees but has acceded to requests for these fees from a small number of clients. Walter Scott states that it has policies in place to ensure that these portfolios are treated in exactly the same way as all other accounts.
According to the firm, all aspects of the firm procedures are documented and inspected through a risk based monitoring program by the firm’s risk and compliance department.
Compensation of Portfolio Managers
Walter Scott states that its staff are paid competitive base salaries.
According to the firm, everyone in the firm is eligible to participate in the firm’s annual profit share, which is a fixed percentage of the firm’s pre-incentive operating profits. Walter Scott reports that this is the sole source of incentive compensation. Investment, operations, compliance and client service staff are all focused upon the same goals of providing superior performance and service to clients. Walter Scott states that success in these areas drives the firm’s profits and therefore the profit share.
Walter Scott reports that, for senior staff, the majority of annual compensation is the profit share. The firm further reports that an element of this is deferred via a long-term incentive plan, largely invested in a long-term global equity fund where Walter Scott is the investment advisor, and BNY Mellon stock. Both have a three year deferral period.
WEDGE
WEDGE reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Select Value Fund
Paul VeZolles	2	$228	0	$0.00	240	$5,368
Martin Robinson	2	$228	0	$0.00	240	$5,368
John Norman	2	$228	0	$0.00	240	$5,368
Potential Conflicts of Interest
WEDGE states that, during the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. The firm states that those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE believes that it is therefore, forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE states that it must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm’s conflict to obtain best execution of client transactions versus offsetting the cost of research or selfishly enhancing its relationship with a broker/consultant for potential future gain. And finally, WEDGE states that it must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts. WEDGE reports that, to mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, Gifts and Entertainment Policy, Political Contributions Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.
Compensation of Portfolio Managers
WEDGE states that incentive compensation plans have been structured to reward all professionals for their contribution to the growth and profitability of the firm. WEDGE reports that compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager, and that general partners are compensated via a percentage of the firm’s net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. WEDGE reports that other investment professionals receive a competitive salary and bonus based on the firm’s investment and business success and their specific contribution to that record.
Wellington Management
Wellington Management reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Growth & Income Fund
Ian R. Link	4	$1,812	—	—	1		$174
Discovery Fund
Jamie A. Rome	5	$264	9	$645	13		$953
Aggressive Opportunities Fund
Phillip W. Reudi	3	$4,587	6	$1,049	35	*	$3,737 *

*	One (1) of these accounts with aggregate assets of $21.9 million has an advisory fee based on account performance.

Potential Conflicts of Interest
Wellington Management states that individual investment professionals at Wellington Management manage multiple accounts for multiple clients, and that these accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Wellington Management states that each Fund’s manager listed in the Prospectus who is primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) generally manages accounts in several different investment styles. Wellington Management states that these accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. Wellington Management states that the Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, Wellington Management states that the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, Wellington Management states that these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
Wellington Management states that a Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, Wellington Management states that an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, Wellington Management states that a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. Wellington Management states that, in those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, Wellington Management states that some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, Wellington Management states that the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, Wellington Management states that the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management states that it is its goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management states that it has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management states that it monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, Wellington Management states that senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Wellington Management states that, although it does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Compensation of Portfolio Managers
Wellington Management states that it receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management, the Trust and Vantagepoint Investment Advisers, LLC on behalf of each Fund. Wellington Management states that it pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. Wellington Management states that the following information is as of December 31, 2011.
Wellington Management states that its compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management states that compensation of each Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) includes a base salary and incentive components. Wellington Management states that the base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. Wellington Management states that the base salary for the other Portfolio Manager is determined by the Portfolio Manager’s experience and performance in his role as a Portfolio Manager. Wellington Management states that each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Wellington Management states that each Portfolio Manager’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management states that it applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Wellington Management states that portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Wellington Management states that the Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Wellington Management states that senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Wellington Management states that each of its partners is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Wellington Management states that Messrs. Link, Rome, and Ruedi are partners of the firm.

Subadviser’s Internal Benchmark Index
Fund	and/or Peer Group for Incentive Period
Aggressive Opportunities Fund	Russell MidCap Growth Index
Growth & Income Fund	S&P 500 Value Index
Discovery Fund	Russell 2000 Index
WellsCap
WellsCap reported the following regarding other accounts managed by portfolio manager(s) as of March 31, 2012:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Aggressive Opportunities Fund
Thomas Pence, CFA	17	$7,179	3	$36	138	$5,654
Michael Smith, CFA	17	$7,179	3	$36	138	$5,654
Chris Warner, CFA	6	$2,641	1	$6	54	$1,476
Potential Conflicts of Interest

WellsCap states that its portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. WellsCap states that while management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.
Compensation of Portfolio Managers
WellsCap states the compensation structure for WellsCap portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap states that it utilizes investment management compensation surveys as confirmation). WellsCap states that incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. WellsCap states that relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. WellsCap states that this evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style.
Westfield
Westfield reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles			Other Accounts
Fund/Portfolio		Total Assets			Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)	Number		(in millions)
Growth Fund
William A. Muggia	11	$2,368	15	*	$501 *	542	**	$10,694 **

*	The advisory fee for three of these accounts with total assets of $107 million is based fully on the performance of the accounts.

**	The advisory fee for 24 of these accounts with total assets of $1,476 million is based in part or fully on the performance of the account.
Potential Conflicts of Interest
Westfield states that the simultaneous management of multiple accounts by its investment professionals creates a possible conflict of interest as they must allocate their time and investment ideas across multiple accounts. Westfield states that this may result in its investment committee (“IC”) or portfolio managers allocating unequal attention and time to the management of each client account as each has different objectives, benchmarks, investment restrictions and fees. Westfield notes that for most client accounts, investment decisions are made at the IC level, and that once an idea has been approved, it is implemented across all eligible and participating accounts within the strategy. Westfield stated that client specific restrictions are managed by its compliance team.

Westfield states that although the IC collectively acts as portfolio manager on most client accounts, there are some client accounts that are managed by a sole portfolio manager who also is a member of the IC. Westfield states that this can create a conflict of interest because investment decisions for these individually managed accounts do not require approval by the IC; thus, there is an opportunity for individually managed client accounts to trade in a security ahead of IC-managed client accounts. Westfield states that trade orders for individually managed accounts must be communicated to the IC and that its compliance team performs periodic reviews of such accounts.
Westfield notes that a conflict of interest can arise between those portfolios that incorporate a performance fee and those that do not. Westfield states that when the same securities are recommended for both types of accounts, it is Westfield’s general policy to allocate investments, on a pro-rata basis, to all participating and eligible accounts, regardless of the account’s fee structure. Westfield explained that its operations team performs periodic reviews of each product’s model portfolio versus each client account, where each position size is compared against the model’s weight.
Westfield states that in placing each transaction for a client’s account, Westfield seeks best execution of that transaction except in cases where Westfield does not have the authority to select the broker or dealer, as stipulated by the client. Westfield states that it attempts to bundle directed brokerage accounts with non-directed accounts, and then utilize step-out trades to satisfy the directed arrangements. Westfield notes that clients who do not allow step-out trades will typically go last.
Westfield states that because of its interest in receiving third party research services, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest in receiving most favorable execution. To mitigate the conflict that Westfield may have an incentive beyond best execution to utilize a particular broker, Westfield states that a broker vote is conducted and reviewed on a quarterly basis and that this vote provides the opportunity to recognize the unique research efforts of a wide variety of firms.
Westfield notes that some Westfield clients have elected to retain certain brokerage firms as consultants or to invest their assets through a broker-sponsored wrap program for which Westfield acts as a manager. Westfield states that several of these firms are on its approved broker list. Westfield further notes that because it may gain new clients through such relationships, and will interact closely with such firms to service the client, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest. Westfield explains that to help ensure independence in the brokerage selection process, the brokerage selection and evaluation process is managed by its Portfolio Strategist, while client relationships are managed by its Marketing/Client Service team. Also, Westfield states that it prohibits any member of the Marketing/Client Service team to provide input into brokerage selection and that furthermore, the consultant or wrap program teams at such firms are usually separate and distinct from the brokerage teams.
Westfield states that personal accounts may give rise to potential conflicts of interest, explaining that its employees will, from time to time, for their own account, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients. Westfield states that it has a Code of Ethics which regulates trading in personal accounts. Westfield further states that personal accounts are reported to Compliance and most personal transactions are pre-approved by Compliance and that Compliance also reviews personal trading activity regularly.
Compensation of Portfolio Managers
Westfield states that members of the IC may be eligible to receive various components of compensation:
•	IC members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

•	IC members also receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield. While the current calendar year is a primary focus, a rolling three year attribution summary is also considered when determining the bonus award.

•	IC members may be eligible to receive equity interests in the future profits of Westfield. Individual awards are typically determined by a member’s overall performance within the firm, including contribution to company strategy, participation in marketing and client service initiatives, as well as longevity at the firm. The key members of Westfield’s management team who received equity interests in the firm enter into agreements restricting post-employment competition and solicitation of clients or employees of Westfield. This compensation is in addition to the base salary and performance based bonus. Equity interest grants typically vest over five years.

•	IC members may receive a portion of the performance-based fees earned from certain client accounts that are managed solely by Mr. Muggia. He has full discretion to grant such awards to any member of the Investment Committee
VIA
VIA reported the following regarding other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
VIA (Adviser to all Funds and primarily responsible for the day to day management of the Model Portfolio and Milestone Funds)
Wayne Wicker	0	$0	1	$10,092	0	$0
David Braverman	0	$0	0	$0	0	$0
Lee Trenum	0	$0	0	$0	0	$0

Potential Conflicts of Interest
In respect to the subadvised Funds of the Trust, VIA normally is not involved in the day-to-day investment management and security selections of those Funds under the Trust’s manager-of-managers structure. For these Funds, subadvisers that are not related to VIA decide what securities will be bought, sold or held for the Funds and when investment transactions will take place, and also select the broker-dealers that execute particular transactions for the Funds. This structure serves to prevent material conflicts in connection with the management of the Funds’ investments between the interests of these Funds and the interests of other accounts managed by VIA’s portfolio managers or other VIA affiliates. In managing the Model Portfolio and Milestone Funds, however, a potential conflict between the interests of those Funds and the underlying Funds of the Trust in which they invest may arise in connection with decisions made by VIA or its portfolio managers to change allocations to one or more underlying Funds or to rebalance the assets of the Model Portfolio or Milestone Funds in accordance with previously established allocations. This is because reallocations likely will result in net redemptions or purchases of shares of one or more underlying Funds. Depending upon the timing and/or amounts involved, reallocations have the potential to disrupt the orderly management of an underlying Fund’s portfolio or to increase its expenses, including its portfolio transaction and administrative costs. VIA seeks to avoid such disruptions and expense increases by structuring the portfolios of the Model Portfolio and Milestone Funds to avoid excessive concentrations in any single underlying Fund and by appropriately planning for and managing the timing and amounts of allocation changes, so as to protect the interests of all Funds of the Trust involved and their respective shareholders. Because the investments of the Model Portfolio and Milestone Funds are limited to shares of other Funds of the Trust, the management of the Model Portfolio and Milestone Funds does not present other material conflicts of interest with other accounts managed by VIA or its portfolio managers.
Compensation of Portfolio Managers
Personnel of VIA are ICMA-RC employees and generally receive the same type of compensation package as other ICMA-RC employees. Additionally, VIA personnel who are responsible for the investment oversight of the Funds receive special incentive compensation that is directly related to the performance of the Funds. This incentive compensation is measured on a one to three year performance basis against the relative fund rankings. The benchmarks used to rank this performance are the peer groups within the Morningstar peer group universes.
PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES
As of December 31, 2011, Wayne Wicker, a portfolio manager of the Milestone 2030 Fund, owned within the range of $100,001 — $500,000 of that Fund. As of December 31, 2011, David Braverman, a portfolio manager of the Milestone 2030 Fund, owned within the range of $100,001 — $500,000 of that Fund. As of December 31, 2011, Lee Trenum, a portfolio manager of the Milestone Retirement Income Fund, owned within the range of $100,001 — $500,000 of that Fund.
As of May 31, 2012, none of the SSgA FM portfolio managers owned shares of the Aggressive Opportunities Fund.
As of March 31, 2012, none of the WellsCap portfolio managers owned shares of the Aggressive Opportunities Fund.
As of December 31, 2011, none of the other portfolio managers owned shares of Funds for which they provide portfolio management services.

PORTFOLIO TRANSACTIONS OF THE FUNDS
The following tables represent the total equity brokerage commissions paid by the Funds for the fiscal years ended December 31, 2009, 2010, and 2011:

	2009	2010	2011
Low Duration Bond	$0	$0	$0
Inflation Protected Securities	$286	$3,153	$4,135
Equity Income	$585,609	$675,704	$476,645
Growth & Income	$868,520	$621,080	$687,656
Growth	$2,600,347	$2,420,909	$2,278,566
Select Value	$495,941	$377,461	$391,963
Aggressive Opportunities	$1,150,018	$1,252,932	$1,368,661
Discovery	$217,571	$251,528	$230,187
International	$1,534,917	$1,722,071	$1,727,401
Diversifying Strategies	$12,449	$39,360	$41,075
Core Bond Index	$0	$0	$0
500 Stock Index	$16,768	$2,275	$638
Broad Market Index	$12,687	$27,514	$6,758
Mid/Small Company Index	$35,140	$47,105	$33,647
Overseas Equity Index	$10,749	$7,677	$518
Total	$7,542,018	$7,475,096	$7,247,850
The relatively significant decreases in equity brokerage commissions paid by 500 Stock Index Fund, Broad Market Index Fund, and Overseas Index Fund in 2011, as compared to the commissions paid in 2009 and 2010, are primarily driven by the materially lower portfolio turnover for those Funds in 2011.
VIA maintains a commission recapture program with certain brokers for the Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Select Value Fund, the Discovery Fund, the Growth & Income Fund, the Equity Income Fund and the Diversifying Strategies Fund. Under that program, a percentage of commissions generated by the portfolio transactions for those Funds is rebated to the Funds by the brokers and included with the realized gains of the Funds. Participation in the program is voluntary and VIA receives no benefit from the recaptured commissions.
Total estimated brokerage paid to brokers participating in the commission recapture program for the fiscal year ended December 31, 2011:

Equity Income Fund	$29,246	Aggressive Opportunities Fund	$235,089
Growth & Income Fund	$47,327	Discovery Fund	$13,455
Growth Fund	$326,476	International Fund	$227,582
Select Value Fund	$78,168	Diversifying Strategies Fund	$0

Total	$957,343
Fund holdings of securities of the Funds’ top 10 broker/dealers (or their parent) that earned the most commissions or engaged in the largest dollar amount of portfolio transactions or sold the largest dollar amount of securities during the last fiscal year as of December 31, 2011.

		Value of Securities
		Owned as of 12/31/11
Fund	Name of Broker/Dealer or Parent	(000’s omitted)
Low Duration Bond
	Bank of America, N.A.	$8,308
	Barclays Capital, Inc.	$4,046
	Citigroup Global Markets, Inc.	$14,729
	Goldman Sachs & Co.	$1,337
	J.P. Morgan Chase & Co.	$8,924
	Morgan Stanley & Co, Inc.	$1,442
Inflation Protected Securities
	Barclays Capital, Inc.	$4,611
	BNP Paribas	$2,015
	Citigroup Global Markets, Inc.	$687
	HSBC Group Holdings	$4,516
	J.P. Morgan Chase & Co.	$2,267
	Morgan Stanley & Co, Inc.	$3,842
Equity Income
	Bank of New York Mellon Corp.	$31,488
	J.P. Morgan Chase & Co.	$24,116
	Morgan Stanley & Co, Inc.	$1,596
	State Street Corp.	$13,443
Growth & Income
	Bank of America, N.A.	$7,177
	Bank of New York Mellon Corp.	$15,052
	Credit Suisse Group	$4,860
	Goldman Sachs & Co.	$5,218
	J.P. Morgan Chase & Co.	$17,087
	State Street Corp.	$1,181
	Wells Fargo	$17,707
Growth
	Citigroup Global Markets, Inc.	$7,736
	Goldman Sachs & Co.	$6,493
Aggressive Opportunities
	Bank of New York Mellon Corp.	$9,636
Discovery
	Bank of America, N.A.	$454
	Barclays Capital, Inc.	$504
	Citigroup Global Markets, Inc.	$820
	Goldman Sachs & Co.	$533
	J. P. Morgan Chase & Co.	$982
	Knight Capital Group	$952
	Morgan Stanley & Co, Inc.	$575
International
	Societe Generale	$3,765
Core Bond Index
	Bank of America, N.A.	$10,562
	Barclays Capital, Inc.	$2,102

		Value of Securities
		Owned as of 12/31/11
Fund	Name of Broker/Dealer or Parent	(000’s omitted)
	BNP Paribas	$386
	Citigroup Global Markets, Inc.	$6,347
	Credit Suisse Group	$1,971
	Goldman Sachs & Co.	$7,257
	J. P. Morgan Chase & Co.	$10,222
	Morgan Stanley & Co, Inc.	$5,061
	Nomura Securities International, Inc.	$316
	Wells Fargo	$8,509
500 Stock Index
	Bank of America, N.A.	$1,834
	Citigroup Global Markets, Inc.	$2,522
	Goldman Sachs & Co.	$1,462
	J. P. Morgan Chase & Co.	$4,147
	Morgan Stanley & Co, Inc.	$722
Broad Market Index
	Bank of America, N.A.	$2,161
	Bank of New York Mellon Corp.	$936
	Citigroup Global Markets, Inc.	$2,927
	Goldman Sachs & Co.	$1,756
	Investment Technology Group Inc.	$22
	J. P. Morgan Chase & Co.	$4,925
Mid/Small Company Index
	Investment Technology Group Inc.	$159
Overseas Equity Index
	Credit Suisse Group	$487
	Deutsche Bank AG	$646
	HSBC Group Holdings	$2,481
	UBS AG	$789
Diversifying Strategies
	Bank of America, N.A.	$4,051
	Barclays Capital, Inc.	$3,364
	Citigroup Global Markets, Inc.	$10,466
	Credit Suisse Group	$4,538
	J. P. Morgan Chase & Co.	$3,355
	Morgan Stanley & Co, Inc.	$3,111
	Wells Fargo	$3,919

Dollar amount of transactions and related commissions for transactions directed to a broker because of research services provided for fiscal year ended December 31, 2011.

	Total Dollar Amount	Total Commissions Paid
	of Transactions	on Such Transactions
Fund	(000 omitted)	(000 omitted)
Equity Income
BHMS	$99,341	$76
T. Rowe Price	$45,175	$22
Growth & Income
FMI	$83,602	$103
T. Rowe Price	$30,175	$15
Wellington Management	$411,385	$340
Growth
Columbus Circle	$81,094	$61
LMCM	$169,175	$120
Select Value
Artisan	$21,306	$23
Systematic	$143,874	$86
WEDGE	$67,167	$70
Aggressive Opportunities
LMCM	$155,124	$296
TimesSquare	$287,193	$351
Wellington Management	$323,663	$223
Discovery
Wellington Management	$94,949	$212
International
Artisan	$78,079	$129
The advisory agreements with each subadviser authorize the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for each Fund (with the exception of the Model Portfolio Funds and the Milestone Funds, which do not have subadvisers). The agreements direct the subadvisers to use their best efforts to obtain the best execution with respect to all transactions for the Funds. In placing Fund transactions, therefore, each subadviser is expected to use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain most favorable execution.
In evaluating the terms available for executing portfolio transactions for the Funds and in selecting brokers to execute such transactions, the subadvisers may consider, in addition to commission costs and execution capabilities, relevant factors, such as the financial stability and reputation of the brokers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such brokers. In addition, the subadvisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Such research services may include research on companies, on-line access to multiple news sources, and financial and statistical data. Research services provided may be used by a subadviser in servicing other clients. On occasion, a subadviser may share research so obtained with VIA. The subadvisers are authorized to pay brokers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commissions another broker would have charged for executing that transaction, if the subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker in discharging responsibilities with respect to the Funds or to other client accounts as to which the subadviser exercises investment discretion.
One or more of the subadvisers may aggregate sales or purchase orders for the Funds with similar orders made simultaneously for other clients of the subadviser. The subadviser will do so when, in its reasonable judgment, such aggregation will result in an overall economic benefit or more efficient execution to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission, or other expenses.
If an aggregate order is executed in parts at different prices, or two or more separate orders for two or more of a subadviser’s clients are entered at approximately the same time on any day and are executed at different prices, the subadviser has discretion, subject to its fiduciary duty to all its clients, to use an average price at which such securities were purchased or sold for the Fund and each of the clients for whom such orders were executed.
Subadvisers may engage in brokerage and other securities transactions on behalf of a Fund with broker-dealer affiliates of the Fund’s subadvisers according to procedures adopted by the Funds’ Board and to the extent consistent with applicable provisions of the federal securities laws.

Information about any brokerage commissions paid by a Fund in the last three fiscal periods to brokers affiliated with the Fund’s subadviser is contained in the following table.

			For the Fiscal Year Ended December 31, 2009
			Aggregate
			Dollar
			Amount of		Percentage of Aggregate
			Commissions		Dollar Amount of
		Nature of	Paid to	Percentage of Aggregate	Transactions Involving
Fund	Broker	Affiliation	Broker	Brokerage Commissions	Payment of Commissions
Broad Market Index Fund	The Williams Capital Group, L.P./Pershing LLC	Pershing LLC, which acts as The Williams Capital Group, L.P.’s clearing broker, is an affiliate of subadviser Mellon Capital	$5,006.48	39.46%	5.18%

Mid/Small Company Fund	The Williams Capital Group, L.P./Pershing LLC	Pershing LLC, which acts as The Williams Capital Group, L.P.’s clearing broker, is an affiliate of subadviser Mellon Capital	$5,413.66	15.41%	5.52%

For the Fiscal Year Ended December 31, 2010
Aggregate
Dollar
			Amount of		Percentage of Aggregate
			Commissions		Dollar Amount of
		Nature of	Paid to	Percentage of Aggregate	Transactions Involving
Fund	Broker	Affiliation	Broker	Brokerage Commissions	Payment of Commissions
None	None	N/A	None	N/A	N/A

For the Fiscal Year Ended December 31, 2011
Aggregate
Dollar
			Amount of		Percentage of Aggregate
			Commissions		Dollar Amount of
		Nature of	Paid to	Percentage of Aggregate	Transactions Involving
Fund	Broker	Affiliation	Broker	Brokerage Commissions	Payment of Commissions
None	None	N/A	None	N/A	N/A

CAPITAL STOCK AND OTHER SECURITIES
The Trust’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class.
     Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of a Fund. A Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.
     Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.
     Dividend Rights. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Each share is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
     Voting Rights. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional share held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. Shareholders have the power to vote only as expressly granted under the 1940 Act, under Delaware statutory trust law, or by the Board. With respect to matters that affect one class or Fund but not another, shareholders vote as a class or a Fund. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund or class is required by law or where the matter involved only affects one Fund or class. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.
     Liquidation Rights. In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

     Calls or Assessment. All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.
The Trust is an open-end diversified management investment company organized as a Delaware statutory trust. As an open-end company, the Trust continually offers shares to the public. With the exception of the Index Funds, each Fund offers a single class of shares.
The Index Funds offer two classes of shares, Class I and Class II. In addition to the eligibility and conversion rights described in the Index Funds’ Prospectus, other public sector employee benefit plans that utilize the EZLink platform and have average account balances or other features that are expected to afford the Index Funds with certain economies of scale or other cost savings with respect to the servicing of their accounts, and certain Individual Retirement Accounts known as “deemed (or Sidecar) IRAs,” may also qualify for Class II shares as determined in accordance with the following guidelines, which may be amended by the Board from time to time:
1.	Plans having a combination of plan asset size and average participant account balance size as described in the table below, either individually or in the aggregate with other plans sponsored by the same or a related public employer may be offered Class II shares of the Index Funds:

Plan Assets	Average Participant Balance
$20,000,000	N/A
$10,000,000	$30,000
$5,000,000	$40,000
2.	Plans that (a) do not require significant customization for account-based services (as those services are defined in the Index Funds’ Multiple Class Plan) and (b) meet one or more of the following criteria, may be eligible for Class II shares of the Index Funds:
(i)	there is a reasonable expectation that the plan will meet the eligibility requirements described in the Index Funds’ Prospectus including the guidelines listed here within an 18-month period;

(ii)	the plan agrees to contract terms with ICMA-RC that ensure that the Class II shares of the Index Funds will be offered to participants for a multi-year period and/or in an exclusive arrangement where ICMA-RC is the sole provider of retirement services;

(iii)	the plan offers significant economies to VTA, including reduced field support, contribution processing, telephone support, or reduced communications; or

(iv)	the plan has average participant account balances greater than or equal to $50,000.
PURCHASES AND REDEMPTIONS
PURCHASES
Shares of the Funds are offered at their net asset value (“NAV”) without a sales load or contingent deferred sales charge. Please refer to the Prospectus under the heading “Purchases, Exchanges and Redemptions” for additional information.
The Funds reserve the right in their sole discretion: (i) to suspend the offering of their shares; or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.
REDEMPTIONS
Please refer to the Prospectus under the heading “Purchases, Exchanges and Redemptions.”
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the New York Stock Exchange (“NYSE”), the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange (“CME”), the Chicago Board of Trade (“CBOT”), or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund’s investments or the determination of its NAV is not reasonably practicable; (iii) for any period where suspensions are permitted under the 1940 Act and the regulations thereunder, or (iv) for such other periods as the SEC may permit for the protection of a Fund’s investors.
IRA redemption requests must include a signature guarantee.
A signature guarantee is designed to protect shareholders against fraud and may be required by the Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:
*	The account registration has changed within the past 30 days;

*	The check is being mailed to an address other than the one listed on the account (record address);

*	The check is being made payable to someone other than the account owner;

*	The redemption proceeds are being transferred to an account with a different registration;

*	Proceeds are to be wired to a bank account that was not pre-designated; and

*	Any other transaction reasonably determined by the Funds to require a signature guarantee.
A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.
The Funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Funds at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a payment of the entire redemption in cash detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under “Pricing and Timing of Transactions” and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.
MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new Prospectus or a Prospectus supplement in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor for a complete redemption of that account. In addition, the Funds may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAXES
TAX ADVANTAGED SHAREHOLDERS
Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed until they receive distributions/withdrawals from such plans. All earnings and gains are reinvested in the Fund and used to purchase additional shares. Contributions to such plans, as well as the earnings and gains that have been reinvested will ordinarily be taxable upon distribution or withdrawal. An investor should consult his or her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans (Also see certain possible tax consequences of a Fund’s investment in REITs set forth below).
TAX CONSEQUENCES FOR SHAREHOLDERS SUBJECT TO TAX
The following is only a summary of certain tax considerations generally affecting the Funds and any shareholders subject to tax. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.
Federal Income Tax
Taxation of the Funds. Each Fund intends to qualify as a “regulated investment company” (“RIC”) as defined under subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.
In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of each of such issuers or the securities of one or more qualified publicly traded partnerships.
Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98.2% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.
Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may, in certain circumstances, be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.
If any Fund fails to satisfy the qualifying income in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to a Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates, without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.
For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Recently enacted legislation changed the treatment of capital loss carryovers for RICs. The new rules provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Internal Revenue Code.
A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer a Fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. A Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC.
A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indexes, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which such Fund will be able to engage in credit default swap agreements.

A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined below) or partnerships or trusts in which a Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount” or “OID,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses. In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.
If a Fund invests in U.S. Treasury Inflation Protected Securities (“TIPS”) (or other inflation adjusted debt instruments), it generally will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year, even though the principal adjustments would not actually be received from the Treasury until maturity (a situation that is sometimes described as taxing “phantom income”). Conversely, a decrease in the inflation-adjusted principal amount (due to deflation) will first reduce the interest income attributable to the semiannual interest payments for the year of the adjustment; and if the amount of the decrease exceeds the income attributable to the semiannual interest payments, the excess will generally be an ordinary deduction to the extent that interest from the security was previously included in income. Any remaining decrease will be carried forward to reduce interest income on the inflation adjusted security in future years. A Fund will generally recognize a capital loss if the Fund sells or exchanges the inflation adjusted security, or if the security matures, before the Fund has used all that decrease.
In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

The Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporation, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possession’s income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. A shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and United States possessions.
Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of fixed income securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the fund were to elect otherwise.
If a Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirements for RIC qualification purposes and to avoid imposition of excise taxes, both described above. The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.
Taxation of Shareholders Subject to Tax. Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund’s income, less expenses, incurred in the operation of such Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by Funds which invest entirely in fixed income securities, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets)) to the extent that a Fund designates its distributions as qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporation (e.g., foreign corporation incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.
Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains.
The Funds will inform shareholders of the amount of your distributions at the time they are paid, and will advise shareholders of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of a shareholder’s investment in the Fund.
Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.
As noted above, recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including capital gains realized on the sale or exchange of shares of a Fund.
All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares, and as capital gain thereafter. A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. Therefore, an investor should consider the tax consequences of purchasing shares immediately before a distribution record date.
If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.
Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method which can be obtained from the Fund or the administrator. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. These new reporting requirements only apply to require the reporting of the gross proceeds from the sale of Fund shares acquired and sold after December 31, 2011.
Tax-Exempt Shareholders. Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b). Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the IRC are Fund shareholders.
Other Tax Issues. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
In general, if a shareholder recognizes a loss with respect to the fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
State Taxes
No Fund is liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.
Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment.

Shareholders are urged to consult their tax advisers regarding the effect of federal, state, and local taxes to their own individual circumstances.
CHANGES TO FUND OBJECTIVES, STRATEGIES, SUBADVISERS AND COMPARATIVE BENCHMARKS
From time to time, a Fund may change its investment objectives, principal investment strategies and performance benchmarks. Also, as described in the Prospectus, for certain Funds, VIA may employ one or more subadvisers to manage a Fund’s assets. VIA oversees the subadvisers and recommends to the Funds’ Board their hiring, termination or replacement. Accordingly, a Fund may have different subadvisers or different combinations of subadvisers over time. Subadviser changes are described and disclosed in Prospectus supplements and information statements that are filed with the SEC and publicly available on the SEC’s website (www.sec.gov).
Any or all of these changes may affect a Fund’s performance (actual or on a comparative basis), share volatility, portfolio turnover and other characteristics. There is no assurance that a Fund will be able to achieve long-term investment results similar to those achieved prior to these changes. Investors should take into account the likely impact of these changes before deciding to buy, hold or sell shares of a Fund. Of course, past performance is no indication or guarantee of future performance results.
Certain changes that have been made to Fund investment objectives or principal investment strategies are described below.
Low Duration Bond Fund
Before May 1, 2007, the Low Duration Bond Fund was named the Short-Term Bond Fund and sought to meet its objective by investing in fixed income securities of varying maturities and by maintaining a maximum average portfolio maturity (on a dollar weighted basis) of three years. This is no longer the case with respect to the Fund’s portfolio maturity. Now the Fund’s portfolio seeks to maintain a portfolio effective duration of no greater than three years.
Before November 8, 2004, the Short-Term Bond Fund was named the Income Preservation Fund and sought to offer a high level of current income and to preserve principal and maintain a stable net asset value per share, by investing primarily in high-quality short- and intermediate-term fixed income securities and by purchasing insurance contracts to offset daily market fluctuations in the Fund’s portfolio holdings. After these changes, the Fund’s net asset value began to fluctuate and the Fund had more variable investment results.
In addition, during the two months ended November 5, 2004, the Fund’s portfolio was liquidated and replaced with fixed-income securities having less than 60 days to maturity in preparation for the Fund’s conversion to the Short-Term Bond Fund. As a result of these transactions, the Fund realized higher than normal returns during this two month period that are unlikely to be replicated.

Inflation Protected Securities Fund
Before May 1, 2007, the Inflation Protected Securities Fund was named the US Government Securities Fund and invested at least 80% of its assets in securities issued by the U.S. Treasury, U.S. Government agencies, and U.S. Government-sponsored enterprises, including mortgage-backed securities. This is no longer the case. Since this date, the Fund has had a policy of investing at least 80% of its net assets in inflation adjusted U.S. and foreign fixed income securities.
The Fund’s investment results may be more volatile than before these changes and will vary depending on market conditions. The Fund’s net asset value will fluctuate. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to May 1, 2007.
Before December 3, 2001, the Fund was named the U.S. Treasury Securities Fund and had invested primarily (at least 65% of its assets) in U.S. Treasury Securities.
Diversifying Strategies Fund
On January 4, 2010, the Diversified Assets Fund was renamed as Diversifying Strategies Fund. On the same date, the Diversified Assets Fund added a new convertible securities strategy to its then-existing investment strategies.
Aggressive Opportunities Fund
On August [   ], 2012, the Aggressive Opportunities Fund added a new indexed or “passively managed” strategy to its then-existing investment strategies in which a portion of the Aggressive Opportunities Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap Growth Index.
Index Funds
Prior to March 8, 2004, the Index Funds operated under a master-feeder structure. Under that arrangement, each Index Fund was structured as a “feeder” fund and sought to accomplish its investment objective by investing all of its assets in a corresponding portfolio of the Master Investment Portfolios, each of which is an investment company managed by Barclays Global Fund Advisors.
In addition, on May 1, 2004, the Index Funds each made a change to their principal investment strategies to state that each Fund will invest, under normal circumstances, at least 90% of its net assets in securities of the relevant index, as described in the Prospectus.
Model Portfolio Funds
On October 30, 2007, the Model Portfolio Funds made certain changes to their principal investment strategies. Specifically, each of the Model Portfolio Funds added a new multi-strategy asset class and designated the Diversifying Strategies Fund as the underlying Fund in that new asset class (“multi-strategy Fund”). In addition, and for all three asset classes (equity, fixed income and multi-strategy), each of the Model Portfolio Funds changed from disclosing the specific target percentages allocated to the underlying Funds to instead providing the target percentage ranges allocated for investment in the underlying Funds.
Prior to January 4, 2010, the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, and the Model Portfolio Long-Term Growth Fund each had different principal investment strategies. More specifically, effective January 4, 2010, there was an overall reduction in each of these Fund’s fixed income investment allocation, and an increase in the allocation to the multi-strategy Fund, with no change to the allocation to equity investments. There were corresponding changes made to underlying Fund target allocation ranges.
Certain Milestone Funds
On October 30, 2007, the Milestone Retirement Income Fund, the Milestone 2010 Fund, the Milestone 2015 Fund, the Milestone 2020 Fund, the Milestone 2025 Fund, the Milestone 2030 Fund, the Milestone 2035 Fund, and the Milestone 2040 Fund made certain changes to their principal investment strategies. Specifically, each of the above Milestone Funds added a new multi-strategy asset class and designated the Diversifying Strategies Fund as the underlying Fund in that new asset class. In addition and for all three asset classes (equity, fixed income and multi-strategy), the above Milestone Funds changed from disclosing the specific target percentages allocated to the underlying Funds to instead providing the target percentage ranges allocated for investment in the underlying Funds.
Prior to January 4, 2010, the Milestone Retirement Income Fund, the Milestone 2010 Fund, the Milestone 2015 Fund, the Milestone 2020 Fund, the Milestone 2025 Fund, the Milestone 2030 Fund, the Milestone 2035 Fund, and the Milestone 2040 Fund each had different principal investment strategies.
In general, the changes that were effective on January 4, 2010 involved: (i) extending by 10 years the point in time at which each “dated” Milestone Fund (i.e., the Milestone Funds that have a date in their name) reaches its final constant target asset allocation; (ii) altering the manner in which the dated Milestone Funds’ assets are allocated over time as depicted by their “glide path”; (iii) altering the final constant target asset allocation of the dated Milestone Funds; and (iv) altering the target asset allocation of the Milestone Retirement Income Fund. More specifically, each dated Milestone Fund’s glide path was extended so that each dated Fund will reach its “landing point” (i.e., the point on the glide path at which the target asset allocation becomes constant) 10 years after the year designated in a Fund’s name (rather than during the year designated in its name). For example, the Milestone 2010 Fund’s target asset allocation will reach its landing point in the year 2020 (instead of 2010) and the Milestone 2015 Fund’s target asset allocation will reach its landing point in the year 2025 (instead of 2015).
Extending the landing point by 10 years meant that each dated Milestone Fund’s asset allocations over its glide path would have to change more slowly over time, and thus a new extended glide path was put into place. When this new glide path was implemented in January 2010, with the exception of the Milestone 2040 Fund, each dated Milestone Fund’s equity and multi-strategy fund allocations was increased and its fixed income fund allocation was decreased. For the Milestone 2040 Fund, the equity allocation was increased and its fixed income allocation was decreased. Based on the new glide path, in the year in a dated Milestone Fund’s name, the equity and multi-strategy Fund allocations will be higher (and the fixed income allocation will be lower) than they would have been under the previous glide path.
In connection with the above changes, the final target asset allocation for each dated Milestone Fund was changed so that there will be a higher allocation to the multi-strategy Fund, but lower equity and fixed income allocations as compared to the pre-January 2010 final target asset allocations. Specifically, the final target asset allocation for each dated Milestone Fund was changed to: approximately 25% equity investments (before January 2010, it was 30%), 55% fixed income investments (before 60%), and 20% in the multi-strategy fund (before 10%). The new final target allocations match the new target asset allocation for the Milestone Retirement Income Fund (see below).
On January 4, 2010, the target asset allocation for the Milestone Retirement Income Fund was changed to: approximately 25% equity investments (before January 2010, it was 30%), 55% fixed income investments (before 60%), and 20% in the multi-strategy Fund (before 10%); a decrease in equity and fixed income fund allocations and an increase in the multi-strategy fund allocation.
CALCULATION OF PERFORMANCE DATA
For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return in accordance with SEC rules and standards.
Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.
Additional Performance Information for Vantagepoint Elite Shareholders
In an effort to provide taxable investors with performance information that would be most helpful to them, the following after-tax information for the one year period from January 1, 2011 through December 31, 2011 should be read in conjunction with the “Performance Tables” found in the Prospectus:

	Return after taxes	Return after taxes on distributions
Fund	on distributions (%)	and sale of fund shares (%)
Low Duration Bond	0.46%	0.74%
Inflation Protected Securities	9.97%	7.75%
Equity Income	-0.69%	0.78%
Growth & Income	-0.86%	-0.22%
Growth	-4.35%	-2.67%
Select Value	-0.31%	0.08%
Aggressive Opportunities	-11.82%	-5.46%

	Return after taxes	Return after taxes on distributions
Fund	on distributions (%)	and sale of fund shares (%)
Discovery	-6.45%	-3.93%
International	-8.80%	-5.00%
Diversifying Strategies	-0.16%	0.36%
Core Bond Index*	6.08%	4.78%
500 Stock Index*	1.48%	1.43%
Mid/Small Company Index*	0.63%	0.84%
Broad Market Index*	-4.81%	-1.74%
Overseas Equity Index*	-12.91%	-7.66%
Model Portfolio Savings Oriented	1.77%	1.65%
Model Portfolio Conservative Growth	0.65%	0.88%
Model Portfolio Traditional Growth	-1.15%	-0.13%
Model Portfolio Long-Term Growth	-2.59%	-0.80%
Model Portfolio All-Equity Growth	-4.68%	-2.70%
Milestone Retirement Income	1.53%	2.04%
Milestone 2010	0.77%	1.25%
Milestone 2015	0.12%	0.76%
Milestone 2020	-0.70%	0.11%
Milestone 2025	-1.25%	-0.23%
Milestone 2030	-1.79%	-0.64%
Milestone 2035	-2.55%	-1.12%
Milestone 2040	-2.89%	-1.39%
Milestone 2045	-3.26%	-1.35%
*Class I Shares
LEGAL COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM & CUSTODIAN
Mayer Brown LLP, 1999 K Street NW, Washington, DC, 20006, serves as legal counsel to the Trust. [     ] serves as independent registered public accounting firm to the Trust.
JPMorgan Chase Bank, N.A., 3 MetroTech Center, Brooklyn, New York 11245, serves as custodian for the Funds. JPMorgan Chase Bank, N.A. maintains the Funds’ securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.
FINANCIAL STATEMENTS
Information relating to the Financial Statements will be provided in a later filing.

APPENDIX A
Bond Ratings
Below is a description of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“Standard & Poor’s”), and Fitch, Inc. (“Fitch”) bond rating categories.
Moody’s Long-Term Credit Ratings
Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.
Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Standard & Poor’s Long-Term Issue Credit Ratings
AAA
An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by Standard & Poor’s.
AA
An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
A
An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
BBB
An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
BB, B, CCC, and CC
Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligor rated ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.
B
An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.
CCC
An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial,

and economic conditions to meet its financial commitments.
CC
An obligor rated ‘CC’ is currently highly vulnerable.
SD and D
An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Fitch National Long-Term Credit Ratings
AAA
‘AAA’ ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.
AA
‘AA’ ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.
A
‘A’ ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.
BBB
‘BBB’ ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB
‘BB’ ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.
B
‘B’ ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC
‘CCC’ ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
CC
‘CC’ ratings denote that default of some kind appears probable.
C
‘C’ Ratings denote that default is imminent.
D
‘D’ Ratings denote an issuer or instrument that is currently in default.
SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS
Moody’s Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Short-Term Issue Credit Ratings
A-1
An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2
An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
A-3
An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
B
An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.
B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.
B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.
C
An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.
R
An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.
SD and D
An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.
Fitch National Short-Term Credit Ratings
F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
B
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.
C
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
Indicates actual or imminent payment default.

APPENDIX B
Proxy Voting Policies
The following are the proxy voting polices (or summaries thereof) of Vantagepoint Investment Advisers, LLC. You may obtain information about the Funds’ proxy voting decisions, without charge, by checking the Trust’s website at www.icmarc.org or on the SEC’s website at www.sec.gov.
VANTAGEPOINT INVESTMENT ADVISERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
Revised as of
May 1, 2012
Purpose: Vantagepoint Investment Advisers, LLC (“VIA”) has adopted these Proxy Voting Policies and Procedures (“Proxy Policies”) to seek to ensure that VIA votes proxies with respect to securities held in accounts of its clients in a manner consistent with the clients’ best interests.
Guiding Principles: It is the policy of VIA to vote client proxies for the exclusive benefit and in the best economic interests of the client, that is, in the manner that VIA believes is most likely to maximize total return to the client as an investor in the securities being voted.
Scope: These Proxy Policies apply where VIA has and exercises voting power in respect to client securities. Currently, VIA votes proxies for one client, The Vantagepoint Funds (“Fund”), and only in respect to shares of certain mutual funds held by various series of the Fund.1 Certain series of the Fund invest all or part of their assets in other series of the Fund, while other series invest in mutual funds (“Third Party Funds”) that are not advised by VIA or any of its related persons.
The authority and responsibility for voting proxies with respect to all other portfolio securities of the Fund has been delegated to the subadviser for each series or portion of the Fund that holds the securities being voted, under investment subadvisory agreements between the Fund, VIA and each subadviser. VIA reviews and evaluates the proxy voting policies and voting record of each subadviser as part of its initial scrutiny and ongoing oversight of each subadviser. Although VIA does not currently expect to be called on to vote proxies for the Fund where that responsibility has been delegated to a subadviser, if that were to occur, VIA would vote such proxies on a case-by-case basis, following the Guiding Principles set forth above and, where appropriate, taking into account the principles set forth in the proxy voting policies of the subadviser for the series or portion of a series holding the security to be voted.
VIA does not vote proxies for any client other than the Fund.
Administration of Proxy Policies: VIA has established a Proxy Voting Committee comprised of members of the staff of its Investment Division and Legal Department (“Committee”). The Committee is responsible for overseeing and updating these Proxy Policies as may be appropriate from time to time.

[1]	The series of the Fund for which VIA now votes proxies in respect to shares of mutual funds held in their portfolios are: (1) the Vantagepoint Model Portfolio Funds (currently, the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund and the Model Portfolio All-Equity Growth Fund); and (2) the Vantagepoint Milestone Funds (currently, the Milestone Retirement Income Fund, the Milestone 2010 Fund, the Milestone 2015 Fund, the Milestone 2020 Fund, the Milestone 2025 Fund, the Milestone 2030 Fund, the Milestone 2035 Fund, the Milestone 2040 Fund and the Milestone 2045 Fund). In the future, additional series of the Fund may invest all or part of their assets in shares of mutual funds for which VIA will vote proxies in accordance with these Proxy Policies.

VIA’s Investment Division is responsible for overseeing and administering the voting of client proxies. The Investment Division’s responsibilities include identifying any material conflicts of interest on the part of VIA or its personnel that may affect particular proxy votes and resolving any material conflicts identified in consultation with VIA’s Legal Department; analyzing and evaluating particular proposals presented for vote; determining when and how proxies should be voted other than in accordance with the general rules and criteria set forth below under “Proxy Voting Guidelines;” implementing procedures reasonably designed to ensure that proxies are received and voted in a timely manner; and making and keeping all required records with respect to proxies voted by VIA.
Conflicts of Interest:
1. Voting Shares of Series of the Fund. VIA serves as the investment adviser for all series of the Fund. In addition, VIA’s parent company, the ICMA Retirement Corporation (“RC”), is the sponsor of the Fund and other subsidiaries of RC serve as the Fund’s transfer agent and distributor. Where a series of the Fund invests in the shares of one or more other series of the Fund, there is the potential for a conflict of interest on the part of VIA in voting those shares, if the matter being voted would have a material impact on VIA or one of its related companies.
To avoid such potential conflicts or the appearance of conflicts, VIA, after consulting with the Fund’s Board of Directors, has determined that, as a matter of policy, it normally will not exercise its authority to decide how to vote proxies with respect to shares of any series of the Fund held by another series. Instead, VIA generally will seek instructions on how to vote those proxies from the Board of Directors of VantageTrust Company, LLC (“Trust Company”), and will cast the Fund’s votes in accordance with the instructions received.2 The Trust Company owns a majority of the voting shares of each series of the Fund either directly or indirectly through its holdings of shares of the Vantagepoint Model Portfolio Funds. A majority of the members of the Trust Company’s Board of Directors are independent of VIA and its related companies. However, in the event that the Trust Company does not hold sufficient voting shares, directly or indirectly, to determine the outcome on any matter being voted, VIA may (a) decide how to vote the shares, if VIA determines that it does not have an actual and material conflict of interest with respect to the particular matter, e.g., a vote to approve or disapprove auditors selected by the Fund Board; or (b) seek approval from the Fund’s Board of Directors for alternative ways to avoid the conflict, which may include requesting instructions from all shareholders of the series having the right to vote the proxy, retaining an independent third party to determine how to vote the proxy or casting the vote in proportion to the votes cast by shareholders other than the Fund or its series.
2. Voting Third Party Fund Proxies. Before voting, VIA’s Investment Division will screen Third Party Fund proxies to seek to identify any material conflicts of interest that could affect VIA’s judgment in deciding how to vote. Conflicts of interest could arise from a variety of circumstances, including, but not limited to, significant current or potential business relationships between VIA (or its related companies) and the sponsor, investment adviser or distributor of a Third Party Fund or certain personal or business relationships between personnel of VIA (or its related companies) and a Third Party Fund or such fund’s investment adviser, distributor or sponsor. In evaluating the materiality of conflicts of interest, the Investment Division will consult with the Legal Department. Generally, a conflict of interest arising as a result of a current or prospective business relationship between VIA and another party with an interest in the outcome of the proxy vote will not be considered material if VIA (or a related company) did not receive more than 1% of its total revenues during its last fiscal year as a direct result of services provided by VIA (or a related company) to that party and does not reasonably expect to receive the same or a higher percentage of its total revenues from that business relationship in its current fiscal year. In addition, VIA does not treat the adviser/subadviser, custodial or other service provider relationships between the Fund and its third party subadvisers or other third party service providers as creating a material conflict of interest in connection with the voting of proxies in respect to the shares of a Third Party Fund that uses one or more of the same service providers. If a material conflict of interest is identified, VIA may vote the proxy in accordance with its written Proxy Voting Guidelines, but only if the guidelines specifically state

[2]	The Trust Company currently owns a majority of the voting shares of each series of the Fund and indirectly owns, through the Model Portfolio Series of the Fund, a majority of the voting shares of the Vantagepoint Low Duration Bond Fund.

how such a matter generally will be voted, i.e., the guidelines state that votes generally will be cast “for,” “against,” or “abstain” on that type of proposal. Otherwise, VIA will resolve the conflict as described above under “Voting Shares of Series of the Fund.”
When VIA May Not Vote Proxies: VIA may not vote proxies in certain circumstances, including situations where (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; or (c) VIA concludes that the cost of voting the proxy is likely to exceed the expected benefits to the client.
Maintenance of Proxy Voting Records: As required by Rule 204-2 under the Investment Advisers Act of 1940, VIA will maintain the following records relating to proxy voting for a period of at least six years:
(i)	a copy of these Proxy Policies, as they may be amended from time to time;

(ii)	copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC’s EDGAR system;

(iii)	a record of each proxy vote cast on behalf of its clients;

(iv)	a copy of any internal documents created by VIA that were material to making the decision how to vote proxies on behalf of its clients; and

(v)	each written client request for information on how VIA voted proxies on behalf of the client and all written responses by VIA to oral or written client requests for such proxy voting information.
Disclosure: VIA will provide clients a summary of these Policies and also will provide clients information on how a client may obtain a copy of the full text of these Proxy Policies and a record of how VIA has voted the client’s proxies. A copy of these materials will be provided promptly to clients on request. For mutual fund clients, VIA will provide the proxy voting information needed to complete Form N-PX and will coordinate with each fund and its other service providers, including subadvisers of the fund, to assist the fund to obtain the information required to be filed on Form N-PX on a timely basis.
Proxy Voting Guidelines
Generally, VIA will vote mutual fund proxies in accordance with the following guidelines. These are only guidelines, are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by these guidelines will be made in accordance with the Guiding Principles and other provisions of these Proxy Policies. In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when VIA will not strictly adhere to these guidelines in making its voting decision. At any time, VIA may seek voting instructions from its clients, including the Fund’s Board of Directors or the direct or indirect owners of Fund shares.
Auditors
•	VIA generally will vote For the recommendation of a fund’s Board of Directors to appoint or ratify the appointment of auditors.
Board of Directors/Trustees Elections
•	VIA generally will vote For all nominees of a fund’s board of directors. However, each election is reviewed on a case by case basis and may include examination of the following factors: composition of the board and key board committees, each nominee’s attendance at meetings, independent status, and other directorships held.

Amendments to Charter Documents
•	VIA will vote on a Case by Case basis proposals to amend a fund’s declaration of trust, articles of incorporation or by-laws. The declaration of trust or articles of incorporation, along with the by-laws, are considered a fund’s charter and describe how a fund is governed and conducts it business. A wide variety of amendments may be proposed, examples of which include:
-	Provisions for dollar-weighted voting.

-	The ability of a fund to reorganize without shareholder vote.

-	Amendments allowing a fund to issue multiple classes of shares.

-	Amendments increasing or decreasing the number of directors or trustees.

-	Fund name changes.
Fund Reorganizations and Mergers
•	VIA generally will vote For proposals to reorganize a fund from a Massachusetts business trust to a Delaware business trust. A Delaware business trust generally should provide greater flexibility and efficiency in certain corporate and organizational matters.

•	VIA will vote on a Case by Case basis proposals for the merger of one fund into another fund. In reviewing these proposals, VIA will focus on the expected impact of the transaction on the fund whose shares are held by VIA’s clients and will seek to evaluate what, if any, cost savings, efficiencies or other benefits shareholders of that fund may realize.
Advisory Contracts
Amended advisory contracts generally must be approved by the shareholders of a fund. VIA will consider the benefits to shareholders and cost efficiencies, among other factors, when voting these proxies.
•	VIA will vote on a Case by Case basis proposals that would amend an advisory contract as a result of a “change of control” of an adviser.

•	VIA will vote on a Case by Case basis proposals that would increase an advisory fee.

•	VIA will vote on a Case by Case basis proposals providing for the hiring of a new adviser or subadviser.
Rule 12b-1 Plans and Distribution Agreements
VIA will vote on a Case by Case basis proposals to approve the use of fund assets to pay for the distribution of fund shares to new investors, to pay continuing service fees or to increase the amounts payable under or expand the scope of an existing 12b-1 plan or continuing service arrangement.
Fundamental Investment Objectives, Restrictions and Policies
A fund’s investment objective, unless stated otherwise, is generally fundamental, and cannot be changed without a shareholder vote. In addition, a fund will have a number of fundamental policies and restrictions. These may include diversification and concentration policies and restrictions on borrowing and lending securities.
•	VIA generally will vote Against the reclassification of a fund’s diversification policy from diversified to non-diversified.

•	VIA generally will vote Against changing a fund’s investment objective from fundamental to non-fundamental.

•	VIA will vote on a Case by Case basis proposals amending a fund’s concentration policy.

•	VIA generally will vote For amending or eliminating fundamental investment policies or restrictions that reflect outdated state law requirements.

•	VIA will vote on a Case by Case basis proposals amending a fund’s fundamental investment restrictions.

•	VIA will vote on a Case by Case basis proposals amending a fund’s fundamental investment objective.

Legg Mason Capital Management
PROXY VOTING
     The Firm will exercise its proxy voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. The Firm recognizes that proxy voting is a valuable right of company shareholders and believes that shareholders are best served by a voting process guided by the principles of preserving and expanding the power of shareholders in areas of corporate governance and allowing responsible management teams to run businesses.
Procedures
Oversight of Principles and Procedures
     The Firm’s Chief Investment Officer has full authority to determine the Firm’s proxy voting principles and procedures and vote proxies on behalf of the Firm’s clients. The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to the Firm’s Proxy Officers and the Legal and Compliance Department. The Firm will periodically review its existing principles and procedures in light of the Firm’s duties as well as applicable laws and regulations to determine if any changes are necessary.
Limitations
     The Firm recognizes proxy voting as a valuable right of company shareholders. Generally speaking, the Firm will vote all proxies it receives. However, the Firm may refrain from voting in certain circumstances. For instance, the Firm generally intends to refrain from voting a proxy if the company’s shares are no longer held by the Firm’s clients at the time of the meeting. Additionally, the Firm may refrain from voting a proxy if the Firm concludes the potential impact on shareholders’ interests is insignificant while the cost associated with analyzing and voting the proxy may be significant. If the Proxy Administration Officer confirms that shares of a security are on loan as of the record date of the meeting for which a proxy is received, the Firm will be unable to vote those shares for the client. As a general matter, the Firm discourages its clients from loaning the securities the Firm manages.
Proxy Administration
     The Firm will instruct each client custodian to forward proxy materials to the vendor engaged by the Firm to electronically receive ballots and transmit the Firm’s proxy votes, as well as to maintain proxy voting receipts and records (the “Proxy Administration Vendor”). New client custodians will be notified at account inception of their responsibility to deliver proxy materials to the Firm’s Proxy Administration Vendor.
Compliance Review
     A Compliance Officer will review the pending proxies and identify any potential conflicts between the Firm, or its employees, and the Firm’s clients.

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Identifying Conflicts
In identifying conflicts of interest, a Compliance Officer will review the following issues:
(i)	Whether there are any business or personal relationships between the Firm, or an employee of the Firm, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of the Firm’s clients;
(ii)	Whether the Firm has any other economic incentive to vote in a manner that is not consistent with the best interests of its clients; and;
(iii) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive that has the potential to influence the manner in which the Proxy Officer votes the shares.
Assessing Materiality
     If it is determined that a conflict exists, the conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, that the conflict is likely to have an impact on the manner in which the subject shares are voted.
     If the Compliance Officer determines that the conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
     If the Compliance Officer determines that the conflict may be material, the following steps will be taken:
(i)	The Compliance Officer will consult with representatives of the Firm’s senior management to make a final determination of materiality. The Compliance Officer will maintain a record of this determination.
(ii)	After the determination is made, the following procedures will apply:

(a)	If the final determination is that the conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting;

(b)	If the final determination is that the conflict is material, the following procedures will apply:
(1)	If the Firm’s Proxy Voting Guidelines (“Guidelines”), a copy of which is included as Schedule 3, definitively address the issues presented for vote, the Firm will vote according to the Guidelines;

(2)	If the issues presented for vote are not definitively addressed in the Guidelines, the Firm will either (x) follow the vote recommendation of an independent Voting Delegate or (y) disclose the conflict to clients and obtain their consent to vote.

2

Notification to Clients
     To the extent a client requires notification if a conflict of interest is identified, a Compliance Officer will ensure that notification is carried out in a timely manner.
Proxy Officer Duties
     The Proxy Officer will review proxies and evaluate matters for vote in light of the Firm’s principles and procedures and the Guidelines. The Proxy Officer may seek additional information from the Firm’s Investment Team, company management, independent research services, or other sources to determine how to vote in the best interests of shareholders. Additionally, the Proxy Officer may consult with the Firm’s Chief Investment Officer for guidance on proxy issues. Generally, the Proxy Officer will not consult the Firm’s affiliates during this process. The Firm will maintain all documents that it creates that were material to its process for determining how to vote proxies for its clients or that memorialize the basis for a vote. The Proxy Officer will sign and return to the Proxy Administration Officer all forms indicating the manner in which votes on proxy issues should be cast by the Proxy Administration Officer.
Proxy Administration Officer Duties
The Proxy Administration Officer will:
(i)	Provide custodians with instructions to forward proxies to the Firm’s Proxy Administration Vendor for all clients for whom the Firm is responsible for voting proxies;
(ii)	When proxy data is received from the Firm’s Proxy Administration Vendor, reconcile the number of shares indicated on the proxy with the Firm’s internal data on shares held as of the record date;
a)	Other Discrepancies Noted If any share discrepancies are noted, the Proxy Administration Officer will notify the custodian.
1)	Manual Voting
If the Firm’s Proxy Administration Vendor did not receive a ballot for a client, the Proxy Administration Officer will contact the custodian to obtain a control number and then use the control number to allow the Proxy Administration Vendor to update the ballot, if time permits, or manually vote the shares for that client.
(iii)	Use best efforts to obtain missing proxies from custodian;

(iv)	Inform the Legal and Compliance Department and Proxy Administration Officer if the company’s shares are no longer held by Firm clients as of the meeting date;

3

(v)	Ensure the Proxy Administration Officer and the Legal and Compliance Department are aware of the timeline to vote a proxy and use best efforts to ensure that votes are cast in a timely manner;
(vi)	Per instructions from the Proxy Administration Officer or a Compliance Officer, vote proxy issues via the Proxy Administration Vendor’s software, online or via facsimile , and;

(vii)	Obtain evidence of receipt and maintain records of all proxies voted.

SOUTHEASTERN ASSET MANAGEMENT, INC.
LONGLEAF PARTNERS FUNDS
PROXY VOTING POLICIES AND PROCEDURES
INTRODUCTION
As an investment adviser registered with the Securities and Exchange Commission under Section 203 of the Investment Advisers Act of 1940 (the “Advisers Act”), Southeastern Asset Management, Inc. (“Southeastern”) must adopt and implement written policies and procedures that are reasonably designed to ensure that Southeastern votes client securities in the best interest of clients. The proxy voting policies and procedures set forth herein (the “Proxy Policy”) are an update to policies and procedures followed by Southeastern for many years and have been revised to comply with the terms of Rule 206(4)-6 under the Advisers Act. The Proxy Policy sets forth the general principles to be applied in voting proxies of companies held in client portfolios, and is intended for distribution to all clients for informational and disclosure purposes.
In addition, Southeastern has been granted discretionary authority to manage the assets of the separate series of Longleaf Partners Funds Trust (“Longleaf”), an open-end management investment company registered with the SEC under the Investment Company Act of 1940 (the “40 Act”). Pursuant to its discretionary authority to manage Longleaf’s assets, and under the supervision of the Longleaf Boards of Trustees, Southeastern votes proxies of companies held in Longleaf’s portfolios. Effective August 1, 2003, the Boards of Trustees of Longleaf’s three series have authorized Southeastern to vote securities in the Longleaf Partners Funds according to this updated Proxy Policy, and instructed Southeastern as Administrator of the Funds to implement for Longleaf the procedures necessary to comply with proxy rules applicable to investment companies under the 40 Act. Accordingly, Southeastern will make disclosure of Longleaf’s proxy voting record on Form N-PX, when and as required by Investment Company Act Rule 30b1-4, and will disclose in Longleaf’s public filings information regarding the proxy policies applicable to Longleaf, as required by Items 13(f), 22(b)7, and 22(c)5 of Form N-1A.
I.
INFORMATION AVAILABLE TO CLIENTS AND
LONGLEAF SHAREHOLDERS
In order to comply with Adviser’s Act Rule 206(4)-6(c), Southeastern will describe these proxy voting policies and procedures in Part II of its Form ADV, an updated copy of which will be provided to all existing private account clients and all new clients prior to their conducting business with Southeastern. Upon request, Southeastern will provide any private account client with a copy of these proxy voting policies and procedures as well as complete information on how Southeastern voted proxies of companies in the client’s portfolio.
Shareholders of the Longleaf Partners Funds may find a description of this Proxy Policy in the Funds’ Statement of Additional Information (SAI). The SAI may be obtained free of charge from the Funds’ website, www.longleafpartners.com, by calling (800) 445-9469 or on the Securities and Exchange Commission website, www.sec.gov . Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website, www.longleafpartners.com , by calling (800) 445-9469, or on the Funds’ Form N-PX available on the Securities and Exchange Commission website, www.sec.gov.
II.
STATEMENT OF GENERAL POLICIES AFFECTING PROXY VOTING
Proposal Must Benefit Shareholders. One of the principles used by Southeastern in selecting stocks for investment is the presence of shareholder-oriented management. This is defined as management which takes actions and supports policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. As a result, all proposals submitted for shareholder approval are analyzed in light of their long-term benefit to current shareholders.
Management Must Be Responsive. Southeastern’s portfolio management group is active in meeting with top management of portfolio companies and in discussing its views on policies or actions which could enhance shareholder value. To facilitate such discussions, Southeastern may convert a Schedule 13G filing (which is used by passive institutional investors) to a Schedule 13D filing in order to be more active in encouraging management of a company to take particular steps which could further enhance shareholder value. Whether management of a company will consider reasonable shareholder suggestions is a factor to be taken into consideration in proxy voting.
General Policies With Respect to Routine Proposals. Under the statutes of its state of incorporation, a company usually must hold meetings of shareholders annually for the purpose of electing or re-electing directors. In addition, the Securities and Exchange Commission requires that publicly held corporations ratify the selection of the independent auditing firm each year if an annual meeting of shareholders is being held. In many situations, these two matters are the only matters submitted to shareholders for a vote at the company’s Annual Meeting of Shareholders and are therefore viewed by the investment community as being routine in nature. Southeastern’s general policy is to support the Board’s recommendations to vote in favor of these annually recurring matters, particularly where the Board has a record of supporting shareholder rights and is otherwise shareholder oriented.
Exceptions to General Policy. In some circumstances, Southeastern may oppose the routine re-election of a Board of Directors. As a technical matter, a shareholder opposed to re-election must express such opposition by voting the proxy for purposes of establishing the presence of a quorum, but “withholding” the vote for a particular director or the entire slate of directors. Using this procedure, Southeastern may withhold the vote for re-election of the Board in circumstances such as the following:
•	A Board of Directors may have adopted policies or taken actions during the prior year which are within its discretionary authority and, as such, are not matters which must be submitted to shareholders for approval. If such policies or actions have the effect of limiting or diminishing shareholder value, Southeastern may voice its opposition to the Board’s positions by withholding the votes for re-election of the Board or any director.

•	There may be situations where top management of a company, after having discussions with Southeastern’s portfolio management group and perhaps with other institutional shareholders, may have failed or refused to adopt policies or take actions which would enhance shareholder value. Depending on the circumstances, Southeastern may also exercise its proxy voting authority by withholding an affirmative vote for re-election of the Board.
General Policies With Respect to Special Management Proposals. In addition to election or re-election of directors and ratification of the selection of auditors, there may be additional, specific management proposals submitted to shareholders for approval. Southeastern’s general policy is to vote in favor of specific or non-recurring proposals submitted where such proposals are reasonable and appear to be in the best interest of shareholders.
Exceptions to General Policy. There may be situations where a Board of Directors has submitted to shareholders for approval various amendments to the corporate charter or other specific proposals which have the effect of restricting shareholder rights or otherwise diminishing shareholder value. Southeastern may decide to oppose these specific proposals and, as an integral part of such opposition, may also oppose the re-election of the Board of Directors. In the alternative, Southeastern may vote against the special proposals but may vote in favor of re-election of the Board where the Board is otherwise shareholder-oriented and the special proposals do not materially harm shareholder rights.
General Policies With Respect to Shareholder Proposals. There may be situations when a company’s proxy statement contains minority shareholder proposals, which might include eliminating staggered terms for members of boards of directors, eliminating other anti-takeover defenses, adopting cumulative voting rights, or establishing operating rules or policies which are of primary interest to special interest groups. Southeastern votes these proposals on a case-by case basis with the primary objective of supporting corporate operating policies which provide the maximum financial benefit to shareholders. In Southeastern’s opinion, if a company’s management has demonstrated that it is shareholder-oriented by adopting operating policies and procedures which are beneficial to shareholders, Southeastern may oppose minority shareholder proposals, particularly when the adoption of such proposals could inhibit normal operations or might be disruptive.
III.
DISCUSSION OF SPECIFIC CORPORATE POLICIES AND PROPOSALS
The determination as to whether a particular policy or shareholder proposal is likely to enhance or diminish shareholder wealth may be relatively clear or, in the alternative, could be subjective. Below is a list of specific issues which may be presented for a vote and how Southeastern is likely to treat such matters. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Southeastern does not vote in strict adherence to the guidelines set forth below. In addition, the discussion is not exhaustive and does not include all potential voting issues. To the extent issues are not covered by this Proxy Policy, or in situations where Southeastern does not vote as described below, Southeastern will be governed by what it considers to be in the best interests of its clients.

•	“One share, one vote.”
Explanation. Southeastern believes that good corporate governance usually requires that all shareholders have an equal voice in electing a Board of Directors and in voting on other proposals submitted to shareholders. Southeastern generally would oppose proposals to create separate classes of shares with disproportionate voting rights which may be designed primarily to empower shareholders affiliated with existing management at the expense of non-management affiliated shareholders. Recognizing that certain corporate finance proposals may require that new shareholders receive stronger voting rights or more beneficial conversion rights in consideration for the price per share of a new offering, Southeastern would give consideration to supporting reasonable disproportionate voting or conversion rights in situations where the proposal would raise necessary capital without undue dilution of the voting or ownership rights of existing shareholders.
•	Reasonable Stock Option Plans and Reasonable Cash Incentives.
Explanation. Southeastern believes that management of a portfolio company will tend to make decisions and support policies which enhance shareholder wealth if management is a significant owner of the company. In addition, management will tend to be shareholder oriented if a primary method of ongoing management compensation is through the granting of options for the purchase of additional shares rather than through the award of substantial cash bonuses. Recognizing that compensation derived solely from stock options could be dilutive over time, Southeastern believes that there should be an appropriate balance between stock option grants and cash compensation, and that both should be related to the achievement of overall corporate profitability. Southeastern will therefore favor the adoption or continuation of reasonable, non super-dilutive stock option plans and will support the election of directors who couple granting of stock options and annual cash compensation with improved corporate profitability.
•	Super-dilutive Stock Option Plans.
Explanation. Stock option plans with excessively large authorizations to issue additional shares at the discretion of the Board of Directors can be harmful to existing shareholders in two respects. First, such plans may be used to increase the ownership position of current management on terms and conditions not available to non-management affiliated minority shareholders; second, such plans may be used to ward off a hostile takeover by issuing additional shares to current management on a basis which is more favorable than is available to other shareholders. The appropriate number of unissued shares allocated to a stock option plan as a percentage of outstanding shares may vary and can be discretionary, depending on the circumstances. Southeastern generally will oppose the adoption of stock option plans providing for unusually large share authorizations which appear to exceed the needs for reasonable executive compensation.
•	Reasonable Employment Contracts and “Golden Parachutes.”
Explanation. To retain effective top management teams, a company needs to provide protection against the fear of preemptory dismissal should a hostile takeover attempt be successful. Although Southeastern generally opposes structural anti-takeover measurers, it will support a Board of Directors which enters into employment contracts for limited, rolling time periods

(such as 3 years), and provides reasonable “parachutes” or termination compensation for an effective top management group.
•	Share Repurchase Programs.
Explanation. During periods when a portfolio company’s shares are materially underpriced, the best allocation of capital may be the repurchase of shares rather than expansion of the company’s businesses or an increase in corporate dividends. Shrinkage of the company’s common capitalization can have the effect of substantially increasing shareholder wealth for those shareholders able to continue their investment. Southeastern will accordingly support Boards of Directors entering into share repurchase programs during periods when common shares are materially underpriced.
•	Cumulative Voting and Pre-emptive Rights.
Explanation. Cumulative voting enables minority shareholders, including an investment adviser casting votes for its clients, to aggregate the number of votes available for all directors and assign these votes to a single director. Thus, some minority shareholders might own sufficient shares to be able to elect a designated representative to the Board, and thereby achieve a larger voice in the corporate management process. The presence of pre-emptive rights preserves a right of first refusal for existing shareholders to acquire newly issued shares on the same terms as the shares might be offered to a majority or control group, thereby enabling minority shareholders to maintain the same pro-rata percentage of voting control.
The charters of most corporations formed in recent years do not contain provisions for cumulative voting or pre-emptive rights. Because these provisions protect the rights of minority shareholders, Southeastern would usually oppose a proposal for elimination of such rights in situations where they presently exist.
•	“Blank Check” Preference Stock.
Explanation. “Blank Check” preference stock allows a Board of Directors, without subsequent shareholder approval, to issue unlimited series of preference stock under terms and conditions determined wholly by the Board. Such terms and conditions may include preferential voting rights, dividends, and conversion rights which could be substantially dilutive for common shareholders. Such preference shares could also be issued by the Board to support questionable corporate financing proposals or as an anti-takeover measure. Because of the potential for dilution of common shareholders, Southeastern will generally oppose the adoption of “blank check” preference stock provisions.
•	“Greenmail” Share Repurchases.
Explanation. Unlike normal share repurchase programs which are implemented when a company’s shares are materially underpriced, “greenmail” repurchases of outstanding shares are usually made at inflated share prices for the purpose of eliminating a potential acquirer. As a result, such “greenmail” payments usually have both the immediate and long-term effect of limiting rather than enhancing shareholder value and may interfere with natural market forces. Southeastern will generally oppose the re-election of Boards of Directors which engage in “greenmail” repurchases in circumstances which would not enhance long-term shareholder value.

•	Structural Anti-takeover Defenses.
Explanation. In most situations, the adoption of anti-takeover defenses which become part of the corporation’s organizational structure have the effect of limiting natural market forces on the trading price of a company’s stock. Such structural or permanent provisions include the following: staggered terms for the Board of Directors, under which Board terms run for more than one year and less than all directors are elected each year; supermajority shareholder approval for merger or acquisition proposals not approved by the Board of Directors; and adoption of “poison pills” designed to damage the capital structure of either the acquiring or the acquired corporation in a non Board approved merger or takeover.
Southeastern generally will oppose the adoption of these types of structural anti-takeover defenses, and would generally favor their removal in corporate charters where they presently exist. There may be exceptions to this policy, however, if management has demonstrated that it pursues policies to create shareholder value and is otherwise shareholder-oriented.
•	Right to Call Meetings
Explanation. Southeastern generally opposes proposals seeking to limit the ability of shareholders to call special meetings and vote on issues outside of the company’s annual meeting. Limiting the forum in which shareholders are able to vote on proposals could adversely affect shareholder value
•	Mergers, Acquisitions, Reorganizations, and other Transactions
Explanation. Shareholders may be faced with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets, that may require shareholder consent. Voting on such proposals involves considerations unique to each transaction, so Southeastern votes such matters on a case-by-case basis.
•	Environmental, Social, and Ethical Issues
Explanation. Southeastern recognizes the overall benefit that is provided to society in general when its portfolio companies act in a responsible manner as a good corporate steward in areas of environmental, social and ethical matters. Therefore, as a general policy, Southeastern will be supportive of and vote in favor of proposals that, in Southeastern’s opinion, would further such causes. However, such areas can be highly subjective and can, at times, be in conflict with what we consider to be in the long-term best interests of the shareholders. Therefore, Southeastern will give due regard to such proposals and will consider these matters on a case-by-case basis.
IV.
SOUTHEASTERN’S PROXY VOTING PROCEDURES
Monitoring for Proxies and Corporate Actions. Southeastern has implemented procedures designed to ensure that it receives the proxies and corporate actions for which it is responsible,

and that these proxies and corporate actions are reconciled with the reported holdings of its clients as of the record date for voting, and then voted prior to applicable deadlines.
Regarding proxies, Southeastern has hired a third-party service provider to assist in monitoring for meetings. Each business day, Southeastern sends an updated file of holdings in each client portfolio where Southeastern has voting discretion to this administrator. The administrator has undertaken the task of collecting ballots and notifying Southeastern of all record and meeting dates for these holdings. In addition, Southeastern maintains its own list of record and meeting dates for client holdings, as a back-up and “check.” Upon notification of upcoming meetings, Southeastern’s Proxy Coordinator identifies all clients who hold the security as of the record date, and the number of shares held. It is the Proxy Coordinator’s job to ensure that voting decisions are made with respect to each client account and that such decisions are transmitted prior to applicable deadlines. The administrator assists and follows through with the implementation of Southeastern’s voting decisions for each of its client accounts where voting discretion has been granted.
It should be noted that if Southeastern or its clients enter into a securities lending arrangement with respect to securities in a client’s portfolio, Southeastern may not be able to vote proxies on those particular shares. In addition, with respect to foreign holdings, record and meeting dates may be announced with very little time to respond. In such circumstances, Southeastern makes its best effort to respond in a timely manner. In some foreign markets, shareholders who vote proxies are not able to sell in the company’s stock within a given period of time surrounding the meeting date. Southeastern coordinates voting such proxies with its trading activity, and in some cases may not vote such proxies where doing so would impair its trading flexibility. Southeastern may also refrain from voting where shares of a particular holding have been sold out of all client accounts prior to the meeting date. In summary, Southeastern may refrain from voting in situations where the cost of voting exceeds the expected benefit.
Regarding corporate transactions, information is available from a number of sources. Information usually comes first to the Southeastern portfolio management group and specifically to the particular co-manager or analyst primarily responsible for the portfolio holding. This information generally comes through press releases reported on electronic media services or in financial media such as The Wall Street Journal. In addition, Southeastern personnel routinely monitor news and events relating to portfolio holdings of clients, and accordingly learn of corporate actions which may require a response. Similarly, custodian banks receiving notification of corporate actions from issuers in turn notify Southeastern. Not all corporate actions require a response (such as dividend payments or stock splits), and Southeastern will not normally respond where the default action is the desired outcome. Corporate actions which do require a response are handled by Southeastern’s Director of Client Accounting or her designee.
Decisions on Proxy Voting. Proxy Statements issued by portfolio companies are reviewed by the investment analyst assigned responsibility for the particular portfolio company. Proxies are voted in accordance with the general policies as described in Part II above. Any internal recommendation to consider voting in a manner contrary to the recommendations of the company’s Board of Directors is presented to Southeastern’s CEO or President for final decision before implementation. In addition, a conflict of interest review is performed with respect to each vote (see “Conflicts of Interest” below).

Attendance at Shareholders’ Meetings. A representative of Southeastern may attend shareholders meetings where there are special or unusual issues to be presented to shareholders. If Southeastern has determined to oppose management’s position, the representative may vote the shares of its clients in person rather than using the normal proxy voting procedures to return proxies to management.
Conflicts of Interest. Occasions may arise where Southeastern or one of its personnel could have a conflict of interest with respect to a particular proxy vote. For example, there may be occasions where Southeastern has invested client assets in a company for which Southeastern also provides investment management services, or one of Southeastern’s clients may have a material interest in the outcome of a vote. It is also possible that Southeastern’s personnel may have a personal conflict of interest with respect to a vote, such as familial relationship with company management.
Southeastern considers potential conflicts of interest with respect to each voting decision. Any individual participating in a voting decision who has a personal conflict of interest shall disclose that conflict to the Proxy Coordinator and the Proxy Conflict Committee for review, and shall otherwise remove himself or herself from the proxy voting process. In addition, personnel involved in voting decisions must consider any Southeastern conflict of interest and report such conflicts to the Proxy Coordinator and the Proxy Conflict Committee, which also separately considers conflicts of interest which may be applicable to a vote. Before the Proxy Coordinator can submit voting decisions for execution, a representative of the portfolio management team and two representatives of the Proxy Conflict Committee must initial Southeastern’s internal proxy form indicating that they are not aware of a conflict of interest.
In cases where a conflict of interest has been identified, Southeastern’s Proxy Conflict Committee will prepare a report prior to execution of a voting decision which contains the following:
•	the nature of the conflict;

•	an evaluation of the materiality of the conflict; and

•	if the conflict is material, the procedures used to address the conflict.
Three out of four members of the Proxy Conflict Committee must approve the report. Such reports will be kept pursuant to the policies set forth under “Record Retention” below.
If a conflict is material, Southeastern will attempt to disclose the conflict to affected clients, including private account clients and/or the Longleaf Partners Funds‘ Boards of Trustees, and either obtain consent to vote on a given voting occasion or vote in accordance with instructions from the client and/or Longleaf Board of Trustees. Where consent has been given for Southeastern to vote, it will treat a proxy vote as it would any other and vote according to the principles stated herein, with the governing principle being what is in the best interest of the company’s shareholders. If Southeastern is not able to reach affected clients in time to obtain consent, or obtaining consent is not otherwise feasible, Southeastern may vote in accord with guidance provided by a proxy service provider independent of Southeastern.
In evaluating the materiality of a conflict, Southeastern will consider a number of factors, including:

•	whether Southeastern has been solicited by the person or entity creating the conflict;

•	whether the size of Southeastern’s business relationship with the source of the conflict is material in light of Southeastern’s total business;

•	whether Southeastern’s voting power or voting decision is material from the perspective of the source of the conflict;

•	other factors which indicate Southeastern’s voting decision has not been impaired or tainted by the conflict.
If Southeastern concludes that the conflict is not material, the conflict of interest report will state the basis for this determination, and Southeastern will vote in the manner it deems in its clients’ best interest.
Record Retention. As required by Adviser’s Act Rule 204-2(c)(2), Southeastern maintains with respect to its clients:
•	copies of its proxy policies and procedures;

•	copies of proxy statements received regarding client securities (Southeastern will either keep a copy, rely on a copy obtained from the SEC’s EDGAR system, or will hire a third-party service provider to retain copies and provide them promptly upon request);

•	a record of each vote cast on behalf of a client (Southeastern will either retain this record itself or hire a third-party service provider to make and retain such records and provide them promptly upon request);

•	copies of documents created by Southeastern that are material to a voting decision or that memorialize the basis for the decision (including conflict of interest reports);

•	copies of each written client request for information on how Southeastern voted on behalf of a client, and a copy of Southeastern’s written response to any written or oral client request for information on how Southeastern voted its proxy.
Adopted August 1, 2003
Amended December 18, 2006
Amended December 4, 2007
Amended June 9, 2008
Amended December 17, 2010

PROXY VOTING POLICY	STATE STREET GLOBAL ADVISORS®

MARCH 2012
Introduction
SSgA Funds Management, Inc. (“SSgA FM”) is a registered investment adviser and a wholly owned subsidiary of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSgA FM has discretionary proxy voting authority over most of its client accounts, and SSgA FM votes these proxies in the manner that we believe will most likely protect and promote the long term economic value of client investments and as set forth in the SSgA FM Proxy Voting Guidelines (the “Proxy Voting Guidelines”).
Proxy Voting Procedure
Oversight
The SSgA FM Corporate Governance Team is responsible for implementing the Proxy Voting Guidelines, case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues impacting shareholder value. The implementation of the Proxy Voting Guidelines is overseen by the SSgA FM Global Proxy Review Committee (“SSgA FM PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in more detail below. The SSgA FM PRC reports to the SSgA Investment Committee, and may refer certain significant proxy items to that committee. In addition to voting proxies, SSgA:
1) describes its proxy voting procedures to its clients in Part II of its Form ADV;
2) provides the client with this written proxy policy, upon request;
3) discloses to its clients how they may obtain information on how FM voted the client’s proxies;
4) matches proxies received with holdings as of record date;
5) generally applies its proxy voting policy consistently and keeps records of votes for each client;
6) documents the reason(s) for voting for all non-routine items; and
7) keeps records of such proxy voting available for inspection by the client or governmental agencies.
Oversight of the proxy voting process is ultimately the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the Proxy Voting Guidelines.
Proxy Voting Process
SSgA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance, to support our proxy voting process. SSgA FM utilizes ISS’s services in three ways: (1) as SSgA FM’s proxy voting agent (providing SSgA FM with vote execution and administration services); (2) applying SSgA FM’s Proxy Voting Guidelines; and (3) provides research and anlaysis relating to general corporate governance issues and specifc proxy items.
On most routine proxy voting items (e.g., retention of auditors), ISS will effect the proxy votes in accordance with the Proxy Voting Guidelines and our standing instructions, which the SSgA FM Corporate Governance Team reviews with ISS on an annual basis or on a case-by-case basis as required. The guidance permits ISS to apply the Proxy Voting Guidelines without consulting us on each proxy and in a manner that is consistent with our investment view. On matters not directly covered by the Proxy Voting Guidelines, and we conclude there is no liklihood of impacting shareholder value, ISS may effect proxy votes in accordance with its own recommendations.
In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote consistent with SSgA FM’s investment views and to maximize the value of our client accounts. In general, the Corporate Governance Team will engage in this additional review for:
(i)	proxies that involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a signficant precedent in corporate governance); and

(ii)	proxies that are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.
In some instances, the SSgA FM Corporate Governance Team may refer significant issues which are not addressed by our Proxy Voting Guidelines or guidance to ISS to the SSgA FM PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSgA FM PRC, the SSgA FM Corporate Governance Team will examine whether there is a material conflict of interest between the interests of our client and those of SSgA FM or its affiliates (as explained in greater detail below under “Conflict of Interest”). If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interest of our clients (i.e., to maximize the economic value of our clients’ securities).
Conflict of Interest
From time to time, SSgA FM will review a proxy which may present a potential conflict of interest. In general, we do not believe matters that fall within our Proxy Voting Guidelines and are voted consistently with the Proxy Voting Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity; however, where matters do not fall within our Proxy Voting Guidelines or where we believe that voting in accordance with the Proxy Voting Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. Although various relationships could be deemed to give rise to a conflict of interest, SSgA has determined that two categories of relationships present a serious concern to warrant an alternative process: (1) clients of SSgA FM or its affiliates which are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).
In circumstances where either (i) the matter does not fall clearly within the Proxy Voting Guidelines or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Director of SSgA FM’s Corporate Governance Team will determine whether a Material Relationship exists. If so the matter is referred to the SSgA FM PRC. The SSgA FM PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSgA FM PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSgA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.
Engagement
SSgA FM conducts issuer engagement activity to support SSgA FM’s voting principles. SSgA FM believes engagement with portfolio companies is often the most active and productive way shareholders can exercise their ownership rights, with the goal of increasing shareholder value. SSgA FM regularly engages with companies to discuss corporate governance issues and to provide insight about the principles and practices that drive our voting decisions. In our discussions, we highlight the attributes and practices that we believe enhance the quality of corporate governance at companies. Some engagement topics include takeover defenses, merger transactions, proxy contests, board elections, sustainability issues, executive compensation, equity compensation plans and other topical issues of interest to our clients as shareholders. Through our discussions, we seek to strengthen the quality of corporate governance with boards and management, which helps protect shareholder value.
The SSgA FM Governance Team is dedicated to providing governance research, analysis, issuer engagement and voting services. The SSgA FM Governance Team has no fixed set of priorities that dictate engagement practices. Instead, we view engagement practices as being dependent upon facts and circumstances, while giving consideration to the size of our total position of the issuer and/or the potential negative governance practices, performance profile, and circumstance at hand.
Nature and Form of Engagement
SSgA FM believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSgA FM defines engagement methods:
Reactive
Reactive engagement is initiated by the issuers and typically represents a majority of SSgA FM’s engagement activity. SSgA FM routinely discusses specific voting issues and items with the issuer community. These are viewed as an opportunity to address not only voting items, but also a wide range of governance items that impact shareholder value.

Recurring
Recurring engagement takes advantage of SSgA FM’s strong relationships with many of its largest holdings. SSgA FM maintains regular face-to-face meetings with these issuers, allowing SSgA FM to reinforce key tenets of good corporate governance and actively advise these issuers around concerns that SSgA FM feels may impact long-term shareholder value.
Dynamic
Using screening tools designed to capture a mix of SSgA FM’s largest exposures to issuers demonstrating severe negative governance profiles, SSgA FM will actively seek direct dialogue with the board and management. In these cases, the dynamic engagement process represents the most meaningful chance for SSgA FM to protect long-term shareholder value from excessive risk due to governance related risks.
SSgA FM believes active engagement is best conducted individually and directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, such as shareholder conference calls, can serve as a potential forum for issues that are not identified by SSgA FM as requiring active engagement.
When Does SSgA FM Engage Issuers?
SSgA FM uses various methods to monitor its investments to determine which issuers require dynamic engagement. A blend of quantitative and qualitative research and data is used to identify potential engagement opportunities. SSgA FM sources internal and external research and screening tools to support the engagement process.
Voting and Engagement
SSgA FM believes engagement and voting activity have a direct relationship. Issuer engagement seeks to address significant shareholder concerns and governance issues. Logically, successful issuer engagement should reduce the need to vote against management. The integration and exercise of both these rights leads to a meaningful shareholder tool that seeks to achieve enhanced shareholder value on behalf of SSgA FM clients.
Developed and Non-Developed Markets
SSgA FM engagement philosophy applies across all global markets. We have found the opportunity and effectiveness of engagement activity directly correlates to the level of ownership and voting rights provided by local market laws. From market to market, engagement activity may take different forms in order to best achieve long term engagement goals.
Engagement in developed markets is a mature process for SSgA FM. In some cases, engagement activity is institutionalized into local best practices, such as the UK Stewardship Code overseen by Financial Reporting Commission (FRC). In the UK, disclosure standards are high, allowing shareholders simple access to the key components of governance, such as board and by-law structure, remuneration policies and practices, sustainability data and reporting, among others. Further, shareholder rights are relatively high allowing for SSgA FM to engage on a variety of issues.
In many non-OECD markets we often supplement direct company engagement with participation in shareholder advocacy groups that seek change at a market level. This type of “top-down”

approach should have a positive long-term impact by addressing shortcomings in local market laws on disclosure and shareholder rights.
Summary of Proxy Voting Guidelines
Directors and Boards
The election of directors is one of the most important fiduciary duties SSgA FM performs as a shareholder. SSgA FM believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSgA FM seeks to vote director elections, in a way, which we as a fiduciary, believe will maximize the monetary value of each portfolio’s holdings.
The role of the board, in SSgA FM’s view, is to carry out its responsibilities in the best long-term interest of the company and its shareholders. A strong and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan, and performs risk oversight and performance assessment of the CEO and management. In contrast, management implements the business strategy and runs the company’s day-to-day operations. As part of SSgA FM’s engagement process, SSgA FM routinely discusses the importance of the board with issuers.
SSgA FM believes the quality of a board is a measure of director independence and company governance practices. In voting to elect nominees, SSgA FM considers many factors. SSgA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management, maintain appropriate governance practices, and perform oversight functions necessary to protect shareholder interests.
Accounting and Audit Related Issues
SSgA FM believes audit committees are critical and necessary as part of the board’s risk oversight role. We expect auditors to provide assurance as of a company’s financial condition. Having trust in the accuracy of financial statements is important for shareholders to make decisions. Subsequently, SSgA FM believes that it is imperative for audit committees to select outside auditors who are independent from management.
SSgA FM believes the audit committee is responsible for appointing, compensating, retaining and overseeing the issuer’s outside audit firm. In addition, SSgA FM believes the audit committee should approve audit and non-audit services performed by outside audit firms.
Capital Structure, Reorganization and Mergers
Though SSgA FM does not seek involvement in the day-to-day operations of an organization, SSgA FM recognizes the need for oversight and input into management decisions that may affect a company’s value. Altering the capital structure of a company is a critical decision for management, and in making such a critical decision, SSgA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.

The organizational structure of a company or proposed modifications to a company, may improve the effectiveness of a company’s operations, thereby enhancing shareholder value. M&A issues may result in a substantial economic impact to a corporation. SSgA FM evaluates mergers and acquisitions on a case-by-case basis. SSgA FM considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSgA FM uses its discretion in order to maximize shareholder value.
Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer or reducing the likelihood of a successful offer. SSgA FM does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholder’s right to vote on reasonable offers.
Compensation
SSgA FM considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSgA FM’s analysis of executive compensation; there should be a direct relationship between executive compensation and company performance over the long term.
General/Routine
Although SSgA FM does not seek involvement in the day-to-day operations of an organization, SSgA FM recognizes the need for conscientious oversight and input into management decisions that may affect a company’s value. SSgA FM supports proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.
Environmental and Social Issues
Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Often, proposals may address concerns with which SSgA FM philosophically agrees, but absent a compelling economic impact on shareholder value, SSgA FM will typically abstain from voting on these proposals.
International Statement
SSgA FM reviews proxies of non-US issuers consistent with our Principles and Proxy Voting Guidelines; however, SSgA FM also endeavors to show sensitivity to local market practices when voting non-US proxies. This may lead to contrasting votes as corporate governance standards, disclosure requirements and voting mechanics differ from market to market. SSgA will vote issues in the context of our Proxy Voting Guidelines, as well as local market standards, where appropriate.
SSgA FM votes in all markets where it is feasible; however, SSgA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, or where issuer-specific special documentation is required or various market or issuer certifications are required. SSgA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction or when they charge a meeting specific fee in excess of the typical custody service agreement.
SSgA FM Proxy Voting Guidelines
State Street Global Advisors Funds Management (“SSgA FM”) seeks to vote proxies for which it has discretionary authority in the best interests SSgA FM clients. This means that SSgA FM will make voting decisions in the manner SSgA believes will most likely protect and promote the long term economic value of client accounts. Absent unusual circumstances or specific client instructions, SSgA FM votes proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. SSgA FM takes the view that voting in a manner consistent with maximizing the monetary value of our clients’ holdings will benefit our direct clients (e.g. fund shareholders).
I. DIRECTOR RELATED ITEMS
Director related proposals concern issues submitted to shareholders that deal with the composition of the board or impact the members of a corporation’s board of directors. In deciding which director nominee to support, SSgA FM considers numerous factors.
Director Elections
SSgA’s director election policy focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors SSgA considers when evaluating governance practices include, but are not limited to the following:
•	Shareholder rights

•	Board independence

•	Board structure
If a company demonstrates appropriate governance practices, SSgA believes a director should be classified as independent based on the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board should meet the minimum standards of independence. Accordingly, SSgA will vote against a nominee at a company with appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice AND serves on a key committee of the board (compensation, audit, nominating or committees required to be fully independent by local market standards).
Conversely, if a company demonstrates negative governance practices, SSgA believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based on the following classification standards:

•	Is the nominee an employee of or related to an employee of the issuer or its auditor,

•	Does the nominee provides professional services to the issuer,

•	Has the nominee attended an appropriate number of board meetings, or

•	Has the nominee received non-board related compensation from the issuer.
Where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, SSgA will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.
Additionally, SSgA may withhold votes based on the following:
•	CEOs of public companies who sit on more than three public company boards.

•	Nominees who sit on more than six public company boards.

•	SSgA may withhold votes from all director nominees at companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s).

•	SSgA may withhold votes from compensation committee members where there is a weak relationship between executive pay and performance over a five-year period.

•	SSgA will withhold votes from audit committee members if non-audit fees exceed 50% of total fees paid to the auditors.

•	SSgA will withhold votes from directors who appear to have been remiss in their duties.
Director Related Proposals
SSgA FM generally votes for the following director related proposals:
•	Discharge of board members’ duties, in the absence of pending litigation, governmental investigation, charges of fraud or other indications of significant concern.

•	Proposals to restore shareholders’ ability to remove directors with or without cause.

•	Proposals that permit shareholders to elect directors to fill board vacancies.

•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
SSgA FM generally votes against the following director related proposals:
•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected.

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy.

•	Shareholder proposals requiring two candidates per board seat.
Majority Voting
SSgA FM will generally support a majority vote standard based on votes cast for the election of directors.
SSgA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares cast) to pass or repeal certain provisions.
Annual Elections
SSgA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders rights plan.
Cumulative Voting
SSgA FM does not support cumulative voting structures for the election of directors.
Separation Chair/CEO
SSgA FM analyzes proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including but not limited to, a company’s performance and the overall governance structure of the company.
Proxy Access
SSgA will consider proposals relating to Proxy Access on a case-by-case basis:
SSgA will evaluate the company’s specific circumstances, the impact of the proposal on the target company and its potential effect on shareholder value.
Considerations include but are not limited to the following:
•	The ownership thresholds and holding duration proposed in the resolution;

•	The binding nature of the proposal;

•	The number of directors that shareholders may be nominate each year;

•	Company performance;

•	Company governance structure;

•	Shareholder rights; and

•	Board performance.
Age/Term Limits
Generally, SSgA FM will vote against limits to tenure.
Approve Remuneration of Directors
Generally, SSgA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.
Indemnification
Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Classified Boards
SSgA FM generally supports annual elections for the board of directors. In certain cases, SSgA FM will support a classified board structure, if the board is composed of 80 percent of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and SSgA FM will consider other governance factors, including antitakeover devices.
Confidential Voting
SSgA FM will support confidential voting.
Board Size
SSgA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
II. AUDIT RELATED ITEMS
Ratifying Auditors and Approving Auditor Compensation

SSgA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSgA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.
In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/fax compliance and preparation for purposes of determining whether non-audit fees are excessive.
SSgA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.2

[2]	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.
Accept Financial Statements Consolidated Financial Statements and Statutory Reports
It is the auditor’s responsibility to provide assurance as of the company’s financial condition. Accordingly, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern, SSgA FM will accept the financial statement, allocation of income and/or statutory report.
III. CAPITAL STRUCTURE
Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.
Increase in Authorized Common Shares
In general, SSgA FM supports share increases for general corporate purposes up to 100% of current authorized stock.
SSgA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for U.S. firms and plus 100% of current authorized stock for international firms.

When applying the thresholds, SSgA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.
Increase in Authorized Preferred Shares
SSgA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.
Generally, SSgA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
SSgA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
However, SSgA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Preemptive Rights and Non-Preemptive Rights
In general, SSgA FM supports issuance authority requests up to 100% of current share capital with preemptive rights. Requests for the authority to remove preemptive rights will be supported for share issuances that are less than a certain percentage (ranging from 5-20%, based on market practice) of the outstanding shares, unless even such a small amount could have a material dilutive effect on existing shareholders (e.g. illiquid markets).
For Hong Kong, SSgA FM does not support issuances that do not place limits on discounts or do not provide the authority to refresh the share issuance amounts without prior shareholder approval.
Unequal Voting Rights
SSgA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.
However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.
Dividends and Share Repurchase Programs
SSgA FM generally supports dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position.

Generally, SSgA FM votes for the authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase.
IV. MERGERS AND ACQUISITIONS
Mergers and the reorganization structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.
SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:
•	Offer premium

•	Strategic rationale

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest

•	Offers made at a premium and where there are no other higher bidders

•	Offers in which the secondary market price is substantially lower than the net asset value
SSgA FM may vote against a transaction considering the following:
•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

•	At the time of voting, the current market price of the security exceeds the bid price
V. ANTI-TAKEOVER MEASURES
Typically, proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision are deemed to have an antitakeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.
Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported. Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans
SSgA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.
In general, SSgA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).
SSgA FM will support the adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.
SSgA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).
Special Meetings
SSgA will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their by-laws if:
•	The company also does not allow shareholders to act by written consent, OR

•	The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares.
SSgA will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their by-laws if:
•	The current ownership threshold to call for a special meeting is above 25% of outstanding shares.
SSgA will vote for management proposals related to special meetings.
Written Consent
SSgA will vote for shareholder proposals on written consent at companies if:
•	The company does not have provisions in their by-laws giving shareholders the right to call for a special meeting, OR

•	The company allows shareholders the right to call for a special meeting but the current ownership threshold to call for a special meeting is above 25% of outstanding shares, AND

•	The company has a poor governance profile.
SSgA will vote management proposals on written consent on a case-by-case basis.
Super-Majority
SSgA FM will generally vote against amendments to by-laws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.
VI. REMUNERATION
Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.
Advisory Vote on Executive Compensation and Frequency
SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.
SSgA FM supports an annual advisory vote on executive compensation.
Approve Remuneration Report
SSgA FM will generally support remuneration reports that are judged to be in-line with local market practices. SSgA FM will generally vote against the approval of the remuneration report if the company fails to disclose information regarding any element of CEO remuneration including but not limited to, base salary, annual bonuses, and special bonuses relative to market practice.
If the company’s schemes allows for retesting of performance criteria over extended time period or for retesting if the original performance criteria was not met during the initial time period, SSgA FM may vote against the remuneration report.
Employee Equity Award Plans
SSgA FM considers numerous criteria when examining equity award proposals. Generally, SSgA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plans plan are:
Excessive voting power dilution: To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. SSgA reviews that number in light of certain factors, including the industry of the issuer.
Other criteria include the following:
•	Number of participants or eligible employees;

•	The variety of awards possible

•	The period of time covered by the plan
There are numerous factors that we view as negative, and together, may result in a vote against a proposal:
•	Grants to individuals or very small groups of participants;

•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;

•	The power of the board to exchange “underwater” options without shareholder approval this pertains to the ability of a company to reprice options, not the actual act of repricing described above;
•	Below market rate loans to officers to exercise their options;

•	The ability to grant options at less than fair market value;

•	Acceleration of vesting automatically upon a change in control;

•	Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive).
Historical option grants: Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.
Repricing: SSgA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.
Share Repurchases: If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.
Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) do not disclose a definitive number of the shares to be bought back and, (iii) the time frame during which the shares will be bought back will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments: If a plan would not normally meet SSgA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSgA FM will support the proposal to amend the plan.
Employee Stock Option Plans
SSgA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA FM takes market practice into consideration.
Compensation Related Items
SSgA FM will generally support the following proposals:
•	Expansions to reporting of financial or compensation-related information, within reason

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
SSgA FM will generally vote against the following proposals:
•	Retirement bonuses for non-executive directors and auditors
VII. MISCELLANEOUS/ROUTINE ITEMS
SSgA FM generally supports the following miscellaneous/routine governance items:
•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate

•	Opting out of business combination provision

•	Proposals that remove restrictions on the right of shareholders to act independently of management

•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved

•	Shareholder proposals to put option repricings to a shareholder vote

•	General updating of or corrective amendments to charter and by-laws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

•	Change in corporation name

•	Mandates that amendments to bylaws or charters have shareholder approval

•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable

•	Repeals, prohibitions or adoption of anti-greenmail provisions

•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduce and proposals to implement a reverse stock split to avoid delisting

•	Exclusive forum provisions
SSgA FM generally does not support the following miscellaneous/routine governance items:
•	Proposals asking companies to adopt full tenure holding periods for their executives

•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation

•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable

•	Proposals to approve other business when it appears as voting item

•	Proposals giving the board exclusive authority to amend the bylaws

•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal
VIII. ENVIRONMENTAL AND SOCIAL ISSUES
Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Where it appears there is a potential effect on shareholder or economic value of a company that is related to a specific environmental or social issue, SSgA FM evaluates the shareholder proposal addressing the issue on a case-by-case basis. Absent a compelling economic impact on shareholder value, SSgA FM will typically abstain from voting on these proposals.
Record Keeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1)	FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)	a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.
More Information
Any client who wishes to receive information on how its proxies were voted should contact its SSgA FM relationship manager.

TimesSquare Capital Management
Procedure: Proxy Voting
Responsibility:
1.	Chief Compliance Officer

2.	Proxy Voting Committee

3.	Analysts and Portfolio Managers

4.	RiskMetrics Group
Discussion:
1.	Compliance identifies those Clients for which TimesSquare has been instructed to vote proxies. Each client typically identifies in their investment management contract whether they would like to retain proxy voting authority or delegate that authority to TimesSquare. However, if requested, TimesSquare will also honor a client’s written direction on voting proxies. As described below, TimesSquare has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service. Certain clients direct TimesSquare to vote proxies using pre-determined guidelines provided by organizations such as the AFL-CIO. TimesSquare coordinates the use of such guidelines with its third party proxy voting service.

2.	TimesSquare has a Proxy Voting Committee, which meets at least annually to review and consider the third party voting services performance and review potential changes to TimesSquare’s own policies. The Committee also meets on an as needed basis to review any material conflicts of interest or any special factors or circumstances that require the Committee’s review. The Committee will also periodically review a list of clients for which TimesSquare is not responsible to vote. The Proxy Voting Committee is comprised of the Chief Executive Officer, the SVP of Operations, and the Chief Compliance Officer.

3.	As noted above, TimesSquare has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service. The pre-determined guidelines are developed through consultation with the key proxy voting decision makers, that is, equity analysts and portfolio managers, and are reviewed and approved annually by the Proxy Voting Committee.

To address potential material conflicts of interest between the interests of TimesSquare and its affiliates and the interests of TimesSquare’s clients, TimesSquare adheres to pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee. The Guidelines are available from the Chief Compliance Officer.

4.	Proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

5.	Compliance is responsible for ensuring that all proxy ballots are voted, and are voted in accordance with policies and procedures described in this policy. The mechanics, administration and record keeping of proxy voting are handled by an independent, third party proxy voting service. All proxy materials are directed to an independent, third party proxy voting service by the portfolios’ custodians. The independent, third party proxy voting service votes proxies in accordance with voting guidelines and instructions provided or used by TimesSquare; reconciles all ballots held on record date to shares voted; and maintains records of, and upon request provides quarterly reports on, how each portfolio has voted its proxies.

6.	TimesSquare will make reasonable efforts to vote client proxies in accordance with the Proxy Voting Committee’s recommendation. TimesSquare will generally decline to vote a proxy if voting the proxy would cause a restriction to be placed on TimesSquare’s ability to trade securities held in client accounts in “share blocking” countries. Accordingly, TimesSquare may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.

7.	Using voting guidelines provided by TimesSquare, the independent, third party proxy voting service alerts Compliance of proxy ballot issues that are considered on a case-by-case basis. After consulting with equity analysts and portfolio managers, Compliance presents voting recommendations on such ballots to the Proxy Voting Committee, which reviews and approves/disapproves recommendations.

8.	Compliance is responsible for reporting exceptions and/or non-routine or new matters to the Proxy Voting Committee. Compliance also provides the Committee with reports that provide an overview of voting results.

9.	In the case of sub-advised accounts, TimesSquare shall, unless otherwise directed by the account, be responsible for voting proxies.

10.	Oversight
     On a periodic basis, TimesSquare monitors the third party voting service to ensure that it continues to vote according to its guidelines and continues to monitor for any potential material conflicts of interest. TimesSquare will also periodically verify that the third party voting service is voting for those clients for which TimesSquare has communicated to the third party voting service that it has voting authority.
     TimesSquare will also periodically conduct due diligence over the third party voting service’s operations, including evaluating any relationship the third party voting service has with issuers, reviewing the third party voting service’s conflict resolution procedures and otherwise reviewing it’s practices to ensure the integrity of the Proxy Voting process, and to ensure that TimesSquare has a thorough understanding of the third party voting service’s business.
     On a periodic basis, TimesSquare will confirm that clients’ custodians are timely alerting the third party voting service when accounts are set up at the custodian for the third party voting service to begin voting TimesSquare’s clients’ securities and that they are forwarding all proxy material’s pertaining to the client’s portfolios to the third party voting service for execution.
11.	Clients may obtain information about how TimesSquare voted proxies for securities held in their account(s) by contacting TimesSquare.

12.	Upon request, TimesSquare will provide its clients with a description of TimesSquare’s proxy voting policy and procedures. In addition, TimesSquare also discloses information regarding its proxy voting procedures in its Form ADV Part II.

Wellington Management Company, llp
Global Proxy Voting Guidelines
Introduction Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.
     These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.
     Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines	Composition and Role of the Board of Directors
•	Election of Directors: Case-by-Case
We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.
•	Classify Board of Directors: Against
We will also vote in favor of shareholder proposals seeking to declassify boards.

Wellington Management Company, llp
Global Proxy Voting Guidelines
•	Adopt Director Tenure/Retirement Age (SP): Against

•	Adopt Director & Officer Indemnification: For
We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.
•	Allow Special Interest Representation to Board (SP): Against

•	Require Board Independence: For
We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.
•	Require Key Board Committees to be Independent. For
Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.
•	Require a Separation of Chair and CEO or Require a Lead Director (SP): Case-by-Case
We will generally support management proposals to separate the Chair and CEO or establish a Lead Director.
•	Approve Directors’ Fees: For

•	Approve Bonuses for Retiring Directors: Case-by-Case

•	Elect Supervisory Board/Corporate Assembly: For

•	Elect/Establish Board Committee: For

•	Adopt Shareholder Access/Majority Vote on Election of Directors (SP): Case-by-Case
We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support

Wellington Management Company, llp
Global Proxy Voting Guidelines
for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.
Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation
•	Adopt/Amend Stock Option Plans: Case-by-Case

•	Adopt/Amend Employee Stock Purchase Plans: For

•	Approve/Amend Bonus Plans: Case-by-Case
In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.
•	Approve Remuneration Policy: Case-by-Case

•	To approve compensation packages for named executive Officers: Case-by-Case

•	To determine whether the compensation vote will occur every 1, 2 or 3 years: 1 Year

•	Exchange Underwater Options: Case-by-Case

Wellington Management Company, llp
Global Proxy Voting Guidelines
We may support value-neutral exchanges in which senior management is ineligible to participate.
•	Eliminate or Limit Severance Agreements (Golden Parachutes): Case-by-Case
We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.
•	To approve golden parachute arrangements in connection with certain corporate transactions: Case-by-Case

•	Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP): Case-by-Case
We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.
•	Expense Future Stock Options (SP): For

•	Shareholder Approval of All Stock Option Plans (SP): For

•	Disclose All Executive Compensation (SP): For

Reporting of Results
•	Approve Financial Statements: For

•	Set Dividends and Allocate Profits: For

•	Limit Non-Audit Services Provided by Auditors (SP): Case-by-Case
We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.
•	Ratify Selection of Auditors and Set Their Fees: Case-by-Case

Wellington Management Company, llp
Global Proxy Voting Guidelines
     We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.
•	Elect Statutory Auditors: Case-by-Case

•	Shareholder Approval of Auditors (SP): For

Shareholder Voting Rights
•	Adopt Cumulative Voting (SP): Against
We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.
•	Shareholder Rights Plans Case-by-Case
Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.
-	We generally support plans that include:
-	Shareholder approval requirement

-	Sunset provision

-	Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).
Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).
•	Authorize Blank Check Preferred Stock: Case-by-Case
We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.
•	Eliminate Right to Call a Special Meeting: Against

•	Establish Right to Call a Special Meeting or Lower Ownership Threshold to Call a Special Meeting (SP): Case-by-Case

Wellington Management Company, llp
Global Proxy Voting Guidelines
•	Increase Supermajority Vote Requirement: Against
We likely will support shareholder and management proposals to remove existing supermajority vote requirements.
•	Adopt Anti-Greenmail Provision: For

•	Adopt Confidential Voting (SP): Case-by-Case
We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.
•	Remove Right to Act by Written Consent: Against

Capital Structure
•	Increase Authorized Common Stock: Case-by-Case
We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.
•	Approve Merger or Acquisition: Case-by-Case

•	Approve Technical Amendments to Charter: Case-by-Case

•	Opt Out of State Takeover Statutes: For

•	Authorize Share Repurchase For

•	Authorize Trade in Company Stock: For

•	Approve Stock Splits: Case-by-Case
We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.
•	Approve Recapitalization/Restructuring: Case-by-Case

•	Issue Stock with or without Preemptive Rights: Case-by-Case

Wellington Management Company, llp
Global Proxy Voting Guidelines
•	Issue Debt Instruments: Case-by-Case

Environmental and Social Issues
We expect portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. We evaluate shareholder proposals related to environmental and social issues on a case-by-case basis.
•	Disclose Political and PAC Gifts (SP): Case-by-Case

•	Report on Sustainability (SP): Case-by-Case

Miscellaneous
•	Approve Other Business: Against

•	Approve Reincorporation: Case-by-Case

•	Approve Third-Party Transactions: Case-by-Case
Dated: March 8, 2012

WELLS CAPITAL MANAGEMENT	Policies and Procedures
Subject:	Date Issued:
March 2009
Proxy Voting Policies and Procedures	Date Last Revised:
December 2007

Compliance Liaison:	Business Administrator:
Mai Shiver/Margie D’Almeida	Jennifer Vraney
I. Introduction:
As a fiduciary, Wells Capital Management (“WellsCap”) is obligated to vote proxies in the best interests of its clients. WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy and Procedures (“Policy”). WellsCap has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 940, as amended (the “Advisers’ Act”).
WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, WellsCap supports sound corporate governance practices within companies in which they invest.
II. Voting
     Philosophy:
When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law. For example, securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap. Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares. From time to time, WellsCap may participate with a dissident group to vote proxies. In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this

Policy. WellsCap relies on a third party to provide research, administration, and executing votes based on their published guidelines. Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting.
Responsibilities
1.	Proxy Administrator

WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

2.	The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments. The Committee members are selected from portfolio management groups and include investment risk personnel. Members of the Committee are subject to change upon approval from the Committee Chair.

3.	WellsCap Legal/Compliance Department provides oversight and guidance to the Committee as necessary.

4.	Third Parties

To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services. Currently, WellsCap has contracted with RiskMetrics Group (formally ISS), a provider of proxy-voting services, to provide the following services to WellsCap:
•	Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform;

•	Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients;

•	Posts proxy information on its password-protected website, including meeting dates, agendas, and RiskMetrics’ analysis;

•	Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services; and

•	Annual analysis and rationale for guideline amendments.

C. Methodology
Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics. The Proxy Administrator reviews this information regularly and communicates with representatives of RiskMetrics to ensure that all agendas are considered and proxies are voted on a timely basis.
1. Voting Guidelines. WellsCap, through its agent (RiskMetrics), votes proxies on different platforms subject to the client’s expressed goals. The two key platforms are: (i) the RiskMetrics’ Proxy Voting Guidelines, and (ii) RiskMetrics’ Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO. These Guidelines set forth how proxies will be voted on the issues specified. Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or “against” the proposal, or that the proposal should be considered on a case-by-case basis. The guideline may also be silent on a particular proposal, especially regarding foreign securities. RiskMetrics will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, RiskMetrics will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform. In addition, for proxies relating to issues not addressed in the guidelines, RiskMetrics will refer the vote to WellsCap. Finally, the Proxy Administrator shall have the authority to direct RiskMetrics to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted. Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.
2. Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline. In cases where a proxy is forwarded by RiskMetrics to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by RiskMetrics, Portfolio Management or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from a portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Manager”) is essential. Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/Wells Capital Management or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to RiskMetrics to be voted in conformance with the voting guidelines of RiskMetrics. Voting decisions made by the Proxy Administrator will be reported to RiskMetrics to ensure that the vote is registered in a timely manner.

3. Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).
4. Conflicts of Interest. WellsCap has obtained a copy of RiskMetrics policies, procedures and practices regarding potential conflicts of interest that could arise in RiskMetrics proxy voting services to WellsCap as a result of business conducted by RiskMetrics. WellsCap believes that potential conflicts of interest by RiskMetrics are minimized by these policies, procedures and practices. In addition, Wells Fargo and/or Wells Capital Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or Wells Capital Management or its affiliates have other relationships with the issuer of the proxy. WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by RiskMetrics of the voting guidelines. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to RiskMetrics to vote in conformance with the voting guidelines of RiskMetrics. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.
5. Regulatory Conflicts/Restrictions. When the Proxy Administrator is aware of regulatory conflicts or restrictions, the Proxy Administrator shall defer to RiskMetrics to vote in conformance with RiskMetrics’ voting guidelines to avoid any regulatory violations.
III. Other Provisions
     Guideline Review
The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer. A representative of WellsCap’s Compliance Department will be present (on a best efforts basis) at all Proxy Committee meetings, but will not vote on the proxies.
     Record Retention
WellsCap will maintain the following records relating to the implementation of the Procedures:
■	A copy of these proxy voting polices and procedures;

■	Proxy statements received for client securities (which will be satisfied by relying on RiskMetrics);

■	Records of votes cast on behalf of clients (which RiskMetrics maintains on behalf of WellsCap);

■	Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and

■	Any documents prepared by WellsCap or RiskMetrics that were material to making a proxy voting decision.
Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of five years.
     Disclosure of Policies and Procedures
WellsCap will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316.
WellsCap will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at riskmgt@wellsfargo.com to request a record of proxies voted on their behalf.
Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

PART C
OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust of The Vantagepoint Funds (the “Registrant” or the “Trust”) incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(a)(2)	Amendment No. 1 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(a)(3)	Amendment No. 2 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(b)(1)	By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(b)(2)	Amended By-Laws of Registrant are, incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(c)	Not applicable.

(d)(1)	Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC (“VIA”) incorporated herein by reference to of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(d)(2)	Second Master Investment Advisory Agreement between VIA and the Registrant on behalf of the Milestone Funds, is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(3)	Amendment to Master Investment Advisory Agreement dated July 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(4)	Fee Waiver Agreement re: Milestone Funds is incorporated herein by reference to Post Effective Amendment No. 24 filed on April 29, 2008

(d)(5)	Subadvisory Agreement — Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(6)	Amendment No. 2 to Subadvisory Agreement — Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(7)	Subadvisory Agreement — Capital Guardian Trust Company dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(8)	Subadvisory Agreement — Fidelity Management Trust Company re: Growth Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(9)	Amendment No. 2 to Subadvisory Agreement — Fidelity Management Trust Company re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(10)	Subadvisory Agreement -Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(11)	Amendment No. 2 to Subadvisory Agreement — Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(12)	Amendment No. 3 to Subadvisory Agreement —Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(13)	Subadvisory Agreement — Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(14)	Amendment No. 2 to Subadvisory Agreement — Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(15)	Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(16)	Amendment No. 2 to Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(17)	Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(18)	Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund incorporated herein by reference Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(19)	Amendment No. 2 to Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(20)	Subadvisory Agreement — Barrow, Hanley, Mewhinney &Strauss, Inc. re: Equity Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(21)	Subadvisory Agreement — T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(22)	Amendment No. 2 to Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(23)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund dated 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(24)	Subadvisory Agreement — Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(25)	Amendment No. 2 to Subadvisory Agreement — Mellon Capital Management Corporation re: the Asset Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(26)	Amendment No. 3 to the Subadvisory Agreements — Mellon Capital Management relating to Core Bond Index Fund, US Government Securities Fund and Overseas Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(27)	Subadvisory Agreement -Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(28)	Amendment No. 2 to Subadvisory Agreement — Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(29)	Subadvisory Agreement — Payden & Rygel re: Short-Term Bond Fund —dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(30)	Subadvisory Agreement — Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(31)	Amendment No. 2 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(32)	Amendment to Subadvisory Agreement — Southeastern Asset Management, Inc. dated December 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(33)	Subadvisory Agreement — Peregrine Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(34)	Amendment to Subadvisory Agreement — Peregrine Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(35)	Subadvisory Agreement — Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(36)	Amendment No. 2 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(37)	Amendment to Subadvisory Agreement — Southeastern Asset Management, Inc. dated February 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(38)	Subadvisory Agreement — Wellington Management Company, LLP Re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(39)	Amendment to Subadvisory Agreement — Wellington Management Company, LLP re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(40)	Subadvisory Agreement — Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(41)	Amendment No. 2 to Subadvisory Agreement — Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(42)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(43)	Amendment to the Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(44)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(45)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No.10 filed on March 2, 2004

(d)(46)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(47)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Broad Market Index Fund is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(48)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(49)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Overseas Equity Index is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(50)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(51)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Core Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(52)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(53)	Subadvisory Agreement — Mellon Capital Management Corporation re: S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(54)	Amendment to the Subadvisory Agreement — Mellon Capital Management re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(55)	Subadvisory Agreement — Mellon Capital Management Corporation re: US Government Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(56)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(57)	Subadvisory Agreement — STW Fixed Income Management Ltd. re: the Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(58)	Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(59)	Amendment No. 2 to the Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(60)	Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund dated February 9, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(61)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(62)	Amendment No. 2 to the Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(63)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(64)	Form of Amendment to Subadvisory Agreements is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(65)	Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(66)	Subadvisory Agreement — Goldman Sachs Asset Management L.P. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(67)	Subadvisory Agreement — Westfield Capital Management, LLC re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(68)	Subadvisory Agreement — Walter Scott & Partners, Limited re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(69)	Revised Subadvisory Agreement —Walter Scott & Partners, Limited re: International Fund dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(70)	Subadvisory Agreement — GlobeFlex Capital, L.P. re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(71)	Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(72)	Subadvisory Agreement — TimesSquare Capital Management, LLC dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(73)	Amendment to Subadvisory Agreement —Peregrine Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(74)	Subadvisory Agreement — Fischer Francis Trees & Watts, Inc. re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(75)	Subadvisory Agreement — Pacific Investment Management Company, LLC re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(76)	Subadvisory Agreement — Wellington Management Company, LLP re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(77)	Subadvisory Agreement — Payden & Rygel re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(78)	Subadvisory Agreement — Goldman Sachs Asset Management, L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(79)	Subadvisory Agreement — Systematic Financial Management L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(80)	Subadvisory Agreement — WEDGE Capital Management L.L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(81)	Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(82)	Subadvisory Agreement — Mellon Capital Management Corporation re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(83)	Subadvisory Agreement — Drake Capital Management, LLC re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(84)	Subadvisory Agreement — Analytic Investors, Inc. re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(85)	Subadvisory Agreement — BlackRock Financial Management, Inc. re: the Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(86)	Fee Waiver Agreement Payden & Rygel re: Diversified Assets Fund is incorporated by reference to Post-Effective Amendment No.24 filed on April 29, 2008.

(d)(87)	Subadvisory Agreement — Westfield Capital Management Company L.P. re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(88)	Subadvisory Agreement — D.G. Capital Management Trust re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(89)	Subadvisory Agreement — Columbus Circle Investors re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(90)	Subadvisory Agreement — Artisan Partners Limited Partnership re: Select Value is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(91)	Subadvisory Agreement — Fiduciary Management, Inc. re: Growth & Income Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(92)	Amendment No. 1 to Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund dated April 3, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(93)	Amendment to Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(94)	Amendment to Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(95)	Amendment to Subadvisory Agreement — Legg Mason Capital Management re: Growth Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(96)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation re: Diversified Assets Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(97)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation re: S&P 500 Stock Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(98)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Asset Allocation Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(99)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Broad Market Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(100)	Amendment No. 4 to Subadvisory Agreement — Mellon Capital Management Corporation re: Core Bond Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(101)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(102)	Amendment No. 4 to Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(103)	Amendment No. 4 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: Equity Income Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(104)	Amendment to Subadvisory Agreement — TimeSquare Capital Management, LLC re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(105)	Amendment No. 4 to Subadvisory Agreement — Tukman Grossman Capital Management, Inc.re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(106)	Amended & Restated Master Investment Advisory Agreement dated December 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(107)	Amendment to Second Master Investment Advisory Agreement dated December 29, 2005 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(108)	Amendment to Second Master Investment Advisory Agreement dated October 26, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(109)	Amendment to Subadvisory Agreement with STW Fixed Income Management Ltd is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(110)	Amendment to Second Master Investment Advisory Agreement effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(111)	Fee Waiver Agreement re: Milestone 2045 Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(112)	Amendment No. 2 to Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund dated September 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(113)	Subadvisory Agreement — Mondrian Investment Partners Limited re: International Fund effective October 12, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(114)	Subadvisory Agreement — Calamos Advisors LLC re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(115)	Subadvisory Agreement — Shenkman Capital Management, Inc. re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(116)	Revised Fee Schedule — Artisan Partners Holding, LLP (formerly Artisan Partners Limited Partnership) Re: International Fund dated April 1, 2010 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(117)	Assignment, Assumption and Consent Agreement — Artisan Partners Holding LLP re: International Fund dated June 17, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(118)	Assignment, Assumption and Consent Agreement — Artisan Partners Holding LLP re: Select Value Fund dated June 17, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(119)	Subadvisory Agreement — Wellington Capital Management LLP re: Aggressive Opportunities Fund dated May 1, 2010 is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2010.

(d)(120)	Amendment to Master Investment Advisory Agreement dated December 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(121)	Amendment to Schedule to Master Investment Advisory Agreement dated March 26, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(122)	Amendment to Subadvisory Agreement — D.G. Capital Investment Trust re: Growth Fund dated March 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(123)	Amendment to Subadvisory Agreement— Barrow, Hanley, Mewhinney & Strauss LLC re: Equity Income Fund dated May 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(d)(124)	Amendment to Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund dated May 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(125)	Subadvisory Agreement — Mondrian Investment Partners Limited re: International Fund dated July 12, 2011 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(126)	Subadvisory Agreement — Atlanta Capital Management Company, LLC re: Growth Fund dated January 23, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(127)	Subadvisory Agreement — Victory Capital Management Inc. re: Growth Fund dated January 23, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(128)	Amendment to Subadvisory Agreement — GlobeFlex Capital, LP re: International Fund dated March 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(d)(129)	Form of Amendment to Schedule to Master Investment Advisory Agreement is incorporated herein by reference to Post-Effective Amendment No. 36 filed on June 26, 2012.

(d)(130)	Form of Fee Waiver Agreement re: Milestone 2050 Fund is incorporated herein by reference to Post-Effective Amendment No. 36 filed on June 26, 2012.

(e)(1)	Distribution Agreement between the Registrant and ICMA-RC Services LLC incorporated herein by reference to Pre-Effective Amendment No. 3 filed on April 26, 1999.

(e)(2)	Amendment to Distribution Agreement effective August 29, 2002 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement between Registrant and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(g)(2)	Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(g)(3)	Domestic Custody Agreement between The Vantagepoint Funds and JP Morgan Chase Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(4)	Global Custody Rider to Domestic Custody Agreement between The Vantagepoint Funds and JPMorgan Chase Bank, N.A.(“JPM”) is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(5)	Amendment to Domestic Custody Agreement and Global Custody Rider dated September 12, 2008 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(6)	Amendment to Domestic Custody Agreement and Global Custody Rider dated September 28, 2009 is incorporated by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(g)(7)	Amendment to Domestic Custody Agreement dated December 10, 2009 is incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(g)(8)	Amendment to Domestic Custody Agreement effective January 4, 2010 is incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(g)(9)	Amendment to Domestic Custody Agreement and Global Custody Rider dated April 1, 2011 dated April 1, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(g)(10)	Form of Amendment to Domestic Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 36 filed on June 26, 2012.

(h)(1)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(h)(2)	Amendment to the Transfer Agency Agreement between Registrant and Vantagepoint Transfer Agents, LLC (“VTA”) is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(h)(3)	Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 6 filed on April 25, 2001.

(h)(4)	Amendment to the Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(h)(5)	Sub-Transfer Agent Service Agreement between VTA and JPM dated May 5, 2008 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(h)(6)	Transfer Agency Agreement Amendment effective August 29, 2002 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(7)	Amendment to Appendix A of the Transfer Agency Agreement dated October 26, 2007 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(8)	Amendment to Appendix A of the Transfer Agency Agreement effective January 4, 2010 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(9)	Amendment to Appendix A of the Transfer Agency Agreement effective March 26, 2011 is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(h)(10)	Form of Amendment to Appendix A of the Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 36 filed on June 26, 2012.

(i)	Opinion of Mayer Brown LLP to be filed by later amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Purchase Agreement incorporated herein by reference to Pre-Effective Amendment No. 3 filed on April 26, 1999.

(m)	Not applicable.

(n)	Not applicable.

(o)(1)	Rule 18f-3 Plan amended August 30, 2004, incorporated by reference to Post-Effective Amendment No. 12 filed September 23, 2004.

(p)(1)	The Vantagepoint Funds’ Policy on Personal Investment Activity and Prevention of the Misuse of Inside Information amended on June 27,

2008, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(p)(2)	Code of Ethics for Brown Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(3)	Code of Ethics for Payden & Rygel Investment Counsel is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(4)	Code of Ethics for Tukman Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(5)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(6)	Code of Ethics for Capital Guardian Trust Company is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(7)	Code of Ethics for Fidelity Management Trust Company is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(8)	Code of Ethics for Mellon Capital Management Corporation is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(9)	Code of Ethics for T. Rowe Price Associates, Inc. is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(10)	Code of Ethics for Wellington Management Company, LLP is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(11)	Code of Ethics for Southeastern Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 31 filed on April 27, 2011.

(p)(12)	Code of Ethics for Peregrine Capital Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(13)	Code of Ethics for Artisan Partners Limited Partnership, is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(14)	Code of Ethics for STW Fixed Income Management LLC is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(15)	Code of Ethics of GlobeFlex Capital, L.P. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(16)	Code of Ethics of Legg Mason Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(17)	Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(18)	Code of Ethics for Walter Scott & Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(19)	Code of Ethics for Westfield Capital Management Company, LP is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(20)	Code of Ethics for Pacific Investment Management Company, LLC is in incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(p)(21)	Code of Ethics for Fisher Francis Trees & Watts, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 filed on February 28, 2007

(p)(22)	Code of Ethics for TimesSquare Capital Management is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(23)	Code of Ethics for Analytic Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2011.

(p)(24)	Code Ethics for Systematic Financial Management L.P. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(25)	Code of Ethics of Drake Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(26)	Code of Ethics of WEDGE Capital Management L.L.P. is filed is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(27)	Code of Ethics of BlackRock Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(28)	Code of Ethics of DG Capital Management Trust is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(29)	Code of Ethics of Columbus Circle Investors is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(30)	Code of Ethics of Fiduciary Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(31)	Code of Ethics of Westfield Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 34 filed on April 26, 2012.

(p)(32)	Code of Ethics of Calamos Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(33)	Code of Ethics of Shenkman Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(34)	Code of Ethics of Mondrian Investment Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(35)	Code of Ethics of Atlanta Capital Management Company, LLC is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

(p)(36)	Code of Ethics of Victory Capital Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 33 filed on March 2, 2012.

Item 29. Persons Controlled by or Under Common Control with the Fund
Not applicable.
Item 30. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
VIA, the investment adviser for the Funds, is wholly owned by ICMA Retirement Corporation, which is itself a registered investment adviser. ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans.
Item 32. Principal Underwriter
ICMA-RC Services LLC (“RC Services”) serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Fund
Joan W. McCallen	President	President
Elizabeth S. Glista	Treasurer & Chief Financial Officer	Treasurer & Chief Financial Officer
Angela C. Montez	Assistant Secretary	Secretary
Kathryn B. McGrath	Secretary	Assistant Secretary
Item 33. Location of Accounts and Records
The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant’s investment adviser, VIA, and the Registrant’s transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant’s custodian, JPMorgan Chase Bank, N.A., which has a place of business at 3 Metro Tech Center, Brooklyn, New York 11245.

Item 34. Management Services
Reference is made to the discussion in this Statement of Additional Information regarding ICMA Retirement Corporation, VIA, RC Services, and VTA under the heading “Investment Advisory and Other Services.”
Item 35. Undertakings
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia, on the 26th day of June, 2012.

THE VANTAGEPOINT FUNDS

/s/ Joan W. McCallen Joan W. McCallen, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Joan W. McCallen Joan W. McCallen	President	June 26, 2012

/s/ Elizabeth S. Glista Elizabeth S. Glista	Treasurer and Chief Financial Officer	June 26, 2012

* N. Anthony Calhoun	Director	June 26, 2012

* George M. Chamberlain, Jr.	Director	June 26, 2012

* Donna K. Gilding	Director	June 26, 2012

* Arthur R. Lynch	Director	June 26, 2012

* David R. Mora	Director	June 26, 2012

* Timothy M. O’Brien	Director	June 26, 2012

* Robin L. Wiessmann	Director	June 26, 2012

*By	/s/ Angela C. Montez Angela C. Montez
Attorney-in-Fact